Registration No. 033-13481
811-05118
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. _____ _____
Post-Effective Amendment No. 38
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 169
Principal Life Insurance Company Variable Life Separate Account
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(Exact Name of Registrant)
Principal Life Insurance Company
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(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 246-5688
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Depositor's Telephone Number, including Area Code
Britney Schnathorst
Principal Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 235-1209
(Name and Address of Agent for Service)
Please send copies of all communications to
Joan Boros
Stradley Ronan Stevens & Young LLP
1250 Connecticut Avenue N.W.
Suite 500
Washington, D.C. 20036
Principal Flexible Variable Life
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(Title of Securities Being Registered)
It is proposed that this filing will become effective (check appropriate box)
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_XX _ on May 1, 2016 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL FLEXIBLE VARIABLE LIFE
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
Issued by Principal Life Insurance Company (the “Company”) through its

Principal Life Insurance Company Variable Life Separate Account
This prospectus is dated May 1, 2016.
The Company no longer offers or issues the Policy. This Prospectus is only for the use of current Policy owners.
This prospectus provides information about the Policy and is accompanied by current prospectuses for the underlying mutual funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Not all the benefits, programs, features and investment options described in this prospectus are available or approved for use in every state. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

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3

SUMMARY: BENEFITS AND RISKS
This prospectus describes an individual flexible premium variable universal life insurance policy offered by the Company. This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.
POLICY BENEFITS
Death Benefits and Proceeds
The Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the date of death of the insured. The amount of the death proceeds is:

•	the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY VALUES - Death Proceeds);
•minus loan indebtedness;

•
minus any overdue monthly policy charges (Overdue monthly policy charges arise when a Policy is in a grace period and the net surrender value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other Policy charges.)

•plus proceeds from any benefit rider on the life of the insured.
Death proceeds are paid in cash or applied under a benefit payment option. The Policy provides for two death benefit options. A death benefit option is elected on the application. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.
Premium Payment Flexibility
You may choose the amount and frequency of premium payments (subject to certain limitations).
Policy Values
The policy value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest policy expenses, interest credited and/or investment experience of the divisions. There is no guaranteed minimum division value.
Policy Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the net surrender value.
Full Surrender
The Policy may be surrendered and any net surrender value paid to the owner. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed.
Partial Surrender
On or after the first policy anniversary, a Policy may be partially surrendered and the proceeds paid to the owner. The surrender charge does not apply to partial surrenders. A transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed. The minimum amount of a partial surrender is $500.
Adjustment Options
The face amount may be increased or decreased unless the Policy is in a grace period or if monthly policy charges are being waived under a rider.
Face Amount Increase
The minimum amount of an increase is $5,000 and is subject to our underwriting guidelines in effect at the time the increase is requested.
Face Amount Decrease
On or after the first policy anniversary, a decrease in face amount may be requested if the request does not decrease the policy face amount below $25,000.
Maturity Proceeds
If the insured is living on the maturity date, we will pay the owner an amount equal to the net surrender value unless the Extended Coverage rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the maturity date.

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POLICY RISKS
Risks of Poor Investment Performance
Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the insured’s death.

NOTE:
Each division invests in a corresponding underlying mutual fund. The underlying mutual funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.

Policy Termination (Lapse)
On an ongoing basis, the Policy’s net surrender value must be sufficient to cover the monthly policy charges and any loan indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the insured.
During the first policy year, if the minimum required premium requirement is met the Policy will not terminate even if the Policy’s net surrender value is insufficient to cover the monthly policy charge.
Limitations on Access to Surrender Value
Partial Surrender

•
Two partial surrenders may be made in a policy year. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 50% of the current net surrender value.

•A transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed.
•The death benefit will be reduced by the amount of the partial surrender and the transaction charge.
Full Surrender
If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of policy years is calculated from the original policy date through the surrender date - excluding the period during which the Policy was terminated.
Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus any loan indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.

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Risks of Underlying Mutual Funds
A comprehensive discussion of the risks of each underlying mutual fund may be found in the underlying mutual fund’s prospectus. As with all mutual funds, as the value of an underlying mutual fund’s assets rise or fall, the fund’s share price changes. If you sell your units in a division (each of which invests in an underlying mutual fund) when their value is less than the price you paid, you will lose money.
Equity Funds
The biggest risk is that the fund’s returns may vary and you could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an underlying mutual fund’s portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an underlying mutual fund’s portfolio could also decrease if the stock market goes down.
Income Funds
A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the underlying mutual fund’s share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.
International Funds
The international underlying mutual funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.
General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the separate account) and are subject to the Company's claims-paying ability. A Policy owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the underlying mutual funds.

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SUMMARY: FEE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy or surrender the Policy.

Transaction Fees
Charge	Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed	from each premium paid	5.00% of premium paid
Taxes (federal, state and local)	from each premium paid	2.00% of premium paid
Maximum Deferred Surrender Charge*	from proceeds upon full surrender of Policy or termination of Policy for insufficient value
Guaranteed Minimum		$1.20 per $1,000 of face amount
Guaranteed Maximum		$26.96 per $1,000 of face amount
Current first year charge for a Representative insured (45-year old male with a risk classification of non-smoker)		$5.01 per $1,000 of face amount
Transaction fee on partial surrenders	from each partial surrender	The lesser of $25 or 2% of the amount surrendered
Transfer Fee	upon each transfer after the fourth transfer in a policy year
Guaranteed		$25 per transfer
Current		None
*    Surrender charges decline over time.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance*	monthly
Guaranteed Minimum Charge		$0.06 per $1,000 of net amount at risk
Guaranteed Maximum Charge		$83.33 per $1,000 of net amount at risk
Current first year charge for a Representative insured**		$0.27 per $1,000 of net amount at risk
Mortality and Expense Risk Charge	monthly	equivalent to:
Current		0.75% of the policy value per year
Administration Charge:	monthly
Guaranteed Maximum		$5.00 per month
Current		$5.00 per month
Net Policy Loan Charge	Annually (accrued daily)	2.0% of the loan balance per year (the difference between the interest charged on the loan balance and the interest credited to the loan account)

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Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Optional Insurance Benefits***
Accelerated Benefit Rider	annually	8.0% of death proceeds advanced per year
Accidental Death Benefit Rider	monthly
Guaranteed Minimum		$0.03 per $1,000 of rider benefit
Guaranteed Maximum		$0.14 per $1,000 of rider benefit
Current charge for a Representative insured**		$0.07 per $1,000 of rider benefit
Children Term Rider	monthly	$0.40 per $1,000 of rider benefit
Guaranteed Option Rider	monthly
Guaranteed Minimum		$0.05 per $1,000 of rider benefit
Guaranteed Maximum		$0.17 per $1,000 of rider benefit
Current charge for a Representative insured**		N/A for a 45-year old (see Optional Insurance Benefits).
Life Paid-Up Rider	rider exercise date
Guaranteed Minimum		3.5% of policy value
Guaranteed Maximum		7.5% of policy value
Current charge for a Representative insured**		3.5% of policy value
Spouse Term Rider	monthly
Guaranteed Minimum		$0.16 per $1,000 of rider benefit
Guaranteed Maximum		$1.80 per $1,000 of rider benefit
Current charge for a Representative spouse****		$0.30 per $1,000 of rider benefit
Waiver of Monthly Policy Charges Rider	monthly
Guaranteed Minimum		$0.01 per $1,000 of net amount at risk
Guaranteed Maximum		$0.36 per $1,000 of net amount at risk
Current charge for a Representative insured**		$0.05 per $1,000 of net amount at risk

*
The cost of insurance rate at issue and for any underwritten face amount increase is based on the gender, issue age and age at adjustment, duration since issue and since adjustment, smoking status, and risk classification of the insured. The charge shown in the table may not be representative of the charge that a particular policy owner will pay. Typically, cost of insurance rates are lower for insureds who: are non-smokers; have a risk classification of preferred; are younger; and are fully underwritten. You may obtain more information about the particular cost of insurance charge that would apply to you from your registered representative or by phoning 1-800-247-9988.

**     A representative insured is a 45-year old male with a risk classification of non-smoker.
***    Rates shown assume insured’s risk class is standard or better.
****     A representative spouse is a 45-year old female with a risk classification of non-smoker.
The following table shows the minimum and maximum total operating expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.
Annual Underlying Mutual Fund Operating Expenses as of December 31, 2015*

	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.25%	1.37%

*
Some of the underlying mutual funds available are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

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GLOSSARY
adjustment – change to your Policy resulting from an increase or decrease in policy face amount or a change in: smoking status; death benefit option; rating or riders.
adjustment date – the monthly date on or next following the Company’s approval of a requested adjustment.
attained age – the insured’s age on the birthday on or preceding the last policy anniversary.
business day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
death benefit guarantee premium – a premium which is required to be paid in order to guarantee that the Policy will not lapse for a specific number of years.
division – a part of the Separate Account which invests in shares of a underlying mutual fund. The "money market division" refers to the Fidelity VIP Government Money Market Division.
effective date – the date on which all requirements for issuance of a Policy have been satisfied.
face amount  – life insurance coverage amount.
insured – the person named as the “insured” on the most recent application for the Policy. The insured may or may not be the owner.
loan account – that part of the policy value in the Policy that reflects the loan indebtedness.
loan indebtedness – the amount of any policy loan and unpaid loan interest.
maturity date – the policy anniversary following the insured’s 95th birthday.
minimum monthly premium – the amount that, if paid, will keep the Policy in force for one month (not taking into account the current monthly policy charge and surrender charge).
monthly date – the day of the month which is the same day as the policy date.

Example:	If the policy date is September 5, 2005, the first monthly date is October 5, 2005.
monthly policy charge – the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and of additional benefits provided by any rider plus the monthly administration charge and mortality and expense risk charge in effect on the monthly date.
net amount at risk – the amount upon which the cost of insurance charges are based. It is the result of:

•	the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus

•	the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.
net policy value – the policy value minus any loan indebtedness.
net premium – the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the divisions.
net surrender value – surrender value minus any loan indebtedness.

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no lapse guarantee premium – a premium which is required to be paid in order to guarantee the Policy will not lapse in the first five years.
notice – any form of communication received in our home office which provides the information we need which may be in writing sent to us by mail, internet or facsimile or by calling the service office. In states where permitted, we will require you to use the form(s) we provide for certain Notices along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust your policy.
owner – the person, including joint owner, who owns all the rights and privileges of this Policy.
policy date – the date from which monthly dates, policy years and policy anniversaries are determined; the policy date will never be the 29th, 30th, or 31st of any month.
policy face amount – the insurance benefit provided by the Policy without any riders.
policy value (also known as the accumulated value) – an amount equal to the division value(s) plus the loan account value.
policy year – the one-year period beginning on the policy date and ending one day before the policy anniversary and any subsequent one year period beginning on a policy anniversary.

Example:	If the policy date is September 5, 2005, the first policy year ends on September 4, 2006. The first policy anniversary falls on September 5, 2006.
premium expense charge – the charge deducted from premium payments to cover a sales charge and state, local and federal taxes.
prorated basis – in the proportion that the value of a particular division bears to the total value of all divisions.
surrender value – policy value minus any surrender charge.
underlying mutual fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division invests.
unit – the accounting measure used to calculate the value of each division.
valuation period – the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each business day, and ends at the close of normal trading of the NYSE on the next business day.
written request – actual delivery to the Company at our home office of a written notice or request, signed and dated, on a form we supply or approve.
Your notices may be mailed to us at:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390
you – the owner of the Policy.

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CORPORATE ORGANIZATION AND OPERATION
The Company
The Company is a stock life insurance company with its home office at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a directly wholly owned subsidiary of Principal Financial Group, Inc.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.
The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.
Principal Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to policy owners under the Policy.
The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of your policy will equal the total of your premium payments.
In a low interest rate environment, yields for the money market division, after deduction of all applicable Policy and rider charges, may be negative even though the yield for the underlying money market fund, before deducting for such charges, is positive. If you allocate a portion of your policy value to a money market division or participate in a scheduled automatic transfer program where policy value is allocated to a money market division, that portion of your policy value allocated to the money market division may decrease in value .
The Funds
The assets of each division of the Separate Account invest in a corresponding underlying mutual fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available without charge from a sales representative or by contacting our home office at 1-800-247-9988. A fund's summary prospectus also includes information on how to obtain such fund's full statutory prospectus.
The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives of, and advisor and sub-advisor, if applicable, for each division.
New divisions may be added and made available.  Divisions may also be eliminated from the Separate Account following approval from appropriate regulatory authority.

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Deletion or Substitution of Investments
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:
•transfer assets in any division to another division;
•add, combine or eliminate divisions; or
•substitute the shares of a division for shares in another division:
•if shares of a division are no longer available for investment; or
•if in our judgment, investment in a division becomes inappropriate considering the purposes of the division.
If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this transfer privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Policy owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of policy value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

NOTE:	Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.

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CHARGES AND DEDUCTIONS
We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated.
Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a premium expense charge. The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy. The sales load is intended to pay us for distribution expenses, including commissions paid to sales representatives, printing of prospectuses and sales literature, and advertising.
Deductions from premiums equal:
•5.0% (of premiums paid) for sales load
•plus 2.0% (of premiums paid) for taxes
Surrender Charge
A surrender charge is imposed upon full surrender of the Policy within ten years of the policy date or of a policy face amount increase. If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. Surrender charges vary based on the gender (where allowed by law), attained age of the insured on the policy date and the number of policy years since issue or adjustment. The charge applies only during the first ten policy years unless there is a policy face amount increase. A policy face amount increase has its own surrender charge period that begins on the adjustment date. The total surrender charge on the Policy is the sum of the surrender charges for the policy face amount at issue and each policy face amount increase. The surrender charge is not affected by any decrease in policy face amount or any change in policy face amount resulting from a change of death benefit options.
The surrender charge on an early surrender or Policy lapse is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.
The surrender charge consists of two parts. The contingent deferred sales load compensates us for expenses relating to the sale of the Policy and will not exceed 25% of the minimum first year premium (twelve times the minimum monthly premium). The contingent deferred administration charge is intended to reimburse us for ongoing administrative expenses related to the Policy.
Surrender charge percentage
The surrender charge is (a) multiplied by (b) multiplied by (c) where:
(a) is the Total Charge from the tables shown below
(b) is the face amount divided by 1000
(c) is the applicable surrender charge percentage shown below

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FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
per $1000 of Face Amount
Male Lives

Issue Age	Adm. Charge	Sales Load	Total Charge	Issue Age	Adm. Charge	Sales Load	Total Charge
0	0.43	0.89	1.32	40	2.31	1.71	4.02
1	0.69	0.63	1.32	41	2.38	1.81	4.19
2	0.72	0.62	1.34	42	2.47	1.91	4.38
3	0.74	0.62	1.36	43	2.56	2.02	4.58
4	0.77	0.62	1.39	44	2.65	2.14	4.79
5	0.80	0.61	1.41	45	2.74	2.27	5.01
6	0.84	0.60	1.44	46	2.86	2.39	5.25
7	0.87	0.60	1.47	47	3.00	2.50	5.50
8	0.91	0.60	1.51	48	3.14	2.63	5.77
9	0.93	0.61	1.54	49	3.30	2.76	6.06
10	0.96	0.62	1.58	50	3.46	2.90	6.36
11	0.97	0.65	1.62	51	3.63	3.06	6.69
12	0.97	0.69	1.66	52	3.81	3.23	7.04
13	0.96	0.74	1.70	53	4.01	3.40	7.41
14	0.95	0.80	1.75	54	4.22	3.58	7.80
15	0.93	0.86	1.79	55	4.44	3.78	8.22
16	0.92	0.91	1.83	56	4.69	3.98	8.67
17	0.91	0.96	1.87	57	4.97	4.18	9.15
18	0.92	1.00	1.92	58	5.26	4.40	9.66
19	0.93	1.03	1.96	59	5.55	4.66	10.21
20	1.02	0.99	2.01	60	5.82	4.98	10.80
21	1.07	0.99	2.06	61	6.05	5.37	11.42
22	1.11	1.00	2.11	62	6.27	5.83	12.10
23	1.16	1.01	2.17	63	6.48	6.34	12.82
24	1.22	1.01	2.23	64	6.70	6.89	13.59
25	1.28	1.02	2.30	65	6.95	7.47	14.42
26	1.34	1.03	2.37	66	7.24	8.07	15.31
27	1.41	1.04	2.45	67	7.55	8.71	16.26
28	1.47	1.06	2.53	68	7.88	9.40	17.28
29	1.53	1.09	2.62	69	8.22	10.16	18.38
30	1.60	1.11	2.71	70	8.59	10.98	9.57
31	1.66	1.15	2.81	71	8.98	11.87	20.85
32	1.73	1.19	2.92	72	9.41	12.83	22.24
33	1.80	1.23	3.03	73	9.83	13.88	23.71
34	1.87	1.28	3.15	74	10.23	15.06	25.29
35	1.93	1.34	3.27	75	10.58	16.38	26.96
36	2.01	1.40	3.41
37	2.08	1.47	3.55
38	2.15	1.54	3.69
39	2.23	1.62	3.85

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FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
per $1000 of Face Amount
Female Lives

Issue Age	Adm. Charge	Sales Load	Total Charge	Issue Age	Adm. Charge	Sales Load	Total Charge
0	0.44	0.76	1.20	40	1.97	1.52	3.49
1	0.66	0.54	1.20	41	2.03	1.60	3.63
2	0.68	0.54	1.22	42	2.09	1.69	3.78
3	0.70	0.54	1.24	43	2.15	1.78	3.93
4	0.72	0.54	1.26	44	2.23	1.87	4.10
5	0.74	0.54	1.28	45	2.30	1.98	4.28
6	0.77	0.54	1.31	46	2.40	2.06	4.46
7	0.79	0.54	1.33	47	2.51	2.15	4.66
8	0.82	0.54	1.36	48	2.63	2.23	4.86
9	0.84	0.54	1.38	49	2.74	2.34	5.08
10	0.85	0.56	1.41	50	2.87	2.44	5.31
11	0.88	0.57	1.45	51	3.00	2.56	5.56
12	0.89	0.59	1.48	52	3.15	2.67	5.82
13	0.90	0.61	1.51	53	3.32	2.78	6.10
14	0.92	0.63	1.55	54	3.50	2.90	6.40
15	0.93	0.66	1.59	55	3.67	3.04	6.71
16	0.94	0.68	1.62	56	3.88	3.17	7.05
17	0.96	0.70	1.66	57	4.10	3.30	7.40
18	0.99	0.72	1.71	58	4.33	3.46	7.79
19	1.01	0.74	1.75	59	4.62	3.58	8.20
20	1.05	0.75	1.80	60	4.90	3.74	8.64
21	1.07	0.77	1.84	61	5.16	3.97	9.13
22	1.11	0.78	1.89	62	5.41	4.23	9.64
23	1.15	0.80	1.95	63	5.64	4.56	10.20
24	1.18	0.82	2.00	64	5.86	4.94	10.80
25	1.22	0.84	2.06	65	6.11	5.32	11.43
26	1.26	0.87	2.13	66	6.39	5.73	12.12
27	1.30	0.90	2.20	67	6.70	6.16	12.86
28	1.35	0.92	2.27	68	7.06	6.61	13.67
29	1.39	0.95	2.34	69	7.47	7.07	14.54
30	1.44	0.98	2.42	70	7.97	7.53	15.50
31	1.49	1.01	2.50	71	8.45	8.10	16.55
32	1.54	1.05	2.59	72	8.93	8.77	17.70
33	1.59	1.09	2.68	73	9.44	9.50	18.94
34	1.65	1.13	2.78	74	9.94	10.35	20.29
35	1.71	1.17	2.88	75	10.33	11.42	21.75
36	1.76	1.23	2.99
37	1.81	1.30	3.11
38	1.87	1.36	3.23
39	1.92	1.44	3.36

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FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
per $1000 of Face Amount
Unisex Lives

Issue Age	Adm. Charge	Sales Load	Total Charge	Issue Age	Adm. Charge	Sales Load	Total Charge
0	0.43	0.87	1.30	40	2.26	1.69	3.95
1	0.69	0.61	1.30	41	2.34	1.78	4.12
2	0.72	0.60	1.32	42	2.42	1.88	4.30
3	0.74	0.60	1.34	43	2.51	1.99	4.50
4	0.77	0.60	1.37	44	2.60	2.10	4.70
5	0.79	0.60	1.39	45	2.69	2.23	4.92
6	0.83	0.59	1.42	46	2.80	2.35	5.15
7	0.86	0.59	1.45	47	2.93	2.46	5.39
8	0.90	0.59	1.49	48	3.07	2.58	5.65
9	0.92	0.60	1.52	49	3.22	2.71	5.93
10	0.95	0.61	1.56	50	3.38	2.84	6.22
11	0.96	0.64	1.60	51	3.55	2.99	6.54
12	0.97	0.67	1.64	52	3.73	3.15	6.88
13	0.96	0.72	1.68	53	3.92	3.32	7.24
14	0.95	0.77	1.72	54	4.12	3.50	7.62
15	0.94	0.82	1.76	55	4.33	3.69	8.02
16	0.93	0.87	1.80	56	4.58	3.88	8.46
17	0.93	0.91	1.84	57	4.85	4.07	8.92
18	0.94	0.95	1.89	58	5.14	4.28	9.42
19	0.96	0.97	1.93	59	5.43	4.52	9.95
20	1.04	0.94	1.98	60	5.70	4.82	10.52
21	1.08	0.95	2.03	61	5.93	5.19	11.12
22	1.12	0.96	2.08	62	6.16	5.62	11.78
23	1.17	0.97	2.14	63	6.37	6.11	12.48
24	1.22	0.98	2.20	64	6.59	6.64	13.23
25	1.28	0.99	2.27	65	6.84	7.19	14.03
26	1.34	1.00	2.34	66	7.13	7.77	14.90
27	1.40	1.02	2.42	67	7.44	8.38	15.82
28	1.46	1.04	2.50	68	7.77	9.04	16.81
29	1.52	1.06	2.58	69	8.13	9.75	17.88
30	1.58	1.09	2.67	70	8.51	10.53	19.04
31	1.64	1.13	2.77	71	8.91	11.38	20.29
32	1.71	1.17	2.88	72	9.34	12.31	21.65
33	1.77	1.21	2.98	73	9.78	13.31	23.09
34	1.84	1.26	3.10	74	10.20	14.44	24.64
35	1.91	1.31	3.22	75	10.55	15.73	26.28
36	1.98	1.38	3.36
37	2.05	1.44	3.49
38	2.11	1.52	3.63
39	2.19	1.60	3.79

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Surrender Charge Percentage Table
(after policy year 1)

Number of years since Policy date and/or face amount increase	The following percentage of surrender charge is payable
2 through 3	100.0%
4	87.5
5	75.0
6	62.5
7	50.0
8	37.5
9	25.0
10	12.5
11 and later	0.0
Mortality and Expense Risks Charge
The Company will assess a charge on a daily basis against each division equal to 0.75% (on an annual basis) of the value of the division to compensate the Company for its assumption of certain mortality and expenses risks. Specifically, the Company bears the risk that the costs of death benefits under the policies will be greater than anticipated. The Company also assumes the risk that the actual cost incurred by it to administer the Policies will not be covered by charges assessed under the Policies. This charge is guaranteed not to exceed 0.90% on an annual basis of the assets of each division.
Monthly Deduction
The monthly deduction is made up of:
•a charge for the cost of insurance;
•a monthly administration charge; and
•any charge for an optional insurance benefit added by rider(s).
On the policy date and each monthly date thereafter, we deduct the charge from your policy value in the divisions (but not your loan account). The deduction is made using your current monthly deduction allocation percentages. Your allocation percentages may be:
•the same as allocation percentages for premium payments;
•determined on a prorated basis; or
•determined by any other allocation method which we agree upon.
For each division, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective as of next monthly date. If we cannot follow your instructions because of insufficient value in any division, the monthly policy charge is deducted on a prorated basis.
Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy.
Your monthly cost of insurance charge is (a) multiplied by (b):
(a) is the cost of insurance rate described below divided by 1,000; and
(b) is the net amount at risk.
The net amount at risk is the difference between the death benefit and policy value (see Glossary for exact formula). The lower the policy value, the higher the net amount at risk thus higher costs of insurance charges. The net amount at risk is affected by investment performance, policy loans, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial surrenders and face amount adjustments.

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Different cost of insurance rates may apply to policy face amount increases and to supplemental benefit riders. The cost of insurance for the increase is based on the insured’s gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the insured’s gender*, attained age and risk classification at the time of the increase.

*	The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.
Groups and persons buying Policies under a sponsored arrangement may apply for flexible underwriting. If flexible underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Flexible underwriting programs currently available include: batch underwriting, simplified issue underwriting and guaranteed issue underwriting.
Special underwriting programs are offered that provide simplified underwriting. The cost of insurance rates for healthy individuals are greater under simplified underwriting than on Policies subjected to full underwriting.
Monthly Administration Charge
This charge reimburses us for the costs of maintaining the Policy, including accounting and record keeping.
Current charges. The current monthly administration charge after May 21, 2004 is $5.00 per month.
Guaranteed administration charges. In all policy years, the guaranteed maximum monthly administration charge is $5.00 per month.
Underlying Mutual Fund Charges
The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees and operating expenses for a mutual fund are shown in the prospectus for the underlying mutual fund.
GENERAL DESCRIPTION OF THE POLICY
The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.
The descriptions that follow are based on provisions of the Policy offered by this prospectus.
Rights Under the Policy
Ownership
Unless changed, the owner(s) is as named in the application. The owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).
All rights and privileges of ownership of a Policy end if death proceeds are paid, upon the maturity date (unless the Extended Coverage Rider is in effect), if the Policy is surrendered or if the grace period ends without our receiving the payment required to keep the Policy in force.
If an owner dies before the Policy terminates, the surviving owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If there are no surviving owners, the insured becomes the policy owner. With our consent, you may specify a different arrangement for contingent ownership.
You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

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Beneficiary
If the insured dies before the maturity date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
If no beneficiary(ies) survives the insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) unless otherwise specified.
Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.
Policy Limitations
Division Transfers
After the free-look period, you may transfer amounts between the divisions. The minimum transfer amount is the lesser of $250 or the value of your division. You must specify the dollar amount or percentage to transfer from each division. The transfer is made, and the values determined as of the end of the valuation period in which we receive your request. A transfer fee of $25 may be imposed on each transfer after the fourth transfer in a policy year.
You may request a transfer by:
•sending us a written request;
•calling us if telephone privileges apply (1-800-247-9988); or
•visiting www.principal.com (if internet privileges apply).
In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.
Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Detailed information concerning optional insurance benefits may be obtained from an authorized agent or our home office. Not all optional insurance benefits are available in all states. Some provisions may vary from state to state. The cost, if any, of an optional insurance benefit is deducted from your policy value.
Accelerated Benefit Rider
This rider provides the option of receiving an advance of a portion of the death proceeds if the insured becomes terminally ill. Up to 75 percent of the total face amount, minus any outstanding policy loans and unpaid loan interest and previously paid accelerated benefit, may be requested, up to a maximum of $1,000,000, provided that the insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. The death proceeds payable upon the death of the insured will be reduced by the amount of the death proceeds advanced plus interest charged. The rider is available to all Policies at issue or may be elected at any time prior to the insured’s death. There is no charge for this rider other than interest charged during the time period death proceeds are advanced. Receipt of a death benefit advance may be taxable. Before you make a claim for a death benefit advance, you should seek assistance from your personal tax advisor.
Accidental Death Benefit Rider
This rider provides an additional death benefit if the insured’s death is caused by accidental means. The rider may be elected at the time of application, or may be added after issue subject to our then current underwriting guidelines. There is a charge for this rider.

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Change of Insured Rider
This rider is available on business cases only and allows the business to change the insured when an employee leaves employment or ownership of the business changes. The rider may be added at any time prior to the proposed insured’s issue age 69. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior insured. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named insured. Future cost of insurance rates are based on the gender, issue age, smoking status and risk classification of the newly named insured. The death proceeds are paid when the newly named insured dies. There is no charge for this rider.
Children Term Rider
This rider provides insurance coverage for the insured’s child(ren). We will pay this rider’s beneficiary its insurance amount upon receipt of proof that the child died before the termination of this rider. The rider may be added at any time while the primary insured’s attained age is 55 or less. There is a charge for this rider.
Cost of Living Increase Rider
This rider provides increases in the face amount every three years, to the insured’s age 55, without requiring evidence of insurability. This rider is added automatically to all Policies with a risk classification of standard or better and where the insured’s issue age is 52 or younger. When exercised, the monthly policy charge and surrender charge will be increased to cover the costs and charges for any increase in the face amount made under this rider. There is no charge for this rider.
Death Benefit Guarantee Rider
This rider guarantees the policy will not lapse if premiums paid equal or exceed the death benefit guarantee premium requirement. This rider is automatically made a part of the Policy if the premium (planned or paid) is equal to or greater than the annual death benefit guarantee premium requirement. The level of premium paid determines whether the guarantee is extended to the insured’s attained age 95. An illustration (available at no charge from your sales representative or our home office) will provide the death benefit guarantee premium requirement applicable to your Policy. The death benefit guarantee premium requirement is described in the section “Premiums.”
If on any monthly date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated.
The rider must be elected at the time of application or at any time prior to issue.
Extended Coverage Rider
This rider extends the Policy beyond the maturity date as long as the Policy is still in-force and the insured is living on the maturity date. The Policy will then terminate upon the insured’s death. No monthly policy charges are deducted after the maturity date. No additional premium payments are allowed, adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All division values will be transferred to the money market division and no further transfers are allowed. This rider is added automatically to all Policies when issued. You may choose not to extend the maturity date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy. There is no charge for this rider.
Guaranteed Option Rider
This rider provides an opportunity for the Policy owner to increase the face amount up to an optional amount without evidence of insurability at attained age rates. Offers are made on the policy anniversary at ages 25, 28, 31, 34, 37 and 40. We will send you a notice in advance of the anniversaries of eligibility. There is a charge for this rider.

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Life Paid-Up Rider (Overloan Protection)
Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large loan indebtedness by converting the Policy to paid-up life insurance. In order for the rider benefit to begin, the following conditions must be satisfied:
•the loan indebtedness must be at least 96% of the surrender value;
•there is sufficient net surrender value to cover the one-time rider charge;
•the insured’s attained age must be 75 years or older;
•the Policy must have been in force for at least 15 policy years; and
•premiums paid have been surrendered.
We reserve the right to begin the rider benefit when the loan indebtedness is at least 92% of the surrender value and all of the conditions are satisfied.
Once the rider benefit begins:

•	All values in the divisions are immediately transferred to the money market division.

•	No further monthly policy charges are deducted for the remaining paid-up death benefit.

•	No new premium payments, face amount adjustments, partial surrenders or loans are allowed.

•	If death benefit option 2 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.

•	Your loan indebtedness and interest will continue to accrue on the loan indebtedness. However, loan payments can be submitted.

•	All optional riders, except the Extended Coverage Rider, will automatically be terminated.
There is a one time charge taken from the policy value on the date the rider benefit begins. The rider may be elected at any time prior the maturity date.
The Internal Revenue Service has not taken a position on the Life Paid-Up Rider. You should consult your tax advisor regarding this rider.
Spouse Term Rider
This rider provides insurance coverage for the insured’s spouse. We will pay this rider’s beneficiary its insurance amount upon receipt of proof that the spouse died before the termination of this rider. The rider may be added at any time while the primary insured’s attained age is 69 or less. There is a charge for this rider.
Waiver of Monthly Deductions Rider
This rider pays the monthly deductions of the Policy if the insured becomes disabled and loses his/her ability to earn an income. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at any time that the insured’s attained age is 59 or less. There is a charge for this rider.
Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.
We also reserve the right to amend or terminate the special plans described in this prospectus, for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.
Right to Exchange Policy
During the first 24 months after the policy date (except during a grace period), you have the right to exchange your Policy for any other form of fixed benefit individual life insurance policy (other than term insurance) that we make available for this purpose. You may also exchange the Policy for a fixed-benefit, flexible premium policy we make available for this purpose if there is a material change in the investment policy of a division if you have an interest in the affected division. In addition, you have the right to exchange a face amount increase for a fixed-benefit, flexible premium policy we make available for this purpose at any time during the first 24 months after the increase (but not during a grace period).

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The new policy:

•	must be the same face amount, or the same amount at risk, as the original Policy did at the time of your request;
•has the same insured as the original Policy;
•premiums are based on the same gender, issue age and risk classification;

•	payments and cash values or Policy values may be adjusted to reflect variances, if any, in the payments and Policy values under the Policy and the new policy;
•minimum benefits are fixed and guaranteed;
•does not participate in the investment experience; and
•does not require evidence of insurability.
Any policy loan and loan interest must be repaid before the exchange or transferred to the new policy.
Benefit riders included as a part of the Policy may be exchanged, without evidence of insurability, for similar benefit riders on the new policy. Two conditions must be met:

•	in your written request for the exchange, you must indicate that the rider(s) should be part of the new policy; and

•
the similar benefit rider(s) is available for the new policy on the effective date of the benefit rider for the Policy based on the same issue age, gender and risk classification of the insured under the Policy.

Suicide
Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the policy date (or two years from the date of policy face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a policy face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies).
Delay of Payments or Transfers
Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a division are generally made within seven days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.
The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If a payment or transfer is delayed and you do not cancel your instructions in writing, the transaction will be priced on the first business day following the expiration of the permitted delay. The transaction is made within five days thereafter.
In addition, we reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.

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PREMIUMS

Payment of Premiums
You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.

The amount and frequency of your premium payments affects the policy value, the net policy value, and how long the Policy remains in force.

Premium payments may be delivered to us as follows:

•	If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice; or

•	By mailing your payment according to the instructions below.

Premium Payment Mailing Instructions:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431

Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.

Premiums Affecting Guarantee Provisions
You must make at least a minimum premium payment during the first twelve policy months. After the first twelve months, you may determine the amount and timing of subsequent premium payments (with certain restrictions). The minimum premium is the amount that will keep the Policy in force for one month - based on the Policy’s current monthly policy and surrender charges. An illustration (available at no charge from your sales representative or our home office) will provide the minimum premium requirement applicable to your Policy.
The death benefit guarantee premium requirement is satisfied if the sum of all premiums paid less any partial surrenders and any policy loans and unpaid loan interest equals or exceeds the sum of the monthly death benefit guarantee premiums applicable to date plus the next monthly death benefit guarantee premium.
Premium Limitations
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the maximum premium payments allowed for life insurance under the Internal Revenue Code. If you make a premium payment that would result in total premiums exceeding the maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Unless otherwise directed, any excess will be promptly returned and no further premiums are accepted until allowed by the maximum premium limitations.
Allocation of Premiums
In most states, your initial net premium (and other net premiums we receive prior to the effective date and forty-five days after the effective date) is allocated to the money market division at the end of the business day we receive the premium in good order. The money is reallocated to the divisions according to your instructions when this initial period ends (or on the first business day thereafter).

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Net premium payments received after the forty-five day period are allocated to the divisions according to your instructions. For each division, the allocation percentage must be zero or a whole number. The total of all the allocation percentages must equal 100. Net premium payments are allocated as of the valuation period in which they are received in good order. Incomplete allocation instructions may cause a delay in processing.
The percentage allocation for future premium payments may be changed, without charge, at any time by:
•sending a written request to us;
•calling us at 1-800-247-9988 (if telephone privileges apply); or
•visiting www.principal.com (if internet privileges apply).
The allocation changes are effective at the end of the valuation period in which your new instructions are received.

NOTE:
We reserve the right to keep the initial premium payment in the money market division longer than 45 days to correspond to the examination offer periods of a particular state’s replacement requirements.

Division Valuation
There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premium payments or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the insured’s death.
At the end of any valuation period, your value in a division is:
•the number of units you have in the division
•multiplied by the value of a unit in the division.
The number of units is the total of units purchased by allocations to the division from:
•your initial premium payment (less premium expense charges);
•plus subsequent premium payments (less premium expense charges);
•plus transfers from another division
minus units sold:
•for partial surrenders from the division;
•as part of a transfer to another division or the loan account; and
•to pay monthly policy charges.
We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday; Memorial Day and Independence Day. In addition, we do not calculate unit values if an emergency exists making disposal or valuation of securities held in the underlying mutual funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the unit value of a division, the unit value from the previous business day is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.
The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:
[{the share price of the underlying mutual fund at the end of the valuation period before that day’s transactions plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the valuation period}]
divided by
the share price of the underlying mutual fund at the end of the previous valuation period after that day’s transactions less
a current mortality and expense risks charge of 0.0020548% on a daily basis (0.75% on an annual basis) for the number of days within the valuation period. The mortality and expense risks charge is guaranteed not to exceed 0.0024658% on a daily basis (0.90% on an annual basis)

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The amount of any taxes charged against a division or set aside and the amount derived from the mortality and expense risks charge will be accrued daily and will be transferred from the Separate Account to the general account of the Company at the discretion of the Company.
When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.
DEATH BENEFITS AND POLICY VALUES
Death Proceeds
If coverage is in effect and the insured dies before the maturity date, we pay death proceeds. We must receive:
•proof of the death of the insured;
•Beneficiary’s Statement (Claim Form)*; and
•Trust Agreement (if the beneficiary is a trust).

*
If the beneficiary is a corporation, the Claim Form must be signed by a corporate officer and submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer authorized to execute the Claim Form. The corporation must also submit a Certificate of Good Standing or Certificate of Existence provided by the state of incorporation.

Payment is made to any assignee. The remainder is paid to your named beneficiary(ies) under your designated benefit payment option (see GENERAL DESCRIPTION OF THE POLICY - Rights Under the Policy).
The payments are made in cash lump sum or under a fixed benefit payment option. Death proceeds are calculated as of the date of the insured’s death and include:
•the death benefit described below;
•minus loan indebtedness;
•minus any overdue monthly policy charges if the insured died during a grace period;
•plus interest on the death proceeds as required by state law;
•plus proceeds from any benefit rider on the life of the insured.
Benefit Instructions
While the insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options of the Policy. If at the insured’s death, you have not provided benefit payment option instructions, the beneficiary(ies) select the benefit payment option to be used. If a benefit payment option is not selected, the death proceeds are paid in a lump sum. These choices are also available if the Policy matures or is surrendered. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit instructions are revoked.
The fixed benefit payment options include:
•Custom Benefit Arrangement
A custom benefit payment option may be arranged with our approval.
•Life Income
We pay income during a person’s lifetime. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due. A guaranteed period of from 5 to 30 years may be used (if the beneficiary dies before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions.)
•Joint and Survivor Life Income
We pay income during the lifetime of two people and continue until the death of the survivor. Without a guaranteed period, it is possible that only one payment is made under this option if both of the beneficiaries die before the second payment is due. A guaranteed period of from 5 to 30 years may be used (if both of the beneficiaries die before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions.)
If no beneficiary(ies) survive the insured, the death proceeds will be paid to the owner or the owner’s estate unless otherwise specified.

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Death Benefit Option
The death benefit option is selected at the time of application. If a death benefit is not chosen, the Policy will be issued with Death Benefit Option 1.
The two death benefit options available are:
•Death Benefit Option 1 - the death benefit equals the greater of:
•the face amount; or

•	the amount found by multiplying the policy value by the applicable percentage from the table below.
•Death Benefit Option 2 - the death benefit equals the greater of:
•the face amount plus the policy value; or

•	the amount found by multiplying the policy value by the applicable percentage from the table below.
APPLICABLE PERCENTAGE TABLE
(For ages not shown, the applicable percentage decreases by a pro-rata portion for each full year.)

Insured’s attained age	Percentage
40 and under	250
45	215
50	185
55	150
60	130
65	120
70	115
75 through 90	105
95 and older	100

Example:	The following assumptions are made to demonstrate the use of the Table.
Death Benefit Option: 1
Face Amount: $100,000
Policy Value: $80,000
Attained Age: 45
Risk Class: Non-smoker
Applicable Percentage: 215%
Death Benefit: $80,000 x 215% = $172,000

Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with or next follows our approval. We will increase or decrease the face amount so that the death benefit immediately after the change equals the death benefit immediately before the change. If the death benefit option change involves a face decrease, you may elect to keep the current face amount, subject to underwriting review and approval.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the face amount. The amount of the decrease is equal to the policy value on the effective date of the change. If there have been increases in the face amount, the decrease of face amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that the policy face amount equals the face amount.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000 + $50,000)	$50,000

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Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the face amount. The amount of the increase is equal to the policy value on the effective date of the change. The face amount increase will be in the same proportion as the policy face amount to the face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the face amount.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000
IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies certain tests under Section 7702 of the Internal Revenue Code. The Policy qualifies if it satisfies the guideline premium test (which places limitations on the amount of premium payments that may be made) and falls within a cash value corridor (the limitation of policy values that can accumulate relative to the death benefit). If at any time a premium is paid which would result in total premiums exceeding the maximum premium allowed, we only accept that portion of the premium which would make the total premiums equal the maximum.
Maturity Proceeds
The maturity date is the policy anniversary where the insured’s attained age is 95 and is shown on your current data pages. If the insured is living on the maturity date, the Policy is in force and you do not want the maturity date extended by the Extended Coverage Rider, maturity proceeds equal to the accumulated value less policy loans and unpaid loan interest are paid. If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send instructions to our office.
The maturity proceeds are paid either as a cash lump sum or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the maturity date automatically be extended to the date of the insured’s death (as explained in GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits).
Adjustment Options
Increase in policy face amount
You may request an increase at any time provided that the Policy is not in a grace period, and monthly policy charges are not being waived under a rider. The minimum increase in policy face amount is $5,000. Any adjustment is subject to our approval.
The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:

•	the insured is alive at the time of your request; and

•	the attained age of the insured is 75 or less at the time of the request; and

•	we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines in place at the time of your request.
The increase in policy face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request.

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We calculate an “adjustment conditional receipt premium deposit” (payment that accompanies request) based on your request for an increase. If you make a payment with your adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.
Any payment made with the adjustment application is held in our general account without interest. If we approve the adjustment, on the effective date of the adjustment, the amount of the premium payment being held minus the premium expense charge is moved to the divisions. Your current premium allocation percentages are used to make this allocation.
The cost of insurance charge will increase in the event of an increase in a Policy’s face amount. If there is insufficient value to pay the higher charges after an increase in face amount, the Policy will lapse unless the no-lapse or death benefit guarantees are in effect. A face amount increase that is not a Cost of Living increase has its own Right to Examine and Right to Exchange periods.
Decrease in policy face amount
On or after the first policy anniversary, you may request a decrease in the policy face amount. No transaction fee is imposed on decreases in the policy face amount. A decrease in face amount lowers the cost of insurance charges but does not reduce surrender charges. Surrender charges remain the same after the face decrease is processed. A decrease is requested as follows:
•the request must be made on an adjustment application;
•the application must be signed by the owner(s);
•the Policy is not in a grace period;
•monthly policy charges are not being waived under a waiver rider;
•the amount of the decrease is subject to our then current underwriting guidelines; and
•the decrease may not reduce the policy face amount below $25,000.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the policy value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your policy value is equal to the sum of the values in your divisions and loan account. Your policy value:
•increases as premiums are applied and when interest is credited;
•decreases as partial surrenders, unpaid loan interest and policy expense are deducted; and
•can increase or decrease as the investment experience of your chosen divisions fluctuates.
SURRENDERS AND PARTIAL SURRENDERS
Surrenders
You must send us a written request for any surrender. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective as of the end of the valuation period during which we receive your written request for surrender.
Total and partial surrenders from the Policy are generally paid within seven business days of our receipt of the written request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).
Full surrender
You may surrender the Policy while the Policy is in effect. If the full surrender is within ten years of the policy date or a policy face amount increase, a surrender charge is imposed. There is no refund of any monthly policy charges deducted before the full surrender effective date.
We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the cash surrender value.

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Partial surrender
On or after the first policy anniversary and prior to the maturity date, you may surrender a part of the net surrender value. The minimum amount of a partial surrender is $500. Up to two partial surrenders may be made during a policy year. The total of your two partial surrenders during a policy year may not be greater than 50% of the current net surrender value. The partial surrender may not decrease the face amount to less than $25,000. Partial surrenders may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable.
Your accumulated value is reduced by the amount of the surrender and transaction fee. We surrender units from the divisions to equal the dollar amount of the surrender request. The surrender is deducted from your divisions according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. No surrender charge is imposed on a partial surrender. You pay a transaction fee on each partial surrender. The fee is the lesser of $25 or two percent of the amount surrendered. It is withdrawn in the same proportion as your monthly policy charge allocation.
If Death Benefit Option 1 is in effect and the death benefit equals the face amount, the face amount is reduced by the amount of the partial surrender and transaction fee. In situations where the death benefit is greater than the face amount, the face amount is reduced by the amount the partial surrender plus transaction fee exceeds the difference between the death benefit and face amount. If the face amount had been increased, any reduction of the face amount is made on a last in, first out basis.
If the Death Benefit Option 2 is in effect, there is no reduction in the face amount upon a partial surrender.
Examination Offer (Free-Look Provision)
Under state law, you have the right to return the Policy for any reason during the free-look period and receive your premiums paid. Your request to return the Policy must be in writing. The request and the Policy must be mailed to us or returned to the agent (as determined by the postmark) no later than the last day of the free-look period. The free-look period is the later of:

•	10 days after the Policy is delivered or a written notice is delivered or mailed to you which tells about the cancellation right; or

•	45 days after you complete the application.
LOANS
Policy Loans
While your Policy is in effect (but after the examination offer period) and has a net surrender value, you may borrow money from us with the Policy as the security for the policy loan.

•	The maximum amount you may borrow is 90% of the net surrender value as of the date we process the policy loan.

•	You may request a policy loan of $5,000 or less by calling us at 1-800-247-9988. If you are requesting a policy loan of more than $5,000, your request must be made in writing.

•	Generally, policy loan proceeds are sent within seven business days from the date we receive your request (see GENERAL PROVISIONS - Delay of Payments).

•	Requests for policy loans from any joint owner are binding on all joint owners.

•	Policy loans may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable (see PREMIUMS - Payment of Premiums).
You are charged interest on your policy loan. The interest rate is 8.0% per year. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan amount. Adding unpaid interest to the policy loan amount causes additional amounts to be withdrawn from your division(s) and transferred to the loan account. Withdrawals are made in the same proportion as the allocation used for the most recent monthly policy charge.
A policy loan generally has a permanent effect on policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the division(s). In addition, loan indebtedness is subtracted from:
•death proceeds at the death of the insured;
•surrender value upon full surrender or termination of a Policy; and
•maturity proceeds paid.

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Loan indebtedness reduces your net surrender value. If the net surrender value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies (see PREMIUMS - Grace Period).
If the Policy lapses with an outstanding loan balance, there may be tax consequences.
Loan Account
When a policy loan is taken, a loan account is established. An amount equal to the loan is transferred from your division(s) to your loan account. Loan accounts are part of our general account. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge. There are no restrictions from which accounts the loan amount can be transferred. Any loan interest due and unpaid is transferred in the same manner.
Your loan account earns interest from the date of transfer. The loan account interest rate is 6.0% per year. Interest accrues daily and is paid at the end of the policy year.
Loan Payments
While the Policy is in force and before the insured dies, you may pay the loan as follows:

•	the minimum loan repayment is $30;

•	policy loans may be repaid totally or in part;

•	repayments are allocated to the division(s) in the proportions used for allocation of premium payments;

•	the repayments are allocated as of the valuation period in which we receive the repayment;

•	repayments are to be sent to our service office; and

•	payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding.
POLICY TERMINATION AND REINSTATEMENT
Policy Termination (Lapse)
If the net surrender value on any monthly date is less than the monthly policy charge, a 61-day grace period begins. The Policy is in force during a grace period. If we do not receive the required premium, the Policy terminates as of the end of the grace period. If the insured dies during a grace period, the death benefit is paid and the amount is reduced by:
•all monthly policy charges due and unpaid at the death of the insured; and
•any loan indebtedness.
The Policy also terminates:
•when you make a full Policy surrender;
•when death proceeds are paid; and
•on the maturity date.
When the Policy terminates, all of the owners’ Policy rights and privileges end.
Grace Period
If the net surrender value on a monthly date is less than the current monthly charge or the loan indebtedness is greater than the net surrender value (overloan), and the death benefit guarantee rider is not in effect, we will send you a notice of pending termination and a grace period begins. We will send you a notice at the start of the grace period (to your last known post office address) stating the required premium to avoid policy lapse. If the grace period begins because of an overloan, the notice will also state a higher, optional premium payment amount that will decrease the loan indebtedness. Loan payments count toward your grace period payment. The grace period will end 61 days after the day the notice is mailed. If the required premium is not received by us by the end of the grace period, the Policy will terminate without value.
When the required premium is paid during the grace period, monthly charges are not deducted until the monthly anniversary following the payment. Therefore, during the grace period the net surrender value may be overstated.

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During the first 12 policy months, the Policy will not enter a grace period if (a) is greater than or equal to ((b) multiplied by (c)) where:

(a)	is the sum of the premiums paid;

(b)	is the minimum monthly premium shown on the data page; and

(c)	is one plus the number of completed months since the policy date or since the adjustment date of a requested face amount increase as applicable.
After the first 12 policy months, making premium payments under your planned periodic premium schedule does not guarantee that your Policy will stay in force unless:

•	your Policy’s net surrender value is at least equal to the monthly policy charge on the current monthly date; or

•	the death benefit guarantee rider is in effect.
The death benefit guarantee premium requirement is satisfied if (a) is greater than or equal to (b) where:

(a)	is the sum of all premiums paid less any partial surrenders and any loan indebtedness; and

(b)	is the sum of the monthly death benefit guarantee premiums to date plus the next monthly death benefit guarantee premium.

Example:	If the policy face amount is $250,000 and the insured is a male with an attained age of 45 who is a nonsmoker:

•	Minimum initial premium requirement is $2,399.50. (The policy face amount (divided by 1000) multiplied by the minimum initial guarantee premium rate of $9.27 plus $82.00)

•	Death benefit guarantee premium requirement is $3,659.50. (The policy face amount (divided by 1000) multiplied by the death benefit guarantee premium rate of $14.31 plus $82.00)
The required premium is intended to reimburse us for the monthly policy charges during the grace period, and to provide enough policy value to pay the monthly policy charge on the first monthly date after the grace period. If the grace period ends before we receive the required premium, we pay the policy owner the amount by which (a) is greater than (b) where:

(a)	is the net surrender value on the monthly date at the start of the grace period; and

(b)	is the two monthly deductions applicable during the grace period.
Due to possible adverse market fluctuations, there is no guarantee that the amount requested at the beginning of the grace period is enough to pay the monthly policy charges as they are processed. If the net surrender value is not at least as much as the monthly policy charge on any monthly date, a new 61-day grace period starts.
Neither partial surrenders nor policy loans may be made during a grace period.
Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:

•	prior to the maturity date and while the insured is alive;

•	upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);

•	if you make a payment of at least the greater of an amount sufficient to allow 3 monthly deductions or the past due minimum required premium; and

•	if the application for reinstatement is mailed to us within three years of the Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).
If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan and any unpaid loan interest must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated).
We do not require payment of monthly policy charges during the period the Policy was terminated. Reinstatement is effective on the next monthly date following our approval of the reinstatement application. Premiums received with your reinstatement application are held in our general account without interest. If the reinstatement is approved, they are allocated to your selected division(s) on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same policy date as the original Policy. Your rights and privileges as owner(s) are restored upon reinstatement.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, is calculated based on the number of years the Policy was in force. The premium expense charge is calculated based on the number of years since the Policy was issued.

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TAX ISSUES RELATED TO THE POLICY
The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.

NOTE:
Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.
Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the insured.
For employer-owned life insurance on the life of an insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.
Taxation of Maturity Proceeds
A taxable event may occur if the net surrender value at maturity plus any loan indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the surrender value and the remaining premiums in the policy.
Taxation of Growth in Policy Value
Any increase in policy value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy owner will be subject to income tax on annual increases in cash value.
Taxation of Policy Surrenders and Partial Surrenders
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any loan indebtedness, upon surrender or lapse, is added to the net surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.
A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders.
If within the first fifteen policy years, you make a partial surrender with a corresponding reduction in the total face amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.
Transfers between the division(s) are not considered as distributions from the Policy and would not be considered taxable income.

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Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax. The taxable amount is generally the difference between the policy value and the net premiums paid at the time the loan is made.
If the Policy lapses with an outstanding loan balance, there may be tax consequences.
Taxation of Change of Owner
Transfer of ownership may have tax consequences to the owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. Please consult with your tax advisor before changing ownership of your life insurance policy.
Taxation of Change of Insured
For tax purposes, changing the insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the policy value and the net premiums paid.
Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of policy value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your policy value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is

•	made after the owner attains age 59½; or

•	attributable to the taxpayer becoming disabled; or

•
part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.

Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. In the absence of your instructions, we will refund all or part of the premium payment that would make the Policy a modified endowment contract.
Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.
Corporate Alternative Minimum Tax
Ownership of a Policy by certain corporations may affect the owner’s exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, the corporate owner must make two computations. First, the corporation must take into account a portion of the current year’s increase in the built-in gain in its corporate owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of a) the premiums paid on that Policy in the year of death, and b) the corporation’s basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation’s tax year immediately preceding the year of death.
The corporate alternative minimum tax does not apply to S Corporations. Such tax also does not apply to “Small Corporations” as defined by Section 55(e) of the Internal Revenue Code.
Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

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Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies.
Withholding
Withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or lower treaty rate) on taxable distributions.
Under the Foreign Account Tax Compliance Act (FATCA), We will be required to withhold a 30% tax on certain distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from policy owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy owner that is a foreign entity fails to provide Us with appropriate certifications or other documentation concerning its status under FATCA.
Mutual Fund Diversification
The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Variable life insurance Separate Accounts are provided a special diversification exemption when investing in U.S. Treasury securities.
Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to contract holders. The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements.
GENERAL PROVISIONS
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the underlying mutual funds by;

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
•causing unplanned portfolio turnover;
•Hurt the portfolio performance of the underlying mutual funds; and
•Increase expenses of the underlying mutual fund and separate account due to;
•increased broker-dealer commissions; and
•increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

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If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfer during a Contract year to no more than 12;

•
Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•	Taking such other action as directed by the underlying mutual fund.
The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.
The minimum policy face amount when the Policy is originally issued is $25,000. We reserve the right to increase or decrease the minimum policy face amount. The increased minimum face amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, we require that the insured be age 75 or younger as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:
•furnish satisfactory evidence of insurability of the insured; and
•meet our insurance underwriting guidelines and suitability rules.
If you want insurance coverage to start at the time the application is submitted, you must send a payment equal to at least the required minimum initial premium with your completed application. The amount is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt may be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned no later than five business days from the date the application was rejected.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

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We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates will be dated on the first day of the following month. Policies that are issued on a cash-on-delivery (“COD”) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. Your policy date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to a policy owner and are located in the Policy.
Upon specific request and our approval, your Policy may be backdated. The policy date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the monthly policy charges is required for the backdated period. Monthly policy charges are deducted from the policy value for the backdated period.
Effective Date
The Policy date and the effective date are the same unless a backdated policy date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed insured dies before the effective date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).
Distribution of the Policy
The Company has appointed Principal Securities, Inc. ("PSI") (formerly, Princor Financial Services Corporation), Des Moines, Iowa 50392-0200, a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions on sales of the Policy of no more than 50% of premiums received in the first policy year (or the first year following an adjustment) up to the surrender target premium. In addition, a commission ranging from 0% to 4.0% of premium above the surrender target premium received in the first policy year (or first year following an adjustment) may be paid. After the first year, following the policy date (or adjustment date), commissions range from 0% to 4.0% of premiums received. Expense allowances may be paid to agents and brokers based on premiums received. PSI also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.
Applications for the Policies are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or PSI have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy owners’ instructions.

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Because the Company and PSI receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Statement of Values
You receive an annual statement at the end of each policy year. The statement will show:
•current death benefit;
•current policy value and surrender value;
•all premiums paid since the last statement;
•all charges since the last statement;
•any loan indebtedness;
•any partial surrenders since the last statement;
•the number of units and unit value;
•total value of each of your divisions;
•designated beneficiary(ies); and
•all riders included in the Policy.
We also send you the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Internet and Telephone
If you elect to use internet and/or telephone privileges, instructions for the following transactions may be given to us via the internet or telephone:
•change in allocations of future premium payments;
•change in allocation of the monthly policy charge;
•transfers; and
•policy loan (not available via the internet) (loan proceeds are mailed to the owner’s address of record).
If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Your instructions:

•	may be given by calling us at 1-800-247-9988 between 7 a.m. and 6 p.m. Central Time on any day that the NYSE is open;

•
may be given by accessing us at www.principal.com (for security purposes, you need a personal identification number (password) to use any of the internet services, including viewing your Policy information on-line. If you don’t have a password, you can obtain one at www.principal.com);

•	must be received by us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day you call;

•	are effective the next business day if not received until after the close of the NYSE; and

•	from one joint owner are binding on all joint owners.
Interactive Voice Response (IVR)
You may receive information about your Policy from our Interactive Voice Response (IVR) system between 7 a.m. and 9 p.m. Central Time seven days a week. The IVR number is 1-800-247-9988. Through this automated system, you can:
•obtain information about policy values; and
•request common service forms to be mailed to you.
Instructions from one joint owner are binding on all joint owners. If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner’s address of record.

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The procedures for internet and IVR include requesting the same personal identification information as well as your password, logging all internet and IVR activity and sending written transaction confirmations to the owner’s address of record.
Misstatement of Age or Gender
If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
We will not contest the insurance coverage provided by the Policy, except for any increases in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any policy face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.
Independent Registered Public Accounting Firm
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional Information. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports.
LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

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TABLE OF SEPARATE ACCOUNT DIVISIONS
The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

American Century VP Income & Growth Division
Invests in:	American Century VP Income & Growth Fund - Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Inflation Protection Division
Invests in:	American Century VP Inflation Protection Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Mid Cap Value Division
Invests in:	American Century VP Mid Cap Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Ultra Division
Invests in:	American Century VP Ultra Fund - Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

American Century VP Value Division
Invests in:	American Century VP Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series Blue Chip Income and Growth Division
Invests in:	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to produce income exceeding the average yield on U.S stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds Insurance Series Growth Fund Division
Invests in:	American Funds Insurance Series - Growth Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks growth of capital.

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American Funds Insurance Series International Fund Division
Invests in:	American Funds Insurance Series - International Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series New World Fund Division
Invests in:	American Funds Insurance Series - New World Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term capital appreciation.

Calvert S&P 500 Index Division (no longer available to new investors with an application signature date of 4/25/2014 and later)
Invests in:	Calvert VP S&P 500 Index Portfolio
Investment Advisor:	Calvert Investment Management, Inc. through a sub-advisory agreement with Ameritas Investment, Partners Inc.
Investment Objective:
seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

ClearBridge Mid Cap Division (fka ClearBridge Mid Cap Core Division)
Invests in:	ClearBridge Variable Mid Cap Portfolio - Class I Shares (fka ClearBridge Variable Mid Cap Core Portfolio - Class I Shares)
Investment Advisor:	ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC
Investment Objective:	seeks long-term growth of capital.

Delaware Small Cap Value Division
Invests in:	Delaware VIP Small Cap Value Series - Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

Delaware Smid Cap Growth Division
Invests in:	Delaware VIP Smid Cap Growth Series - Service Class
Investment Advisor:	Delaware Management Company through a sub-advisory agreement with Jackson Square Partners
Investment Objective:	seeks long-term capital appreciation.

Deutsche Small Mid Cap Value Division
Invests in:	Deutsche Small Mid Cap Value VIP - Class B
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

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Dreyfus IP MidCap Stock Division
Invests in:	Dreyfus IP MidCap Stock Portfolio - Service Shares
Investment Advisor:	The Dreyfus Corporation through a sub-advisory agreement with Mellon Capital Management Corporation
Investment Objective:
seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).

Fidelity VIP Contrafund Division
Invests in:	Fidelity VIP Contrafund® Portfolio - Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division
Invests in:	Fidelity VIP Equity-Income Portfolio - Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:
seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP Government Money Market Division
Invests in:	Fidelity VIP Government Money Market Portfolio - Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve a high level of current income as is consistent with preservation of capital and liquidity.

Fidelity VIP Growth Division
Invests in:	Fidelity VIP Growth Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Fidelity VIP High Income Division
Invests in:	Fidelity VIP High Income Portfolio - Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income, while also considering growth of capital.

Franklin Small Cap Value VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	seeks long-term total return.

Invesco American Franchise Division
Invests in:	Invesco V.I. American Franchise Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

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Invesco American Value Division
Invests in:	Invesco V.I. American Value Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Invesco Core Equity Division
Invests in:	Invesco V.I. Core Equity Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Global Health Care Division
Invests in:	Invesco V.I. Global Health Care Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Mid Cap Core Equity Division
Invests in:	Invesco V.I. Mid Cap Core Equity Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Mid Cap Growth Division
Invests in:	Invesco V.I. Mid Cap Growth Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

Invesco Small Cap Equity Division
Invests in:	Invesco V.I. Small Cap Equity Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Technology Division
Invests in:	Invesco V.I. Technology Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Janus Aspen Enterprise Division
Invests in:	Janus Aspen Series Enterprise Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

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Lord Abbett Series Fund Developing Growth Division*
Invests in:	Lord Abbett Series Fund Developing Growth Portfolio - Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	seeks long-term growth of capital.

Lord Abbett Series Fund International Opportunities Division*
Invests in:	Lord Abbett Series Fund International Opportunities Portfolio - Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	seeks long-term capital appreciation.

MFS Blended Research Small Cap Equity Division*
Invests in:	MFS® Blended Research® Small Cap Equity Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Mid Cap Value Division
Invests in:	MFS® Mid Cap Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS New Discovery Division
Invests in:	MFS® New Discovery Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS New Discovery Value Division*
Invests in:	MFS® New Discovery Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

Balanced Division
Invests in:	Principal Variable Contracts Funds Balanced Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return consisting of current income and capital appreciation.

Capital Appreciation Division
Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long term growth of capital.

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Core Plus Bond Division (fka Bond & Mortgage Securities Division)
Invests in:	Principal Variable Contracts Funds Core Plus Bond Account - Class 1 (fka Principal Variable Contracts Funds Bond & Mortgage Securities Account - Class 1)
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide current income.

Diversified International Division
Invests in:	Principal Variable Contracts Funds Diversified International Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division
Invests in:	Principal Variable Contracts Funds Equity Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division
Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

International Emerging Markets Division
Invests in:	Principal Variable Contracts Funds International Emerging Markets Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account - Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seek long-term growth of capital.

LargeCap Growth I Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Advisory, LLC through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

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LargeCap S&P 500 Index Division
Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Value Division
Invests in:	Principal Variable Contracts Funds LargeCap Value Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Division (no longer available to new investors with an application signature date of 8/16/2013 and later)
Invests in:	Principal Variable Contracts Funds MidCap Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Multi-Asset Income Division*
Invests in:	Principal Variable Contracts Funds Multi-Asset Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks current income.

Principal LifeTime 2010 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

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Principal LifeTime 2040 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2060 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2060 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division
Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return.

SAM Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

SAM Conservative Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

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SAM Conservative Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

SAM Flexible Income Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible Income Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

SAM Strategic Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Short-Term Income Division
Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Division (fka SmallCap Blend Division)
Invests in:	Principal Variable Contracts Funds SmallCap Account - Class 1 (fka Principal Variable Contracts Funds SmallCap Blend Account - Class 1)
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Putnam VT Voyager Division
Invests in:	Putnam VT Voyager Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	seeks capital appreciation.

Templeton Global Bond VIP Division
Invests in:	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

47

TOPS Managed Risk Balanced ETF Division
Invests in:	TOPS®™ Managed Risk Balanced ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Managed Risk Growth ETF Division
Invests in:	TOPS®™ Managed Risk Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Moderate Growth ETF Division
Invests in:	TOPS®™ Managed Risk Moderate Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

VanEck Global Hard Assets Division
Invests in:	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund - Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wanger International Division
Invests in:	Wanger International
Investment Advisor:	Columbia Wanger Asset Management LLC
Investment Objective:	seeks long-term capital appreciation.

Wells Fargo VT Index Asset Allocation Division
Invests in:	Wells Fargo VT Index Asset Allocation Fund - Class 2
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term total return, consisting of capital appreciation and current income.

Wells Fargo VT Omega Growth Division
Invests in:	Wells Fargo VT Omega Growth Fund – Class 2
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term capital appreciation.
*Available beginning May 23, 2016.

48

ADDITIONAL INFORMATION
Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2016, and which is part of this prospectus.
Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Flex Variable Life, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com
Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Policy are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.
Principal Flexible Variable Life
Investment Company Act File No. 33-13481

49

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL FLEXIBLE VARIABLE LIFE
dated May 1, 2016
The Statement of Additional Information provides information about the Principal Flexible Variable Life Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s Prospectus dated May 1, 2016. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:
Principal Flexible Variable Life
Principal Financial Group
P.O. Box 10431
Des Moines, IA 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

GENERAL INFORMATION AND HISTORY
The Company
Principal Life Insurance Company (the “Company”) is the issuer of the Principal Flexible Variable Life Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-0431. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.
In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
Principal Life Insurance Company Variable Life Separate Account
The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the separate account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue Suite 3000, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Variable Life Separate Account and the Company.
UNDERWRITERS
The principal underwriter of the Policy is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392. PSI was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by PSI and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Policy. For the last three fiscal years PSI has received and retained the following commissions:

2015 received/retained	2014 received/retained	2013 received/retained
$22,201/$0	$23,207/$0	$26,436/$0
UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 1980 CSO Mortality Table (the prevailing mortality table approved by the National Associations of Insurance Commissioners), age last birthday, with distinction for the insured’s gender and smoking status.

PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Policy was not offered prior to June 28, 1988. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
From time to time, the Separate Account or an underlying fund may advertise the “yield” and “effective yield” of a money market division or of the underlying fund in which it invests. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2015, the 7-day annualized and effective yields of the Money Market Division* were 0.00% and 0.00%, respectively.
* Effective April 8, 2016, the Money Market Division was replaced by the Fidelity VIP Government Money Market Division.
Performance history of the underlying mutual funds is measured by comparing the value of the underlying mutual fund at the beginning of the period to the value of the underlying mutual fund at the end of the period.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, administrative charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.
Following are the hypothetical average annual total returns for the periods ended December 31, 2015, assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
American Century VP Income & Growth	10/31/1997	-6.33%	10.45%	5.03%
American Century VP Inflation Protection	12/31/2002	-3.20%	1.28%	2.67%
American Century VP Mid Cap Value	10/29/2004	-2.31%	10.53%	8.07%
American Century VP Ultra	05/01/2001	5.48%	12.18%	6.23%
American Century VP Value	05/01/1996	-4.74%	9.66%	5.43%
American Funds Insurance Series Blue Chip Income and Growth	07/05/2001	-3.66%	10.11%	5.48%
American Funds Insurance Series Growth Fund	02/08/1984	6.06%	10.40%	6.13%

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
American Funds Insurance Series International Fund	05/01/1990	-5.24%	2.01%	3.04%
American Funds Insurance Series New World Fund	06/17/1999	-3.87%	-0.60%	5.24%
Balanced	06/13/1988	-0.33%	8.14%	4.75%
Calvert S&P 500 Index	12/29/1995	0.22%	11.29%	6.14%
ClearBridge Mid Cap	11/01/1999	1.54%	10.64%	7.80%
Core Plus Bond (formerly Bond & Mortgage Securities)	07/11/1988	-1.23%	2.86%	3.00%
Delaware Small Cap Value	05/01/2000	-7.16%	7.22%	5.94%
Delaware Smid Cap Growth	05/01/2000	6.51%	12.36%	9.20%
Deutsche Small Mid Cap Value	05/01/1996	-2.94%	7.21%	6.26%
Diversified International	05/02/1994	-1.10%	3.10%	2.70%
Dreyfus IP MidCap Stock	12/29/2000	-3.24%	11.07%	6.16%
Equity Income	04/28/1998	-4.65%	9.63%	5.67%
Fidelity VIP Contrafund	01/03/1995	-0.08%	10.09%	6.47%
Fidelity VIP Equity-Income	11/03/1986	-4.68%	8.83%	4.43%
Fidelity VIP Growth	10/31/1986	6.11%	12.20%	6.80%
Fidelity VIP High Income	10/01/1985	-4.35%	3.40%	4.81%
Franklin Small Cap Value VIP	05/01/1998	-8.08%	6.85%	5.44%
Government & High Quality Bond	05/06/1993	0.04%	2.19%	3.49%
International Emerging Markets	10/24/2000	-14.45%	-5.38%	2.72%
Invesco American Franchise	07/03/1995	4.22%	10.41%	6.80%
Invesco American Value	01/02/1997	-9.81%	8.83%	6.70%
Invesco Core Equity	05/02/1994	-6.47%	7.62%	5.59%
Invesco Global Health Care	05/22/1997	2.39%	16.00%	8.61%
Invesco Mid Cap Core Equity	09/10/2001	-5.00%	5.00%	4.62%
Invesco Mid Cap Growth	09/25/2000	0.45%	6.93%	5.78%
Invesco Small Cap Equity	08/29/2003	-6.22%	7.68%	6.15%
Invesco Technology	05/21/1997	6.02%	8.60%	6.26%
Janus Aspen Enterprise	09/13/1993	2.99%	11.25%	8.71%
LargeCap Growth	05/02/1994	4.20%	10.98%	6.50%
LargeCap Growth I	06/01/1994	6.97%	12.23%	7.93%
LargeCap S&P 500 Index	05/03/1999	0.38%	11.36%	6.21%
LargeCap Value	06/13/1988	-1.83%	10.70%	5.14%
MFS Mid Cap Value	03/07/2008	-3.39%	10.86%		7.38%
MFS New Discovery	05/01/1998	-2.88%	5.91%	7.10%
MidCap	06/13/1988	0.88%	13.89%	9.73%
Money Market *	03/18/1983	-0.75%	-0.75%	0.46%
Principal Capital Appreciation	04/28/1998	1.41%	10.84%	6.96%
Principal LifeTime 2010	08/30/2004	-1.91%	4.63%	3.58%
Principal LifeTime 2020	08/30/2004	-1.87%	5.81%	4.07%
Principal LifeTime 2030	08/30/2004	-1.79%	6.34%	4.13%
Principal LifeTime 2040	08/30/2004	-1.59%	7.02%	4.40%
Principal LifeTime 2050	08/30/2004	-1.44%	7.18%	4.44%
Principal LifeTime 2060	05/01/2013	-1.49%			6.73%
Principal LifeTime Strategic Income	08/30/2004	-1.69%	3.55%	2.66%
Putnam VT Voyager	02/01/1988	-6.81%	6.00%	5.98%
Real Estate Securities	05/01/1998	3.43%	12.11%	7.64%
SAM Balanced	06/03/1997	-1.55%	6.46%	5.10%
SAM Conservative Balanced	04/23/1998	-1.53%	5.19%	4.74%
SAM Conservative Growth	06/03/1997	-1.83%	7.45%	5.06%
SAM Flexible Income	09/09/1997	-2.05%	4.43%	4.49%

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
SAM Strategic Growth	06/03/1997	-2.36%	8.27%	5.12%
Short-Term Income	01/12/1994	-0.04%	1.22%	2.44%
SmallCap (formerly SmallCap Blend)	05/01/1998	-0.85%	11.01%	5.98%
Templeton Global Bond VIP	01/24/1989	-5.02%	1.73%	6.60%
TOPS Managed Risk Balanced ETF	06/09/2011	-5.21%			2.17%
TOPS Managed Risk Growth ETF	04/26/2011	-9.83%			1.11%
TOPS Managed Risk Moderate Growth ETF	06/09/2011	-7.06%			2.51%
VanEck Global Hard Assets	05/01/2006	-34.12%	-13.35%		-3.02%
Wanger International	05/03/1995	-0.65%	3.20%	6.23%
Wells Fargo VT Index Asset Allocation	04/15/1994	0.49%	10.64%	5.97%
Wells Fargo VT Intrinsic Value	05/06/1996	-1.27%	9.99%	5.15%
Wells Fargo VT Omega Growth	03/06/1997	0.59%	10.03%	8.64%
* Effective April 8, 2016, the Money Market Division was replaced by the Fidelity VIP Government Money Market Division.
FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Principal Life Insurance Company Variable Life Separate Account (“Separate Account”), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2015, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2015 and 2014. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Principal Life Insurance Company Variable Life Separate Account at December 31, 2015, the results of its operations for the year or period then ended and the changes in its net assets for the years or periods ended December 31, 2015 and 2014, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa
April 25, 2016

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2015

	AllianceBernstein Global Thematic Growth Portfolio Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division

Assets
Investments in shares of mutual funds, at market	$370,797	$829,727	$794,563

Liabilities	—	—	—
Net assets	$370,797	$829,727	$794,563

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$—	$—	$—
Benefit Variable Universal Life II	15,106	62,575	6,121
Executive Variable Universal Life	—	—	91,316
Executive Variable Universal Life II	355,691	767,152	435,930
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	261,196
Total net assets	$370,797	$829,727	$794,563

Investments in shares of mutual funds, at cost	$377,796	$831,705	$818,681
Shares of mutual funds owned	16,531	44,561	58,769
Accumulation units outstanding:
Benefit Variable Universal Life	—	—	—
Benefit Variable Universal Life II	1,111	6,257	834
Executive Variable Universal Life	—	—	12,449
Executive Variable Universal Life II	26,156	76,707	59,427
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	35,610

Accumulation unit value:
Benefit Variable Universal Life	$—	$—	$7.34
Benefit Variable Universal Life II	13.60	10.00	7.34
Executive Variable Universal Life	—	—	7.34
Executive Variable Universal Life II	13.60	10.00	7.34
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	7.34

See accompanying notes.

AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class I Division	American Century VP Income & Growth Class II Division	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division

$1,790,328	$4,041,782	$866,616	$2,778,144	$5,019,782	$1,344,771	$1,328,060

—	—	—	—	—	—	—
$1,790,328	$4,041,782	$866,616	$2,778,144	$5,019,782	$1,344,771	$1,328,060

$—	$—	$63,899	$—	$14,241	$—	$418,383
118,123	299,163	28,847	—	67,151	—	5,869
—	—	592,717	—	1,499,875	—	452,839
1,334,212	3,315,428	129,932	—	1,178,185	—	450,969
—	—	—	19,331	—	17,484	—
—	—	—	1,866,005	—	348,809	—
—	—	—	192,051	—	127,189	—
—	—	—	700,757	—	108,896	—
—	—	—	—	702,247	125,481	—
—	—	—	—	979,096	221,549	—
337,993	427,191	51,221	—	578,987	395,363	—
$1,790,328	$4,041,782	$866,616	$2,778,144	$5,019,782	$1,344,771	$1,328,060

$2,201,614	$4,808,377	$874,776	$2,293,400	$4,996,725	$1,473,238	$1,340,943
103,427	233,764	57,852	324,171	585,739	135,289	132,806

—	—	5,765	—	670	—	21,476
6,544	16,573	2,603	—	3,160	—	301
—	—	53,478	—	70,590	—	23,244
73,912	183,665	11,723	—	55,450	—	23,149
—	—	—	1,100	—	1,606	—
—	—	—	95,144	—	30,725	—
—	—	—	9,792	—	11,203	—
—	—	—	35,730	—	9,592	—
—	—	—	—	33,050	11,053	—
—	—	—	—	46,080	19,515	—
18,724	23,665	4,621	—	27,249	34,825	—

$—	$—	$11.08	$—	$21.25	$—	$19.48
18.05	18.05	11.08	—	21.25	—	19.48
—	—	11.08	—	21.25	—	19.48
18.05	18.05	11.08	—	21.25	—	19.48
—	—	—	17.57	—	10.88	—
—	—	—	19.61	—	11.35	—
—	—	—	19.61	—	11.35	—
—	—	—	19.61	—	11.35	—
—	—	—	—	21.25	11.35	—
—	—	—	—	21.25	11.35	—
18.05	18.05	11.08	—	21.25	11.35	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2015

	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division

Assets
Investments in shares of mutual funds, at market	$16,871,096	$2,014,631	$3,911,313

Liabilities	—	—	—
Net assets	$16,871,096	$2,014,631	$3,911,313

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$347,295	$—	$251,099
Benefit Variable Universal Life II	568,827	—	—
Executive Variable Universal Life	8,936,053	—	1,625,022
Executive Variable Universal Life II	5,876,561	—	—
Flexible Variable Life	11,239	26,090	—
PrinFlex Life®	288,813	1,067,636	—
Survivorship Flexible Premium Variable Universal Life	—	205,419	—
Principal Variable Universal Life Accumulator	113,255	715,486	—
Principal Variable Universal Life Accumulator II	111,601	—	1,334,852
Principal Variable Universal Life Income	79,174	—	700,340
Principal Variable Universal Life Income II	538,278	—	—
Total net assets	$16,871,096	$2,014,631	$3,911,313

Investments in shares of mutual funds, at cost	$16,546,091	$1,407,154	$3,242,583
Shares of mutual funds owned	916,907	130,228	256,816
Accumulation units outstanding:
Benefit Variable Universal Life	14,479	—	11,590
Benefit Variable Universal Life II	23,714	—	—
Executive Variable Universal Life	372,541	—	75,006
Executive Variable Universal Life II	244,992	—	—
Flexible Variable Life	489	1,471	—
PrinFlex Life®	12,041	53,953	—
Survivorship Flexible Premium Variable Universal Life	—	10,380	—
Principal Variable Universal Life Accumulator	4,722	36,155	—
Principal Variable Universal Life Accumulator II	4,653	—	61,612
Principal Variable Universal Life Income	3,301	—	32,325
Principal Variable Universal Life Income II	22,441	—	—

Accumulation unit value:
Benefit Variable Universal Life	$23.99	$—	$21.67
Benefit Variable Universal Life II	23.99	—	—
Executive Variable Universal Life	23.99	—	21.67
Executive Variable Universal Life II	23.99	—	—
Flexible Variable Life	23.00	17.73	—
PrinFlex Life®	23.99	19.79	—
Survivorship Flexible Premium Variable Universal Life	23.99	19.79	—
Principal Variable Universal Life Accumulator	23.99	19.79	—
Principal Variable Universal Life Accumulator II	23.99	—	21.67
Principal Variable Universal Life Income	23.99	—	21.67
Principal Variable Universal Life Income II	23.99	—	—

See accompanying notes.

American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income & Growth Class 2 Division	American Funds Insurance Series Global Bond Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division	Balanced Class 1 Division

$28,900,205	$359,860	$—	$1,023,392	$1,787,626	$2,023,510	$14,300,142

—	—	—	—	—	—	—
$28,900,205	$359,860	$—	$1,023,392	$1,787,626	$2,023,510	$14,300,142

$1,209,694	$—	$—	$—	$—	$—	$—
296,802	25	—	22,565	1,814	2,831	—
7,273,074	229,355	—	—	10,153	793,243	—
11,115,366	2,391	—	686,175	1,346,366	973,548	—
18,871	—	—	—	—	—	2,049,331
2,107,226	26,371	—	94,051	104,126	68,344	8,759,751
932,869	—	—	191	—	—	608,247
766,763	—	—	4,428	3,687	5,742	789,887
2,322,712	66,215	—	46,345	74,080	80,547	1,254,896
1,563,148	2,558	—	37,144	56,897	51,818	838,030
1,293,680	32,945	—	132,493	190,503	47,437	—
$28,900,205	$359,860	$—	$1,023,392	$1,787,626	$2,023,510	$14,300,142

$24,557,935	$363,284	$—	$1,042,473	$1,979,096	$2,202,464	$11,873,925
3,261,874	28,766	—	15,119	99,202	108,151	807,918

50,600	—	—	—	—	—	—
12,415	3	—	1,929	198	319	—
304,227	24,536	—	—	1,108	89,324	—
464,947	256	—	58,647	146,916	109,628	—
874	—	—	—	—	—	39,583
88,144	2,821	—	8,038	11,362	7,696	341,537
39,021	—	—	16	—	—	31,581
32,074	—	—	378	402	647	30,797
97,158	7,084	—	3,961	8,084	9,070	48,928
65,386	274	—	3,175	6,209	5,835	32,674
54,114	3,524	—	11,324	20,788	5,342	—

$23.91	$9.35	$9.56	$11.70	$9.16	$8.88	$—
23.91	9.35	9.56	11.70	9.16	8.88	—
23.91	9.35	9.56	11.70	9.16	8.88	—
23.91	9.35	9.56	11.70	9.16	8.88	—
21.58	9.30	—	11.56	9.05	8.77	51.77
23.91	9.35	—	11.70	9.16	8.88	25.65
23.91	9.35	—	11.70	9.16	8.88	19.26
23.91	9.35	—	11.70	9.16	8.88	25.65
23.91	9.35	—	11.70	9.16	8.88	25.65
23.91	9.35	—	11.70	9.16	8.88	25.65
23.91	9.35	—	11.70	9.16	8.88	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2015

	Bond & Mortgage Securities Class 1 Division	Bond Market Index Class 1 Division	Calvert EAFE International Index Class F Division

Assets
Investments in shares of mutual funds, at market	$60,953,301	$2,602,339	$2,045,920

Liabilities	—	—	—
Net assets	$60,953,301	$2,602,339	$2,045,920

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$2,729,032	$79,856	$—
Benefit Variable Universal Life II	279,256	21,666	134,984
Executive Variable Universal Life	19,530,177	487,362	—
Executive Variable Universal Life II	2,883,062	2,013,455	1,910,936
Flexible Variable Life	823,712	—	—
PrinFlex Life®	11,072,168	—	—
Survivorship Flexible Premium Variable Universal Life	1,314,528	—	—
Principal Variable Universal Life Accumulator	10,607,866	—	—
Principal Variable Universal Life Accumulator II	5,919,334	—	—
Principal Variable Universal Life Income	4,223,828	—	—
Principal Variable Universal Life Income II	1,570,338	—	—
Total net assets	$60,953,301	$2,602,339	$2,045,920

Investments in shares of mutual funds, at cost	$62,076,851	$2,626,171	$2,219,504
Shares of mutual funds owned	5,516,136	255,131	26,416
Accumulation units outstanding:
Benefit Variable Universal Life	113,806	7,581	—
Benefit Variable Universal Life II	11,645	2,057	13,450
Executive Variable Universal Life	814,442	46,264	—
Executive Variable Universal Life II	120,229	191,131	190,407
Flexible Variable Life	19,286	—	—
PrinFlex Life®	461,729	—	—
Survivorship Flexible Premium Variable Universal Life	62,954	—	—
Principal Variable Universal Life Accumulator	442,367	—	—
Principal Variable Universal Life Accumulator II	246,845	—	—
Principal Variable Universal Life Income	176,141	—	—
Principal Variable Universal Life Income II	65,486	—	—

Accumulation unit value:
Benefit Variable Universal Life	$23.98	$10.53	$—
Benefit Variable Universal Life II	23.98	10.53	10.04
Executive Variable Universal Life	23.98	10.53	—
Executive Variable Universal Life II	23.98	10.53	10.04
Flexible Variable Life	42.71	—	—
PrinFlex Life®	23.98	—	—
Survivorship Flexible Premium Variable Universal Life	20.88	—	—
Principal Variable Universal Life Accumulator	23.98	—	—
Principal Variable Universal Life Accumulator II	23.98	—	—
Principal Variable Universal Life Income	23.98	—	—
Principal Variable Universal Life Income II	23.98	—	—

See accompanying notes.

Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P 500 Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Core Portfolio Class I Division	ClearBridge Small Cap Growth Class I Division	Delaware High Yield Service Class Division

$1,094,134	$15,415,010	$573,318	$1,318,056	$30,147	$6,053,336	$874,540

—	—	—	—	—	—	—
$1,094,134	$15,415,010	$573,318	$1,318,056	$30,147	$6,053,336	$874,540

$—	$526,915	$—	$—	$—	$39,575	$47,595
1,408	248,568	—	—	1,974	39,679	28,827
—	7,868,149	—	—	—	2,689,932	310,677
603,517	5,059,638	—	—	—	3,284,150	487,441
—	—	5,611	—	—	—	—
—	—	56,993	—	8,696	—	—
—	—	4,964	—	—	—	—
—	—	49,275	—	1,984	—	—
—	253,148	16,996	130,460	9,485	—	—
—	784,592	275,403	356,583	6,953	—	—
489,209	674,000	164,076	831,013	1,055	—	—
$1,094,134	$15,415,010	$573,318	$1,318,056	$30,147	$6,053,336	$874,540

$1,095,687	$16,871,884	$590,394	$1,325,731	$31,451	$6,377,329	$985,297
19,951	219,806	5,116	14,199	1,674	288,942	179,577

—	29,673	—	—	—	3,260	5,337
136	13,998	—	—	206	3,269	3,232
—	443,090	—	—	—	221,586	34,837
58,385	284,931	—	—	—	270,535	54,659
—	—	508	—	—	—	—
—	—	5,091	—	909	—	—
—	—	443	—	—	—	—
—	—	4,401	—	207	—	—
—	14,256	1,518	7,477	992	—	—
—	44,184	24,601	20,436	727	—	—
47,327	37,956	14,656	47,625	110	—	—

$—	$17.76	$—	$—	$9.56	$12.14	$8.92
10.34	17.76	—	—	9.56	12.14	8.92
—	17.76	—	—	9.56	12.14	8.92
10.34	17.76	—	—	9.56	12.14	8.92
—	—	11.05	—	9.52	—	—
—	—	11.20	—	9.56	—	—
—	—	11.20	—	9.56	—	—
—	—	11.20	—	9.56	—	—
—	17.76	11.20	17.45	9.56	—	—
—	17.76	11.20	17.45	9.56	—	—
10.34	17.76	11.20	17.45	9.56	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2015

	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Growth Service Class Division	Deutsche Alternative Asset Allocation Class B Division

Assets
Investments in shares of mutual funds, at market	$14,328,428	$2,090,027	$372,176

Liabilities	—	—	—
Net assets	$14,328,428	$2,090,027	$372,176

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$324,180	$—	$—
Benefit Variable Universal Life II	196,822	—	12,560
Executive Variable Universal Life	4,404,346	—	7,300
Executive Variable Universal Life II	7,548,055	—	352,316
Flexible Variable Life	28,397	2,991	—
PrinFlex Life®	377,917	636,996	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	234,710	176,662	—
Principal Variable Universal Life Accumulator II	226,314	498,476	—
Principal Variable Universal Life Income	455,221	346,742	—
Principal Variable Universal Life Income II	532,466	428,160	—
Total net assets	$14,328,428	$2,090,027	$372,176

Investments in shares of mutual funds, at cost	$15,926,010	$2,007,844	$388,840
Shares of mutual funds owned	426,695	73,180	29,561
Accumulation units outstanding:
Benefit Variable Universal Life	17,688	—	—
Benefit Variable Universal Life II	10,739	—	1,332
Executive Variable Universal Life	240,317	—	774
Executive Variable Universal Life II	411,849	—	37,366
Flexible Variable Life	1,616	194	—
PrinFlex Life®	20,620	39,872	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	12,807	11,058	—
Principal Variable Universal Life Accumulator II	12,348	31,202	—
Principal Variable Universal Life Income	24,839	21,704	—
Principal Variable Universal Life Income II	29,053	26,800	—

Accumulation unit value:
Benefit Variable Universal Life	$18.33	$—	$9.43
Benefit Variable Universal Life II	18.33	—	9.43
Executive Variable Universal Life	18.33	—	9.43
Executive Variable Universal Life II	18.33	—	9.43
Flexible Variable Life	17.57	15.43	—
PrinFlex Life®	18.33	15.98	—
Survivorship Flexible Premium Variable Universal Life	18.33	15.98	—
Principal Variable Universal Life Accumulator	18.33	15.98	—
Principal Variable Universal Life Accumulator II	18.33	15.98	—
Principal Variable Universal Life Income	18.33	15.98	—
Principal Variable Universal Life Income II	18.33	15.98	—

See accompanying notes.

Deutsche Small Mid Cap Value Class B Division	Diversified International Class 1 Division	Dreyfus IP Core Value Service Shares Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division	Dreyfus Socially Responsible Growth Service Shares Division	Dreyfus VIF Appreciation Service Shares Division

$2,544,846	$133,720,888	$637,220	$353,002	$705,625	$427,873	$3,857,846

—	—	—	—	—	—	—
$2,544,846	$133,720,888	$637,220	$353,002	$705,625	$427,873	$3,857,846

$136,080	$5,755,270	$—	$—	$—	$81,326	$825,460
71,107	415,550	45,267	5,174	110,108	9,914	97,269
504,083	30,268,936	472,339	98,708	28,383	180,495	1,290,125
1,342,360	11,325,513	119,614	180,708	567,134	156,138	1,644,992
7,361	176,970	—	—	—	—	—
71,113	35,962,779	—	23,815	—	—	—
22,946	3,210,615	—	—	—	—	—
11,478	16,551,421	—	5,534	—	—	—
31,454	13,420,118	—	34,597	—	—	—
92,517	13,953,568	—	492	—	—	—
254,347	2,680,148	—	3,974	—	—	—
$2,544,846	$133,720,888	$637,220	$353,002	$705,625	$427,873	$3,857,846

$2,571,900	$122,334,536	$637,378	$390,781	$716,663	$462,165	$3,894,274
159,551	9,774,919	35,981	18,697	41,361	11,204	85,806

7,810	233,194	—	—	—	4,117	40,750
4,081	16,838	2,201	479	6,777	502	4,802
28,931	1,226,444	22,972	9,151	1,747	9,138	63,689
77,043	458,880	5,817	16,754	34,904	7,905	81,208
437	9,889	—	—	—	—	—
4,081	1,457,150	—	2,208	—	—	—
1,317	170,710	—	—	—	—	—
659	670,638	—	513	—	—	—
1,805	543,762	—	3,208	—	—	—
5,310	565,368	—	46	—	—	—
14,598	108,598	—	368	—	—	—

$17.42	$24.68	$20.56	$10.79	$16.25	$19.75	$20.26
17.42	24.68	20.56	10.79	16.25	19.75	20.26
17.42	24.68	20.56	10.79	16.25	19.75	20.26
17.42	24.68	20.56	10.79	16.25	19.75	20.26
16.83	17.89	—	10.66	—	—	—
17.42	24.68	—	10.79	—	—	—
17.42	18.81	—	10.79	—	—	—
17.42	24.68	—	10.79	—	—	—
17.42	24.68	—	10.79	—	—	—
17.42	24.68	—	10.79	—	—	—
17.42	24.68	—	10.79	—	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2015

	Dreyfus VIF Opportunistic Small Cap Service Shares Division	Dreyfus VIF Quality Bond Service Shares Division	Equity Income Class 1 Division

Assets
Investments in shares of mutual funds, at market	$4,597,741	$1,660,135	$49,505,836

Liabilities	—	—	—
Net assets	$4,597,741	$1,660,135	$49,505,836

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$400,625	$31,212	$1,132,158
Benefit Variable Universal Life II	—	—	441,877
Executive Variable Universal Life	652,990	1,628,923	11,058,501
Executive Variable Universal Life II	—	—	12,556,452
Flexible Variable Life	—	—	130,580
PrinFlex Life®	—	—	7,574,216
Survivorship Flexible Premium Variable Universal Life	—	—	1,417,497
Principal Variable Universal Life Accumulator	—	—	1,913,244
Principal Variable Universal Life Accumulator II	1,794,807	—	6,330,914
Principal Variable Universal Life Income	1,749,319	—	6,046,477
Principal Variable Universal Life Income II	—	—	903,920
Total net assets	$4,597,741	$1,660,135	$49,505,836

Investments in shares of mutual funds, at cost	$3,312,625	$1,718,875	$44,127,164
Shares of mutual funds owned	102,400	142,257	2,284,533
Accumulation units outstanding:
Benefit Variable Universal Life	24,048	1,824	71,162
Benefit Variable Universal Life II	—	—	27,777
Executive Variable Universal Life	39,193	95,217	695,170
Executive Variable Universal Life II	—	—	789,336
Flexible Variable Life	—	—	8,781
PrinFlex Life®	—	—	476,132
Survivorship Flexible Premium Variable Universal Life	—	—	89,100
Principal Variable Universal Life Accumulator	—	—	120,271
Principal Variable Universal Life Accumulator II	107,735	—	397,976
Principal Variable Universal Life Income	105,004	—	380,091
Principal Variable Universal Life Income II	—	—	56,822

Accumulation unit value:
Benefit Variable Universal Life	$16.66	$17.11	$15.91
Benefit Variable Universal Life II	—	—	15.91
Executive Variable Universal Life	16.66	17.11	15.91
Executive Variable Universal Life II	—	—	15.91
Flexible Variable Life	—	—	14.87
PrinFlex Life®	—	—	15.91
Survivorship Flexible Premium Variable Universal Life	—	—	15.91
Principal Variable Universal Life Accumulator	—	—	15.91
Principal Variable Universal Life Accumulator II	16.66	—	15.91
Principal Variable Universal Life Income	16.66	—	15.91
Principal Variable Universal Life Income II	—	—	15.91

See accompanying notes.

Fidelity VIP Asset Manager Service Class 2 Division	Fidelity VIP Contrafund Initial Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Initial Class Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP High Income Initial Class Division

$1,385,241	$60,510,140	$87,515,838	$19,554,407	$22,059,847	$15,520,483	$5,244,470

—	—	—	—	—	—	—
$1,385,241	$60,510,140	$87,515,838	$19,554,407	$22,059,847	$15,520,483	$5,244,470

$571,716	$—	$8,635,577	$—	$1,525,418	$2,016,697	$—
—	—	1,119,214	—	114,426	—	—
813,525	—	45,183,586	—	8,428,306	6,290,013	—
—	—	11,697,242	—	1,036,913	—	—
—	288,561	—	77,689	—	23,425	27,570
—	51,990,367	—	15,828,510	—	1,954,465	4,312,463
—	3,872,667	—	1,764,062	—	334,767	483,266
—	4,358,545	—	1,884,146	—	642,379	421,171
—	—	7,738,972	—	5,386,448	2,370,029	—
—	—	8,949,301	—	4,272,549	1,888,708	—
—	—	4,191,946	—	1,295,787	—	—
$1,385,241	$60,510,140	$87,515,838	$19,554,407	$22,059,847	$15,520,483	$5,244,470

$1,491,298	$46,788,614	$75,924,366	$19,813,324	$22,925,962	$11,193,811	$6,092,107
89,660	1,783,907	2,631,264	955,738	1,100,791	238,740	1,059,489

28,008	—	295,564	—	76,297	90,576	—
—	—	38,307	—	5,724	—	—
39,851	—	1,546,479	—	421,605	282,504	—
—	—	400,354	—	51,849	—	—
—	10,834	—	4,449	—	1,166	1,337
—	1,022,452	—	496,608	—	87,781	206,884
—	131,218	—	82,841	—	15,035	27,461
—	85,717	—	59,132	—	28,847	20,206
—	—	264,878	—	269,454	106,446	—
—	—	306,302	—	213,735	84,828	—
—	—	143,475	—	64,813	—	—

$20.41	$—	$29.22	$—	$19.99	$22.27	$—
—	—	29.22	—	19.99	—	—
20.41	—	29.22	—	19.99	22.27	—
—	—	29.22	—	19.99	—	—
—	26.63	—	17.46	—	20.10	20.62
—	50.85	—	31.87	—	22.27	20.84
—	29.51	—	21.29	—	22.27	17.60
—	50.85	—	31.87	—	22.27	20.84
—	—	29.22	—	19.99	22.27	—
—	—	29.22	—	19.99	22.27	—
—	—	29.22	—	19.99	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2015

	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Franklin Income VIP Class 2 Division

Assets
Investments in shares of mutual funds, at market	$20,684,710	$39,389,576	$15,694,117

Liabilities	—	—	—
Net assets	$20,684,710	$39,389,576	$15,694,117

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$2,134,077	$5,894,561	$3,715,061
Benefit Variable Universal Life II	130,841	810,459	482,678
Executive Variable Universal Life	12,284,514	18,165,058	8,497,004
Executive Variable Universal Life II	2,677,752	6,132,321	2,999,374
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	1,056,080	2,599,895	—
Principal Variable Universal Life Income	960,149	3,966,132	—
Principal Variable Universal Life Income II	1,441,297	1,821,150	—
Total net assets	$20,684,710	$39,389,576	$15,694,117

Investments in shares of mutual funds, at cost	$24,147,956	$40,855,903	$17,350,959
Shares of mutual funds owned	4,309,314	1,237,498	1,105,220
Accumulation units outstanding:
Benefit Variable Universal Life	86,728	166,657	152,725
Benefit Variable Universal Life II	5,317	36,763	19,842
Executive Variable Universal Life	499,239	513,550	349,304
Executive Variable Universal Life II	108,823	278,126	123,302
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	42,919	73,512	—
Principal Variable Universal Life Income	39,020	112,124	—
Principal Variable Universal Life Income II	58,574	51,488	—

Accumulation unit value:
Benefit Variable Universal Life	$24.61	$35.37	$24.33
Benefit Variable Universal Life II	24.61	22.05	24.33
Executive Variable Universal Life	24.61	35.37	24.33
Executive Variable Universal Life II	24.61	22.05	24.33
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	24.61	35.37	—
Principal Variable Universal Life Income	24.61	35.37	—
Principal Variable Universal Life Income II	24.61	35.37	—

See accompanying notes.

Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division	Franklin U.S. Government Securities VIP Class 2 Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division

$27,142,023	$10,658,842	$13,777,098	$15,983,592	$14,374,077	$1,009,811	$1,140,307

—	—	—	—	—	—	—
$27,142,023	$10,658,842	$13,777,098	$15,983,592	$14,374,077	$1,009,811	$1,140,307

$2,372,763	$1,278,214	$1,374,084	$1,226,103	$550,239	$3,330	$144,952
562,827	118,446	368,217	472,392	678,589	33,621	—
15,522,251	6,124,469	4,751,191	9,268,361	5,319,624	255,951	995,355
7,330,802	3,137,713	5,842,681	4,667,796	7,825,625	716,909	—
—	—	—	16,427	—	—	—
—	—	—	127,943	—	—	—
—	—	—	—	—	—	—
—	—	—	59,230	—	—	—
—	—	—	57,629	—	—	—
—	—	—	19,889	—	—	—
1,353,380	—	1,440,925	67,822	—	—	—
$27,142,023	$10,658,842	$13,777,098	$15,983,592	$14,374,077	$1,009,811	$1,140,307

$30,194,863	$11,244,656	$14,645,265	$18,637,441	$16,182,822	$1,032,546	$1,353,360
1,401,240	555,148	557,326	904,049	1,407,843	80,979	98,302

82,061	60,703	59,033	46,937	37,956	293	8,809
19,464	5,625	15,819	18,083	46,810	2,955	—
536,812	290,854	204,119	354,797	366,953	22,493	60,489
253,524	149,011	251,011	178,685	539,819	63,001	—
—	—	—	651	—	—	—
—	—	—	4,896	—	—	—
—	—	—	—	—	—	—
—	—	—	2,267	—	—	—
—	—	—	2,206	—	—	—
—	—	—	761	—	—	—
46,804	—	61,904	2,596	—	—	—

$28.92	$21.06	$23.28	$26.12	$14.50	$11.38	$16.46
28.92	21.06	23.28	26.12	14.50	11.38	—
28.92	21.06	23.28	26.12	14.50	11.38	16.46
28.92	21.06	23.28	26.12	14.50	11.38	—
—	—	—	25.23	—	—	—
—	—	—	26.12	—	—	—
—	—	—	26.12	—	—	—
—	—	—	26.12	—	—	—
—	—	—	26.12	—	—	—
—	—	—	26.12	—	—	—
28.92	—	23.28	26.12	—	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2015

	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division

Assets
Investments in shares of mutual funds, at market	$41,158,731	$33,773,691	$2,473,731

Liabilities	—	—	—
Net assets	$41,158,731	$33,773,691	$2,473,731

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$2,741,118	$383,559	$88,357
Benefit Variable Universal Life II	361,457	509,922	—
Executive Variable Universal Life	13,288,833	6,557,673	715,961
Executive Variable Universal Life II	4,836,073	6,630,496	—
Flexible Variable Life	158,048	88,126	18,655
PrinFlex Life®	8,630,461	4,700,855	984,356
Survivorship Flexible Premium Variable Universal Life	928,760	691,161	279,642
Principal Variable Universal Life Accumulator	2,814,892	2,032,771	386,760
Principal Variable Universal Life Accumulator II	3,186,235	3,901,283	—
Principal Variable Universal Life Income	2,648,020	5,575,712	—
Principal Variable Universal Life Income II	1,564,834	2,702,133	—
Total net assets	$41,158,731	$33,773,691	$2,473,731

Investments in shares of mutual funds, at cost	$42,807,256	$40,401,933	$1,865,206
Shares of mutual funds owned	4,051,056	2,622,181	43,172
Accumulation units outstanding:
Benefit Variable Universal Life	207,962	12,884	5,673
Benefit Variable Universal Life II	27,422	17,133	—
Executive Variable Universal Life	1,008,165	220,327	45,968
Executive Variable Universal Life II	366,892	222,776	—
Flexible Variable Life	12,648	3,280	1,231
PrinFlex Life®	654,756	157,936	63,202
Survivorship Flexible Premium Variable Universal Life	70,463	23,222	17,954
Principal Variable Universal Life Accumulator	213,561	68,295	24,832
Principal Variable Universal Life Accumulator II	241,731	131,074	—
Principal Variable Universal Life Income	200,890	187,334	—
Principal Variable Universal Life Income II	118,718	90,775	—

Accumulation unit value:
Benefit Variable Universal Life	$13.18	$29.76	$15.58
Benefit Variable Universal Life II	13.18	29.76	—
Executive Variable Universal Life	13.18	29.76	15.58
Executive Variable Universal Life II	13.18	29.76	—
Flexible Variable Life	12.50	26.87	15.15
PrinFlex Life®	13.18	29.76	15.58
Survivorship Flexible Premium Variable Universal Life	13.18	29.76	15.58
Principal Variable Universal Life Accumulator	13.18	29.76	15.58
Principal Variable Universal Life Accumulator II	13.18	29.76	—
Principal Variable Universal Life Income	13.18	29.76	—
Principal Variable Universal Life Income II	13.18	29.76	—

See accompanying notes.

Invesco American Franchise Series II Division	Invesco American Value Series I Division	Invesco Core Equity Series I Division	Invesco Core Equity Series II Division	Invesco Global Health Care Series I Division	Invesco Global Real Estate Series I Division	Invesco International Growth Series I Division

$1,479,106	$455	$7,937,068	$9,247,022	$24,203,439	$648,730	$18,548,616

—	—	—	—	—	—	—
$1,479,106	$455	$7,937,068	$9,247,022	$24,203,439	$648,730	$18,548,616

$—	$—	$1,027,557	$—	$1,630,953	$34,494	$774,243
111,737	—	—	84,372	199,130	34,419	292,224
—	—	2,464,801	—	9,364,037	45,260	11,233,132
345,663	—	—	1,823,851	3,201,787	534,557	6,249,017
—	—	33,302	—	46,023	—	—
—	—	2,411,133	—	3,774,752	—	—
—	—	752,946	—	197,077	—	—
—	—	1,247,329	—	1,113,029	—	—
500,325	—	—	3,529,354	1,912,721	—	—
329,811	—	—	3,313,162	2,092,646	—	—
191,570	455	—	496,283	671,284	—	—
$1,479,106	$455	$7,937,068	$9,247,022	$24,203,439	$648,730	$18,548,616

$1,168,490	$506	$7,127,516	$8,218,755	$23,101,106	$670,148	$18,097,075
26,484	29	234,547	276,857	762,313	39,653	553,855

—	—	54,739	—	59,185	3,370	29,879
7,243	—	—	3,147	7,226	3,363	11,278
—	—	131,302	—	339,820	4,422	433,509
22,406	—	—	68,038	116,193	52,224	241,163
—	—	1,980	—	1,864	—	—
—	—	128,444	—	136,987	—	—
—	—	40,110	—	7,152	—	—
—	—	66,448	—	40,392	—	—
32,431	—	—	131,656	69,413	—	—
21,378	—	—	123,601	75,942	—	—
12,417	52	—	18,514	24,361	—	—

$—	$8.71	$18.77	$—	$27.56	$10.24	$25.91
15.43	8.71	—	26.81	27.56	10.24	25.91
—	8.71	18.77	—	27.56	10.24	25.91
15.43	8.71	—	26.81	27.56	10.24	25.91
—	8.67	16.82	—	24.69	—	—
—	8.71	18.77	—	27.56	—	—
—	8.71	18.77	—	27.56	—	—
—	8.71	18.77	—	27.56	—	—
15.43	8.71	—	26.81	27.56	—	—
15.43	8.71	—	26.81	27.56	—	—
15.43	8.71	—	26.81	27.56	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2015

	Invesco Mid Cap Core Equity Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division

Assets
Investments in shares of mutual funds, at market	$363,917	$2,063,461	$10,118,002

Liabilities	—	—	—
Net assets	$363,917	$2,063,461	$10,118,002

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$60,328	$324,695	$691,875
Benefit Variable Universal Life II	17,340	67,100	65,148
Executive Variable Universal Life	63,949	738,582	3,886,739
Executive Variable Universal Life II	88,639	226,170	4,256,436
Flexible Variable Life	3,542	17,117	2,799
PrinFlex Life®	62,307	459,423	784,964
Survivorship Flexible Premium Variable Universal Life	—	87,453	99,745
Principal Variable Universal Life Accumulator	—	142,921	330,296
Principal Variable Universal Life Accumulator II	5,199	—	—
Principal Variable Universal Life Income	24,226	—	—
Principal Variable Universal Life Income II	38,387	—	—
Total net assets	$363,917	$2,063,461	$10,118,002

Investments in shares of mutual funds, at cost	$417,184	$1,850,732	$12,315,734
Shares of mutual funds owned	30,555	383,543	573,583
Accumulation units outstanding:
Benefit Variable Universal Life	3,513	21,943	43,739
Benefit Variable Universal Life II	1,010	4,535	3,937
Executive Variable Universal Life	3,724	49,914	245,714
Executive Variable Universal Life II	5,161	15,285	257,199
Flexible Variable Life	214	1,189	189
PrinFlex Life®	3,628	31,048	49,624
Survivorship Flexible Premium Variable Universal Life	—	5,910	6,306
Principal Variable Universal Life Accumulator	—	9,660	20,881
Principal Variable Universal Life Accumulator II	303	—	—
Principal Variable Universal Life Income	1,411	—	—
Principal Variable Universal Life Income II	2,235	—	—

Accumulation unit value:
Benefit Variable Universal Life	$17.17	$14.80	$15.82
Benefit Variable Universal Life II	17.17	14.80	16.55
Executive Variable Universal Life	17.17	14.80	15.82
Executive Variable Universal Life II	17.17	14.80	16.55
Flexible Variable Life	16.59	14.39	14.82
PrinFlex Life®	17.17	14.80	15.82
Survivorship Flexible Premium Variable Universal Life	17.17	14.80	15.82
Principal Variable Universal Life Accumulator	17.17	14.80	15.82
Principal Variable Universal Life Accumulator II	17.17	—	—
Principal Variable Universal Life Income	17.17	—	—
Principal Variable Universal Life Income II	17.17	—	—

See accompanying notes.

Invesco Technology Series I Division	Janus Aspen Balanced Service Shares Division	Janus Aspen Enterprise Service Shares Division	Janus Aspen Flexible Bond Service Shares Division	Janus Aspen Forty Service Shares Division	Janus Aspen Global Research Service Shares Division	Janus Aspen Overseas Service Shares Division

$3,996,607	$18,507,819	$27,386,863	$43,292,242	$6,808,296	$1,651,379	$2,652,192

—	—	—	—	—	—	—
$3,996,607	$18,507,819	$27,386,863	$43,292,242	$6,808,296	$1,651,379	$2,652,192

$457,995	$138,571	$713,333	$2,393,070	$—	$439,236	$303,895
—	948,245	323,645	288,786	475,162	32,314	—
1,918,820	9,497,574	9,481,173	26,053,910	—	697,689	2,348,297
—	7,923,429	12,679,709	14,556,476	5,397,972	482,140	—
61,674	—	12,991	—	—	—	—
1,141,868	—	2,813,692	—	—	—	—
83,443	—	129,051	—	—	—	—
332,807	—	1,233,269	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	935,162	—	—
$3,996,607	$18,507,819	$27,386,863	$43,292,242	$6,808,296	$1,651,379	$2,652,192

$3,991,579	$18,798,104	$27,041,635	$44,683,259	$7,488,687	$1,595,301	$3,447,718
212,247	585,505	500,949	3,419,608	194,079	41,775	95,266

39,366	5,432	29,026	114,232	—	26,495	13,176
—	37,174	13,169	13,785	28,531	1,949	—
164,933	372,330	385,798	1,243,673	—	42,085	101,814
—	310,619	515,950	694,846	324,128	29,083	—
5,916	—	590	—	—	—	—
98,149	—	114,492	—	—	—	—
7,172	—	5,251	—	—	—	—
28,607	—	50,184	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	56,153	—	—

$11.63	$25.51	$24.58	$20.95	$—	$16.58	$23.07
—	25.51	24.58	20.95	16.65	16.58	—
11.63	25.51	24.58	20.95	—	16.58	23.07
—	25.51	24.58	20.95	16.65	16.58	—
10.42	—	22.02	—	—	—	—
11.63	—	24.58	—	—	—	—
11.63	—	24.58	—	—	—	—
11.63	—	24.58	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	16.65	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2015

	JP Morgan Core Bond Class I Division	JP Morgan Small Cap Core Class I Division	LargeCap Growth Class 1 Division

Assets
Investments in shares of mutual funds, at market	$3,515,371	$4,600,270	$58,018,585

Liabilities	—	—	—
Net assets	$3,515,371	$4,600,270	$58,018,585

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$335,961	$1,543,351	$700,567
Benefit Variable Universal Life II	—	—	170,722
Executive Variable Universal Life	3,179,410	3,056,919	7,227,089
Executive Variable Universal Life II	—	—	2,048,038
Flexible Variable Life	—	—	82,665
PrinFlex Life®	—	—	19,200,526
Survivorship Flexible Premium Variable Universal Life	—	—	1,910,918
Principal Variable Universal Life Accumulator	—	—	23,883,762
Principal Variable Universal Life Accumulator II	—	—	1,166,192
Principal Variable Universal Life Income	—	—	1,424,713
Principal Variable Universal Life Income II	—	—	203,393
Total net assets	$3,515,371	$4,600,270	$58,018,585

Investments in shares of mutual funds, at cost	$3,642,213	$4,957,929	$43,627,569
Shares of mutual funds owned	322,215	223,749	2,249,654
Accumulation units outstanding:
Benefit Variable Universal Life	24,457	53,990	27,439
Benefit Variable Universal Life II	—	—	6,687
Executive Variable Universal Life	231,451	106,942	283,066
Executive Variable Universal Life II	—	—	80,216
Flexible Variable Life	—	—	4,861
PrinFlex Life®	—	—	752,035
Survivorship Flexible Premium Variable Universal Life	—	—	117,526
Principal Variable Universal Life Accumulator	—	—	935,463
Principal Variable Universal Life Accumulator II	—	—	45,677
Principal Variable Universal Life Income	—	—	55,802
Principal Variable Universal Life Income II	—	—	7,966

Accumulation unit value:
Benefit Variable Universal Life	$13.74	$28.59	$25.53
Benefit Variable Universal Life II	—	—	25.53
Executive Variable Universal Life	13.74	28.59	25.53
Executive Variable Universal Life II	—	—	25.53
Flexible Variable Life	—	—	17.00
PrinFlex Life®	—	—	25.53
Survivorship Flexible Premium Variable Universal Life	—	—	16.26
Principal Variable Universal Life Accumulator	—	—	25.53
Principal Variable Universal Life Accumulator II	—	—	25.53
Principal Variable Universal Life Income	—	—	25.53
Principal Variable Universal Life Income II	—	—	25.53

See accompanying notes.

LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap Value Class 1 Division	MFS International Value Service Class Division	MFS VIT Global Equity Service Class Division	MFS VIT Growth Service Class Division	MFS VIT Inflation-Adjusted Bond Service Class Division

$145,850,602	$91,385,328	$72,641,324	$5,107,122	$4,098,790	$17,777,744	$1,554

—	—	—	—	—	—	—
$145,850,602	$91,385,328	$72,641,324	$5,107,122	$4,098,790	$17,777,744	$1,554

$1,512,222	$—	$403,744	$107,006	$117,560	$1,005,711	$—
1,271,524	1,928,248	196,721	46,316	187,989	379,267	1,554
23,706,372	—	7,006,679	1,774,241	305,135	6,105,334	—
37,752,090	56,825,425	1,755,158	3,179,559	3,488,106	10,287,432	—
79,500	79,767	4,189,156	—	—	—	—
61,943,227	16,439,186	22,429,323	—	—	—	—
3,794,292	1,798,497	3,440,548	—	—	—	—
2,795,997	2,001,061	26,048,215	—	—	—	—
6,345,453	6,378,241	2,571,932	—	—	—	—
4,189,916	3,799,310	2,962,866	—	—	—	—
2,460,009	2,135,593	1,636,982	—	—	—	—
$145,850,602	$91,385,328	$72,641,324	$5,107,122	$4,098,790	$17,777,744	$1,554

$135,235,865	$77,421,467	$73,959,415	$5,109,970	$4,333,601	$16,981,620	$1,603
5,539,332	6,341,799	2,488,569	230,778	223,978	454,790	161

39,527	—	13,652	9,073	5,702	35,318	—
33,237	97,290	6,652	3,926	9,118	13,319	165
619,673	—	236,923	150,436	14,801	214,400	—
986,821	2,867,147	59,349	269,552	169,190	361,263	—
3,975	4,402	60,345	—	—	—	—
1,619,169	829,445	758,422	—	—	—	—
164,939	90,375	172,306	—	—	—	—
73,086	100,964	880,793	—	—	—	—
165,867	321,816	86,967	—	—	—	—
109,519	191,696	100,186	—	—	—	—
64,303	107,752	55,352	—	—	—	—

$38.26	$—	$29.57	$11.80	$20.62	$28.48	$9.43
38.26	19.82	29.57	11.80	20.62	28.48	9.43
38.26	—	29.57	11.80	20.62	28.48	9.43
38.26	19.82	29.57	11.80	20.62	28.48	9.43
19.99	18.12	69.42	—	—	—	—
38.26	19.82	29.57	—	—	—	—
23.00	19.90	19.97	—	—	—	—
38.26	19.82	29.57	—	—	—	—
38.26	19.82	29.57	—	—	—	—
38.26	19.82	29.57	—	—	—	—
38.26	19.82	29.57	—	—	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2015

	MFS VIT MidCap Growth Service Class Division	MFS VIT Mid Cap Value Portfolio Service Class Division	MFS VIT New Discovery Service Class Division

Assets
Investments in shares of mutual funds, at market	$586,182	$107,982	$9,834,351

Liabilities	—	—	—
Net assets	$586,182	$107,982	$9,834,351

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$46,618	$—	$1,218,153
Benefit Variable Universal Life II	—	2,946	288,587
Executive Variable Universal Life	539,564	—	2,717,166
Executive Variable Universal Life II	—	1,334	3,663,261
Flexible Variable Life	—	—	23,465
PrinFlex Life®	—	7,613	136,318
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	79,368
Principal Variable Universal Life Accumulator II	—	—	383,439
Principal Variable Universal Life Income	—	7,987	547,089
Principal Variable Universal Life Income II	—	88,102	777,505
Total net assets	$586,182	$107,982	$9,834,351

Investments in shares of mutual funds, at cost	$548,005	$108,634	$11,198,595
Shares of mutual funds owned	74,673	13,879	680,578
Accumulation units outstanding:
Benefit Variable Universal Life	2,414	—	50,410
Benefit Variable Universal Life II	—	319	11,943
Executive Variable Universal Life	27,937	—	112,442
Executive Variable Universal Life II	—	145	151,596
Flexible Variable Life	—	—	1,005
PrinFlex Life®	—	825	5,641
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	3,284
Principal Variable Universal Life Accumulator II	—	—	15,868
Principal Variable Universal Life Income	—	865	22,640
Principal Variable Universal Life Income II	—	9,544	32,175

Accumulation unit value:
Benefit Variable Universal Life	$19.31	$9.23	$24.16
Benefit Variable Universal Life II	—	9.23	24.16
Executive Variable Universal Life	19.31	9.23	24.16
Executive Variable Universal Life II	—	9.23	24.16
Flexible Variable Life	—	9.19	23.34
PrinFlex Life®	—	9.23	24.16
Survivorship Flexible Premium Variable Universal Life	—	9.23	24.16
Principal Variable Universal Life Accumulator	—	9.23	24.16
Principal Variable Universal Life Accumulator II	—	9.23	24.16
Principal Variable Universal Life Income	—	9.23	24.16
Principal Variable Universal Life Income II	—	9.23	24.16

See accompanying notes.

MFS VIT Research International Portfolio Service Class Division	MFS VIT Total Return Service Class Division	MFS VIT Utilities Service Class Division	MFS VIT Value Service Class Division	MidCap Class 1 Division	Money Market Class 1 Division	Neuberger Berman AMT Guardian Class I Division

$3,301,326	$763,561	$2,715,885	$26,025,294	$181,319,240	$226,129,103	$3,448,408

—	—	—	—	—	—	—
$3,301,326	$763,561	$2,715,885	$26,025,294	$181,319,240	$226,129,103	$3,448,408

$270,425	$—	$—	$1,696,038	$6,810,066	$10,199,958	$16,167
192,350	10,333	371,149	589,325	957,793	1,644,257	52,442
392,267	—	—	15,757,085	29,068,359	103,976,614	2,855,245
2,446,284	753,228	1,254,847	7,982,846	11,188,030	81,921,867	524,554
—	—	—	—	15,039,979	365,041	—
—	—	—	—	64,199,987	10,570,544	—
—	—	—	—	5,499,101	1,619,959	—
—	—	—	—	9,478,990	2,536,827	—
—	—	—	—	16,681,747	5,043,728	—
—	—	—	—	15,707,076	4,149,572	—
—	—	1,089,889	—	6,688,112	4,100,736	—
$3,301,326	$763,561	$2,715,885	$26,025,294	$181,319,240	$226,129,103	$3,448,408

$3,674,786	$764,880	$3,364,144	$25,782,424	$149,355,535	$226,129,087	$4,418,440
241,325	34,302	107,987	1,436,274	3,282,390	226,129,104	206,491

29,494	—	—	66,257	102,983	671,061	707
20,979	682	27,940	23,023	14,484	108,177	2,294
42,782	—	—	615,565	439,578	6,840,675	124,923
266,809	49,720	94,464	311,857	169,187	5,389,688	22,950
—	—	—	—	78,491	18,310	—
—	—	—	—	970,845	695,441	—
—	—	—	—	105,021	120,538	—
—	—	—	—	143,343	166,900	—
—	—	—	—	252,264	331,829	—
—	—	—	—	237,520	273,003	—
—	—	82,041	—	101,138	269,799	—

$9.17	$—	$—	$25.60	$66.13	$15.20	$22.86
9.17	15.15	13.28	25.60	66.13	15.20	22.86
9.17	—	—	25.60	66.13	15.20	22.86
9.17	15.15	13.28	25.60	66.13	15.20	22.86
—	—	—	—	191.62	19.91	—
—	—	—	—	66.13	15.20	—
—	—	—	—	52.36	13.44	—
—	—	—	—	66.13	15.20	—
—	—	—	—	66.13	15.20	—
—	—	—	—	66.13	15.20	—
—	—	13.28	—	66.13	15.20	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2015

	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division	Oppenheimer Main Street Small Cap Service Shares Division

Assets
Investments in shares of mutual funds, at market	$4,708,205	$1,003,679	$2,787,234

Liabilities	—	—	—
Net assets	$4,708,205	$1,003,679	$2,787,234

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$736,859	$150,690	$19,458
Benefit Variable Universal Life II	8,278	36,187	242,682
Executive Variable Universal Life	3,596,585	718,179	204,732
Executive Variable Universal Life II	89,903	98,623	2,075,871
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	276,580	—	244,491
Total net assets	$4,708,205	$1,003,679	$2,787,234

Investments in shares of mutual funds, at cost	$4,837,609	$1,046,646	$3,261,724
Shares of mutual funds owned	356,952	47,011	132,410
Accumulation units outstanding:
Benefit Variable Universal Life	52,284	15,676	975
Benefit Variable Universal Life II	587	3,765	12,163
Executive Variable Universal Life	255,198	74,711	10,261
Executive Variable Universal Life II	6,379	10,260	104,041
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	19,625	—	12,254

Accumulation unit value:
Benefit Variable Universal Life	$14.09	$9.61	$19.95
Benefit Variable Universal Life II	14.09	9.61	19.95
Executive Variable Universal Life	14.09	9.61	19.95
Executive Variable Universal Life II	14.09	9.61	19.95
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	14.09	—	19.95

See accompanying notes.

PIMCO All Asset Administrative Class Division	PIMCO Commodity Real Strategy Administrative Class Division	PIMCO Emerging Market Bond Administrative Class Division	PIMCO High Yield Administrative Class Division	PIMCO Long-Term U.S. Government Administrative Class Division	PIMCO Real Return Administrative Class Division	PIMCO Short-Term Administrative Class Division

$2,028,875	$183,959	$526,592	$5,577,101	$19,688	$9,388,051	$20,274,508

—	—	—	—	—	—	—
$2,028,875	$183,959	$526,592	$5,577,101	$19,688	$9,388,051	$20,274,508

$135,787	$240	$454	$33,621	$—	$783,161	$38,229
56,134	8,923	51,060	373,083	769	195,036	194,956
331,013	33,362	187,761	725,338	—	2,961,112	14,252,527
1,505,941	141,434	287,317	4,445,059	18,919	5,448,742	5,788,796
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
$2,028,875	$183,959	$526,592	$5,577,101	$19,688	$9,388,051	$20,274,508

$2,389,200	$226,599	$574,178	$6,104,319	$19,922	$10,198,840	$20,297,647
222,954	26,622	45,008	768,196	1,691	786,928	1,974,149

13,350	44	44	2,249	—	66,252	3,538
5,519	1,639	4,924	24,932	70	16,505	18,042
32,543	6,124	18,106	48,481	—	250,527	1,318,936
148,052	25,983	27,707	297,115	1,728	460,495	535,704
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

$10.17	$5.44	$10.37	$14.97	$10.95	$11.82	$10.81
10.17	5.44	10.37	14.97	10.95	11.82	10.81
10.17	5.44	10.37	14.97	10.95	11.82	10.81
10.17	5.44	10.37	14.97	10.95	11.82	10.81
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2015

	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal LifeTime Strategic Income Class 1 Division

Assets
Investments in shares of mutual funds, at market	$32,426,318	$17,213,986	$7,305,995

Liabilities	—	—	—
Net assets	$32,426,318	$17,213,986	$7,305,995

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$702,308	$656,437	$327,354
Benefit Variable Universal Life II	300,413	423,803	148,465
Executive Variable Universal Life	5,953,668	2,069,992	3,888,639
Executive Variable Universal Life II	25,469,929	1,414,721	1,525,668
Flexible Variable Life	—	46,484	—
PrinFlex Life®	—	2,371,201	205,859
Survivorship Flexible Premium Variable Universal Life	—	213,554	375,951
Principal Variable Universal Life Accumulator	—	1,160,288	39,193
Principal Variable Universal Life Accumulator II	—	4,484,210	259,037
Principal Variable Universal Life Income	—	3,758,291	447,838
Principal Variable Universal Life Income II	—	615,005	87,991
Total net assets	$32,426,318	$17,213,986	$7,305,995

Investments in shares of mutual funds, at cost	$34,560,655	$17,600,925	$7,471,525
Shares of mutual funds owned	3,064,869	770,201	655,246
Accumulation units outstanding:
Benefit Variable Universal Life	55,947	66,514	20,670
Benefit Variable Universal Life II	23,927	42,952	9,375
Executive Variable Universal Life	474,351	209,852	245,537
Executive Variable Universal Life II	2,029,258	143,350	96,335
Flexible Variable Life	—	4,735	—
PrinFlex Life®	—	240,388	12,999
Survivorship Flexible Premium Variable Universal Life	—	21,639	23,739
Principal Variable Universal Life Accumulator	—	117,567	2,475
Principal Variable Universal Life Accumulator II	—	454,600	16,356
Principal Variable Universal Life Income	—	381,008	28,278
Principal Variable Universal Life Income II	—	62,314	5,556

Accumulation unit value:
Benefit Variable Universal Life	$12.55	$9.86	$15.84
Benefit Variable Universal Life II	12.55	9.86	15.84
Executive Variable Universal Life	12.55	9.86	15.84
Executive Variable Universal Life II	12.55	9.86	15.84
Flexible Variable Life	—	9.81	16.64
PrinFlex Life®	—	9.86	15.84
Survivorship Flexible Premium Variable Universal Life	—	9.86	15.84
Principal Variable Universal Life Accumulator	—	9.86	15.84
Principal Variable Universal Life Accumulator II	—	9.86	15.84
Principal Variable Universal Life Income	—	9.86	15.84
Principal Variable Universal Life Income II	—	9.86	15.84

See accompanying notes.

Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division	Putnam VT Growth & Income Class IB Division

$12,577,366	$72,832,734	$46,609,443	$30,067,008	$13,818,905	$1,662,895	$586,098

—	—	—	—	—	—	—
$12,577,366	$72,832,734	$46,609,443	$30,067,008	$13,818,905	$1,662,895	$586,098

$900,139	$4,241,245	$2,291,636	$794,334	$473,598	$1,832	$162,683
187,047	1,972,021	1,054,706	776,485	384,746	153,318	—
6,207,407	32,008,604	17,571,498	8,116,296	3,144,384	747,671	423,415
4,264,215	27,728,117	15,234,913	10,032,765	2,876,821	556,551	—
—	107,858	37,802	—	1,822	—	—
200,426	962,163	511,263	171,734	88,403	7,804	—
37,288	50,510	—	—	—	—	—
26,000	131,828	137,440	4,392	4,429	—	—
407,678	633,395	1,623,363	1,455,419	1,468,453	6,798	—
224,084	3,499,679	5,966,535	6,473,674	4,235,583	11,472	—
123,082	1,497,314	2,180,287	2,241,909	1,140,666	177,449	—
$12,577,366	$72,832,734	$46,609,443	$30,067,008	$13,818,905	$1,662,895	$586,098

$12,827,749	$75,836,734	$50,229,917	$30,499,939	$13,675,877	$1,737,786	$630,614
1,032,624	5,762,083	4,070,694	2,222,247	1,057,300	141,523	24,699

52,170	223,588	120,133	39,944	23,663	157	8,637
10,841	103,960	55,290	39,046	19,223	13,166	—
359,769	1,687,413	921,126	408,133	157,103	64,204	22,478
247,144	1,461,756	798,642	504,504	143,735	47,792	—
—	4,973	1,669	—	75	—	—
11,616	50,723	26,801	8,636	4,417	670	—
2,161	2,663	—	—	—	—	—
1,507	6,950	7,205	221	221	—	—
23,628	33,391	85,097	73,186	73,370	584	—
12,988	184,493	312,776	325,533	211,623	985	—
7,134	78,935	114,295	112,736	56,991	15,238	—

$17.25	$18.97	$19.08	$19.89	$20.01	$11.65	$18.84
17.25	18.97	19.08	19.89	20.01	11.65	—
17.25	18.97	19.08	19.89	20.01	11.65	18.84
17.25	18.97	19.08	19.89	20.01	11.65	—
19.61	21.69	22.65	23.89	24.34	11.42	—
17.25	18.97	19.08	19.89	20.01	11.65	—
17.25	18.97	19.08	19.89	20.01	11.65	—
17.25	18.97	19.08	19.89	20.01	11.65	—
17.25	18.97	19.08	19.89	20.01	11.65	—
17.25	18.97	19.08	19.89	20.01	11.65	—
17.25	18.97	19.08	19.89	20.01	11.65	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2015

	Putnam VT International Equity Class IB Division	Putnam VT Voyager Class IB Division	Real Estate Securities Class 1 Division

Assets
Investments in shares of mutual funds, at market	$1,170,358	$24,140,427	$75,834,379

Liabilities	—	—	—
Net assets	$1,170,358	$24,140,427	$75,834,379

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$451,688	$250,465	$5,728,011
Benefit Variable Universal Life II	—	71,184	1,235,391
Executive Variable Universal Life	718,670	1,990,973	26,366,929
Executive Variable Universal Life II	—	344,439	13,764,699
Flexible Variable Life	—	15,374	65,079
PrinFlex Life®	—	18,960,474	10,294,148
Survivorship Flexible Premium Variable Universal Life	—	1,064,721	1,755,103
Principal Variable Universal Life Accumulator	—	1,239,721	2,772,332
Principal Variable Universal Life Accumulator II	—	32,269	5,640,449
Principal Variable Universal Life Income	—	45,962	5,640,815
Principal Variable Universal Life Income II	—	124,845	2,571,423
Total net assets	$1,170,358	$24,140,427	$75,834,379

Investments in shares of mutual funds, at cost	$1,156,894	$21,642,035	$60,564,843
Shares of mutual funds owned	89,545	552,160	3,415,963
Accumulation units outstanding:
Benefit Variable Universal Life	26,010	11,499	85,779
Benefit Variable Universal Life II	—	3,268	18,500
Executive Variable Universal Life	41,385	91,405	394,855
Executive Variable Universal Life II	—	15,813	206,132
Flexible Variable Life	—	1,030	1,258
PrinFlex Life®	—	870,480	154,159
Survivorship Flexible Premium Variable Universal Life	—	58,792	24,420
Principal Variable Universal Life Accumulator	—	56,914	41,517
Principal Variable Universal Life Accumulator II	—	1,481	84,468
Principal Variable Universal Life Income	—	2,110	84,474
Principal Variable Universal Life Income II	—	5,732	38,508

Accumulation unit value:
Benefit Variable Universal Life	$17.37	$21.78	$66.78
Benefit Variable Universal Life II	—	21.78	66.78
Executive Variable Universal Life	17.37	21.78	66.78
Executive Variable Universal Life II	—	21.78	66.78
Flexible Variable Life	—	14.92	51.74
PrinFlex Life®	—	21.78	66.78
Survivorship Flexible Premium Variable Universal Life	—	18.11	71.87
Principal Variable Universal Life Accumulator	—	21.78	66.78
Principal Variable Universal Life Accumulator II	—	21.78	66.78
Principal Variable Universal Life Income	—	21.78	66.78
Principal Variable Universal Life Income II	—	21.78	66.78

See accompanying notes.

SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Blend Class 1 Division

$69,368,789	$36,165,710	$49,631,476	$18,145,329	$50,622,729	$34,776,379	$84,115,983

—	—	—	—	—	—	—
$69,368,789	$36,165,710	$49,631,476	$18,145,329	$50,622,729	$34,776,379	$84,115,983

$815,390	$361,959	$729,415	$156,307	$1,594,317	$517,018	$3,163,280
494,299	127,990	1,114,027	437,517	802,123	620,660	256,002
9,451,093	2,199,811	3,740,213	3,353,058	6,522,171	9,594,897	15,252,657
11,442,083	23,889,937	8,181,076	4,909,902	5,414,355	15,035,409	4,039,235
377,614	19,650	109,090	55,903	44,238	172,247	213,209
16,295,948	1,976,480	4,735,410	2,258,573	3,985,820	2,560,335	26,893,456
1,201,390	144,394	231,461	596,874	227,141	309,658	2,287,072
2,445,546	225,548	549,867	448,639	531,345	573,504	18,583,102
4,569,838	902,271	2,906,379	1,331,683	3,421,099	942,578	5,792,532
7,073,487	1,134,513	10,526,325	2,999,112	10,494,449	1,671,995	6,019,510
15,202,101	5,183,157	16,808,213	1,597,761	17,585,671	2,778,078	1,615,928
$69,368,789	$36,165,710	$49,631,476	$18,145,329	$50,622,729	$34,776,379	$84,115,983

$78,271,460	$39,416,080	$50,414,988	$19,633,205	$51,667,920	$35,464,616	$82,402,090
4,722,178	3,139,385	2,882,200	1,478,837	2,707,098	13,691,488	6,207,822

53,156	23,844	48,685	10,283	106,972	40,924	123,891
32,224	8,431	74,356	28,784	53,819	49,129	10,027
616,126	144,912	249,642	220,598	437,610	759,451	597,486
745,921	1,573,737	546,049	323,023	363,282	1,190,075	158,199
17,918	1,052	4,694	3,214	1,765	14,381	10,180
1,062,352	130,200	316,066	148,592	267,432	202,669	1,053,485
78,317	9,512	15,449	39,268	15,240	24,510	86,097
159,430	14,858	36,701	29,516	35,651	45,394	727,949
297,914	59,437	193,987	87,611	229,542	74,611	226,908
461,133	74,736	702,584	197,310	704,134	132,341	235,800
991,034	341,438	1,121,873	105,117	1,179,928	219,889	63,283

$15.34	$15.18	$14.98	$15.20	$14.90	$12.63	$25.53
15.34	15.18	14.98	15.20	14.90	12.63	25.53
15.34	15.18	14.98	15.20	14.90	12.63	25.53
15.34	15.18	14.98	15.20	14.90	12.63	25.53
21.08	18.67	23.24	17.39	25.07	11.98	20.94
15.34	15.18	14.98	15.20	14.90	12.63	25.53
15.34	15.18	14.98	15.20	14.90	12.63	26.56
15.34	15.18	14.98	15.20	14.90	12.63	25.53
15.34	15.18	14.98	15.20	14.90	12.63	25.53
15.34	15.18	14.98	15.20	14.90	12.63	25.53
15.34	15.18	14.98	15.20	14.90	12.63	25.53

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2015

	T. Rowe Price Equity Income Portfolio II Division	Templeton Developing Markets VIP Class 2 Division	Templeton Foreign VIP Class 2 Division

Assets
Investments in shares of mutual funds, at market	$2,000,026	$5,190,250	$12,960,475

Liabilities	—	—	—
Net assets	$2,000,026	$5,190,250	$12,960,475

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$163,044	$153,628	$118,617
Benefit Variable Universal Life II	—	169,673	220,893
Executive Variable Universal Life	1,836,982	2,458,797	3,022,757
Executive Variable Universal Life II	—	2,408,152	9,598,208
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—
Total net assets	$2,000,026	$5,190,250	$12,960,475

Investments in shares of mutual funds, at cost	$2,062,080	$7,527,390	$14,606,759
Shares of mutual funds owned	74,823	821,242	981,854
Accumulation units outstanding:
Benefit Variable Universal Life	9,731	13,041	11,453
Benefit Variable Universal Life II	—	14,403	21,328
Executive Variable Universal Life	109,633	208,713	291,877
Executive Variable Universal Life II	—	204,411	926,751
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—

Accumulation unit value:
Benefit Variable Universal Life	$16.76	$11.78	$10.36
Benefit Variable Universal Life II	—	11.78	10.36
Executive Variable Universal Life	16.76	11.78	10.36
Executive Variable Universal Life II	—	11.78	10.36
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—
Principal Variable Universal Life Income	—	—	—
Principal Variable Universal Life Income II	—	—	—

See accompanying notes.

Templeton Global Bond VIP Class 2 Division	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	Van Eck Global Hard Assets Initial Class Division	Van Eck Global Hard Assets Class S Division	Vanguard VIF Balanced Division

$18,359,878	$372,045	$3,532,678	$1,441,639	$5,957,303	$497,175	$49,926,772

—	—	—	—	—	—	—
$18,359,878	$372,045	$3,532,678	$1,441,639	$5,957,303	$497,175	$49,926,772

$319,149	$—	$—	$—	$187,765	$—	$12,952,759
684,785	12,180	275,366	31,106	202,359	—	—
5,523,487	3,923	222,611	78,324	2,351,492	—	36,974,013
9,150,435	96,064	93,711	852,691	3,215,687	—	—
3,268	265	1,437	—	—	145	—
806,872	60,483	121,183	52,363	—	144,552	—
11,962	—	—	—	—	32,060	—
77,604	35,639	8,351	—	—	52,121	—
603,710	35,045	47,250	89,750	—	93,337	—
523,486	524	30,597	65,419	—	85,070	—
655,120	127,922	2,732,172	271,986	—	89,890	—
$18,359,878	$372,045	$3,532,678	$1,441,639	$5,957,303	$497,175	$49,926,772

$20,943,539	$396,923	$3,478,089	$1,544,960	$9,681,160	$813,533	$48,858,427
1,162,017	34,835	337,409	133,609	352,921	30,408	2,236,863

20,843	—	—	—	31,777	—	490,463
44,721	1,067	23,767	2,653	34,246	—	—
360,717	344	19,214	6,680	397,955	—	1,400,018
597,579	8,419	8,088	72,721	544,207	—	—
221	24	127	—	—	30	—
52,694	5,301	10,459	4,466	—	28,752	—
781	—	—	—	—	6,377	—
5,068	3,123	721	—	—	10,367	—
39,426	3,071	4,078	7,654	—	18,565	—
34,187	46	2,641	5,579	—	16,921	—
42,783	11,211	235,818	23,196	—	17,879	—

$15.31	$11.41	$11.59	$11.73	$5.91	$—	$26.41
15.31	11.41	11.59	11.73	5.91	—	—
15.31	11.41	11.59	11.73	5.91	—	26.41
15.31	11.41	11.59	11.73	5.91	—	—
14.79	11.10	11.28	11.41	—	4.86	—
15.31	11.41	11.59	11.73	—	5.03	—
15.31	11.41	11.59	11.73	—	5.03	—
15.31	11.41	11.59	11.73	—	5.03	—
15.31	11.41	11.59	11.73	—	5.03	—
15.31	11.41	11.59	11.73	—	5.03	—
15.31	11.41	11.59	11.73	—	5.03	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2015

	Vanguard VIF Equity Index Division	Vanguard VIF Mid-Cap Index Division	Wanger International Division

Assets
Investments in shares of mutual funds, at market	$102,385,279	$47,630,048	$130,569

Liabilities	—	—	—
Net assets	$102,385,279	$47,630,048	$130,569

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$9,358,923	$3,847,483	$—
Benefit Variable Universal Life II	—	1,358,569	633
Executive Variable Universal Life	93,026,356	25,681,978	—
Executive Variable Universal Life II	—	16,742,018	5,089
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	11,456
Survivorship Flexible Premium Variable Universal Life	—	—	83,412
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	12,385
Principal Variable Universal Life Income	—	—	1,697
Principal Variable Universal Life Income II	—	—	15,897
Total net assets	$102,385,279	$47,630,048	$130,569

Investments in shares of mutual funds, at cost	$90,295,023	$46,506,253	$136,807
Shares of mutual funds owned	3,079,257	2,294,318	4,961
Accumulation units outstanding:
Benefit Variable Universal Life	389,153	124,667	—
Benefit Variable Universal Life II	—	44,023	70
Executive Variable Universal Life	3,868,069	832,184	—
Executive Variable Universal Life II	—	542,503	560
Flexible Variable Life	—	—	—
PrinFlex Life®	—	—	1,260
Survivorship Flexible Premium Variable Universal Life	—	—	9,176
Principal Variable Universal Life Accumulator	—	—	—
Principal Variable Universal Life Accumulator II	—	—	1,362
Principal Variable Universal Life Income	—	—	187
Principal Variable Universal Life Income II	—	—	1,749

Accumulation unit value:
Benefit Variable Universal Life	$24.05	$30.86	$9.09
Benefit Variable Universal Life II	—	30.86	9.09
Executive Variable Universal Life	24.05	30.86	9.09
Executive Variable Universal Life II	—	30.86	9.09
Flexible Variable Life	—	—	9.05
PrinFlex Life®	—	—	9.09
Survivorship Flexible Premium Variable Universal Life	—	—	9.09
Principal Variable Universal Life Accumulator	—	—	9.09
Principal Variable Universal Life Accumulator II	—	—	9.09
Principal Variable Universal Life Income	—	—	9.09
Principal Variable Universal Life Income II	—	—	9.09

See accompanying notes.

Wells Fargo Advantage VT Index Asset Allocation Class 2 Division	Wells Fargo Advantage VT Intrinsic Value Class 2 Division	Wells Fargo Advantage VT Omega Growth Class 2 Division

$2,015,454	$1,272,076	$6,839,864

—	—	—
$2,015,454	$1,272,076	$6,839,864

$7,836	$13,164	$20,162
—	—	—
362,585	42,466	5,301,455
—	—	—
9,517	—	6,827
294,589	111,029	535,046
96,871	219,035	103,332
200,062	44,470	139,732
283,042	139,399	337,303
760,952	702,513	396,007
—	—	—
$2,015,454	$1,272,076	$6,839,864

$1,798,905	$1,252,173	$8,194,959
109,120	72,856	303,455

325	671	979
—	—	—
15,054	2,164	257,392
—	—	—
438	—	345
12,231	5,660	25,981
4,022	11,164	5,017
8,309	2,265	6,785
11,752	7,105	16,379
31,595	35,804	19,229
—	—	—

$24.08	$19.62	$20.60
—	—	—
24.08	19.62	20.60
—	—	—
21.74	18.84	19.77
24.08	19.62	20.60
24.08	19.62	20.60
24.08	19.62	20.60
24.08	19.62	20.60
24.08	19.62	20.60
—	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2015

	AllianceBernstein Global Thematic Growth Portfolio Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division

Investment income (loss)
Income
Dividends	$—	$2,136	$19,415

Expenses
Mortality and expense risks	—	—	—
Net investment income (loss)	—	2,136	19,415

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	25,101	11,322	(2,528)
Capital gains distributions	—	—	—
Total realized gains (losses) on investments	25,101	11,322	(2,528)

Change in net unrealized appreciation or depreciation of investments	(12,219)	(30,563)	(16,390)

Net gains (losses) on investments	12,882	(17,105)	497

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$12,882	$(17,105)	$497

See accompanying notes.

AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class I Division	American Century VP Income & Growth Class II Division	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division

$—	$29,744	$—	$63,103	$92,933	$27,812	$2,015

—	—	—	149	—	136	—
—	29,744	—	62,954	92,933	27,676	2,015

(15,933)	(5,149)	14,069	180,163	161,436	(48,591)	12,606
320,982	604,577	23,645	259,361	405,981	—	—
305,049	599,428	37,714	439,524	567,417	(48,591)	12,606

(345,857)	(860,985)	(36,073)	(680,975)	(972,593)	(14,325)	(4,026)

(40,808)	(231,813)	1,641	(178,497)	(312,243)	(35,240)	10,595

—	—	—	—	—	—	—

$(40,808)	$(231,813)	$1,641	$(178,497)	$(312,243)	$(35,240)	$10,595

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2015

	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division

Investment income (loss)
Income
Dividends	$247,762	$9,119	$10,882

Expenses
Mortality and expense risks	93	192	—
Net investment income (loss)	247,669	8,927	10,882

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	802,484	144,155	169,295
Capital gains distributions	722,449	196,373	359,323
Total realized gains (losses) on investments	1,524,933	340,528	528,618

Change in net unrealized appreciation or depreciation of investments	(2,050,001)	(225,213)	(331,709)

Net gains (losses) on investments	(277,399)	124,242	207,791

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(277,399)	$124,242	$207,791

(1) Commenced operations May 18, 2015. See accompanying notes.

American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income & Growth Class 2 Division (1)	American Funds Insurance Series Global Bond Class 2 Division (1)	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division	Balanced Class 1 Division

$577,224	$5,901	$—	$5,447	$25,203	$9,177	$268,129

137	—	—	—	—	—	16,332
577,087	5,901	—	5,447	25,203	9,177	251,797

1,363,493	(52)	—	(50,654)	(24,552)	(34,899)	628,562
—	—	—	96,877	44,618	68,796	1,029,310
1,363,493	(52)	—	46,223	20,066	33,897	1,657,872

(3,112,278)	(3,424)	—	(19,087)	(177,302)	(124,842)	(1,848,453)

(1,171,698)	2,425	—	32,583	(132,033)	(81,768)	61,216

—	—	—	—	—	—	—

$(1,171,698)	$2,425	$—	$32,583	$(132,033)	$(81,768)	$61,216

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2015

	Bond & Mortgage Securities Class 1 Division	Bond Market Index Class 1 Division	Calvert EAFE International Index Class F Division

Investment income (loss)
Income
Dividends	$1,985,533	$29,502	$633

Expenses
Mortality and expense risks	7,037	—	—
Net investment income (loss)	1,978,496	29,502	633

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	151,069	16,764	(3,387)
Capital gains distributions	—	—	—
Total realized gains (losses) on investments	151,069	16,764	(3,387)

Change in net unrealized appreciation or depreciation of investments	(2,454,661)	(52,013)	(15,737)

Net gains (losses) on investments	(325,096)	(5,747)	(18,491)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(325,096)	$(5,747)	$(18,491)

(1) Commenced operations May 18, 2015. See accompanying notes.

Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P 500 Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Core Portfolio Class I Division (1)	ClearBridge Small Cap Growth Class I Division	Delaware High Yield Service Class Division

$1,620	$—	$1,008	$—	$—	$—	$71,365

—	—	42	—	—	—	—
1,620	—	966	—	—	—	71,365

5,261	515,223	1,368	38,969	4	(15,363)	(77,622)
—	444,798	9,099	22,033	1,373	117,685	15,592
5,261	960,021	10,467	61,002	1,377	102,322	(62,030)

(6,036)	(1,804,892)	(4,187)	(106,658)	(1,304)	(248,381)	(85,623)

845	(844,871)	7,246	(45,656)	73	(146,059)	(76,288)

—	—	—	—	—	—	—

$845	$(844,871)	$7,246	$(45,656)	$73	$(146,059)	$(76,288)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2015

	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Growth Service Class Division	Deutsche Alternative Asset Allocation Class B Division (1)

Investment income (loss)
Income
Dividends	$68,217	$2,542	$4,338

Expenses
Mortality and expense risks	148	26	—
Net investment income (loss)	68,069	2,516	4,338

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	361,297	52,293	(3,583)
Capital gains distributions	1,530,804	130,874	349
Total realized gains (losses) on investments	1,892,101	183,167	(3,234)

Change in net unrealized appreciation or depreciation of investments	(2,964,667)	(71,493)	(15,589)

Net gains (losses) on investments	(1,004,497)	114,190	(14,485)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(1,004,497)	$114,190	$(14,485)

(1)    Represented the operations of DWS Alternative Asset Allocation Class B Division until May 18, 2015.
(2)    Represented the operations of DWS Small Mid Cap Value Class B Division until May 18, 2015.

See accompanying notes.

Deutsche Small Mid Cap Value Class B Division (2)	Diversified International Class 1 Division	Dreyfus IP Core Value Service Shares Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division	Dreyfus Socially Responsible Growth Service Shares Division	Dreyfus VIF Appreciation Service Shares Division

$—	$3,552,640	$2,297	$758	$—	$3,254	$56,425

58	1,377	—	—	—	—	—
(58)	3,551,263	2,297	758	—	3,254	56,425

385,716	1,488,455	5,195	(2,503)	(2,632)	18,525	153,708
306,025	—	47,079	27,049	46,717	52,482	175,469
691,741	1,488,455	52,274	24,546	44,085	71,007	329,177

(683,912)	(5,377,416)	(72,693)	(40,190)	(20,646)	(94,436)	(480,696)

7,771	(337,698)	(18,122)	(14,886)	23,439	(20,175)	(95,094)

—	—	—	—	—	—	—

$7,771	$(337,698)	$(18,122)	$(14,886)	$23,439	$(20,175)	$(95,094)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2015

	Dreyfus VIF Opportunistic Small Cap Service Shares Division	Dreyfus VIF Quality Bond Service Shares Division	Equity Income Class 1 Division

Investment income (loss)
Income
Dividends	$—	$31,796	$1,283,949

Expenses
Mortality and expense risks	—	—	1,075
Net investment income (loss)	—	31,796	1,282,874

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	132,570	8,011	2,416,863
Capital gains distributions	73,982	—	—
Total realized gains (losses) on investments	206,552	8,011	2,416,863

Change in net unrealized appreciation or depreciation of investments	(324,067)	(69,859)	(5,631,764)

Net gains (losses) on investments	(117,515)	(30,052)	(1,932,027)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(117,515)	$(30,052)	$(1,932,027)

See accompanying notes.

Fidelity VIP Asset Manager Service Class 2 Division	Fidelity VIP Contrafund Initial Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Initial Class Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP High Income Initial Class Division

$19,456	$648,390	$726,048	$657,037	$689,305	$5,077	$373,282

—	2,237	—	604	—	167	221
19,456	646,153	726,048	656,433	689,305	4,910	373,061

11,156	1,672,455	7,033,653	(43,851)	283,762	930,116	(16,189)
93,386	5,675,665	8,583,202	1,954,077	2,294,742	478,606	—
104,542	7,348,120	15,616,855	1,910,226	2,578,504	1,408,722	(16,189)

(128,644)	(7,530,329)	(15,758,379)	(3,400,961)	(4,267,659)	(383,725)	(548,022)

(4,646)	463,944	584,524	(834,302)	(999,850)	1,029,907	(191,150)

—	—	—	—	—	—	—

$(4,646)	$463,944	$584,524	$(834,302)	$(999,850)	$1,029,907	$(191,150)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2015

	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Franklin Income VIP Class 2 Division

Investment income (loss)
Income
Dividends	$1,563,673	$104,090	$780,793

Expenses
Mortality and expense risks	—	—	—
Net investment income (loss)	1,563,673	104,090	780,793

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(721,341)	546,422	138,185
Capital gains distributions	—	4,900,001	—
Total realized gains (losses) on investments	(721,341)	5,446,423	138,185

Change in net unrealized appreciation or depreciation of investments	(1,659,936)	(6,162,253)	(2,119,044)

Net gains (losses) on investments	(817,604)	(611,740)	(1,200,066)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(817,604)	$(611,740)	$(1,200,066)

See accompanying notes

Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division	Franklin U.S. Government Securities VIP Class 2 Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division

$809,397	$378,169	$211,361	$107,064	$997,819	$24,962	$3,476

—	—	—	49	—	—	—
809,397	378,169	211,361	107,015	997,819	24,962	3,476

334,156	932,282	857,739	750,480	(962,456)	(7,159)	(5,254)
1,629,045	834,394	1,564,237	2,462,323	264,989	—	146,995
1,963,201	1,766,676	2,421,976	3,212,803	(697,467)	(7,159)	141,741

(3,835,504)	(2,775,540)	(3,193,277)	(4,582,925)	(886,447)	(14,435)	(166,379)

(1,062,906)	(630,695)	(559,940)	(1,263,107)	(586,095)	3,368	(21,162)

—	—	—	—	—	—	—

$(1,062,906)	$(630,695)	$(559,940)	$(1,263,107)	$(586,095)	$3,368	$(21,162)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2015

	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division

Investment income (loss)
Income
Dividends	$1,319,051	$648,180	$—

Expenses
Mortality and expense risks	1,202	1,098	97
Net investment income (loss)	1,317,849	647,082	(97)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(180,873)	(528,619)	169,840
Capital gains distributions	53,383	—	13,211
Total realized gains (losses) on investments	(127,490)	(528,619)	183,051

Change in net unrealized appreciation or depreciation of investments	(893,121)	(5,622,769)	(67,351)

Net gains (losses) on investments	297,238	(5,504,306)	115,603

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$297,238	$(5,504,306)	$115,603

(1) Commenced operations May 18, 2015. See accompanying notes.

Invesco American Franchise Series II Division	Invesco American Value Series I Division (1)	Invesco Core Equity Series I Division	Invesco Core Equity Series II Division	Invesco Global Health Care Series I Division	Invesco Global Real Estate Series I Division	Invesco International Growth Series I Division

$—	$1	$96,428	$90,823	$—	$20,615	$278,261

—	—	268	—	337	—	—
—	1	96,160	90,823	(337)	20,615	278,261

33,194	—	663,308	887,476	2,098,391	(135)	615,227
8,146	33	881,838	1,037,441	2,128,534	—	—
41,340	33	1,545,146	1,924,917	4,226,925	(135)	615,227

27,228	(51)	(2,165,944)	(2,604,114)	(3,773,479)	(28,138)	(1,361,085)

68,568	(17)	(524,638)	(588,374)	453,109	(7,658)	(467,597)

—	—	—	—	—	—	—

$68,568	$(17)	$(524,638)	$(588,374)	$453,109	$(7,658)	$(467,597)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2015

	Invesco Mid Cap Core Equity Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division

Investment income (loss)
Income
Dividends	$363	$—	$—

Expenses
Mortality and expense risks	28	134	22
Net investment income (loss)	335	(134)	(22)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(2,923)	70,425	1,304,072
Capital gains distributions	33,114	157,374	2,153,089
Total realized gains (losses) on investments	30,191	227,799	3,457,161

Change in net unrealized appreciation or depreciation of investments	(46,635)	(254,378)	(4,110,573)

Net gains (losses) on investments	(16,109)	(26,713)	(653,434)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(16,109)	$(26,713)	$(653,434)

See accompanying notes.

Invesco Technology Series I Division	Janus Aspen Balanced Service Shares Division	Janus Aspen Enterprise Service Shares Division	Janus Aspen Flexible Bond Service Shares Division	Janus Aspen Forty Service Shares Division	Janus Aspen Global Research Service Shares Division	Janus Aspen Overseas Service Shares Division

$—	$293,775	$203,892	$859,279	$76,927	$8,917	$16,153

376	—	143	—	—	—	—
(376)	293,775	203,749	859,279	76,927	8,917	16,153

148,067	432,550	1,251,301	(340,662)	(50,785)	98,528	(64,796)
390,084	525,267	2,839,534	188,288	1,204,276	—	102,081
538,151	957,817	4,090,835	(152,374)	1,153,491	98,528	37,285

(305,665)	(1,242,112)	(3,472,782)	(760,135)	(594,053)	(167,662)	(265,659)

232,110	9,480	821,802	(53,230)	636,365	(60,217)	(212,221)

—	—	—	—	—	—	—

$232,110	$9,480	$821,802	$(53,230)	$636,365	$(60,217)	$(212,221)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2015

	JP Morgan Core Bond Class I Division	JP Morgan Small Cap Core Class I Division	LargeCap Growth Class 1 Division

Investment income (loss)
Income
Dividends	$137,911	$7,262	$83,344

Expenses
Mortality and expense risks	—	—	610
Net investment income (loss)	137,911	7,262	82,734

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(88,814)	427,224	2,027,643
Capital gains distributions	—	512,637	—
Total realized gains (losses) on investments	(88,814)	939,861	2,027,643

Change in net unrealized appreciation or depreciation of investments	(8,419)	(1,184,846)	815,385

Net gains (losses) on investments	40,678	(237,723)	2,925,762

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$40,678	$(237,723)	$2,925,762

(1) Commenced operations May 18, 2015. See accompanying notes.

LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap Value Class 1 Division	MFS International Value Service Class Division	MFS VIT Global Equity Service Class Division	MFS VIT Growth Service Class Division	MFS VIT Inflation-Adjusted Bond Service Class Division (1)

$315,551	$1,257,513	$1,163,776	$74,796	$34,732	$—	$—

590	624	33,177	—	—	—	—
314,961	1,256,889	1,130,599	74,796	34,732	—	—

4,553,307	3,839,542	868,916	46,298	108,896	1,395,979	—
20,819,071	1,032,001	8,428,534	42,799	142,396	889,012	—
25,372,378	4,871,543	9,297,450	89,097	251,292	2,284,991	—

(15,744,012)	(5,360,428)	(11,307,123)	13,458	(381,547)	(1,210,523)	(49)

9,943,327	768,004	(879,074)	177,351	(95,523)	1,074,468	(49)

—	—	—	—	—	—	—

$9,943,327	$768,004	$(879,074)	$177,351	$(95,523)	$1,074,468	$(49)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2015

	MFS VIT MidCap Growth Service Class Division	MFS VIT Mid Cap Value Portfolio Service Class Division (1)	MFS VIT New Discovery Service Class Division

Investment income (loss)
Income
Dividends	$—	$6	$—

Expenses
Mortality and expense risks	—	—	188
Net investment income (loss)	—	6	(188)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,244	(107)	(1,174,687)
Capital gains distributions	60,302	137	345,866
Total realized gains (losses) on investments	65,546	30	(828,821)

Change in net unrealized appreciation or depreciation of investments	(44,907)	(652)	645,291

Net gains (losses) on investments	20,639	(616)	(183,718)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$20,639	$(616)	$(183,718)

(1) Commenced operations May 18, 2015. (2) Commenced operations March 27, 2015. See accompanying notes.

MFS VIT Research International Portfolio Service Class Division (2)	MFS VIT Total Return Service Class Division	MFS VIT Utilities Service Class Division	MFS VIT Value Service Class Division	MidCap Class 1 Division	Money Market Class 1 Division	Neuberger Berman AMT Guardian Class I Division

$60,075	$21,620	$113,491	$554,236	$987,559	$71	$26,283

—	—	—	—	124,094	3,197	—
60,075	21,620	113,491	554,236	863,465	(3,126)	26,283

7,001	35,098	18,711	2,462,343	9,024,034	—	6,982
28,041	34,204	199,188	1,562,430	20,213,442	—	917,408
35,042	69,302	217,899	4,024,773	29,237,476	—	924,390

(373,460)	(97,456)	(768,258)	(4,919,031)	(26,877,844)	—	(1,121,648)

(278,343)	(6,534)	(436,868)	(340,022)	3,223,097	(3,126)	(170,975)

—	—	—	—	—	—	—

$(278,343)	$(6,534)	$(436,868)	$(340,022)	$3,223,097	$(3,126)	$(170,975)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2015

	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division (1)	Oppenheimer Main Street Small Cap Service Shares Division

Investment income (loss)
Income
Dividends	$39,746	$—	$16,906

Expenses
Mortality and expense risks	—	—	—
Net investment income (loss)	39,746	—	16,906

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	374,480	(508)	(54,383)
Capital gains distributions	401,663	—	391,590
Total realized gains (losses) on investments	776,143	(508)	337,207

Change in net unrealized appreciation or depreciation of investments	(1,441,681)	(42,967)	(531,324)

Net gains (losses) on investments	(625,792)	(43,475)	(177,211)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(625,792)	$(43,475)	$(177,211)

(1) Commenced operations November 06, 2015. See accompanying notes.

PIMCO All Asset Administrative Class Division	PIMCO Commodity Real Strategy Administrative Class Division	PIMCO Emerging Market Bond Administrative Class Division	PIMCO High Yield Administrative Class Division	PIMCO Long-Term U.S. Government Administrative Class Division	PIMCO Real Return Administrative Class Division	PIMCO Short-Term Administrative Class Division

$73,693	$8,395	$21,527	$281,632	$722	$407,172	$160,326

—	—	—	—	—	—	—
73,693	8,395	21,527	281,632	722	407,172	160,326

(44,954)	(58,598)	(4,231)	(53,342)	(710)	(270,411)	25,181
—	—	2,691	84,463	—	—	10,659
(44,954)	(58,598)	(1,540)	31,121	(710)	(270,411)	35,840

(233,356)	(9,945)	(30,112)	(387,181)	(665)	(407,539)	(4,421)

(204,617)	(60,148)	(10,125)	(74,428)	(653)	(270,778)	191,745

—	—	—	—	—	—	—

$(204,617)	$(60,148)	$(10,125)	$(74,428)	$(653)	$(270,778)	$191,745

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2015

	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division (1)	Principal LifeTime Strategic Income Class 1 Division

Investment income (loss)
Income
Dividends	$1,578,572	$43,195	$189,620

Expenses
Mortality and expense risks	—	246	—
Net investment income (loss)	1,578,572	42,949	189,620

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(14,534)	(22,583)	117,525
Capital gains distributions	341,572	304,362	—
Total realized gains (losses) on investments	327,038	281,779	117,525

Change in net unrealized appreciation or depreciation of investments	(1,752,965)	(386,939)	(385,956)

Net gains (losses) on investments	152,645	(62,211)	(78,811)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$152,645	$(62,211)	$(78,811)

(1) Commenced operations April 17, 2015. See accompanying notes.

Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division	Putnam VT Growth & Income Class IB Division

$308,703	$1,972,782	$1,190,694	$753,793	$365,059	$18,224	$8,376

—	667	291	—	15	—	—
308,703	1,972,115	1,190,403	753,793	365,044	18,224	8,376

550,921	2,484,721	196,389	811,214	55,774	34,505	5,412
—	3,484,599	1,738,531	1,090,348	647,989	26,038	—
550,921	5,969,320	1,934,920	1,901,562	703,763	60,543	5,412

(1,025,644)	(8,985,011)	(3,658,043)	(3,007,429)	(1,178,712)	(113,660)	(54,594)

(166,020)	(1,043,576)	(532,720)	(352,074)	(109,905)	(34,893)	(40,806)

—	—	—	—	—	—	—

$(166,020)	$(1,043,576)	$(532,720)	$(352,074)	$(109,905)	$(34,893)	$(40,806)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2015

	Putnam VT International Equity Class IB Division	Putnam VT Voyager Class IB Division	Real Estate Securities Class 1 Division

Investment income (loss)
Income
Dividends	$15,636	$296,867	$1,132,471

Expenses
Mortality and expense risks	—	126	494
Net investment income (loss)	15,636	296,741	1,131,977

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	64,734	882,563	5,844,551
Capital gains distributions	—	4,058,169	2,307,738
Total realized gains (losses) on investments	64,734	4,940,732	8,152,289

Change in net unrealized appreciation or depreciation of investments	(82,333)	(6,793,028)	(6,356,461)

Net gains (losses) on investments	(1,963)	(1,555,555)	2,927,805

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(1,963)	$(1,555,555)	$2,927,805

See accompanying notes.

SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Blend Class 1 Division

$2,033,839	$1,092,123	$1,108,557	$637,238	$1,152,175	$828,833	$55,979

2,683	97	849	428	334	448	1,543
2,031,156	1,092,026	1,107,708	636,810	1,151,841	828,385	54,436

91,161	172,808	1,194,867	(27,182)	802,665	(22,887)	3,162,620
5,215,550	1,592,768	3,141,769	431,521	3,784,051	—	2,756,383
5,306,711	1,765,576	4,336,636	404,339	4,586,716	(22,887)	5,919,003

(7,977,786)	(3,174,868)	(5,952,124)	(1,304,105)	(6,607,677)	(588,294)	(9,531,917)

(639,919)	(317,266)	(507,780)	(262,956)	(869,120)	217,204	(3,558,478)

—	—	—	—	—	—	—

$(639,919)	$(317,266)	$(507,780)	$(262,956)	$(869,120)	$217,204	$(3,558,478)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2015

	T. Rowe Price Equity Income Portfolio II Division	Templeton Developing Markets VIP Class 2 Division	Templeton Foreign VIP Class 2 Division

Investment income (loss)
Income
Dividends	$33,291	$124,222	$443,142

Expenses
Mortality and expense risks	—	—	—
Net investment income (loss)	33,291	124,222	443,142

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	519,047	(389,296)	21,580
Capital gains distributions	45,100	791,065	452,616
Total realized gains (losses) on investments	564,147	401,769	474,196

Change in net unrealized appreciation or depreciation of investments	(770,679)	(1,769,575)	(1,830,879)

Net gains (losses) on investments	(173,241)	(1,243,584)	(913,541)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(173,241)	$(1,243,584)	$(913,541)

See accompanying notes.

Templeton Global Bond VIP Class 2 Division	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	Van Eck Global Hard Assets Initial Class Division	Van Eck Global Hard Assets Class S Division	Vanguard VIF Balanced Division

$1,475,494	$4,287	$51,207	$17,894	$2,078	$199	$1,187,958

79	2	11	—	—	1	—
1,475,415	4,285	51,196	17,894	2,078	198	1,187,958

(506,228)	(1,426)	24,372	165	(666,371)	(44,570)	2,279,635
95,832	8,103	15,590	28,891	—	—	2,350,908
(410,396)	6,677	39,962	29,056	(666,371)	(44,570)	4,630,543

(1,875,149)	(25,901)	(428,978)	(131,242)	(2,323,353)	(193,809)	(5,816,622)

(810,130)	(14,939)	(337,820)	(84,292)	(2,987,646)	(238,181)	1,879

—	—	—	—	—	—	—

$(810,130)	$(14,939)	$(337,820)	$(84,292)	$(2,987,646)	$(238,181)	$1,879

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

December 31, 2015

	Vanguard VIF Equity Index Division	Vanguard VIF Mid-Cap Index Division	Wanger International Division (1)

Investment income (loss)
Income
Dividends	$1,530,346	$563,676	$963

Expenses
Mortality and expense risks	—	—	—
Net investment income (loss)	1,530,346	563,676	963

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,634,560	3,582,487	(32)
Capital gains distributions	2,802,496	2,526,026	—
Total realized gains (losses) on investments	8,437,056	6,108,513	(32)

Change in net unrealized appreciation or depreciation of investments	(8,987,270)	(7,375,647)	(6,238)

Net gains (losses) on investments	980,132	(703,458)	(5,307)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$980,132	$(703,458)	$(5,307)

(1) Commenced operations May 18, 2015. See accompanying notes.

Wells Fargo Advantage VT Index Asset Allocation Class 2 Division	Wells Fargo Advantage VT Intrinsic Value Class 2 Division	Wells Fargo Advantage VT Omega Growth Class 2 Division

$18,795	$11,740	$—

64	—	51
18,731	11,740	(51)

80,511	68,772	125,578
—	194,735	1,188,892
80,511	263,507	1,314,470

(79,796)	(281,632)	(1,220,539)

19,446	(6,385)	93,880

—	—	—

$19,446	$(6,385)	$93,880

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	AllianceBernstein Global Thematic Growth Portfolio Class A Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$—
Total realized gains (losses) on investments	25,101	24,184
Change in net unrealized appreciation or depreciation of investments	(12,219)	(13,256)
Net gains (losses) from investments	12,882	10,928

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	12,882	10,928

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	397,544	411,593
Contract terminations and surrenders	(56,277)	(23,442)
Death benefit payments	—	—
Policy loan transfers	(5,777)	(657)
Transfers to other contracts	(361,917)	(148,972)
Cost of insurance and administration charges	(8,268)	(6,916)
Mortality and expenses charges	(879)	(699)
Surrender charges	3,789	1,934
Increase (decrease) in net assets from policy related transactions	(31,785)	232,841
Total increase (decrease)	(18,903)	243,769

Net assets at beginning of period	389,700	145,931
Net assets at end of period	$370,797	$389,700

See accompanying notes.

AllianceBernstein International Growth Class A Division		AllianceBernstein International Value Class A Division		AllianceBernstein Small Cap Growth Class A Division

2015	2014	2015	2014	2015	2014

$2,136	$—	$19,415	$13,525	$—	$—
11,322	29,461	(2,528)	(2,130)	305,049	208,409
(30,563)	(32,816)	(16,390)	(34,920)	(345,857)	(252,294)
(17,105)	(3,355)	497	(23,525)	(40,808)	(43,885)

—	—	—	—	—	—

(17,105)	(3,355)	497	(23,525)	(40,808)	(43,885)

379,086	283,155	585,042	108,202	649,432	718,517
(2,517)	(955)	(249)	(45,889)	(152,744)	(74,016)
(4,781)	—	(1,345)	—	—	—
—	—	(1,450)	9,787	(6,529)	(7,209)
(54,507)	(298,269)	(67,386)	(54,592)	(206,737)	(649,775)
(10,994)	(10,491)	(20,451)	(20,996)	(50,980)	(51,139)
(1,353)	(1,146)	(2,012)	(1,837)	(5,295)	(4,999)
188	(34)	(106)	(17,624)	9,930	1,782
305,122	(27,740)	492,043	(22,949)	237,077	(66,839)
288,017	(31,095)	492,540	(46,474)	196,269	(110,724)

541,710	572,805	302,023	348,497	1,594,059	1,704,783
$829,727	$541,710	$794,563	$302,023	$1,790,328	$1,594,059

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	AllianceBernstein Small/Mid Cap Value Class A Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$29,744	$18,223
Total realized gains (losses) on investments	599,428	409,535
Change in net unrealized appreciation or depreciation of investments	(860,985)	(186,735)
Net gains (losses) from investments	(231,813)	241,023

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(231,813)	241,023

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	2,197,188	1,920,961
Contract terminations and surrenders	(93,359)	(108,862)
Death benefit payments	(41,437)	—
Policy loan transfers	(21,818)	(6,936)
Transfers to other contracts	(1,011,118)	(490,267)
Cost of insurance and administration charges	(94,221)	(69,498)
Mortality and expenses charges	(10,206)	(7,037)
Surrender charges	5,259	6,101
Increase (decrease) in net assets from policy related transactions	930,288	1,244,462
Total increase (decrease)	698,475	1,485,485

Net assets at beginning of period	3,343,307	1,857,822
Net assets at end of period	$4,041,782	$3,343,307

See accompanying notes.

American Century VP Capital Appreciation Class II Division		American Century VP Income & Growth Class I Division		American Century VP Income & Growth Class II Division

2015	2014	2015	2014	2015	2014

$—	$—	$62,954	$63,609	$92,933	$71,556
37,714	11,626	439,524	183,496	567,417	326,594
(36,073)	27,913	(680,975)	122,326	(972,593)	75,775
1,641	39,539	(178,497)	369,431	(312,243)	473,925

—	—	—	—	—	—

1,641	39,539	(178,497)	369,431	(312,243)	473,925

645,056	546,700	269,449	311,517	2,643,413	1,389,937
(43,497)	(40,425)	(79,639)	(308,051)	(179,351)	(405,350)
—	—	—	(20,982)	(2,202)	(3,300)
5,138	2,808	(42,265)	(22,787)	(42,472)	60,375
(84,894)	(185,274)	(243,458)	(210,495)	(1,329,231)	(704,464)
(11,696)	(6,094)	(126,753)	(133,317)	(159,302)	(146,054)
(1,592)	(849)	(8,962)	(9,006)	(17,216)	(17,102)
(265)	320	(139)	(909)	(6,291)	6,140
508,250	317,186	(231,767)	(394,030)	907,348	180,182
509,891	356,725	(410,264)	(24,599)	595,105	654,107

356,725	—	3,188,408	3,213,007	4,424,677	3,770,570
$866,616	$356,725	$2,778,144	$3,188,408	$5,019,782	$4,424,677

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	American Century VP Inflation Protection Class II Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$27,676	$18,267
Total realized gains (losses) on investments	(48,591)	(19,301)
Change in net unrealized appreciation or depreciation of investments	(14,325)	43,659
Net gains (losses) from investments	(35,240)	42,625

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(35,240)	42,625

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	449,849	512,210
Contract terminations and surrenders	(44,707)	(67,591)
Death benefit payments	—	(2,465)
Policy loan transfers	(5,538)	(58,056)
Transfers to other contracts	(380,922)	(345,925)
Cost of insurance and administration charges	(61,001)	(68,310)
Mortality and expenses charges	(5,434)	(6,110)
Surrender charges	(1,337)	(3,751)
Increase (decrease) in net assets from policy related transactions	(49,090)	(39,998)
Total increase (decrease)	(84,330)	2,627

Net assets at beginning of period	1,429,101	1,426,474
Net assets at end of period	$1,344,771	$1,429,101

See accompanying notes.

American Century VP International Class II Division		American Century VP Mid Cap Value Class II Division		American Century VP Ultra Class I Division

2015	2014	2015	2014	2015	2014

$2,015	$14,009	$247,669	$154,550	$8,927	$6,756
12,606	71,530	1,524,933	2,280,443	340,528	104,634
(4,026)	(86,819)	(2,050,001)	(204,802)	(225,213)	72,908
10,595	(1,280)	(277,399)	2,230,191	124,242	184,298

—	—	—	—	—	—

10,595	(1,280)	(277,399)	2,230,191	124,242	184,298

1,347,823	692,491	7,666,066	10,313,886	210,465	233,895
(2,944)	(3,730)	(650,174)	(889,311)	(120,802)	(74,683)
—	—	(13,665)	(13,429)	(3,903)	(16,191)
748	751	(53,164)	33,287	5,355	(33,736)
(559,193)	(652,878)	(5,426,464)	(8,624,266)	(115,492)	(62,214)
(19,394)	(10,238)	(375,813)	(333,571)	(98,204)	(93,080)
(2,395)	(1,185)	(48,456)	(42,082)	(7,026)	(6,412)
220	99	8,295	31,567	(254)	(199)
764,865	25,310	1,106,625	476,081	(129,861)	(52,620)
775,460	24,030	829,226	2,706,272	(5,619)	131,678

552,600	528,570	16,041,870	13,335,598	2,020,250	1,888,572
$1,328,060	$552,600	$16,871,096	$16,041,870	$2,014,631	$2,020,250

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	American Century VP Ultra Class II Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$10,882	$8,415
Total realized gains (losses) on investments	528,618	360,829
Change in net unrealized appreciation or depreciation of investments	(331,709)	(39,720)
Net gains (losses) from investments	207,791	329,524

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	207,791	329,524

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,175,267	989,023
Contract terminations and surrenders	(63,485)	(183,189)
Death benefit payments	—	(4,453)
Policy loan transfers	156,958	(208,523)
Transfers to other contracts	(683,445)	(742,803)
Cost of insurance and administration charges	(98,414)	(94,995)
Mortality and expenses charges	(10,717)	(11,527)
Surrender charges	(2,592)	(5,098)
Increase (decrease) in net assets from policy related transactions	473,572	(261,565)
Total increase (decrease)	681,363	67,959

Net assets at beginning of period	3,229,950	3,161,991
Net assets at end of period	$3,911,313	$3,229,950

(1) Commenced operations May 18, 2015. See accompanying notes.

American Century VP Value Class II Division		American Funds Insurance Series Blue Chip Income & Growth Class 2 Division (1)	American Funds Insurance Series Global Bond Class 2 Division (1)

2015	2014	2015	2015

$577,087	$360,566	$5,901	$—
1,363,493	1,529,718	(52)	—
(3,112,278)	1,326,324	(3,424)	—
(1,171,698)	3,216,608	2,425	—

—	—	—	—

(1,171,698)	3,216,608	2,425	—

10,180,296	10,485,942	359,334	—
(650,559)	(1,065,750)	—	—
(8,658)	(109,250)	—	—
(158,297)	43,747	—	—
(7,115,952)	(7,349,956)	—	—
(648,686)	(617,639)	(1,737)	—
(68,738)	(65,989)	(162)	—
(11,937)	15,818	—	—
1,517,469	1,336,923	357,435	—
345,771	4,553,531	359,860	—

28,554,434	24,000,903	—	—
$28,900,205	$28,554,434	$359,860	$—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	American Funds Insurance Series Growth Fund Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$5,447	$171
Total realized gains (losses) on investments	46,223	(1)
Change in net unrealized appreciation or depreciation of investments	(19,087)	7
Net gains (losses) from investments	32,583	177

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	32,583	177

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,732,358	29,594
Contract terminations and surrenders	(21,567)	—
Death benefit payments	—	—
Policy loan transfers	6,274	—
Transfers to other contracts	(733,386)	(3)
Cost of insurance and administration charges	(19,246)	(455)
Mortality and expenses charges	(1,920)	(51)
Surrender charges	(966)	—
Increase (decrease) in net assets from policy related transactions	961,547	29,085
Total increase (decrease)	994,130	29,262

Net assets at beginning of period	29,262	—
Net assets at end of period	$1,023,392	$29,262

See accompanying notes.

American Funds Insurance Series International Fund Class 2 Division		American Funds Insurance Series New World Fund Class 2 Division		Balanced Class 1 Division

2015	2014	2015	2014	2015	2014

$25,203	$5,476	$9,177	$6,112	$251,797	$245,268
20,066	(50)	33,897	(6,758)	1,657,872	459,904
(177,302)	(14,168)	(124,842)	(54,112)	(1,848,453)	564,726
(132,033)	(8,742)	(81,768)	(54,758)	61,216	1,269,898

—	—	—	—	—	—

(132,033)	(8,742)	(81,768)	(54,758)	61,216	1,269,898

2,085,091	448,719	1,826,446	793,429	1,642,628	1,901,775
(2,353)	—	(13,902)	—	(929,764)	(1,081,188)
(1,684)	—	—	—	(445,371)	(40,387)
2,099	(44)	5,041	—	102,510	(139,057)
(566,350)	(179)	(361,384)	(57,552)	(928,060)	(534,044)
(30,819)	(2,634)	(26,853)	(2,811)	(774,873)	(813,531)
(2,905)	(207)	(3,007)	(315)	(49,651)	(52,186)
(333)	—	944	—	(6,148)	(20,282)
1,482,746	445,655	1,427,285	732,751	(1,388,729)	(778,900)
1,350,713	436,913	1,345,517	677,993	(1,327,513)	490,998

436,913	—	677,993	—	15,627,655	15,136,657
$1,787,626	$436,913	$2,023,510	$677,993	$14,300,142	$15,627,655

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Bond & Mortgage Securities Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,978,496	$1,767,162
Total realized gains (losses) on investments	151,069	238,201
Change in net unrealized appreciation or depreciation of investments	(2,454,661)	748,743
Net gains (losses) from investments	(325,096)	2,754,106

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(325,096)	2,754,106

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	18,885,151	14,796,345
Contract terminations and surrenders	(2,490,693)	(2,897,390)
Death benefit payments	(284,203)	(58,202)
Policy loan transfers	(676,410)	(144,577)
Transfers to other contracts	(7,857,499)	(8,384,367)
Cost of insurance and administration charges	(1,928,248)	(1,951,959)
Mortality and expenses charges	(180,494)	(187,935)
Surrender charges	(36,666)	(5,105)
Increase (decrease) in net assets from policy related transactions	5,430,938	1,166,810
Total increase (decrease)	5,105,842	3,920,916

Net assets at beginning of period	55,847,459	51,926,543
Net assets at end of period	$60,953,301	$55,847,459

See accompanying notes.

Bond Market Index Class 1 Division		Calvert EAFE International Index Class F Division		Calvert Investment Grade Bond Index Class I Division

2015	2014	2015	2014	2015	2014

$29,502	$11,024	$633	$43,389	$1,620	$19,921
16,764	10,256	(3,387)	108,506	5,261	2,777
(52,013)	27,152	(15,737)	(299,322)	(6,036)	4,483
(5,747)	48,432	(18,491)	(147,427)	845	27,181

—	—	—	—	—	—

(5,747)	48,432	(18,491)	(147,427)	845	27,181

2,129,426	1,285,612	904,880	1,727,203	582,271	1,019,948
(179,595)	(2,629)	(147,568)	(164)	(10,506)	(1,721)
—	—	(13,162)	—	—	—
(3,677)	(1,463)	956	1,441	(1,886)	(2,594)
(511,969)	(723,742)	(622,974)	(754,732)	(256,840)	(188,349)
(42,694)	(19,331)	(40,202)	(28,234)	(39,624)	(26,006)
(4,643)	(2,181)	(4,396)	(2,975)	(3,731)	(2,290)
1,486	(8)	11,011	14	(1,903)	(661)
1,388,334	536,258	88,545	942,553	267,781	798,327
1,382,587	584,690	70,054	795,126	268,626	825,508

1,219,752	635,062	1,975,866	1,180,740	825,508	—
$2,602,339	$1,219,752	$2,045,920	$1,975,866	$1,094,134	$825,508

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Calvert Russell 2000 Small Cap Index Class F Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$49,004
Total realized gains (losses) on investments	960,021	2,373,008
Change in net unrealized appreciation or depreciation of investments	(1,804,892)	(1,825,589)
Net gains (losses) from investments	(844,871)	596,423

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(844,871)	596,423

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	6,468,584	8,521,847
Contract terminations and surrenders	(1,542,868)	(292,243)
Death benefit payments	(18,987)	(6,390)
Policy loan transfers	3,812	(34,482)
Transfers to other contracts	(3,245,991)	(6,351,205)
Cost of insurance and administration charges	(335,649)	(283,881)
Mortality and expenses charges	(42,475)	(35,546)
Surrender charges	30,268	3,380
Increase (decrease) in net assets from policy related transactions	1,316,694	1,521,480
Total increase (decrease)	471,823	2,117,903

Net assets at beginning of period	14,943,187	12,825,284
Net assets at end of period	$15,415,010	$14,943,187

(1) Commenced operations May 18, 2015. See accompanying notes.

Calvert S&P 500 Index Class F Division		Calvert S&P MidCap 400 Index Class F Division		ClearBridge Mid Cap Core Portfolio Class I Division (1)

2015	2014	2015	2014	2015

$966	$6,990	$—	$7,399	$—
10,467	38,335	61,002	153,137	1,377
(4,187)	(12,889)	(106,658)	(66,298)	(1,304)
7,246	32,436	(45,656)	94,238	73

—	—	—	—	—

7,246	32,436	(45,656)	94,238	73

249,766	461,482	293,742	414,986	30,437
(40,208)	—	(4,432)	(34,279)	—
—	—	—	—	—
(4,163)	(2,923)	(9,335)	6,156	—
(62,956)	(32,391)	(114,224)	(110,628)	—
(17,469)	(9,085)	(55,864)	(47,198)	(307)
(1,608)	(794)	(5,489)	(4,633)	(56)
(6,015)	—	(1,236)	(4,522)	—
117,347	416,289	103,162	219,882	30,074
124,593	448,725	57,506	314,120	30,147

448,725	—	1,260,550	946,430	—
$573,318	$448,725	$1,318,056	$1,260,550	$30,147

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	ClearBridge Small Cap Growth Class I Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$—
Total realized gains (losses) on investments	102,322	193,104
Change in net unrealized appreciation or depreciation of investments	(248,381)	(66,586)
Net gains (losses) from investments	(146,059)	126,518

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(146,059)	126,518

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	7,876,260	6,035,897
Contract terminations and surrenders	(671,121)	—
Death benefit payments	(49,560)	—
Policy loan transfers	(31,095)	(4,292)
Transfers to other contracts	(3,264,600)	(4,514,595)
Cost of insurance and administration charges	(91,044)	(22,485)
Mortality and expenses charges	(11,241)	(2,286)
Surrender charges	9,697	—
Increase (decrease) in net assets from policy related transactions	3,767,296	1,492,239
Total increase (decrease)	3,621,237	1,618,757

Net assets at beginning of period	2,432,099	813,342
Net assets at end of period	$6,053,336	$2,432,099

See accompanying notes.

Delaware High Yield Service Class Division		Delaware Small Cap Value Service Class Division		Delaware Smid Cap Growth Service Class Division

2015	2014	2015	2014	2015	2014

$71,365	$—	$68,069	$44,990	$2,516	$(25)
(62,030)	(91)	1,892,101	1,691,418	183,167	222,096
(85,623)	(25,134)	(2,964,667)	(997,158)	(71,493)	(183,268)
(76,288)	(25,225)	(1,004,497)	739,250	114,190	38,803

—	—	—	—	—	—

(76,288)	(25,225)	(1,004,497)	739,250	114,190	38,803

626,095	986,465	5,141,271	5,607,210	858,874	460,573
—	—	(489,570)	(686,339)	(94,674)	(304,964)
(1,630)	—	(1,963)	(13,129)	—	(1,279)
553	823	(84,058)	(16,416)	(4,340)	2,104
(604,927)	(1,550)	(3,133,762)	(3,864,560)	(249,178)	(300,092)
(22,693)	(3,963)	(253,988)	(247,341)	(74,672)	(68,439)
(2,662)	(458)	(29,361)	(27,898)	(6,391)	(5,896)
—	—	14,977	30,406	(2,071)	(2,363)
(5,264)	981,317	1,163,546	781,933	427,548	(220,356)
(81,552)	956,092	159,049	1,521,183	541,738	(181,553)

956,092	—	14,169,379	12,648,196	1,548,289	1,729,842
$874,540	$956,092	$14,328,428	$14,169,379	$2,090,027	$1,548,289

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Deutsche Alternative Asset Allocation Class B Division (1)

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$4,338	$584
Total realized gains (losses) on investments	(3,234)	563
Change in net unrealized appreciation or depreciation of investments	(15,589)	(1,318)
Net gains (losses) from investments	(14,485)	(171)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(14,485)	(171)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	410,998	136,575
Contract terminations and surrenders	—	—
Death benefit payments	—	—
Policy loan transfers	—	—
Transfers to other contracts	(107,144)	(69,569)
Cost of insurance and administration charges	(5,582)	(1,525)
Mortality and expenses charges	(602)	(136)
Surrender charges	—	—
Increase (decrease) in net assets from policy related transactions	297,670	65,345
Total increase (decrease)	283,185	65,174

Net assets at beginning of period	88,991	23,817
Net assets at end of period	$372,176	$88,991

(1)    Represented the operations of DWS Alternative Asset Allocation Class B Division until May 18, 2015.
(2)    Represented the operations of DWS Small Mid Cap Value Class B Division until May 18, 2015.

See accompanying notes.

Deutsche Small Mid Cap Value Class B Division (2)		Diversified International Class 1 Division		Dreyfus IP Core Value Service Shares Division

2015	2014	2015	2014	2015	2014

$(58)	$14,045	$3,551,263	$3,190,199	$2,297	$1,881
691,741	241,638	1,488,455	2,446,190	52,274	53,431
(683,912)	(91,765)	(5,377,416)	(10,184,538)	(72,693)	(26,626)
7,771	163,918	(337,698)	(4,548,149)	(18,122)	28,686

—	—	—	—	—	—

7,771	163,918	(337,698)	(4,548,149)	(18,122)	28,686

767,290	951,845	22,709,964	30,016,640	274,216	113,472
(53,852)	(29,738)	(5,770,429)	(6,383,884)	—	—
(5,175)	—	(410,287)	(214,672)	—	—
(23,793)	(11,340)	(920,297)	(623,117)	356	—
(1,523,361)	(696,137)	(13,634,830)	(18,966,536)	(16,023)	(148,275)
(57,770)	(52,573)	(4,485,248)	(4,713,119)	(7,093)	(4,082)
(6,613)	(5,998)	(427,670)	(462,419)	(1,170)	(655)
2,061	849	(56,181)	(94,690)	—	—
(901,213)	156,908	(2,994,978)	(1,441,797)	250,286	(39,540)
(893,442)	320,826	(3,332,676)	(5,989,946)	232,164	(10,854)

3,438,288	3,117,462	137,053,564	143,043,510	405,056	415,910
$2,544,846	$3,438,288	$133,720,888	$137,053,564	$637,220	$405,056

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Dreyfus IP MidCap Stock Service Shares Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$758	$—
Total realized gains (losses) on investments	24,546	1
Change in net unrealized appreciation or depreciation of investments	(40,190)	2,411
Net gains (losses) from investments	(14,886)	2,412

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(14,886)	2,412

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	229,342	159,357
Contract terminations and surrenders	—	—
Death benefit payments	—	—
Policy loan transfers	—	—
Transfers to other contracts	(16,083)	(5)
Cost of insurance and administration charges	(6,194)	(243)
Mortality and expenses charges	(670)	(28)
Surrender charges	—	—
Increase (decrease) in net assets from policy related transactions	206,395	159,081
Total increase (decrease)	191,509	161,493

Net assets at beginning of period	161,493	—
Net assets at end of period	$353,002	$161,493

See accompanying notes.

Dreyfus IP Technology Growth Service Shares Division		Dreyfus Socially Responsible Growth Service Shares Division		Dreyfus VIF Appreciation Service Shares Division

2015	2014	2015	2014	2015	2014

$—	$—	$3,254	$2,579	$56,425	$59,927
44,085	24,665	71,007	34,611	329,177	274,676
(20,646)	(9,818)	(94,436)	2,397	(480,696)	(65,449)
23,439	14,847	(20,175)	39,587	(95,094)	269,154

—	—	—	—	—	—

23,439	14,847	(20,175)	39,587	(95,094)	269,154

637,030	235,798	271,837	126,482	1,046,554	1,067,866
(203)	—	(3,760)	(281)	(67,460)	(93,968)
—	—	—	—	—	—
208	(12,509)	859	(34)	(505)	(6,853)
(254,310)	(75,546)	(209,456)	(48,674)	(870,889)	(1,120,295)
(12,731)	(5,461)	(8,874)	(6,064)	(61,854)	(65,208)
(1,689)	(722)	(1,311)	(1,021)	(8,742)	(9,164)
(17)	—	(17)	7	1,090	7,323
368,288	141,560	49,278	70,415	38,194	(220,299)
391,727	156,407	29,103	110,002	(56,900)	48,855

313,898	157,491	398,770	288,768	3,914,746	3,865,891
$705,625	$313,898	$427,873	$398,770	$3,857,846	$3,914,746

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Dreyfus VIF Opportunistic Small Cap Service Shares Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$—
Total realized gains (losses) on investments	206,552	166,501
Change in net unrealized appreciation or depreciation of investments	(324,067)	(103,143)
Net gains (losses) from investments	(117,515)	63,358

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(117,515)	63,358

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	647,993	746,409
Contract terminations and surrenders	(169,951)	(174,927)
Death benefit payments	(2,440)	(4,902)
Policy loan transfers	(56,925)	(64,317)
Transfers to other contracts	(311,795)	(396,144)
Cost of insurance and administration charges	(185,847)	(190,978)
Mortality and expenses charges	(20,082)	(23,545)
Surrender charges	(9,162)	(9,963)
Increase (decrease) in net assets from policy related transactions	(108,209)	(118,367)
Total increase (decrease)	(225,724)	(55,009)

Net assets at beginning of period	4,823,465	4,878,474
Net assets at end of period	$4,597,741	$4,823,465

See accompanying notes.

Dreyfus VIF Quality Bond Service Shares Division		Equity Income Class 1 Division		Fidelity VIP Asset Manager Service Class 2 Division

2015	2014	2015	2014	2015	2014

$31,796	$35,058	$1,282,874	$1,107,444	$19,456	$12,702
8,011	30,819	2,416,863	1,772,091	104,542	226,353
(69,859)	16,109	(5,631,764)	2,467,579	(128,644)	(170,631)
(30,052)	81,986	(1,932,027)	5,347,114	(4,646)	68,424

—	—	—	—	—	—

(30,052)	81,986	(1,932,027)	5,347,114	(4,646)	68,424

719,373	620,865	15,244,588	10,563,084	840,126	590,109
(65,812)	(21,112)	(2,149,266)	(1,709,257)	(42,660)	(144,510)
—	—	(172,865)	(67,442)	—	—
2,415	3,622	(247,901)	(144,177)	9,791	(12,645)
(686,127)	(681,356)	(7,798,480)	(4,998,403)	(374,515)	(1,033,153)
(21,820)	(22,911)	(1,528,512)	(1,513,311)	(28,692)	(25,906)
(3,299)	(3,551)	(151,047)	(154,028)	(4,891)	(4,660)
356	560	8,897	(16,141)	(51)	210
(54,914)	(103,883)	3,205,414	1,960,325	399,108	(630,555)
(84,966)	(21,897)	1,273,387	7,307,439	394,462	(562,131)

1,745,101	1,766,998	48,232,449	40,925,010	990,779	1,552,910
$1,660,135	$1,745,101	$49,505,836	$48,232,449	$1,385,241	$990,779

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Fidelity VIP Contrafund Initial Class Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$646,153	$597,526
Total realized gains (losses) on investments	7,348,120	3,165,760
Change in net unrealized appreciation or depreciation of investments	(7,530,329)	3,353,338
Net gains (losses) from investments	463,944	7,116,624

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	463,944	7,116,624

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	4,699,528	4,427,256
Contract terminations and surrenders	(3,602,818)	(3,743,066)
Death benefit payments	(346,618)	(184,644)
Policy loan transfers	(725,744)	(485,689)
Transfers to other contracts	(2,125,438)	(2,875,742)
Cost of insurance and administration charges	(2,237,139)	(2,385,465)
Mortality and expenses charges	(156,454)	(158,513)
Surrender charges	(7,779)	(10,855)
Increase (decrease) in net assets from policy related transactions	(4,502,462)	(5,416,718)
Total increase (decrease)	(4,038,518)	1,699,906

Net assets at beginning of period	64,548,658	62,848,752
Net assets at end of period	$60,510,140	$64,548,658

See accompanying notes.

Fidelity VIP Contrafund Service Class 2 Division		Fidelity VIP Equity-Income Initial Class Division		Fidelity VIP Equity-Income Service Class 2 Division

2015	2014	2015	2014	2015	2014

$726,048	$680,113	$656,433	$614,043	$689,305	$672,593
15,616,855	7,877,689	1,910,226	444,950	2,578,504	921,253
(15,758,379)	1,491,210	(3,400,961)	763,274	(4,267,659)	395,893
584,524	10,049,012	(834,302)	1,822,267	(999,850)	1,989,739

—	—	—	—	—	—

584,524	10,049,012	(834,302)	1,822,267	(999,850)	1,989,739

19,744,805	28,234,924	1,611,259	1,550,212	3,421,591	4,430,306
(3,941,442)	(3,041,965)	(1,123,127)	(1,408,442)	(776,633)	(681,018)
(130,126)	(302,309)	(103,278)	(67,553)	(39,866)	(12,554)
(455,945)	(477,625)	(19,189)	(120,673)	17,163	(301,860)
(21,452,240)	(23,940,670)	(952,186)	(1,170,059)	(4,409,437)	(2,140,948)
(2,141,650)	(2,121,903)	(842,120)	(869,861)	(710,451)	(727,598)
(268,006)	(274,885)	(59,025)	(58,133)	(78,850)	(88,585)
10,525	6,695	(2,312)	(4,042)	(45,388)	(27,553)
(8,634,079)	(1,917,738)	(1,489,978)	(2,148,551)	(2,621,871)	450,190
(8,049,555)	8,131,274	(2,324,280)	(326,284)	(3,621,721)	2,439,929

95,565,393	87,434,119	21,878,687	22,204,971	25,681,568	23,241,639
$87,515,838	$95,565,393	$19,554,407	$21,878,687	$22,059,847	$25,681,568

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Fidelity VIP Growth Service Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$4,910	$(155)
Total realized gains (losses) on investments	1,408,722	1,107,768
Change in net unrealized appreciation or depreciation of investments	(383,725)	383,560
Net gains (losses) from investments	1,029,907	1,491,173

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,029,907	1,491,173

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,851,868	3,127,541
Contract terminations and surrenders	(304,352)	(789,785)
Death benefit payments	—	(15,573)
Policy loan transfers	(94,191)	(202,902)
Transfers to other contracts	(1,571,541)	(1,272,710)
Cost of insurance and administration charges	(438,882)	(416,437)
Mortality and expenses charges	(49,462)	(48,701)
Surrender charges	(7,319)	(7,316)
Increase (decrease) in net assets from policy related transactions	(613,879)	374,117
Total increase (decrease)	416,028	1,865,290

Net assets at beginning of period	15,104,455	13,239,165
Net assets at end of period	$15,520,483	$15,104,455

See accompanying notes.

Fidelity VIP High Income Initial Class Division		Fidelity VIP High Income Service Class 2 Division		Fidelity VIP Mid Cap Service Class 2 Division

2015	2014	2015	2014	2015	2014

$373,061	$358,219	$1,563,673	$1,508,129	$104,090	$7,657
(16,189)	67,525	(721,341)	367,538	5,446,423	2,387,137
(548,022)	(356,928)	(1,659,936)	(1,695,481)	(6,162,253)	(79,291)
(191,150)	68,816	(817,604)	180,186	(611,740)	2,315,503

—	—	—	—	—	—

(191,150)	68,816	(817,604)	180,186	(611,740)	2,315,503

1,204,606	1,759,742	7,093,229	11,812,904	10,110,070	13,483,342
(265,099)	(503,597)	(880,243)	(1,720,710)	(1,672,142)	(1,877,110)
(28,882)	(14,801)	(8,370)	(5,592)	(85,538)	(27,518)
93,721	218,168	56,366	(222,181)	(161,710)	48,788
(1,374,445)	(1,271,693)	(10,205,990)	(7,734,409)	(7,758,220)	(10,963,461)
(238,386)	(258,233)	(495,922)	(524,442)	(992,402)	(1,000,591)
(16,609)	(17,159)	(63,274)	(67,954)	(126,578)	(133,070)
(577)	(1,412)	12,403	6,630	12,611	(67,302)
(625,671)	(88,985)	(4,491,801)	1,544,246	(673,909)	(536,922)
(816,821)	(20,169)	(5,309,405)	1,724,432	(1,285,649)	1,778,581

6,061,291	6,081,460	25,994,115	24,269,683	40,675,225	38,896,644
$5,244,470	$6,061,291	$20,684,710	$25,994,115	$39,389,576	$40,675,225

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Franklin Income VIP Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$780,793	$888,831
Total realized gains (losses) on investments	138,185	450,438
Change in net unrealized appreciation or depreciation of investments	(2,119,044)	(622,640)
Net gains (losses) from investments	(1,200,066)	716,629

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(1,200,066)	716,629

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	4,936,055	7,675,882
Contract terminations and surrenders	(628,642)	(669,516)
Death benefit payments	(104,651)	(260,518)
Policy loan transfers	(482,947)	(878)
Transfers to other contracts	(4,640,495)	(3,883,476)
Cost of insurance and administration charges	(289,290)	(305,943)
Mortality and expenses charges	(44,199)	(47,945)
Surrender charges	8,226	23,890
Increase (decrease) in net assets from policy related transactions	(1,245,943)	2,531,496
Total increase (decrease)	(2,446,009)	3,248,125

Net assets at beginning of period	18,140,126	14,892,001
Net assets at end of period	$15,694,117	$18,140,126

See accompanying notes.

Franklin Mutual Global Discovery VIP Class 2 Division		Franklin Mutual Shares VIP Class 2 Division		Franklin Rising Dividends VIP Class 2 Division

2015	2014	2015	2014	2015	2014

$809,397	$586,855	$378,169	$249,755	$211,361	$211,387
1,963,201	2,366,944	1,766,676	928,716	2,421,976	1,833,164
(3,835,504)	(1,476,988)	(2,775,540)	(329,837)	(3,193,277)	(754,098)
(1,062,906)	1,476,811	(630,695)	848,634	(559,940)	1,290,453

—	—	—	—	—	—

(1,062,906)	1,476,811	(630,695)	848,634	(559,940)	1,290,453

7,083,483	7,282,617	2,647,344	2,961,024	4,625,140	7,206,110
(1,620,654)	(1,261,472)	(738,638)	(645,231)	(686,743)	(525,315)
(3,966)	(20,078)	—	—	(8,420)	—
(54,889)	10,004	31,323	(48,651)	(103,472)	(55,277)
(4,338,399)	(5,219,442)	(3,254,035)	(2,225,144)	(5,253,809)	(5,938,491)
(467,838)	(474,099)	(174,142)	(173,794)	(335,764)	(349,413)
(62,622)	(62,288)	(25,009)	(24,747)	(40,484)	(41,247)
44,475	66,374	48,980	29,429	32,745	23,742
579,590	321,616	(1,464,177)	(127,114)	(1,770,807)	320,109
(483,316)	1,798,427	(2,094,872)	721,520	(2,330,747)	1,610,562

27,625,339	25,826,912	12,753,714	12,032,194	16,107,845	14,497,283
$27,142,023	$27,625,339	$10,658,842	$12,753,714	$13,777,098	$16,107,845

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Franklin Small Cap Value VIP Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$107,015	$107,230
Total realized gains (losses) on investments	3,212,803	2,357,981
Change in net unrealized appreciation or depreciation of investments	(4,582,925)	(2,343,821)
Net gains (losses) from investments	(1,263,107)	121,390

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(1,263,107)	121,390

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	5,556,659	6,353,147
Contract terminations and surrenders	(408,352)	(618,639)
Death benefit payments	(37,357)	—
Policy loan transfers	(4,159)	30,522
Transfers to other contracts	(5,324,045)	(4,585,550)
Cost of insurance and administration charges	(346,376)	(339,517)
Mortality and expenses charges	(48,626)	(47,243)
Surrender charges	17,196	22,114
Increase (decrease) in net assets from policy related transactions	(595,060)	814,834
Total increase (decrease)	(1,858,167)	936,224

Net assets at beginning of period	17,841,759	16,905,535
Net assets at end of period	$15,983,592	$17,841,759

See accompanying notes.

Franklin Strategic Income VIP Class 2 Division		Franklin U.S. Government Securities VIP Class 2 Division		Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division

2015	2014	2015	2014	2015	2014

$997,819	$853,736	$24,962	$14,607	$3,476	$10,463
(697,467)	140,021	(7,159)	(5,945)	141,741	237,990
(886,447)	(746,505)	(14,435)	11,772	(166,379)	(154,222)
(586,095)	247,252	3,368	20,434	(21,162)	94,231

—	—	—	—	—	—

(586,095)	247,252	3,368	20,434	(21,162)	94,231

8,165,050	5,636,439	471,588	625,807	619,526	288,342
(965,234)	(752,951)	(45,923)	(870)	(38,489)	(24,795)
(40,737)	(25,333)	—	—	—	—
(22,513)	7,587	(172)	(9,843)	10	2,071
(5,433,928)	(4,278,952)	(275,450)	(229,037)	(802,779)	(154,897)
(298,614)	(256,457)	(18,090)	(9,975)	(18,163)	(17,593)
(36,989)	(31,327)	(2,061)	(1,179)	(2,809)	(2,683)
14,297	60,700	3,376	72	81	658
1,381,332	359,706	133,268	374,975	(242,623)	91,103
795,237	606,958	136,636	395,409	(263,785)	185,334

13,578,840	12,971,882	873,175	477,766	1,404,092	1,218,758
$14,374,077	$13,578,840	$1,009,811	$873,175	$1,140,307	$1,404,092

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Government & High Quality Bond Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,317,849	$1,441,920
Total realized gains (losses) on investments	(127,490)	(149,791)
Change in net unrealized appreciation or depreciation of investments	(893,121)	549,874
Net gains (losses) from investments	297,238	1,842,003

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	297,238	1,842,003

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	12,824,857	11,288,174
Contract terminations and surrenders	(1,640,856)	(2,472,970)
Death benefit payments	(136,396)	(100,819)
Policy loan transfers	(40,223)	(142,283)
Transfers to other contracts	(6,521,420)	(7,725,907)
Cost of insurance and administration charges	(1,558,895)	(1,586,218)
Mortality and expenses charges	(145,323)	(147,546)
Surrender charges	(31,251)	(19,199)
Increase (decrease) in net assets from policy related transactions	2,750,493	(906,768)
Total increase (decrease)	3,047,731	935,235

Net assets at beginning of period	38,111,000	37,175,765
Net assets at end of period	$41,158,731	$38,111,000

See accompanying notes.

International Emerging Markets Class 1 Division		Invesco American Franchise Series I Division		Invesco American Franchise Series II Division

2015	2014	2015	2014	2015	2014

$647,082	$369,455	$(97)	$987	$—	$—
(528,619)	(176,531)	183,051	154,564	41,340	48,282
(5,622,769)	(1,662,346)	(67,351)	36,889	27,228	30,146
(5,504,306)	(1,469,422)	115,603	192,440	68,568	78,428

—	—	—	—	—	—

(5,504,306)	(1,469,422)	115,603	192,440	68,568	78,428

11,804,948	13,031,089	489,394	310,889	472,348	354,063
(1,622,065)	(1,586,531)	(57,807)	(126,623)	(5,857)	(77,989)
(129,017)	(45,433)	(3,997)	(3,695)	(1,522)	—
(313,327)	(260,481)	1,486	(37,631)	(21,804)	(22,410)
(6,766,836)	(7,566,469)	(412,969)	(387,381)	(167,343)	(62,896)
(1,645,463)	(1,709,143)	(70,230)	(71,153)	(64,118)	(58,563)
(159,701)	(170,967)	(5,944)	(5,942)	(6,371)	(6,385)
(31,398)	(72,663)	(27)	(364)	(306)	(4,138)
1,137,141	1,619,402	(60,094)	(321,900)	205,027	121,682
(4,367,165)	149,980	55,509	(129,460)	273,595	200,110

38,140,856	37,990,876	2,418,222	2,547,682	1,205,511	1,005,401
$33,773,691	$38,140,856	$2,473,731	$2,418,222	$1,479,106	$1,205,511

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

Invesco American Value Series I Division (1)

2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1
Total realized gains (losses) on investments	33
Change in net unrealized appreciation or depreciation of investments	(51)
Net gains (losses) from investments	(17)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(17)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	505
Contract terminations and surrenders	—
Death benefit payments	—
Policy loan transfers	—
Transfers to other contracts	—
Cost of insurance and administration charges	(33)
Mortality and expenses charges	—
Surrender charges	—
Increase (decrease) in net assets from policy related transactions	472
Total increase (decrease)	455

Net assets at beginning of period	—
Net assets at end of period	$455

(1) Commenced operations May 18, 2015. See accompanying notes.

Invesco Core Equity Series I Division		Invesco Core Equity Series II Division		Invesco Global Health Care Series I Division

2015	2014	2015	2014	2015	2014

$96,160	$90,598	$90,823	$82,843	$(337)	$(205)
1,545,146	843,820	1,924,917	587,588	4,226,925	2,359,566
(2,165,944)	(168,527)	(2,604,114)	232,800	(3,773,479)	657,914
(524,638)	765,891	(588,374)	903,231	453,109	3,017,275

—	—	—	—	—	—

(524,638)	765,891	(588,374)	903,231	453,109	3,017,275

878,510	1,184,202	1,207,519	1,679,823	12,764,418	8,841,475
(257,180)	(468,847)	(2,047,987)	(787,479)	(729,395)	(791,591)
(17,529)	(13,280)	(23,820)	(11,156)	(116,029)	(49,548)
24,740	(62,481)	(90,185)	(63,034)	(5,112)	(206,299)
(1,617,324)	(1,600,084)	(718,498)	(627,468)	(8,262,853)	(4,619,554)
(279,351)	(290,375)	(499,004)	(559,464)	(587,924)	(454,850)
(23,269)	(24,922)	(51,081)	(62,850)	(65,614)	(50,277)
228	(422)	100,727	9,171	2,112	(9,809)
(1,291,175)	(1,276,209)	(2,122,329)	(422,457)	2,999,603	2,659,547
(1,815,813)	(510,318)	(2,710,703)	480,774	3,452,712	5,676,822

9,752,881	10,263,199	11,957,725	11,476,951	20,750,727	15,073,905
$7,937,068	$9,752,881	$9,247,022	$11,957,725	$24,203,439	$20,750,727

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Invesco Global Real Estate Series I Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$20,615	$2,283
Total realized gains (losses) on investments	(135)	1,752
Change in net unrealized appreciation or depreciation of investments	(28,138)	6,926
Net gains (losses) from investments	(7,658)	10,961

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(7,658)	10,961

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	614,788	300,255
Contract terminations and surrenders	(53,328)	—
Death benefit payments	—	—
Policy loan transfers	(2)	—
Transfers to other contracts	(185,923)	(40,410)
Cost of insurance and administration charges	(12,488)	(4,072)
Mortality and expenses charges	(1,466)	(467)
Surrender charges	439	—
Increase (decrease) in net assets from policy related transactions	362,020	255,306
Total increase (decrease)	354,362	266,267

Net assets at beginning of period	294,368	28,101
Net assets at end of period	$648,730	$294,368

See accompanying notes.

Invesco International Growth Series I Division		Invesco Mid Cap Core Equity Series II Division		Invesco Mid Cap Growth Series I Division

2015	2014	2015	2014	2015	2014

$278,261	$266,281	$335	$(37)	$(134)	$(126)
615,227	651,645	30,191	41,326	227,799	132,318
(1,361,085)	(869,721)	(46,635)	(26,501)	(254,378)	(34,016)
(467,597)	48,205	(16,109)	14,788	(26,713)	98,176

—	—	—	—	—	—

(467,597)	48,205	(16,109)	14,788	(26,713)	98,176

8,187,927	7,688,790	201,061	233,329	1,027,042	573,044
(415,279)	(353,489)	(7,832)	(22,930)	(16,653)	(41,109)
(12,669)	(7,844)	(72)	—	(26,069)	(2,687)
(167,945)	(66,902)	(2,921)	(261)	(5,957)	1,774
(4,968,834)	(5,800,499)	(60,436)	(170,711)	(218,702)	(533,176)
(307,637)	(274,443)	(13,233)	(14,027)	(50,717)	(44,335)
(40,885)	(36,184)	(1,531)	(1,560)	(5,639)	(4,598)
21,680	17,223	(81)	572	(40)	488
2,296,358	1,166,652	114,955	24,412	703,265	(50,599)
1,828,761	1,214,857	98,846	39,200	676,552	47,577

16,719,855	15,504,998	265,071	225,871	1,386,909	1,339,332
$18,548,616	$16,719,855	$363,917	$265,071	$2,063,461	$1,386,909

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Invesco Small Cap Equity Series I Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(22)	$(12)
Total realized gains (losses) on investments	3,457,161	2,750,771
Change in net unrealized appreciation or depreciation of investments	(4,110,573)	(2,413,693)
Net gains (losses) from investments	(653,434)	337,066

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(653,434)	337,066

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	2,958,285	5,114,916
Contract terminations and surrenders	(383,316)	(607,459)
Death benefit payments	(28,083)	(48,136)
Policy loan transfers	(44,584)	26,251
Transfers to other contracts	(6,189,414)	(5,753,689)
Cost of insurance and administration charges	(218,950)	(284,983)
Mortality and expenses charges	(27,254)	(35,355)
Surrender charges	10,750	11,481
Increase (decrease) in net assets from policy related transactions	(3,922,566)	(1,576,974)
Total increase (decrease)	(4,576,000)	(1,239,908)

Net assets at beginning of period	14,694,002	15,933,910
Net assets at end of period	$10,118,002	$14,694,002

See accompanying notes.

Invesco Technology Series I Division		Janus Aspen Balanced Service Shares Division		Janus Aspen Enterprise Service Shares Division

2015	2014	2015	2014	2015	2014

$(376)	$(325)	$293,775	$218,937	$203,749	$7,206
538,151	364,269	957,817	877,433	4,090,835	3,713,276
(305,665)	(63,277)	(1,242,112)	59,574	(3,472,782)	(1,211,161)
232,110	300,667	9,480	1,155,944	821,802	2,509,321

—	—	—	—	—	—

232,110	300,667	9,480	1,155,944	821,802	2,509,321

1,769,343	1,367,157	8,543,771	7,361,078	11,513,325	12,257,275
(226,277)	(131,933)	(171,340)	(704,720)	(511,603)	(1,150,495)
(3,297)	(2,623)	(22,273)	—	(103,460)	(39,809)
60,759	(43,029)	41,824	(71,664)	(247,777)	(278,923)
(924,108)	(811,075)	(4,319,005)	(4,505,473)	(7,121,408)	(6,512,630)
(98,685)	(94,392)	(288,041)	(267,303)	(479,402)	(388,284)
(10,131)	(8,840)	(37,495)	(33,003)	(53,929)	(42,120)
477	696	12,609	55,822	11,267	22,152
568,081	275,961	3,760,050	1,834,737	3,007,013	3,867,166
800,191	576,628	3,769,530	2,990,681	3,828,815	6,376,487

3,196,416	2,619,788	14,738,289	11,747,608	23,558,048	17,181,561
$3,996,607	$3,196,416	$18,507,819	$14,738,289	$27,386,863	$23,558,048

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Janus Aspen Flexible Bond Service Shares Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$859,279	$1,192,650
Total realized gains (losses) on investments	(152,374)	(633,305)
Change in net unrealized appreciation or depreciation of investments	(760,135)	1,214,062
Net gains (losses) from investments	(53,230)	1,773,407

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(53,230)	1,773,407

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	12,123,561	24,443,632
Contract terminations and surrenders	(1,310,358)	(3,545,347)
Death benefit payments	(139,495)	(30,946)
Policy loan transfers	80,788	173,927
Transfers to other contracts	(7,783,706)	(19,656,798)
Cost of insurance and administration charges	(807,766)	(730,091)
Mortality and expenses charges	(107,061)	(91,235)
Surrender charges	83,401	213,483
Increase (decrease) in net assets from policy related transactions	2,139,364	776,625
Total increase (decrease)	2,086,134	2,550,032

Net assets at beginning of period	41,206,108	38,656,076
Net assets at end of period	$43,292,242	$41,206,108

See accompanying notes.

Janus Aspen Forty Service Shares Division		Janus Aspen Global Research Service Shares Division		Janus Aspen Overseas Service Shares Division

2015	2014	2015	2014	2015	2014

$76,927	$1,635	$8,917	$13,008	$16,153	$256,283
1,153,491	1,848,765	98,528	106,829	37,285	(117,057)
(594,053)	(1,441,753)	(167,662)	(25,958)	(265,659)	(696,914)
636,365	408,647	(60,217)	93,879	(212,221)	(557,688)

—	—	—	—	—	—

636,365	408,647	(60,217)	93,879	(212,221)	(557,688)

2,561,698	1,503,996	1,049,545	650,042	663,847	1,269,407
(25,306)	(542,283)	(6,396)	(197,681)	(120,662)	(147,132)
(10,877)	(13,804)	—	—	(299)	—
(42,788)	(16,606)	19,993	(3,370)	(7,436)	(11,915)
(1,093,467)	(1,285,678)	(741,834)	(154,275)	(1,246,319)	(2,068,007)
(249,021)	(231,464)	(36,489)	(26,135)	(98,492)	(119,856)
(25,471)	(22,331)	(5,226)	(3,885)	(15,050)	(18,102)
(3,192)	40,718	311	504	(127)	3,291
1,111,576	(567,452)	279,904	265,200	(824,538)	(1,092,314)
1,747,941	(158,805)	219,687	359,079	(1,036,759)	(1,650,002)

5,060,355	5,219,160	1,431,692	1,072,613	3,688,951	5,338,953
$6,808,296	$5,060,355	$1,651,379	$1,431,692	$2,652,192	$3,688,951

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	JP Morgan Core Bond Class I Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$137,911	$142,532
Total realized gains (losses) on investments	(88,814)	(15,486)
Change in net unrealized appreciation or depreciation of investments	(8,419)	43,662
Net gains (losses) from investments	40,678	170,708

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	40,678	170,708

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,407,731	887,199
Contract terminations and surrenders	(48,870)	(6,126)
Death benefit payments	—	—
Policy loan transfers	(9)	(654)
Transfers to other contracts	(1,734,150)	(338,237)
Cost of insurance and administration charges	(49,470)	(51,488)
Mortality and expenses charges	(7,806)	(8,216)
Surrender charges	(180)	139
Increase (decrease) in net assets from policy related transactions	(432,754)	482,617
Total increase (decrease)	(392,076)	653,325

Net assets at beginning of period	3,907,447	3,254,122
Net assets at end of period	$3,515,371	$3,907,447

See accompanying notes.

JP Morgan Small Cap Core Class I Division		LargeCap Growth Class 1 Division		LargeCap Growth I Class 1 Division

2015	2014	2015	2014	2015	2014

$7,262	$6,604	$82,734	$306,365	$314,961	$148,684
939,861	747,014	2,027,643	1,596,311	25,372,378	40,133,374
(1,184,846)	(294,870)	815,385	3,388,599	(15,744,012)	(29,618,519)
(237,723)	458,748	2,925,762	5,291,275	9,943,327	10,663,539

—	—	—	—	—	—

(237,723)	458,748	2,925,762	5,291,275	9,943,327	10,663,539

2,430,207	2,456,134	4,843,660	25,977,826	29,806,870	25,165,705
(578,837)	(272,788)	(1,768,076)	(1,461,229)	(6,190,464)	(6,833,524)
—	—	(127,218)	(89,437)	(424,963)	(280,764)
(48,032)	(17,080)	(112,606)	(100,040)	(1,391,905)	(766,556)
(1,895,945)	(1,727,930)	(4,318,207)	(2,861,252)	(11,608,016)	(38,786,471)
(68,204)	(65,385)	(1,449,155)	(1,320,198)	(3,995,804)	(4,106,980)
(11,158)	(10,809)	(121,301)	(107,902)	(343,266)	(337,122)
3,529	258	(2,799)	16,402	53,440	(10,001)
(168,440)	362,400	(3,055,702)	20,054,170	5,905,892	(25,955,713)
(406,163)	821,148	(129,940)	25,345,445	15,849,219	(15,292,174)

5,006,433	4,185,285	58,148,525	32,803,080	130,001,383	145,293,557
$4,600,270	$5,006,433	$58,018,585	$58,148,525	$145,850,602	$130,001,383

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	LargeCap S&P 500 Index Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,256,889	$847,626
Total realized gains (losses) on investments	4,871,543	5,253,386
Change in net unrealized appreciation or depreciation of investments	(5,360,428)	2,392,631
Net gains (losses) from investments	768,004	8,493,643

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	768,004	8,493,643

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	35,571,500	26,677,201
Contract terminations and surrenders	(4,260,843)	(4,699,442)
Death benefit payments	(336,370)	(183,854)
Policy loan transfers	(243,155)	(251,135)
Transfers to other contracts	(14,099,349)	(12,587,434)
Cost of insurance and administration charges	(2,296,331)	(1,957,882)
Mortality and expenses charges	(209,487)	(173,708)
Surrender charges	49,827	196,578
Increase (decrease) in net assets from policy related transactions	14,175,792	7,020,324
Total increase (decrease)	14,943,796	15,513,967

Net assets at beginning of period	76,441,532	60,927,565
Net assets at end of period	$91,385,328	$76,441,532

See accompanying notes.

LargeCap Value Class 1 Division		MFS International Value Service Class Division		MFS VIT Global Equity Service Class Division

2015	2014	2015	2014	2015	2014

$1,130,599	$1,553,142	$74,796	$47,997	$34,732	$17,532
9,297,450	11,755,853	89,097	9,561	251,292	256,008
(11,307,123)	(5,355,963)	13,458	(35,022)	(381,547)	(165,521)
(879,074)	7,953,032	177,351	22,536	(95,523)	108,019

—	—	—	—	—	—

(879,074)	7,953,032	177,351	22,536	(95,523)	108,019

5,443,584	7,724,009	3,999,874	2,518,880	3,421,168	2,883,770
(1,914,233)	(2,120,898)	(505,082)	(25,227)	(846,273)	(142,575)
(411,300)	(355,548)	(70,066)	(2,683)	—	—
(822,253)	(234,643)	(101,014)	—	5,641	(5,724)
(4,505,429)	(3,466,890)	(1,362,128)	(773,147)	(1,709,127)	(1,629,978)
(2,387,245)	(2,449,299)	(75,222)	(40,073)	(97,285)	(73,202)
(191,773)	(193,762)	(9,331)	(5,340)	(11,404)	(8,645)
(20,215)	(20,090)	4,325	669	34,718	6,194
(4,808,864)	(1,117,121)	1,881,356	1,673,079	797,438	1,029,840
(5,687,938)	6,835,911	2,058,707	1,695,615	701,915	1,137,859

78,329,262	71,493,351	3,048,415	1,352,800	3,396,875	2,259,016
$72,641,324	$78,329,262	$5,107,122	$3,048,415	$4,098,790	$3,396,875

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	MFS VIT Growth Service Class Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$—
Total realized gains (losses) on investments	2,284,991	1,975,329
Change in net unrealized appreciation or depreciation of investments	(1,210,523)	(842,387)
Net gains (losses) from investments	1,074,468	1,132,942

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,074,468	1,132,942

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	10,026,194	5,639,015
Contract terminations and surrenders	(1,755,941)	(1,072,270)
Death benefit payments	(26,630)	(5,358)
Policy loan transfers	(39,910)	(2,472)
Transfers to other contracts	(4,918,046)	(3,206,078)
Cost of insurance and administration charges	(289,886)	(216,692)
Mortality and expenses charges	(36,993)	(27,362)
Surrender charges	34,923	16,364
Increase (decrease) in net assets from policy related transactions	2,993,711	1,125,147
Total increase (decrease)	4,068,179	2,258,089

Net assets at beginning of period	13,709,565	11,451,476
Net assets at end of period	$17,777,744	$13,709,565

(1) Commenced operations May 18, 2015. See accompanying notes.

MFS VIT Inflation-Adjusted Bond Service Class Division (1)	MFS VIT MidCap Growth Service Class Division		MFS VIT Mid Cap Value Portfolio Service Class Division (1)

2015	2015	2014	2015

$—	$—	$—	$6
—	65,546	71,258	30
(49)	(44,907)	(30,558)	(652)
(49)	20,639	40,700	(616)

—	—	—	—

(49)	20,639	40,700	(616)

1,610	128,528	75,094	109,380
—	(2,035)	(13,546)	—
—	—	—	—
—	19	(10,390)	—
—	(35,054)	(91,339)	(6)
(7)	(9,057)	(7,685)	(702)
—	(1,419)	(1,222)	(74)
—	11	335	—
1,603	80,993	(48,753)	108,598
1,554	101,632	(8,053)	107,982

—	484,550	492,603	—
$1,554	$586,182	$484,550	$107,982

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	MFS VIT New Discovery Service Class Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(188)	$(91)
Total realized gains (losses) on investments	(828,821)	3,922,072
Change in net unrealized appreciation or depreciation of investments	645,291	(5,198,410)
Net gains (losses) from investments	(183,718)	(1,276,429)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(183,718)	(1,276,429)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	4,409,228	7,102,390
Contract terminations and surrenders	(725,688)	(527,578)
Death benefit payments	(1,741)	(6,852)
Policy loan transfers	(75,339)	(38,485)
Transfers to other contracts	(5,878,469)	(8,479,125)
Cost of insurance and administration charges	(247,822)	(312,905)
Mortality and expenses charges	(29,429)	(38,452)
Surrender charges	24,762	12,249
Increase (decrease) in net assets from policy related transactions	(2,524,498)	(2,288,758)
Total increase (decrease)	(2,708,216)	(3,565,187)

Net assets at beginning of period	12,542,567	16,107,754
Net assets at end of period	$9,834,351	$12,542,567

(1) Commenced operations March 27, 2015. See accompanying notes.

MFS VIT Research International Portfolio Service Class Division (1)	MFS VIT Total Return Service Class Division		MFS VIT Utilities Service Class Division

2015	2015	2014	2015	2014

$60,075	$21,620	$12,653	$113,491	$49,855
35,042	69,302	33,835	217,899	286,879
(373,460)	(97,456)	11,329	(768,258)	(95,799)
(278,343)	(6,534)	57,817	(436,868)	240,935

—	—	—	—	—

(278,343)	(6,534)	57,817	(436,868)	240,935

5,015,732	157,550	689,366	1,396,747	1,404,106
(280,110)	—	—	(66,418)	(12,686)
—	(40,683)	—	(4,612)	(3,728)
7,813	(3,313)	—	(13,803)	(759)
(1,123,538)	(149,425)	(484,489)	(914,369)	(2,081,800)
(49,846)	(22,640)	(19,367)	(104,400)	(92,935)
(5,891)	(2,310)	(1,846)	(12,012)	(10,037)
15,509	—	—	(1,111)	(2,953)
3,579,669	(60,821)	183,664	280,022	(800,792)
3,301,326	(67,355)	241,481	(156,846)	(559,857)

—	830,916	589,435	2,872,731	3,432,588
$3,301,326	$763,561	$830,916	$2,715,885	$2,872,731

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	MFS VIT Value Service Class Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$554,236	$361,581
Total realized gains (losses) on investments	4,024,773	3,551,918
Change in net unrealized appreciation or depreciation of investments	(4,919,031)	(1,358,822)
Net gains (losses) from investments	(340,022)	2,554,677

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(340,022)	2,554,677

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	8,791,380	9,538,585
Contract terminations and surrenders	(1,237,017)	(1,051,353)
Death benefit payments	(102,241)	(12,043)
Policy loan transfers	(72,053)	(67,157)
Transfers to other contracts	(7,654,735)	(8,306,378)
Cost of insurance and administration charges	(530,684)	(482,979)
Mortality and expenses charges	(75,462)	(66,755)
Surrender charges	27,341	49,310
Increase (decrease) in net assets from policy related transactions	(853,471)	(398,770)
Total increase (decrease)	(1,193,493)	2,155,907

Net assets at beginning of period	27,218,787	25,062,880
Net assets at end of period	$26,025,294	$27,218,787

See accompanying notes.

MidCap Class 1 Division		Money Market Class 1 Division		Neuberger Berman AMT Guardian Class I Division

2015	2014	2015	2014	2015	2014

$863,465	$817,452	$(3,126)	$(3,712)	$26,283	$13,068
29,237,476	27,840,446	—	—	924,390	533,292
(26,877,844)	(6,402,603)	—	—	(1,121,648)	(296,283)
3,223,097	22,255,295	(3,126)	(3,712)	(170,975)	250,077

—	—	—	—	—	—

3,223,097	22,255,295	(3,126)	(3,712)	(170,975)	250,077

23,719,240	26,607,850	168,163,890	145,433,829	1,495,749	1,031,119
(10,313,843)	(9,213,107)	(21,923,675)	(10,443,810)	(25,739)	(40,336)
(793,500)	(548,096)	(275,590)	(1,095,983)	—	—
(1,448,054)	(1,080,405)	697,724	1,640,753	(33,521)	(588)
(19,018,819)	(23,412,162)	(130,266,632)	(123,795,239)	(769,519)	(488,775)
(5,436,110)	(5,582,162)	(6,950,068)	(6,723,601)	(65,452)	(45,700)
(468,013)	(486,118)	(733,164)	(711,108)	(9,255)	(6,396)
17,620	(43,876)	816,011	5,683	773	1,629
(13,741,479)	(13,758,076)	9,528,496	4,310,524	593,036	450,953
(10,518,382)	8,497,219	9,525,370	4,306,812	422,061	701,030

191,837,622	183,340,403	216,603,733	212,296,921	3,026,347	2,325,317
$181,319,240	$191,837,622	$226,129,103	$216,603,733	$3,448,408	$3,026,347

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Neuberger Berman AMT Large Cap Value Class I Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$39,746	$41,501
Total realized gains (losses) on investments	776,143	493,012
Change in net unrealized appreciation or depreciation of investments	(1,441,681)	(24,757)
Net gains (losses) from investments	(625,792)	509,756

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(625,792)	509,756

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,167,477	1,222,590
Contract terminations and surrenders	(301,356)	(26,727)
Death benefit payments	(7,194)	(2,685)
Policy loan transfers	34,231	(74,178)
Transfers to other contracts	(1,126,321)	(1,582,205)
Cost of insurance and administration charges	(104,903)	(103,384)
Mortality and expenses charges	(15,444)	(14,947)
Surrender charges	11,610	783
Increase (decrease) in net assets from policy related transactions	(341,900)	(580,753)
Total increase (decrease)	(967,692)	(70,997)

Net assets at beginning of period	5,675,897	5,746,894
Net assets at end of period	$4,708,205	$5,675,897

(1) Commenced operations November 06, 2015. See accompanying notes.

Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division (1)	Oppenheimer Main Street Small Cap Service Shares Division		PIMCO All Asset Administrative Class Division

2015	2015	2014	2015	2014

$—	$16,906	$14,431	$73,693	$95,426
(508)	337,207	455,377	(44,954)	(6,655)
(42,967)	(531,324)	(200,888)	(233,356)	(83,806)
(43,475)	(177,211)	268,920	(204,617)	4,965

—	—	—	—	—

(43,475)	(177,211)	268,920	(204,617)	4,965

1,057,905	2,202,838	2,065,045	966,171	385,803
(276)	(96,199)	(260,594)	(216,477)	—
—	(24,894)	—	—	—
7	(8,678)	(17,158)	(134)	—
(7,836)	(1,462,196)	(733,910)	(254,599)	(120,430)
(2,256)	(70,215)	(53,085)	(35,057)	(23,166)
(389)	(7,809)	(5,763)	(4,288)	(3,041)
(1)	(7,222)	(29,523)	3,693	—
1,047,154	525,625	965,012	459,309	239,166
1,003,679	348,414	1,233,932	254,692	244,131

—	2,438,820	1,204,888	1,774,183	1,530,052
$1,003,679	$2,787,234	$2,438,820	$2,028,875	$1,774,183

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	PIMCO Commodity Real Strategy Administrative Class Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$8,395	$535
Total realized gains (losses) on investments	(58,598)	(7,990)
Change in net unrealized appreciation or depreciation of investments	(9,945)	(25,758)
Net gains (losses) from investments	(60,148)	(33,213)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(60,148)	(33,213)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	334,231	265,027
Contract terminations and surrenders	—	(9,699)
Death benefit payments	—	—
Policy loan transfers	5	(133)
Transfers to other contracts	(262,573)	(111,217)
Cost of insurance and administration charges	(6,267)	(4,935)
Mortality and expenses charges	(870)	(635)
Surrender charges	—	800
Increase (decrease) in net assets from policy related transactions	64,526	139,208
Total increase (decrease)	4,378	105,995

Net assets at beginning of period	179,581	73,586
Net assets at end of period	$183,959	$179,581

See accompanying notes.

PIMCO Emerging Market Bond Administrative Class Division		PIMCO High Yield Administrative Class Division		PIMCO Long-Term U.S. Government Administrative Class Division

2015	2014	2015	2014	2015	2014

$21,527	$5,882	$281,632	$309,592	$722	$65
(1,540)	(7,991)	31,121	14,158	(710)	—
(30,112)	(8,305)	(387,181)	(171,528)	(665)	431
(10,125)	(10,414)	(74,428)	152,222	(653)	496

—	—	—	—	—	—

(10,125)	(10,414)	(74,428)	152,222	(653)	496

455,561	260,057	3,086,863	5,221,119	94,904	17,484
(306)	(123,253)	(358,681)	(364,783)	—	—
—	—	(36,939)	(626)	(2,075)	—
—	—	(34,288)	(15,864)	—	—
(127,909)	(52,319)	(2,872,202)	(3,428,060)	(89,378)	—
(7,846)	(2,838)	(120,367)	(136,249)	(889)	(94)
(1,048)	(384)	(14,124)	(14,618)	(97)	(10)
(25)	3,271	26,213	12,441	—	—
318,427	84,534	(323,525)	1,273,360	2,465	17,380
308,302	74,120	(397,953)	1,425,582	1,812	17,876

218,290	144,170	5,975,054	4,549,472	17,876	—
$526,592	$218,290	$5,577,101	$5,975,054	$19,688	$17,876

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	PIMCO Real Return Administrative Class Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$407,172	$126,014
Total realized gains (losses) on investments	(270,411)	(612,658)
Change in net unrealized appreciation or depreciation of investments	(407,539)	713,643
Net gains (losses) from investments	(270,778)	226,999

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(270,778)	226,999

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	4,317,074	6,523,555
Contract terminations and surrenders	(741,681)	(778,131)
Death benefit payments	(4,746)	(11,570)
Policy loan transfers	925	(6,591)
Transfers to other contracts	(3,541,378)	(5,158,979)
Cost of insurance and administration charges	(183,034)	(184,900)
Mortality and expenses charges	(21,255)	(20,782)
Surrender charges	47,912	33,771
Increase (decrease) in net assets from policy related transactions	(126,183)	396,373
Total increase (decrease)	(396,961)	623,372

Net assets at beginning of period	9,785,012	9,161,640
Net assets at end of period	$9,388,051	$9,785,012

(1) Commenced operations April 17, 2015. See accompanying notes.

PIMCO Short-Term Administrative Class Division		PIMCO Total Return Administrative Class Division		Principal Capital Appreciation Class 1 Division (1)

2015	2014	2015	2014	2015

$160,326	$99,915	$1,578,572	$710,012	$42,949
35,840	21,747	327,038	33,813	281,779
(4,421)	(15,552)	(1,752,965)	603,951	(386,939)
191,745	106,110	152,645	1,347,776	(62,211)

—	—	—	—	—

191,745	106,110	152,645	1,347,776	(62,211)

13,950,876	11,254,254	11,354,210	11,898,174	19,351,704
(748,124)	(95,705)	(1,830,419)	(922,487)	(496,631)
(22,033)	(18,717)	(4,111)	(2,490)	(8,444)
(26,663)	(1,718)	(42,245)	16,011	(197,899)
(6,747,306)	(6,183,587)	(8,535,365)	(11,124,018)	(875,733)
(255,419)	(262,551)	(460,246)	(488,829)	(437,661)
(33,007)	(31,387)	(51,728)	(55,084)	(42,902)
43,368	3,805	96,018	56,230	(16,237)
6,161,692	4,664,394	526,114	(622,493)	17,276,197
6,353,437	4,770,504	678,759	725,283	17,213,986

13,921,071	9,150,567	31,747,559	31,022,276	—
$20,274,508	$13,921,071	$32,426,318	$31,747,559	$17,213,986

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Principal LifeTime Strategic Income Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$189,620	$194,738
Total realized gains (losses) on investments	117,525	111,965
Change in net unrealized appreciation or depreciation of investments	(385,956)	11,548
Net gains (losses) from investments	(78,811)	318,251

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(78,811)	318,251

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	3,208,394	3,848,953
Contract terminations and surrenders	(478,423)	(73,095)
Death benefit payments	(21,270)	(44,342)
Policy loan transfers	(51,365)	(3,355)
Transfers to other contracts	(3,322,501)	(2,409,792)
Cost of insurance and administration charges	(154,241)	(152,355)
Mortality and expenses charges	(18,923)	(18,382)
Surrender charges	7,585	(1,560)
Increase (decrease) in net assets from policy related transactions	(830,744)	1,146,072
Total increase (decrease)	(909,555)	1,464,323

Net assets at beginning of period	8,215,550	6,751,227
Net assets at end of period	$7,305,995	$8,215,550

See accompanying notes.

Principal LifeTime 2010 Class 1 Division		Principal LifeTime 2020 Class 1 Division		Principal LifeTime 2030 Class 1 Division

2015	2014	2015	2014	2015	2014

$308,703	$301,034	$1,972,115	$1,456,873	$1,190,403	$867,712
550,921	572,823	5,969,320	3,465,936	1,934,920	7,743,302
(1,025,644)	(242,746)	(8,985,011)	(1,592,554)	(3,658,043)	(6,230,645)
(166,020)	631,111	(1,043,576)	3,330,255	(532,720)	2,380,369

—	—	—	—	—	—

(166,020)	631,111	(1,043,576)	3,330,255	(532,720)	2,380,369

5,753,706	7,093,456	27,662,468	28,586,349	17,538,844	18,154,419
(575,219)	(481,123)	(3,118,070)	(2,086,024)	(2,422,496)	(3,237,250)
(7,150)	(23,592)	(72,301)	(185,028)	(70,378)	(57,775)
(148,894)	(3,248)	18,621	(1,365)	(742,381)	(671,591)
(5,439,697)	(5,110,827)	(16,364,757)	(12,492,494)	(8,564,930)	(8,434,611)
(357,861)	(329,205)	(1,577,376)	(1,327,416)	(1,337,234)	(1,245,117)
(43,353)	(42,093)	(193,066)	(165,297)	(158,998)	(152,902)
9,005	28,085	105,934	61,588	28,899	64,187
(809,463)	1,131,453	6,461,453	12,390,313	4,271,326	4,419,360
(975,483)	1,762,564	5,417,877	15,720,568	3,738,606	6,799,729

13,552,849	11,790,285	67,414,857	51,694,289	42,870,837	36,071,108
$12,577,366	$13,552,849	$72,832,734	$67,414,857	$46,609,443	$42,870,837

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Principal LifeTime 2040 Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$753,793	$507,039
Total realized gains (losses) on investments	1,901,562	2,709,775
Change in net unrealized appreciation or depreciation of investments	(3,007,429)	(1,764,702)
Net gains (losses) from investments	(352,074)	1,452,112

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(352,074)	1,452,112

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	12,813,301	8,246,030
Contract terminations and surrenders	(2,380,916)	(1,083,537)
Death benefit payments	(22,474)	(18,980)
Policy loan transfers	94,319	(478,825)
Transfers to other contracts	(5,754,618)	(3,853,691)
Cost of insurance and administration charges	(939,989)	(929,881)
Mortality and expenses charges	(107,262)	(112,866)
Surrender charges	(34,853)	8,577
Increase (decrease) in net assets from policy related transactions	3,667,508	1,776,827
Total increase (decrease)	3,315,434	3,228,939

Net assets at beginning of period	26,751,574	23,522,635
Net assets at end of period	$30,067,008	$26,751,574

See accompanying notes.

Principal LifeTime 2050 Class 1 Division		Principal LifeTime 2060 Class 1 Division		Putnam VT Growth & Income Class IB Division

2015	2014	2015	2014	2015	2014

$365,044	$272,883	$18,224	$517	$8,376	$2,006
703,763	2,207,027	60,543	15,462	5,412	32,457
(1,178,712)	(1,588,749)	(113,660)	38,726	(54,594)	(17,847)
(109,905)	891,161	(34,893)	54,705	(40,806)	16,616

—	—	—	—	—	—

(109,905)	891,161	(34,893)	54,705	(40,806)	16,616

5,320,970	4,730,189	1,526,094	859,051	571,401	100,070
(1,718,430)	(423,535)	(1,107)	—	(6,273)	(65,837)
(11,116)	(10,183)	—	—	—	—
(148,064)	(136,059)	(197,805)	(145,779)	12,549	(12,461)
(1,575,982)	(5,084,278)	(224,129)	(111,701)	(95,820)	(61,243)
(534,016)	(569,374)	(39,062)	(16,049)	(12,233)	(4,096)
(59,445)	(69,502)	(5,127)	(2,192)	(1,963)	(740)
(23,290)	(29,725)	(360)	—	(29)	350
1,250,627	(1,592,467)	1,058,504	583,330	467,632	(43,957)
1,140,722	(701,306)	1,023,611	638,035	426,826	(27,341)

12,678,183	13,379,489	639,284	1,249	159,272	186,613
$13,818,905	$12,678,183	$1,662,895	$639,284	$586,098	$159,272

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Putnam VT International Equity Class IB Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$15,636	$11,728
Total realized gains (losses) on investments	64,734	85,707
Change in net unrealized appreciation or depreciation of investments	(82,333)	(181,862)
Net gains (losses) from investments	(1,963)	(84,427)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(1,963)	(84,427)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	246,932	387,917
Contract terminations and surrenders	(26,301)	(208,372)
Death benefit payments	—	—
Policy loan transfers	4,015	(1,380)
Transfers to other contracts	(273,223)	(204,744)
Cost of insurance and administration charges	(20,619)	(18,917)
Mortality and expenses charges	(3,376)	(3,194)
Surrender charges	161	1,662
Increase (decrease) in net assets from policy related transactions	(72,411)	(47,028)
Total increase (decrease)	(74,374)	(131,455)

Net assets at beginning of period	1,244,732	1,376,187
Net assets at end of period	$1,170,358	$1,244,732

See accompanying notes.

Putnam VT Voyager Class IB Division		Real Estate Securities Class 1 Division		SAM Balanced Portfolio Class 1 Division

2015	2014	2015	2014	2015	2014

$296,741	$195,875	$1,131,977	$1,086,310	$2,031,156	$1,785,366
4,940,732	1,653,038	8,152,289	3,266,498	5,306,711	10,610,925
(6,793,028)	665,330	(6,356,461)	14,018,578	(7,977,786)	(8,093,153)
(1,555,555)	2,514,243	2,927,805	18,371,386	(639,919)	4,303,138

—	—	—	—	—	—

(1,555,555)	2,514,243	2,927,805	18,371,386	(639,919)	4,303,138

3,323,664	3,481,776	22,199,429	26,352,323	15,853,828	15,838,399
(1,140,601)	(1,827,504)	(3,003,463)	(3,019,612)	(2,533,892)	(2,478,964)
(143,924)	(9,531)	(318,604)	(120,888)	(171,257)	(379,039)
(322,266)	(186,070)	(165,609)	(247,041)	(428,775)	(341,266)
(2,548,271)	(1,747,969)	(20,785,178)	(17,275,047)	(6,775,466)	(6,428,740)
(1,027,165)	(1,069,192)	(2,048,217)	(1,899,673)	(2,732,451)	(2,705,098)
(75,514)	(74,841)	(225,405)	(208,528)	(250,610)	(249,606)
(2,033)	243	2,248	9,770	(103,062)	(142,994)
(1,936,110)	(1,433,088)	(4,344,799)	3,591,304	2,858,315	3,112,692
(3,491,665)	1,081,155	(1,416,994)	21,962,690	2,218,396	7,415,830

27,632,092	26,550,937	77,251,373	55,288,683	67,150,393	59,734,563
$24,140,427	$27,632,092	$75,834,379	$77,251,373	$69,368,789	$67,150,393

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	SAM Conservative Balanced Portfolio Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,092,026	$904,577
Total realized gains (losses) on investments	1,765,576	3,135,990
Change in net unrealized appreciation or depreciation of investments	(3,174,868)	(2,245,305)
Net gains (losses) from investments	(317,266)	1,795,262

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(317,266)	1,795,262

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	10,274,915	8,498,082
Contract terminations and surrenders	(626,581)	(974,583)
Death benefit payments	(26,217)	(7,404)
Policy loan transfers	(19,016)	34,806
Transfers to other contracts	(3,455,657)	(4,098,934)
Cost of insurance and administration charges	(1,038,063)	(985,527)
Mortality and expenses charges	(101,397)	(95,791)
Surrender charges	(33,859)	(26,859)
Increase (decrease) in net assets from policy related transactions	4,974,125	2,343,790
Total increase (decrease)	4,656,859	4,139,052

Net assets at beginning of period	31,508,851	27,369,799
Net assets at end of period	$36,165,710	$31,508,851

See accompanying notes.

SAM Conservative Growth Portfolio Class 1 Division		SAM Flexible Income Portfolio Class 1 Division		SAM Strategic Growth Portfolio Class 1 Division

2015	2014	2015	2014	2015	2014

$1,107,708	$819,819	$636,810	$565,143	$1,151,841	$738,738
4,336,636	6,943,634	404,339	1,110,512	4,586,716	9,403,263
(5,952,124)	(4,546,591)	(1,304,105)	(774,837)	(6,607,677)	(6,214,173)
(507,780)	3,216,862	(262,956)	900,818	(869,120)	3,927,828

—	—	—	—	—	—

(507,780)	3,216,862	(262,956)	900,818	(869,120)	3,927,828

9,603,627	11,439,705	4,972,174	4,699,086	10,048,559	9,710,809
(2,007,189)	(1,119,698)	(326,284)	(738,259)	(1,457,175)	(1,291,339)
(278,156)	(52,077)	(907)	(14,329)	(31,103)	(52,426)
(508,670)	(547,494)	(243,155)	134,164	26,462	(461,357)
(3,616,617)	(3,912,741)	(1,732,618)	(2,396,703)	(4,282,055)	(4,182,308)
(2,011,248)	(1,864,082)	(589,798)	(533,037)	(2,025,483)	(1,994,052)
(204,567)	(189,483)	(58,531)	(54,307)	(206,452)	(204,489)
(53,081)	(55,042)	(3,776)	(23,234)	(175,555)	(97,940)
924,099	3,699,088	2,017,105	1,073,381	1,897,198	1,426,898
416,319	6,915,950	1,754,149	1,974,199	1,028,078	5,354,726

49,215,157	42,299,207	16,391,180	14,416,981	49,594,651	44,239,925
$49,631,476	$49,215,157	$18,145,329	$16,391,180	$50,622,729	$49,594,651

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Short-Term Income Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$828,385	$487,399
Total realized gains (losses) on investments	(22,887)	59,542
Change in net unrealized appreciation or depreciation of investments	(588,294)	(90,819)
Net gains (losses) from investments	217,204	456,122

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	217,204	456,122

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	15,855,531	15,694,165
Contract terminations and surrenders	(1,919,285)	(580,711)
Death benefit payments	(33,825)	(48,896)
Policy loan transfers	(1,114,754)	(80,295)
Transfers to other contracts	(8,251,430)	(7,176,689)
Cost of insurance and administration charges	(820,497)	(746,448)
Mortality and expenses charges	(85,781)	(78,479)
Surrender charges	(5,190)	5,599
Increase (decrease) in net assets from policy related transactions	3,624,769	6,988,246
Total increase (decrease)	3,841,973	7,444,368

Net assets at beginning of period	30,934,406	23,490,038
Net assets at end of period	$34,776,379	$30,934,406

See accompanying notes.

SmallCap Blend Class 1 Division		T. Rowe Price Equity Income Portfolio II Division		Templeton Developing Markets VIP Class 2 Division

2015	2014	2015	2014	2015	2014

$54,436	$103,167	$33,291	$50,865	$124,222	$98,295
5,919,003	1,747,004	564,147	84,536	401,769	(115,423)
(9,531,917)	(416,604)	(770,679)	96,725	(1,769,575)	(583,490)
(3,558,478)	1,433,567	(173,241)	232,126	(1,243,584)	(600,618)

—	—	—	—	—	—

(3,558,478)	1,433,567	(173,241)	232,126	(1,243,584)	(600,618)

70,720,099	2,882,106	806,957	3,709,335	1,721,886	1,803,120
(2,390,274)	(836,372)	(556,317)	(12,536)	(279,631)	(632,411)
(208,885)	(86,705)	—	—	(283)	—
(280,180)	(79,571)	1,787	(141)	23,453	(6,821)
(8,809,519)	(1,560,552)	(1,555,798)	(3,626,310)	(1,309,948)	(1,122,279)
(1,999,788)	(740,018)	(27,916)	(39,859)	(145,035)	(152,556)
(179,116)	(61,953)	(4,263)	(5,985)	(19,417)	(19,925)
(38,767)	(13,243)	4,472	333	18,108	20,864
56,813,570	(496,308)	(1,331,078)	24,837	9,133	(110,008)
53,255,092	937,259	(1,504,319)	256,963	(1,234,451)	(710,626)

30,860,891	29,923,632	3,504,345	3,247,382	6,424,701	7,135,327
$84,115,983	$30,860,891	$2,000,026	$3,504,345	$5,190,250	$6,424,701

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Templeton Foreign VIP Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$443,142	$260,839
Total realized gains (losses) on investments	474,196	297,573
Change in net unrealized appreciation or depreciation of investments	(1,830,879)	(2,141,331)
Net gains (losses) from investments	(913,541)	(1,582,919)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(913,541)	(1,582,919)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	3,457,810	3,862,075
Contract terminations and surrenders	(170,006)	(301,328)
Death benefit payments	(627)	(5,891)
Policy loan transfers	6,736	(142,556)
Transfers to other contracts	(2,086,470)	(2,224,071)
Cost of insurance and administration charges	(201,846)	(200,306)
Mortality and expenses charges	(23,470)	(22,340)
Surrender charges	9,692	18,465
Increase (decrease) in net assets from policy related transactions	991,819	984,048
Total increase (decrease)	78,278	(598,871)

Net assets at beginning of period	12,882,197	13,481,068
Net assets at end of period	$12,960,475	$12,882,197

See accompanying notes.

Templeton Global Bond VIP Class 2 Division		TOPS Managed Risk Balanced ETF Class 2 Division		TOPS Managed Risk Growth ETF Class 2 Division

2015	2014	2015	2014	2015	2014

$1,475,415	$849,406	$4,285	$3,756	$51,196	$31,030
(410,396)	(80,625)	6,677	11,059	39,962	29,916
(1,875,149)	(508,760)	(25,901)	(6,994)	(428,978)	(17,870)
(810,130)	260,021	(14,939)	7,821	(337,820)	43,076

—	—	—	—	—	—

(810,130)	260,021	(14,939)	7,821	(337,820)	43,076

6,873,784	8,604,389	180,038	353,410	432,826	493,131
(665,344)	(423,770)	(1,197)	(49,442)	—	—
(37,618)	(18,138)	—	—	—	—
(37,345)	58,498	(1,097)	(1,380)	252	(85,972)
(4,800,673)	(5,484,407)	(152,678)	(90,153)	(68,690)	(141,685)
(406,769)	(379,030)	(8,962)	(11,650)	(138,906)	(124,346)
(45,872)	(41,839)	(835)	(1,084)	(14,214)	(11,688)
9,439	16,635	(511)	3,074	—	—
889,602	2,332,338	14,758	202,775	211,268	129,440
79,472	2,592,359	(181)	210,596	(126,552)	172,516

18,280,406	15,688,047	372,226	161,630	3,659,230	3,486,714
$18,359,878	$18,280,406	$372,045	$372,226	$3,532,678	$3,659,230

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	TOPS Managed Risk Moderate Growth ETF Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$17,894	$12,417
Total realized gains (losses) on investments	29,056	18,752
Change in net unrealized appreciation or depreciation of investments	(131,242)	(94)
Net gains (losses) from investments	(84,292)	31,075

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(84,292)	31,075

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	491,630	1,743,825
Contract terminations and surrenders	(8,818)	—
Death benefit payments	—	—
Policy loan transfers	(6)	(6,652)
Transfers to other contracts	(262,591)	(648,723)
Cost of insurance and administration charges	(40,958)	(28,260)
Mortality and expenses charges	(4,891)	(2,720)
Surrender charges	(20)	—
Increase (decrease) in net assets from policy related transactions	174,346	1,057,470
Total increase (decrease)	90,054	1,088,545

Net assets at beginning of period	1,351,585	263,040
Net assets at end of period	$1,441,639	$1,351,585

See accompanying notes.

Van Eck Global Hard Assets Initial Class Division		Van Eck Global Hard Assets Class S Division		Vanguard VIF Balanced Division

2015	2014	2015	2014	2015	2014

$2,078	$7,208	$198	$(2)	$1,187,958	$1,041,447
(666,371)	(111,587)	(44,570)	478	4,630,543	4,482,136
(2,323,353)	(1,752,237)	(193,809)	(176,617)	(5,816,622)	(1,112,153)
(2,987,646)	(1,856,616)	(238,181)	(176,141)	1,879	4,411,430

—	—	—	—	—	—

(2,987,646)	(1,856,616)	(238,181)	(176,141)	1,879	4,411,430

4,871,475	5,425,580	277,885	317,824	14,542,804	18,735,443
(322,224)	(474,449)	(18,903)	(34,824)	(3,902,145)	(2,014,984)
(663)	(1,284)	(2,337)	—	(74,568)	(10,747)
(51,956)	(3,278)	11,718	(48,155)	122,542	(90,672)
(2,572,258)	(3,767,165)	(190,979)	(195,356)	(9,261,069)	(14,803,197)
(130,948)	(146,444)	(33,674)	(38,104)	(899,291)	(873,086)
(16,663)	(18,504)	(2,925)	(3,266)	(144,215)	(139,654)
3,461	19,987	(913)	(445)	4,182	16,225
1,780,224	1,034,443	39,872	(2,326)	388,240	819,328
(1,207,422)	(822,173)	(198,309)	(178,467)	390,119	5,230,758

7,164,725	7,986,898	695,484	873,951	49,536,653	44,305,895
$5,957,303	$7,164,725	$497,175	$695,484	$49,926,772	$49,536,653

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Vanguard VIF Equity Index Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,530,346	$1,348,340
Total realized gains (losses) on investments	8,437,056	8,598,747
Change in net unrealized appreciation or depreciation of investments	(8,987,270)	782,223
Net gains (losses) from investments	980,132	10,729,310

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	980,132	10,729,310

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	33,556,976	35,442,784
Contract terminations and surrenders	(6,303,368)	(2,300,410)
Death benefit payments	(77,187)	(41,598)
Policy loan transfers	(336,690)	120,281
Transfers to other contracts	(14,864,152)	(27,723,777)
Cost of insurance and administration charges	(1,491,422)	(1,324,302)
Mortality and expenses charges	(231,461)	(202,551)
Surrender charges	28,339	49,447
Increase (decrease) in net assets from policy related transactions	10,281,035	4,019,874
Total increase (decrease)	11,261,167	14,749,184

Net assets at beginning of period	91,124,112	76,374,928
Net assets at end of period	$102,385,279	$91,124,112

(1) Commenced operations May 18, 2015. See accompanying notes.

Vanguard VIF Mid-Cap Index Division		Wanger International Division (1)	Wells Fargo Advantage VT Index Asset Allocation Class 2 Division

2015	2014	2015	2015	2014

$563,676	$343,495	$963	$18,731	$22,530
6,108,513	3,938,491	(32)	80,511	92,007
(7,375,647)	852,914	(6,238)	(79,796)	132,013
(703,458)	5,134,900	(5,307)	19,446	246,550

—	—	—	—	—

(703,458)	5,134,900	(5,307)	19,446	246,550

19,612,516	23,473,914	137,534	660,622	583,303
(2,983,257)	(1,629,633)	—	(201,119)	(140,604)
(80,956)	(283,477)	—	(13,105)	—
34,241	58,053	9,291	(7,395)	228,672
(13,864,544)	(13,736,093)	(10,418)	(101,641)	(367,920)
(955,213)	(764,355)	(489)	(61,030)	(56,806)
(130,658)	(106,378)	(42)	(5,668)	(5,653)
41,660	50,554	—	(2,110)	(2,405)
1,673,789	7,062,585	135,876	268,554	238,587
970,331	12,197,485	130,569	288,000	485,137

46,659,717	34,462,232	—	1,727,454	1,242,317
$47,630,048	$46,659,717	$130,569	$2,015,454	$1,727,454

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Wells Fargo Advantage VT Intrinsic Value Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$11,740	$9,061
Total realized gains (losses) on investments	263,507	53,238
Change in net unrealized appreciation or depreciation of investments	(281,632)	57,640
Net gains (losses) from investments	(6,385)	119,939

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(6,385)	119,939

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	171,438	387,041
Contract terminations and surrenders	(87,324)	(31,816)
Death benefit payments	(5,349)	(6)
Policy loan transfers	4,333	222,030
Transfers to other contracts	(91,924)	(309,112)
Cost of insurance and administration charges	(46,817)	(86,223)
Mortality and expenses charges	(4,190)	(4,713)
Surrender charges	(1,888)	(194)
Increase (decrease) in net assets from policy related transactions	(61,721)	177,007
Total increase (decrease)	(68,106)	296,946

Net assets at beginning of period	1,340,182	1,043,236
Net assets at end of period	$1,272,076	$1,340,182

See accompanying notes.

Wells Fargo Advantage VT Omega Growth Class 2 Division

2015	2014

$(51)	$(60)
1,314,470	1,556,456
(1,220,539)	(1,251,478)
93,880	304,918

—	—

93,880	304,918

4,831,007	4,385,254
(37,054)	(136,323)
—	(17,787)
2,333	(51,496)
(4,968,824)	(2,806,316)
(108,201)	(116,600)
(12,623)	(13,717)
(767)	(3,138)
(294,129)	1,239,877
(200,249)	1,544,795

7,040,113	5,495,318
$6,839,864	$7,040,113

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

1. Nature of Operations and Significant Accounting Policies

Principal Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2015, contractholder investment options include the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Balanced Account
Bond & Mortgage Securities Account
Bond Market Index Account (4)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap Value Account
MidCap Account
Money Market Account
Principal Capital Appreciation Account (9)
Principal LifeTime Strategic Income Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account (5)
Real Estate Securities Account
Short-Term Income Account
SmallCap Blend Account
Strategic Asset Management “SAM” Balanced Portfolio
Strategic Asset Management “SAM” Conservative Balanced Portfolio
Strategic Asset Management “SAM” Conservative Growth Portfolio
Strategic Asset Management “SAM” Flexible Income Portfolio
Strategic Asset Management “SAM” Strategic Growth Portfolio

AllianceBernstein Variable Product Series Fund Inc.:
Global Thematic Growth Portfolio – Class A
International Growth Portfolio – Class A
International Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

American Century Investments®:
VP Capital Appreciation Fund – Class II (6)
VP Income & Growth Fund – Class I
VP Income & Growth Fund – Class II
VP Inflation Protection Fund – Class II
VP International Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra Fund® – Class I
VP Ultra Fund® – Class II
VP Value Fund – Class II
American Funds Insurance Series: Blue Chip Income & Growth– Class 2 (10) Global Bond Fund – Class 2 (10)
Growth Fund – Class 2 (7)
International Fund – Class 2 (7)
New World Fund – Class 2 (7)
Calvert VP Portfolio:
EAFE International Index Portfolio – Class F
Investment Grade Bond Index Portfolio – Class I (6)
Russell 2000 Small Cap Index Portfolio – Class F
S&P 500 Index Portfolio – Class F (6)
S&P MidCap 400 Index Portfolio – Class F
ClearBridge Investments:
    ClearBridge Variable Mid Cap Core Portfolio Class I (10)
    ClearBridge Variable Small Cap Growth Portfolio Class I (5)
Delaware VIP® – Series:
    High Yield Service Class (7)
    Small Cap Value Series Service Class
    Smid Cap Growth Series Service Class (2)

Deutsche Alternative Asset Allocation VIP – Class B (5) (12) Deutsche Small Mid Cap Value VIP – Class B (13) Dreyfus Investment Portfolios: Core Value Portfolio – Service Shares
Technology Growth – Service Shares (4)
MidCap Stock – Service Shares (7)
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares
Dreyfus Variable Investment Fund:
Appreciation Portfolio – Service Shares
Opportunistic Small Cap Portfolio – Service Shares
    Quality Bond Portfolio – Service Shares

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Fidelity® Variable Insurance Products:
Asset Manager Portfolio – Service Class 2
Contrafund® Portfolio – Initial Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Initial Class
Equity-Income Portfolio – Service Class 2
Growth Portfolio – Service Class 2
High Income Portfolio – Initial Class
High Income Portfolio – Service Class 2
Mid Cap Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 2
Franklin Income VIP Fund – Class 2
Mutual Global Discovery VIP Fund – Class 2
Mutual Shares VIP Fund – Class 2
Franklin Rising Dividends VIP Fund – Class 2
Franklin Small Cap Value VIP Fund – Class 2
Franklin Strategic Income VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Goldman Sachs Variable Insurance Trust, Small Cap Equity Insights Fund – Institutional Shares
Invesco Variable Insurance Fund:
American Franchise Fund Series I (3) American Franchise Fund Series II (3) American Value – Series I (10) Core Equity Fund – Series I Shares
Core Equity Fund – Series II Shares Global Real Estate Fund – Series I Shares (5)
Global Health Care Fund – Series I Shares
International Growth Fund – Series I Shares
Mid Cap Core Equity Fund – Series II Shares
Mid Cap Growth Fund – Series I Shares (3) Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Janus Aspen Series:
Janus Aspen Balanced Portfolio – Service Shares
Janus Aspen Enterprise Portfolio – Service Shares
Janus Aspen Flexible Bond Portfolio – Service Shares
Janus Aspen Forty Portfolio – Service Shares
Janus Aspen Global Research Portfolio – Service Shares Janus Aspen Overseas Portfolio – Service Shares
JPMorgan Insurance Trust:
Core Bond Portfolio - Class 1 Shares
Small Cap Core Portfolio - Class 1 Shares

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

MFS ® Variable Insurance Trust:
Global Equity Series – Service Class
Growth Series – Service Class
Mid Cap Growth Series – Service Class
New Discovery Series – Service Class Research International Portfolio Series – Service Class (8)
Total Return Series – Service Class
Utilities Series – Service Class
Value Series – Service Class
MFS ®:
III Inflation-Adjusted Bond Portfolio – Service Class (10) III Mid Cap Value Portfolio Series – Service Class (10) International Value – Service Class (5)
Neuberger Berman Advisors Management Trust:
Guardian Portfolio – I Class Shares
Large Cap Value – I Class Shares Mid-Cap Growth Portfolio – S Class Shares (11)
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
PIMCO Variable Insurance Trust:
All Asset - Administrative Class (4) Commodity Real Strategy - Administrative Class (4) Emerging Market Bond - Administrative Class (4) High Yield Portfolio - Administrative Class
Long Term U.S. Government – Administrative Class (7) Real Return Portfolio - Administrative Class
Short-Term Portfolio - Administrative Class
Total Return Portfolio - Administrative Class
Putnam Variable Trust:
Growth & Income Fund – Class IB
International Equity Fund – Class IB
Voyager Fund – Class IB
T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio – II TOPS Managed Risk Balanced ETF - Class 2 (4) TOPS Managed Risk Growth ETF - Class 2 (4) TOPS Managed Risk Moderate Growth ETF - Class 2 (4)
Van Eck VIP Trust:
Global Hard Assets Fund - Initial Class Shares Global Hard Assets Fund - Class S Shares (2)
Vanguard Variable Insurance Fund:
Balanced Portfolio
Equity Index Portfolio
Mid-Cap Index Portfolio
Wanger International (10) Wells Fargo Advantage Variable Trust Funds®:
Index Asset Allocation Fund – Class 2
Intrinsic Value Fund – Class 2
Omega Growth Fund – Class 2

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

(1)    Organized by Principal Life Insurance Company.
(2)    Commencement of operations, May 23, 2011.
(3)    Commencement of operations, April 27, 2012.
(4)    Commencement of operations, May 21, 2012.
(5)    Commencement of operations, May 20, 2013.
(6)    Commencement of operations, April 24, 2014.
(7)    Commencement of operations, May 17, 2014.
(8)    Commencement of operations, March 27, 2015.
(9)    Commencement of operations, April 17, 2015.
(10)    Commencement of operations, May 18, 2015.
(11)    Commencement of operations, November 6, 2015.
(12)    Represented the operations of DWS Alternative Asset Allocation Class B Division until May 18, 2015.
(13)    Represented the operations of DWS Small Mid Cap Value Class B Division until May 18, 2015.

Commencement of operations date is the date that the division became available to contractholders.

During 2015, the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidation Subaccount	Reinvested Subaccount	Transferred Assets
April 17, 2015	LargeCap Blend II Class 1 Division	Principal Capital Appreciation Class 1 Division	$17,802,294
March 27, 2015	MFS VIT Research International Service Class Division	MFS VIT Research International Portfolio Service Class Division	3,271,037
November 6, 2015	Neuberger Berman AMT Small-Cap Growth S Class Division	Neuberger Berman AMT Mid Cap Growth Portfolio S Class Division	706,758
April 17, 2015	SmallCap Growth II Class 1 Division	SmallCap Blend Class 1 Division	26,544,657
April 17, 2015	SmallCap Value I Class 1 Division	SmallCap Blend Class 1 Division	32,726,867

The assets of the Separate Account are owned by Principal Life. The assets of the Separate Account support the following variable life insurance contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life: Benefit Variable Universal Life contracts, Benefit Variable Universal Life II contracts, Executive Variable Universal Life contracts, Executive Variable Universal Life II contracts, Flexible Variable Life contracts, PrinFlex Life® contracts, Survivorship Flexible Premium Variable Universal Life contracts, Variable Universal Life Accumulator contracts, Variable Universal Life Accumulator II contracts, Variable Universal Life Income contracts, and Variable Universal Life Income II contracts.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2015. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. Dividends are taken into income on an accrual basis as of the ex-dividend date. Investment transactions are accounted for on a trade date basis.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, the investments fall into Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses and charges:

Benefit Variable Universal Life contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.40% of the net policy value in years one through ten and 0.30% thereafter to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In all years, a sales charge of 6.50% of premiums less than or equal to target premium is deducted from each payment on behalf of each participant. The sales charge in excess of target premium is reduced to 5.0% in years one through five. After the fifth year, the sales charge is 6.50% of premiums paid. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Benefit Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.70% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through five, a sales charge of 6.70% of premiums paid up to target premium and 5.20% of premiums paid in excess of target premium is deducted from each payment on behalf of each participant. In policy years six and thereafter, a sales charge of 6.70% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Executive Variable Universal Life contracts – For policies issued prior to April 1, 2007, Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 4.50% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

(up to target premium) is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 3.0% of premiums paid (up to target premium) is deductible from each payment on behalf of each participant. No sales charge is deducted after year ten. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account. For policies issued April 1, 2007 and after, Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.75% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid (up to target premium) is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 3.0% of premiums paid (up to target premium) is deductible from each payment on behalf of each participant. No sales charge is deducted after year ten. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Executive Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted monthly at an annual rate of 0.20% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.75% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 5.75% of premiums paid is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 3.0% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Flexible Variable Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a monthly reduction of the unit value equivalent to an annual rate of 0.75% of the policy value. An annual administration charge of $60 for each policy and a cost of insurance charge, which is based on Principal Life’s expected future mortality experience, are deducted on a monthly basis through the redemption of units as compensation for administrative and insurance expenses, respectively. A sales charge of 5.0% and a tax charge of 2.0% are deducted from premium payments made on behalf of each participant. The sales and tax charges are deducted from the contributions by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25.0% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

PrinFlex Life® contracts – Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.90% of the division values through the ninth policy year. Each month thereafter, the charge will be deducted at an annual rate of 0.27% of the division values. A monthly administration charge of $0.60 for each $1,000 of policy face amount (with a maximum charge of $25 per month) will be deducted from policies in their first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 2.75% of premiums paid less than or equal to target premium and 0.75% of premiums in excess of target is deducted from premium payments on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is also deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Survivorship Flexible Premium Variable Universal Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.80% of the division values through the ninth policy year. Each month thereafter, the charge is deducted at an annual rate of 0.30% of the division values. A monthly administration charge of $8 is deducted from policies. There is an additional monthly administration charge in the first ten years (and ten years after an increase in the face amount) of $0.08 per $1,000 of face amount. The charge of $0.08 is increased by $0.005 per $1,000 for each insured classified as a smoker. In years 11 through 20 (after issue or adjustment) there is an additional monthly charge of $0.04 per $1,000 of face amount. After policy year 21, there is an additional monthly charge of $0.02 per $1,000 of face amount. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through ten, a sales charge of 5.0% of premiums paid less than or equal to target premium and 2.0% of premiums paid in excess of target is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 2.0% of premiums paid is deducted from each premium payment on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Variable Universal Life Accumulator contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid is deducted from each payment on behalf of each participant during the first five policy years. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Variable Universal Life Accumulator II contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid up to surrender target premium (1.25% of premiums in excess of surrender target premium) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Variable Universal Life Income contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid (without the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Variable Universal Life Income II contracts – For policies issued prior to May 18, 2009, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the asset value of each policy. The current administrative charge is $25 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.0% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account. For policies issued May 18, 2009 and after, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.50% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.0% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

During the year ended December 31, 2015, investment advisory and management fees were paid indirectly to Principal Management Corporation (“Manager”) (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Funds, Inc. Investment advisory and management fees are computed at the annual rate of 0.03% of the average daily net assets of the Principal Lifetime Accounts. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

The annual rates used in this calculation for each of the other accounts are shown in the following tables.

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Over $400
Balanced Account	0.60%	0.55%	0.50%	0.45%	0.40%
Bond & Mortgage Securities Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Over $1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40

	Net Assets of Accounts						Net Assets of Accounts
	(in millions)						(in millions)
	First $500	Next $500	Next $1 billion	Next $1 billion	Over $3 billion		First $200	Next $300	Over $500
LargeCap Growth	0.68%	0.63%	0.61%	0.56%	0.51%	Short-Term Income	0.50%	0.45%	0.40%
Account						Account

	Net Assets of Accounts
	First $2 billion	Over $2 billion		All Net Assets
Government & High Quality Bond Account	0.50%	0.45%	Bond Market Index Account	0.25%
			LargeCap S&P 500 Index Account	0.25

	Net Assets of Accounts
	(in millions)
	First $500	Over $500
Principal Capital Appreciation Account	0.625%	0.500%
The Manager has contractually agreed to limit the Separate Account’s investment advisory and management fees for certain of the Separate Accounts through the period ended April 30, 2016. The expense limit will reduce the Separate Account’s investment advisory and management fees by the following amounts:

LargeCap Growth Account I	0.016
The Manager has contractually agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make) for certain classes of shares of certain of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2015 through December 31, 2015
	Class 1	Class 2	Expiration
Principal LifeTime 2060 Account	0.13%	N/A	April 30, 2016
The Manager has contractually agreed to limit Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2016.
In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
3. Federal Income Taxes
The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2015:

Division:	Purchases	Sales

AllianceBernstein Global Thematic Growth Portfolio Class A Division:
Benefit Variable Universal Life II	$7,894	$3,780
Executive Variable Universal Life II	389,649	425,549

AllianceBernstein International Growth Class A Division:
Benefit Variable Universal Life II	$30,606	$2,518
Executive Variable Universal Life II	350,616	71,446

AllianceBernstein International Value Class A Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	3,600	481
Executive Variable Universal Life	84,214	22,390
Executive Variable Universal Life II	451,188	42,902
Principal Variable Universal Life Income II	65,456	27,226

AllianceBernstein Small Cap Growth Class A Division:
Benefit Variable Universal Life II	$60,289	$13,972
Executive Variable Universal Life II	740,162	349,884
Principal Variable Universal Life Income II	169,963	48,499

AllianceBernstein Small/Mid Cap Value Class A Division:
Benefit Variable Universal Life II	$179,736	$64,440
Executive Variable Universal Life II	2,488,658	1,150,672
Principal Variable Universal Life Income II	163,114	51,788

American Century VP Capital Appreciation Class II Division:
Benefit Variable Universal Life	$42,910	$56,622
Benefit Variable Universal Life II	32,258	7,303
Executive Variable Universal Life	434,740	46,167
Executive Variable Universal Life II	127,540	8,616
Principal Variable Universal Life Income II	31,252	18,098

American Century VP Income & Growth Class I Division:
Flexible Variable Life	$5,759	$5,639
PrinFlex Life®	410,164	358,647
Survivorship Flexible Premium Variable Universal Life	22,930	2,873
Principal Variable Universal Life Accumulator	153,060	134,206

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
American Century VP Income & Growth Class II Division:
Benefit Variable Universal Life	$12,372	$11,821
Benefit Variable Universal Life II	31,521	3,740
Executive Variable Universal Life	994,476	630,424
Executive Variable Universal Life II	1,553,859	710,007
Principal Variable Universal Life Accumulator II	157,067	118,389
Principal Variable Universal Life Income	233,142	202,731
Principal Variable Universal Life Income II	159,891	58,954

American Century VP Inflation Protection Class II Division:
Flexible Variable Life	$9,999	$8,666
PrinFlex Life®	151,307	198,126
Survivorship Flexible Premium Variable Universal Life	47,107	1,966
Principal Variable Universal Life Accumulator	5,925	20,257
Principal Variable Universal Life Accumulator II	114,675	162,333
Principal Variable Universal Life Income	50,700	59,211
Principal Variable Universal Life Income II	97,948	48,516

American Century VP International Class II Division:
Benefit Variable Universal Life	$451,579	$58,700
Benefit Variable Universal Life II	2,281	117,345
Executive Variable Universal Life	367,966	49,639
Executive Variable Universal Life II	528,012	357,274

American Century VP Mid Cap Value Class II Division:
Benefit Variable Universal Life	$76,012	$234,216
Benefit Variable Universal Life II	316,292	219,354
Executive Variable Universal Life	4,140,954	3,465,510
Executive Variable Universal Life II	3,607,994	2,236,653
Flexible Variable Life	3,430	3,390
PrinFlex Life®	202,220	199,696
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	14,634	15,428
Principal Variable Universal Life Accumulator II	31,014	91,547
Principal Variable Universal Life Income	36,523	27,738
Principal Variable Universal Life Income II	207,205	66,003

American Century VP Ultra Class I Division:
Flexible Variable Life	$3,804	$577
PrinFlex Life®	260,123	189,923
Survivorship Flexible Premium Variable Universal Life	22,771	35,567
Principal Variable Universal Life Accumulator	129,258	114,451

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
American Century VP Ultra Class II Division:
Benefit Variable Universal Life	$47,673	$47,448
Executive Variable Universal Life	1,083,258	421,140
Principal Variable Universal Life Accumulator II	274,907	132,431
Principal Variable Universal Life Income	139,635	100,676

American Century VP Value Class II Division:
Benefit Variable Universal Life	$270,790	$245,114
Benefit Variable Universal Life II	126,898	103,556
Executive Variable Universal Life	5,254,704	5,082,466
Executive Variable Universal Life II	3,762,771	1,674,705
Flexible Variable Life	4,511	3,517
PrinFlex Life®	275,143	456,092
Survivorship Flexible Premium Variable Universal Life	65,503	28,410
Principal Variable Universal Life Accumulator	91,629	129,950
Principal Variable Universal Life Accumulator II	327,048	434,843
Principal Variable Universal Life Income	300,994	295,950
Principal Variable Universal Life Income II	277,530	208,362

American Funds Insurance Series Blue Chip Income & Growth Class 2 Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	27	1
Executive Variable Universal Life	229,345	—
Executive Variable Universal Life II	2,473	23
Flexible Variable Life	—	—
PrinFlex Life®	27,826	895
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	67,766	209
Principal Variable Universal Life Income	2,808	146
Principal Variable Universal Life Income II	34,990	625

American Funds Insurance Series Global Bond Class 2 Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	—	—

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
American Funds Insurance Series Growth Fund Class 2 Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	25,734	1,672
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	1,427,004	716,867
Flexible Variable Life	—	—
PrinFlex Life®	116,717	19,595
Survivorship Flexible Premium Variable Universal Life	757	561
Principal Variable Universal Life Accumulator	4,905	89
Principal Variable Universal Life Accumulator II	47,123	250
Principal Variable Universal Life Income	59,823	20,055
Principal Variable Universal Life Income II	152,620	11,722

American Funds Insurance Series International Fund Class 2 Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	2,049	113
Executive Variable Universal Life	92,243	89,342
Executive Variable Universal Life II	1,751,944	471,293
Flexible Variable Life	—	—
PrinFlex Life®	107,379	20,502
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	4,510	161
Principal Variable Universal Life Accumulator II	39,960	1,801
Principal Variable Universal Life Income	67,240	1,887
Principal Variable Universal Life Income II	89,587	17,246

American Funds Insurance Series New World Fund Class 2 Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	2,871	79
Executive Variable Universal Life	627,533	27,619
Executive Variable Universal Life II	1,080,915	339,623
Flexible Variable Life	—	—
PrinFlex Life®	49,482	11,052
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	956	550
Principal Variable Universal Life Accumulator II	35,979	7,426
Principal Variable Universal Life Income	55,630	1,041
Principal Variable Universal Life Income II	51,054	11,771

Balanced Class 1 Division:
Flexible Variable Life	$328,368	$341,937
PrinFlex Life®	1,844,753	1,767,432
Survivorship Flexible Premium Variable Universal Life	228,955	450,637
Principal Variable Universal Life Accumulator	161,425	147,279
Principal Variable Universal Life Accumulator II	203,089	238,635
Principal Variable Universal Life Income	173,478	101,769

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Bond & Mortgage Securities Class 1 Division:
Benefit Variable Universal Life	$795,463	$656,359
Benefit Variable Universal Life II	197,157	103,642
Executive Variable Universal Life	7,653,308	5,829,018
Executive Variable Universal Life II	1,959,563	690,016
Flexible Variable Life	113,639	247,558
PrinFlex Life®	1,874,117	2,786,533
Survivorship Flexible Premium Variable Universal Life	168,505	177,360
Principal Variable Universal Life Accumulator	5,855,860	589,196
Principal Variable Universal Life Accumulator II	969,037	1,153,824
Principal Variable Universal Life Income	736,381	1,005,520
Principal Variable Universal Life Income II	547,655	222,225

Bond Market Index Class 1 Division:
Benefit Variable Universal Life	$7,339	$1,803
Benefit Variable Universal Life II	21,266	11,915
Executive Variable Universal Life	561,515	488,621
Executive Variable Universal Life II	1,568,808	238,753

Calvert EAFE International Index Class F Division:
Benefit Variable Universal Life II	$41,056	$27,881
Executive Variable Universal Life II	864,457	788,454

Calvert Investment Grade Bond Index Class I Division:
Benefit Variable Universal Life II	418	81
Executive Variable Universal Life II	480,768	235,969
Principal Variable Universal Life Income II	102,704	78,440

Calvert Russell 2000 Small Cap Index Class F Division:
Benefit Variable Universal Life	$134,021	$311,711
Benefit Variable Universal Life II	157,097	61,586
Executive Variable Universal Life	3,324,575	2,166,996
Executive Variable Universal Life II	3,015,442	2,453,662
Principal Variable Universal Life Accumulator II	27,962	17,358
Principal Variable Universal Life Income	123,339	68,567
Principal Variable Universal Life Income II	130,945	72,010

Calvert S&P 500 Index Class F Division:
Flexible Variable Life	$673	$542
PrinFlex Life®	28,420	54,274
Survivorship Flexible Premium Variable Universal Life	93	132
Principal Variable Universal Life Accumulator	6,382	1,249
Principal Variable Universal Life Accumulator II	11,203	836
Principal Variable Universal Life Income	146,604	44,616
Principal Variable Universal Life Income II	66,499	30,812

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Calvert S&P MidCap 400 Index Class F Division:
Principal Variable Universal Life Accumulator II	$22,609	$9,778
Principal Variable Universal Life Income	58,277	97,748
Principal Variable Universal Life Income II	234,889	83,054

ClearBridge Mid Cap Core Portfolio Class I Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	2,060	15
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	—	—
Flexible Variable Life	—	—
PrinFlex Life®	8,939	33
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	2,175	15
Principal Variable Universal Life Accumulator II	10,180	12
Principal Variable Universal Life Income	7,153	77
Principal Variable Universal Life Income II	1,303	211

ClearBridge Small Cap Growth Class I Division:
Benefit Variable Universal Life	$42,509	$956
Benefit Variable Universal Life II	58,538	26,714
Executive Variable Universal Life	4,341,050	2,537,236
Executive Variable Universal Life II	3,551,848	1,544,058

Delaware High Yield Service Class Division:
Benefit Variable Universal Life	$99,461	$42,457
Benefit Variable Universal Life II	27,900	6,436
Executive Variable Universal Life	88,433	205,460
Executive Variable Universal Life II	497,259	377,006

Delaware Small Cap Value Service Class Division:
Benefit Variable Universal Life	$204,500	$89,259
Benefit Variable Universal Life II	142,451	130,550
Executive Variable Universal Life	2,342,853	1,900,536
Executive Variable Universal Life II	3,483,515	1,514,462
Flexible Variable Life	17,573	1,700
PrinFlex Life®	132,516	175,288
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	56,159	22,240
Principal Variable Universal Life Accumulator II	47,102	23,097
Principal Variable Universal Life Income	139,383	62,325
Principal Variable Universal Life Income II	174,241	58,417

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Delaware Smid Cap Growth Service Class Division:
Flexible Variable Life	$18,218	$14,983
PrinFlex Life®	333,280	133,144
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	137,223	16,188
Principal Variable Universal Life Accumulator II	231,310	156,637
Principal Variable Universal Life Income	114,508	54,167
Principal Variable Universal Life Income II	157,751	56,233

Deutsche Alternative Asset Allocation Class B Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	7,647	307
Executive Variable Universal Life	8,166	100
Executive Variable Universal Life II	399,873	112,921

Deutsche Small Mid Cap Value Class B Division:
Benefit Variable Universal Life	$20,122	$1,460
Benefit Variable Universal Life II	28,304	20,344
Executive Variable Universal Life	241,207	1,195,592
Executive Variable Universal Life II	580,778	301,533
Flexible Variable Life	774	158
PrinFlex Life®	24,390	40,804
Survivorship Flexible Premium Variable Universal Life	2,048	—
Principal Variable Universal Life Accumulator	1,025	—
Principal Variable Universal Life Accumulator II	29,076	69,528
Principal Variable Universal Life Income	14,519	3,659
Principal Variable Universal Life Income II	131,072	35,483

Diversified International Class 1 Division:
Benefit Variable Universal Life	$1,522,576	$936,216
Benefit Variable Universal Life II	218,913	138,339
Executive Variable Universal Life	7,674,261	6,437,056
Executive Variable Universal Life II	4,602,366	3,094,617
Flexible Variable Life	16,001	10,114
PrinFlex Life®	5,130,980	6,263,468
Survivorship Flexible Premium Variable Universal Life	386,798	500,056
Principal Variable Universal Life Accumulator	1,014,334	2,381,906
Principal Variable Universal Life Accumulator II	2,104,140	2,469,638
Principal Variable Universal Life Income	2,966,031	3,147,702
Principal Variable Universal Life Income II	626,205	327,207

Dreyfus IP Core Value Service Shares Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	29,585	3,597
Executive Variable Universal Life	203,668	16,276
Executive Variable Universal Life II	90,339	4,057

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Dreyfus IP MidCap Stock Service Shares Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	7,230	1,857
Executive Variable Universal Life	30,969	5,218
Executive Variable Universal Life II	172,316	6,154
Flexible Variable Life	—	—
PrinFlex Life®	24,796	83
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	2,343	1,609
Principal Variable Universal Life Accumulator II	6,964	1,386
Principal Variable Universal Life Income	7,059	5,898
Principal Variable Universal Life Income II	5,472	742

Dreyfus IP Technology Growth Service Shares Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	92,168	36,318
Executive Variable Universal Life	31,909	4,234
Executive Variable Universal Life II	559,670	228,190

Dreyfus Socially Responsible Growth Service Shares Division:
Benefit Variable Universal Life	$17,181	$34,298
Benefit Variable Universal Life II	3,370	3,564
Executive Variable Universal Life	148,760	174,931
Executive Variable Universal Life II	158,262	9,766

Dreyfus VIF Appreciation Service Shares Division:
Benefit Variable Universal Life	$257,371	$62,446
Benefit Variable Universal Life II	42,152	53,631
Executive Variable Universal Life	578,023	528,129
Executive Variable Universal Life II	400,902	364,154

Dreyfus VIF Opportunistic Small Cap Service Shares Division:
Benefit Variable Universal Life	$91,538	$27,355
Executive Variable Universal Life	172,220	86,208
Principal Variable Universal Life Accumulator II	196,278	284,238
Principal Variable Universal Life Income	261,938	358,401

Dreyfus VIF Quality Bond Service Shares Division:
Benefit Variable Universal Life	$40,104	$97,818
Executive Variable Universal Life	711,064	676,469

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Equity Income Class 1 Division:
Benefit Variable Universal Life	$179,291	$204,799
Benefit Variable Universal Life II	303,559	315,404
Executive Variable Universal Life	5,857,324	2,905,701
Executive Variable Universal Life II	6,632,947	3,581,364
Flexible Variable Life	10,942	59,163
PrinFlex Life®	995,373	1,728,632
Survivorship Flexible Premium Variable Universal Life	98,929	132,372
Principal Variable Universal Life Accumulator	224,178	399,351
Principal Variable Universal Life Accumulator II	870,366	1,115,418
Principal Variable Universal Life Income	1,102,857	1,493,868
Principal Variable Universal Life Income II	252,770	104,176

Fidelity VIP Asset Manager Service Class 2 Division:
Benefit Variable Universal Life	$180,122	$176,678
Executive Variable Universal Life	772,845	264,340

Fidelity VIP Contrafund Initial Class Division:
Flexible Variable Life	$49,452	$30,014
PrinFlex Life®	9,430,897	8,008,597
Survivorship Flexible Premium Variable Universal Life	713,262	391,986
Principal Variable Universal Life Accumulator	829,972	773,630

Fidelity VIP Contrafund Service Class 2 Division:
Benefit Variable Universal Life	$2,213,940	$1,305,277
Benefit Variable Universal Life II	452,099	210,590
Executive Variable Universal Life	14,458,784	16,057,557
Executive Variable Universal Life II	6,861,208	7,257,060
Principal Variable Universal Life Accumulator II	1,531,205	1,276,380
Principal Variable Universal Life Income	2,343,698	1,634,803
Principal Variable Universal Life Income II	1,193,122	637,217

Fidelity VIP Equity-Income Initial Class Division:
Flexible Variable Life	$11,623	$2,142
PrinFlex Life®	3,415,280	2,559,306
Survivorship Flexible Premium Variable Universal Life	359,277	126,925
Principal Variable Universal Life Accumulator	436,193	413,468

Fidelity VIP Equity-Income Service Class 2 Division:
Benefit Variable Universal Life	$384,777	$718,309
Benefit Variable Universal Life II	59,571	16,748
Executive Variable Universal Life	2,256,991	2,046,888
Executive Variable Universal Life II	800,352	1,154,352
Principal Variable Universal Life Accumulator II	1,386,674	1,057,743
Principal Variable Universal Life Income	1,125,991	856,521
Principal Variable Universal Life Income II	391,282	192,901

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Fidelity VIP Growth Service Class 2 Division:
Benefit Variable Universal Life	$342,340	$355,699
Executive Variable Universal Life	1,108,866	789,287
Flexible Variable Life	3,345	1,016
PrinFlex Life®	201,795	269,146
Survivorship Flexible Premium Variable Universal Life	17,380	18,786
Principal Variable Universal Life Accumulator	88,912	87,448
Principal Variable Universal Life Accumulator II	315,281	378,876
Principal Variable Universal Life Income	257,633	565,656

Fidelity VIP High Income Initial Class Division:
Flexible Variable Life	$3,608	$1,972
PrinFlex Life®	1,384,479	1,430,569
Survivorship Flexible Premium Variable Universal Life	96,904	306,659
Principal Variable Universal Life Accumulator	92,897	91,299

Fidelity VIP High Income Service Class 2 Division:
Benefit Variable Universal Life	$1,013,546	$1,663,208
Benefit Variable Universal Life II	66,328	41,340
Executive Variable Universal Life	4,547,563	7,078,382
Executive Variable Universal Life II	1,578,155	2,032,765
Principal Variable Universal Life Accumulator II	556,083	341,328
Principal Variable Universal Life Income	363,149	231,157
Principal Variable Universal Life Income II	532,079	196,850

Fidelity VIP Mid Cap Service Class 2 Division:
Benefit Variable Universal Life	$1,479,288	$816,383
Benefit Variable Universal Life II	293,891	163,718
Executive Variable Universal Life	6,362,541	5,065,191
Executive Variable Universal Life II	4,733,923	3,272,004
Principal Variable Universal Life Accumulator II	635,522	540,693
Principal Variable Universal Life Income	1,006,556	602,508
Principal Variable Universal Life Income II	602,440	323,482

Franklin Income VIP Class 2 Division:
Benefit Variable Universal Life	$701,071	$237,395
Benefit Variable Universal Life II	159,248	135,650
Executive Variable Universal Life	2,447,543	4,043,971
Executive Variable Universal Life II	2,408,987	1,764,982

Franklin Mutual Global Discovery VIP Class 2 Division:
Benefit Variable Universal Life	$637,447	$557,302
Benefit Variable Universal Life II	206,663	103,608
Executive Variable Universal Life	4,610,100	3,402,327
Executive Variable Universal Life II	3,631,979	2,274,860
Principal Variable Universal Life Income II	435,736	165,796

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Franklin Mutual Shares VIP Class 2 Division:
Benefit Variable Universal Life	$357,713	$359,119
Benefit Variable Universal Life II	17,926	2,333
Executive Variable Universal Life	2,249,243	2,006,177
Executive Variable Universal Life II	1,235,024	1,743,892

Franklin Rising Dividends VIP Class 2 Division:
Benefit Variable Universal Life	$350,696	$131,434
Benefit Variable Universal Life II	175,076	83,586
Executive Variable Universal Life	1,897,166	3,037,225
Executive Variable Universal Life II	3,507,628	2,965,818
Principal Variable Universal Life Income II	470,170	177,883

Franklin Small Cap Value VIP Class 2 Division:
Benefit Variable Universal Life	$425,004	$537,944
Benefit Variable Universal Life II	254,729	57,478
Executive Variable Universal Life	4,073,545	3,688,865
Executive Variable Universal Life II	3,218,874	1,791,821
Flexible Variable Life	15,733	170
PrinFlex Life®	48,849	54,014
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	16,168	1,743
Principal Variable Universal Life Accumulator II	22,748	15,729
Principal Variable Universal Life Income	12,830	1,582
Principal Variable Universal Life Income II	37,566	2,422

Franklin Strategic Income VIP Class 2 Division:
Benefit Variable Universal Life	$151,892	$220,803
Benefit Variable Universal Life II	220,140	47,058
Executive Variable Universal Life	4,745,371	4,148,754
Executive Variable Universal Life II	4,310,456	2,367,103

Franklin U.S. Government Securities VIP Class 2 Division:
Benefit Variable Universal Life	$6,946	$19,423
Benefit Variable Universal Life II	11,022	2,266
Executive Variable Universal Life	56,191	2,481
Executive Variable Universal Life II	422,390	314,150

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
Benefit Variable Universal Life	$41,857	$44,627
Executive Variable Universal Life	728,140	817,522

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Government & High Quality Bond Class 1 Division:
Benefit Variable Universal Life	$661,405	$273,544
Benefit Variable Universal Life II	123,558	120,480
Executive Variable Universal Life	5,455,270	3,677,233
Executive Variable Universal Life II	3,295,735	1,503,720
Flexible Variable Life	11,784	10,641
PrinFlex Life®	1,609,477	1,786,074
Survivorship Flexible Premium Variable Universal Life	102,229	178,248
Principal Variable Universal Life Accumulator	880,045	910,559
Principal Variable Universal Life Accumulator II	1,020,605	550,792
Principal Variable Universal Life Income	691,550	840,806
Principal Variable Universal Life Income II	345,633	223,469

International Emerging Markets Class 1 Division:
Benefit Variable Universal Life	$116,994	$207,865
Benefit Variable Universal Life II	230,775	157,918
Executive Variable Universal Life	3,494,528	2,556,035
Executive Variable Universal Life II	3,659,315	3,143,748
Flexible Variable Life	12,827	90,066
PrinFlex Life®	1,158,815	1,388,975
Survivorship Flexible Premium Variable Universal Life	126,512	60,286
Principal Variable Universal Life Accumulator	435,601	449,192
Principal Variable Universal Life Accumulator II	886,256	857,968
Principal Variable Universal Life Income	1,437,350	1,137,184
Principal Variable Universal Life Income II	894,155	619,668

Invesco American Franchise Series I Division:
Benefit Variable Universal Life	$38,400	$19,818
Executive Variable Universal Life	204,153	366,699
Flexible Variable Life	19,514	865
PrinFlex Life®	194,603	95,070
Survivorship Flexible Premium Variable Universal Life	5,232	29,515
Principal Variable Universal Life Accumulator	40,703	37,618

Invesco American Franchise Series II Division:
Benefit Variable Universal Life II	$39,088	$9,215
Executive Variable Universal Life II	302,346	137,346
Principal Variable Universal Life Accumulator II	51,952	62,894
Principal Variable Universal Life Income	59,639	35,467
Principal Variable Universal Life Income II	27,469	22,399

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Invesco American Value Series I Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	—	—
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	—	—
Principal Variable Universal Life Income	—	—
Principal Variable Universal Life Income II	539	33

Invesco Core Equity Series I Division:
Benefit Variable Universal Life	$191,953	$24,785
Executive Variable Universal Life	620,163	1,408,573
Flexible Variable Life	5,934	4,290
PrinFlex Life®	611,269	457,037
Survivorship Flexible Premium Variable Universal Life	134,790	55,717
Principal Variable Universal Life Accumulator	292,667	219,551

Invesco Core Equity Series II Division:
Benefit Variable Universal Life II	$33,593	$95,391
Executive Variable Universal Life II	556,815	1,718,056
Principal Variable Universal Life Accumulator II	767,210	557,597
Principal Variable Universal Life Income	845,944	909,623
Principal Variable Universal Life Income II	132,221	49,181

Invesco Global Health Care Series I Division:
Benefit Variable Universal Life	$570,569	$202,890
Benefit Variable Universal Life II	140,253	61,882
Executive Variable Universal Life	5,656,667	3,660,079
Executive Variable Universal Life II	4,904,362	3,793,503
Flexible Variable Life	16,907	6,063
PrinFlex Life®	1,238,851	606,089
Survivorship Flexible Premium Variable Universal Life	100,944	48,261
Principal Variable Universal Life Accumulator	226,305	268,117
Principal Variable Universal Life Accumulator II	670,303	514,690
Principal Variable Universal Life Income	1,004,108	391,232
Principal Variable Universal Life Income II	363,683	212,346

Invesco Global Real Estate Series I Division:
Benefit Variable Universal Life	$3,902	$673
Benefit Variable Universal Life II	24,539	2,292
Executive Variable Universal Life	122,735	97,351
Executive Variable Universal Life II	484,227	152,452

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Invesco International Growth Series I Division:
Benefit Variable Universal Life	$99,606	$125,279
Benefit Variable Universal Life II	148,530	77,401
Executive Variable Universal Life	4,851,359	3,922,809
Executive Variable Universal Life II	3,366,693	1,766,080

Invesco Mid Cap Core Equity Series II Division:
Benefit Variable Universal Life	$16,773	$14,346
Benefit Variable Universal Life II	6,879	1,304
Executive Variable Universal Life	49,521	12,934
Executive Variable Universal Life II	91,979	33,199
Flexible Variable Life	490	88
PrinFlex Life®	34,473	8,127
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	533	137
Principal Variable Universal Life Income	21,183	12,125
Principal Variable Universal Life Income II	12,707	3,874

Invesco Mid Cap Growth Series I Division:
Benefit Variable Universal Life	$56,884	$6,652
Benefit Variable Universal Life II	23,610	4,681
Executive Variable Universal Life	713,711	183,959
Executive Variable Universal Life II	223,618	28,243
Flexible Variable Life	1,991	901
PrinFlex Life®	131,766	72,250
Survivorship Flexible Premium Variable Universal Life	8,038	4,401
Principal Variable Universal Life Accumulator	24,796	22,824

Invesco Small Cap Equity Series I Division:
Benefit Variable Universal Life	$331,558	$160,425
Benefit Variable Universal Life II	71,638	23,717
Executive Variable Universal Life	2,418,149	4,791,893
Executive Variable Universal Life II	1,854,484	1,558,268
Flexible Variable Life	1,101	415
PrinFlex Life®	278,538	272,296
Survivorship Flexible Premium Variable Universal Life	58,397	48,630
Principal Variable Universal Life Accumulator	97,509	25,229

Invesco Technology Series I Division:
Benefit Variable Universal Life	$117,009	$43,206
Executive Variable Universal Life	1,625,627	791,001
Flexible Variable Life	26,306	5,621
PrinFlex Life®	298,648	236,741
Survivorship Flexible Premium Variable Universal Life	19,942	79,926
Principal Variable Universal Life Accumulator	71,896	45,143

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Janus Aspen Balanced Service Shares Division:
Benefit Variable Universal Life	$92,422	$144,755
Benefit Variable Universal Life II	334,221	136,145
Executive Variable Universal Life	4,552,475	2,212,628
Executive Variable Universal Life II	4,383,694	2,290,192

Janus Aspen Enterprise Service Shares Division:
Benefit Variable Universal Life	$370,661	$95,000
Benefit Variable Universal Life II	205,478	125,003
Executive Variable Universal Life	4,638,922	4,045,573
Executive Variable Universal Life II	8,378,637	3,595,123
Flexible Variable Life	5,561	12,074
PrinFlex Life®	689,277	438,507
Survivorship Flexible Premium Variable Universal Life	26,033	15,480
Principal Variable Universal Life Accumulator	242,181	179,695

Janus Aspen Flexible Bond Service Shares Division:
Benefit Variable Universal Life	$805,951	$572,224
Benefit Variable Universal Life II	102,247	147,630
Executive Variable Universal Life	6,787,680	5,202,732
Executive Variable Universal Life II	5,475,250	4,061,610

Janus Aspen Forty Service Shares Division:
Benefit Variable Universal Life II	$168,943	$41,092
Executive Variable Universal Life II	3,180,862	1,209,669
Principal Variable Universal Life Income II	493,096	199,360

Janus Aspen Global Research Service Shares Division:
Benefit Variable Universal Life	$83,418	$35,167
Benefit Variable Universal Life II	22,745	39,338
Executive Variable Universal Life	205,897	210,323
Executive Variable Universal Life II	746,402	484,813

Janus Aspen Overseas Service Shares Division:
Benefit Variable Universal Life	$63,725	$123,226
Executive Variable Universal Life	718,356	1,365,159

JP Morgan Core Bond Class I Division:
Benefit Variable Universal Life	$120,385	$162,738
Executive Variable Universal Life	1,425,257	1,677,747

JP Morgan Small Cap Core Class I Division:
Benefit Variable Universal Life	$575,522	$193,797
Executive Variable Universal Life	2,374,584	2,404,850

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
LargeCap Growth Class 1 Division:
Benefit Variable Universal Life	$106,123	$149,564
Benefit Variable Universal Life II	65,754	519,941
Executive Variable Universal Life	1,355,797	973,374
Executive Variable Universal Life II	900,147	645,431
Flexible Variable Life	3,931	3,510
PrinFlex Life®	1,591,504	3,071,565
Survivorship Flexible Premium Variable Universal Life	85,954	124,629
Principal Variable Universal Life Accumulator	88,818	1,843,234
Principal Variable Universal Life Accumulator II	259,065	149,285
Principal Variable Universal Life Income	322,778	357,950
Principal Variable Universal Life Income II	147,133	61,489

LargeCap Growth I Class 1 Division:
Benefit Variable Universal Life	$799,126	$280,641
Benefit Variable Universal Life II	899,409	643,161
Executive Variable Universal Life	10,426,493	3,242,588
Executive Variable Universal Life II	20,250,775	7,843,319
Flexible Variable Life	17,483	7,162
PrinFlex Life®	13,593,202	9,167,182
Survivorship Flexible Premium Variable Universal Life	774,057	408,803
Principal Variable Universal Life Accumulator	662,707	303,520
Principal Variable Universal Life Accumulator II	1,536,074	865,064
Principal Variable Universal Life Income	1,173,591	900,598
Principal Variable Universal Life Income II	808,574	239,530

LargeCap S&P 500 Index Class 1 Division:
Benefit Variable Universal Life II	$899,600	$726,485
Executive Variable Universal Life II	31,219,825	14,548,115
Flexible Variable Life	11,228	18,588
PrinFlex Life®	2,594,233	2,791,293
Survivorship Flexible Premium Variable Universal Life	198,794	281,267
Principal Variable Universal Life Accumulator	218,235	399,673
Principal Variable Universal Life Accumulator II	940,853	1,016,008
Principal Variable Universal Life Income	968,177	791,602
Principal Variable Universal Life Income II	810,068	823,302

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
LargeCap Value Class 1 Division:
Benefit Variable Universal Life	$93,638	$30,695
Benefit Variable Universal Life II	130,527	28,201
Executive Variable Universal Life	1,939,232	1,559,235
Executive Variable Universal Life II	826,916	1,702,346
Flexible Variable Life	812,951	644,404
PrinFlex Life®	4,949,105	3,559,965
Survivorship Flexible Premium Variable Universal Life	661,079	188,163
Principal Variable Universal Life Accumulator	3,625,688	1,133,589
Principal Variable Universal Life Accumulator II	627,179	482,676
Principal Variable Universal Life Income	787,373	683,319
Principal Variable Universal Life Income II	582,207	273,032

MFS International Value Service Class Division:
Benefit Variable Universal Life	$8,505	$2,168
Benefit Variable Universal Life II	36,904	3,475
Executive Variable Universal Life	1,488,192	1,522,370
Executive Variable Universal Life II	2,583,869	590,505

MFS VIT Global Equity Service Class Division:
Benefit Variable Universal Life	$25,944	$7,987
Benefit Variable Universal Life II	73,070	49,809
Executive Variable Universal Life	732,137	945,092
Executive Variable Universal Life II	2,767,146	1,620,842

MFS VIT Growth Service Class Division:
Benefit Variable Universal Life	$351,199	$442,990
Benefit Variable Universal Life II	206,352	120,372
Executive Variable Universal Life	4,492,730	3,755,755
Executive Variable Universal Life II	5,864,926	2,713,366

MFS VIT Inflation-Adjusted Bond Service Class Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	1,610	7
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	—	—

MFS VIT MidCap Growth Service Class Division:
Benefit Variable Universal Life	$25,388	$27,828
Executive Variable Universal Life	163,442	19,707

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
MFS VIT Mid Cap Value Portfolio Service Class Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	3,008	68
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	1,364	15
Flexible Variable Life	—	—
PrinFlex Life®	7,653	110
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	—	—
Principal Variable Universal Life Income	7,864	90
Principal Variable Universal Life Income II	89,634	499

MFS VIT New Discovery Service Class Division:
Benefit Variable Universal Life	$179,072	$346,445
Benefit Variable Universal Life II	158,516	173,029
Executive Variable Universal Life	1,785,657	3,266,458
Executive Variable Universal Life II	2,181,054	2,698,646
Flexible Variable Life	830	630
PrinFlex Life®	41,259	59,300
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	12,084	1,622
Principal Variable Universal Life Accumulator II	59,838	56,769
Principal Variable Universal Life Income	96,997	245,295
Principal Variable Universal Life Income II	239,787	85,721

MFS VIT Research International Portfolio Service Class Division:
Benefit Variable Universal Life	$309,885	$7,505
Benefit Variable Universal Life II	338,382	120,912
Executive Variable Universal Life	586,388	154,018
Executive Variable Universal Life II	3,869,192	1,153,628

MFS VIT Total Return Service Class Division:
Benefit Variable Universal Life II	$5,235	$687
Executive Variable Universal Life II	208,138	217,683

MFS VIT Utilities Service Class Division:
Benefit Variable Universal Life II	$166,116	$104,096
Executive Variable Universal Life II	1,036,385	882,979
Principal Variable Universal Life Income II	506,924	129,650

MFS VIT Value Service Class Division:
Benefit Variable Universal Life	$737,371	$269,676
Benefit Variable Universal Life II	332,655	206,168
Executive Variable Universal Life	5,329,623	6,496,478
Executive Variable Universal Life II	4,508,397	2,672,529

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
MidCap Class 1 Division:
Benefit Variable Universal Life	$1,921,479	$1,236,221
Benefit Variable Universal Life II	482,617	193,343
Executive Variable Universal Life	10,633,696	10,020,797
Executive Variable Universal Life II	5,694,080	5,241,673
Flexible Variable Life	2,289,235	2,292,187
PrinFlex Life®	11,982,763	9,721,856
Survivorship Flexible Premium Variable Universal Life	907,354	569,589
Principal Variable Universal Life Accumulator	2,040,690	1,694,543
Principal Variable Universal Life Accumulator II	3,427,803	2,969,160
Principal Variable Universal Life Income	3,650,437	2,974,809
Principal Variable Universal Life Income II	1,890,087	670,635

Money Market Class 1 Division:
Benefit Variable Universal Life	$5,613,851	$5,835,959
Benefit Variable Universal Life II	1,708,381	1,018,653
Executive Variable Universal Life	42,979,493	54,129,369
Executive Variable Universal Life II	102,840,278	82,684,097
Flexible Variable Life	260,322	292,991
PrinFlex Life®	4,015,977	4,555,033
Survivorship Flexible Premium Variable Universal Life	688,671	820,605
Principal Variable Universal Life Accumulator	1,626,130	1,055,594
Principal Variable Universal Life Accumulator II	2,801,619	2,100,282
Principal Variable Universal Life Income	2,784,286	2,891,116
Principal Variable Universal Life Income II	2,844,953	3,254,893

Neuberger Berman AMT Guardian Class I Division:
Benefit Variable Universal Life	$6,979	$15,803
Benefit Variable Universal Life II	20,676	3,778
Executive Variable Universal Life	1,577,494	280,084
Executive Variable Universal Life II	834,292	603,048

Neuberger Berman AMT Large Cap Value Class I Division:
Benefit Variable Universal Life	$189,278	$55,240
Benefit Variable Universal Life II	7,368	2,553
Executive Variable Universal Life	1,229,979	1,189,927
Executive Variable Universal Life II	124,088	240,807
Principal Variable Universal Life Income II	58,173	20,850

Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division:
Benefit Variable Universal Life	$164,076	$7,015
Benefit Variable Universal Life II	38,045	436
Executive Variable Universal Life	752,691	3,037
Executive Variable Universal Life II	103,093	263

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Oppenheimer Main Street Small Cap Service Shares Division:
Benefit Variable Universal Life	$3,296	$85,919
Benefit Variable Universal Life II	123,043	21,778
Executive Variable Universal Life	498,510	705,949
Executive Variable Universal Life II	1,836,259	803,855
Principal Variable Universal Life Income II	150,226	59,711

PIMCO All Asset Administrative Class Division:
Benefit Variable Universal Life	$47,954	$171,621
Benefit Variable Universal Life II	22,893	3,807
Executive Variable Universal Life	69,589	19,792
Executive Variable Universal Life II	899,428	311,642

PIMCO Commodity Real Strategy Administrative Class Division:
Benefit Variable Universal Life	$242	$130
Benefit Variable Universal Life II	10,742	8,007
Executive Variable Universal Life	58,560	82,353
Executive Variable Universal Life II	273,081	179,215

PIMCO Emerging Market Bond Administrative Class Division:
Benefit Variable Universal Life	$301	$230
Benefit Variable Universal Life II	34,658	6,432
Executive Variable Universal Life	133,354	16,592
Executive Variable Universal Life II	311,466	113,880

PIMCO High Yield Administrative Class Division:
Benefit Variable Universal Life	$2,659	$1,701
Benefit Variable Universal Life II	218,695	90,645
Executive Variable Universal Life	509,214	287,139
Executive Variable Universal Life II	2,722,389	3,030,902

PIMCO Long-Term U.S. Government Administrative Class Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	1,917	1,112
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	93,709	91,327

PIMCO Real Return Administrative Class Division:
Benefit Variable Universal Life	$336,052	$39,807
Benefit Variable Universal Life II	110,421	103,620
Executive Variable Universal Life	1,210,617	1,392,566
Executive Variable Universal Life II	3,067,156	2,907,264

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
PIMCO Short-Term Administrative Class Division:
Benefit Variable Universal Life	$581	$53,943
Benefit Variable Universal Life II	129,958	184,525
Executive Variable Universal Life	7,664,219	3,129,977
Executive Variable Universal Life II	6,327,103	4,420,739

PIMCO Total Return Administrative Class Division:
Benefit Variable Universal Life	$64,560	$112,214
Benefit Variable Universal Life II	174,180	357,586
Executive Variable Universal Life	2,525,011	3,301,842
Executive Variable Universal Life II	10,510,603	7,056,454

Principal Capital Appreciation Class 1 Division:
Benefit Variable Universal Life	$747,559	$77,123
Benefit Variable Universal Life II	449,307	17,480
Executive Variable Universal Life	2,463,548	331,050
Executive Variable Universal Life II	1,545,698	98,505
Flexible Variable Life	50,133	2,578
PrinFlex Life®	2,639,857	214,704
Survivorship Flexible Premium Variable Universal Life	222,733	4,225
Principal Variable Universal Life Accumulator	1,450,462	263,725
Principal Variable Universal Life Accumulator II	5,158,778	570,231
Principal Variable Universal Life Income	4,286,937	440,429
Principal Variable Universal Life Income II	684,249	55,703

Principal LifeTime Strategic Income Class 1 Division:
Benefit Variable Universal Life	$88,089	$124,968
Benefit Variable Universal Life II	114,189	138,085
Executive Variable Universal Life	1,438,225	2,026,663
Executive Variable Universal Life II	1,604,013	1,363,255
Flexible Variable Life	—	—
PrinFlex Life®	50,267	230,303
Survivorship Flexible Premium Variable Universal Life	8,530	12,549
Principal Variable Universal Life Accumulator	4,200	6,611
Principal Variable Universal Life Accumulator II	14,312	12,358
Principal Variable Universal Life Income	57,221	104,278
Principal Variable Universal Life Income II	18,969	20,068

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Principal LifeTime 2010 Class 1 Division:
Benefit Variable Universal Life	$168,653	$577,229
Benefit Variable Universal Life II	102,552	47,403
Executive Variable Universal Life	2,115,651	3,331,993
Executive Variable Universal Life II	3,437,525	2,165,320
Flexible Variable Life	—	—
PrinFlex Life®	160,880	128,163
Survivorship Flexible Premium Variable Universal Life	838	—
Principal Variable Universal Life Accumulator	4,324	37,776
Principal Variable Universal Life Accumulator II	27,783	175,521
Principal Variable Universal Life Income	22,837	86,288
Principal Variable Universal Life Income II	21,365	13,476

Principal LifeTime 2020 Class 1 Division:
Benefit Variable Universal Life	$1,202,710	$1,252,041
Benefit Variable Universal Life II	1,087,900	730,057
Executive Variable Universal Life	11,448,933	7,994,649
Executive Variable Universal Life II	17,005,701	9,381,516
Flexible Variable Life	61,041	1,275
PrinFlex Life®	612,820	653,677
Survivorship Flexible Premium Variable Universal Life	3,738	—
Principal Variable Universal Life Accumulator	45,232	160,449
Principal Variable Universal Life Accumulator II	105,221	411,475
Principal Variable Universal Life Income	559,791	414,389
Principal Variable Universal Life Income II	986,763	202,155

Principal LifeTime 2030 Class 1 Division:
Benefit Variable Universal Life	$770,705	$581,149
Benefit Variable Universal Life II	776,117	526,299
Executive Variable Universal Life	6,280,364	2,838,334
Executive Variable Universal Life II	10,368,560	7,589,119
Flexible Variable Life	3,600	1,370
PrinFlex Life®	245,924	48,586
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	15,158	33,421
Principal Variable Universal Life Accumulator II	271,009	147,644
Principal Variable Universal Life Income	1,200,240	1,130,444
Principal Variable Universal Life Income II	536,390	371,442

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Principal LifeTime 2040 Class 1 Division:
Benefit Variable Universal Life	$358,445	$903,391
Benefit Variable Universal Life II	620,660	402,629
Executive Variable Universal Life	5,244,489	2,294,351
Executive Variable Universal Life II	5,973,782	3,417,141
Flexible Variable Life	—	—
PrinFlex Life®	136,448	8,137
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	1,126	320
Principal Variable Universal Life Accumulator II	248,421	117,168
Principal Variable Universal Life Income	1,376,134	1,728,259
Principal Variable Universal Life Income II	697,937	274,397

Principal LifeTime 2050 Class 1 Division:
Benefit Variable Universal Life	$180,378	$470,821
Benefit Variable Universal Life II	190,922	200,614
Executive Variable Universal Life	1,934,231	528,070
Executive Variable Universal Life II	2,594,739	1,518,226
Flexible Variable Life	266	74
PrinFlex Life®	25,790	34,330
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	1,187	321
Principal Variable Universal Life Accumulator II	279,987	217,865
Principal Variable Universal Life Income	780,946	839,366
Principal Variable Universal Life Income II	345,572	260,671

Principal LifeTime 2060 Class 1 Division:
Benefit Variable Universal Life	$1,949	$25
Benefit Variable Universal Life II	135,622	11,375
Executive Variable Universal Life	576,867	362,247
Executive Variable Universal Life II	635,616	81,672
Flexible Variable Life	—	—
PrinFlex Life®	8,791	287
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	7,947	677
Principal Variable Universal Life Income	12,879	552
Principal Variable Universal Life Income II	190,686	10,755

Putnam VT Growth & Income Class IB Division:
Benefit Variable Universal Life	$127,734	$59,862
Executive Variable Universal Life	452,042	43,907

Putnam VT International Equity Class IB Division:
Benefit Variable Universal Life	$73,511	$39,974
Executive Variable Universal Life	189,058	279,369

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Putnam VT Voyager Class IB Division:
Benefit Variable Universal Life	$153,020	$92,662
Benefit Variable Universal Life II	50,157	5,516
Executive Variable Universal Life	1,142,847	1,695,634
Executive Variable Universal Life II	594,777	341,791
Flexible Variable Life	3,858	1,009
PrinFlex Life®	4,979,824	2,758,091
Survivorship Flexible Premium Variable Universal Life	244,033	151,789
Principal Variable Universal Life Accumulator	337,399	148,954
Principal Variable Universal Life Accumulator II	8,003	1,796
Principal Variable Universal Life Income	14,002	14,394
Principal Variable Universal Life Income II	150,779	48,263

Real Estate Securities Class 1 Division:
Benefit Variable Universal Life	$1,656,331	$1,671,627
Benefit Variable Universal Life II	519,429	481,426
Executive Variable Universal Life	9,977,609	11,641,575
Executive Variable Universal Life II	7,762,604	5,995,193
Flexible Variable Life	18,651	21,650
PrinFlex Life®	1,736,144	2,308,530
Survivorship Flexible Premium Variable Universal Life	163,107	262,750
Principal Variable Universal Life Accumulator	459,375	667,288
Principal Variable Universal Life Accumulator II	1,409,334	1,547,596
Principal Variable Universal Life Income	1,252,297	1,453,347
Principal Variable Universal Life Income II	684,757	493,740

SAM Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	$196,707	$71,788
Benefit Variable Universal Life II	231,961	253,950
Executive Variable Universal Life	3,889,108	1,706,898
Executive Variable Universal Life II	6,511,198	3,071,156
Flexible Variable Life	287,030	82,920
PrinFlex Life®	3,945,085	2,729,425
Survivorship Flexible Premium Variable Universal Life	231,254	194,562
Principal Variable Universal Life Accumulator	562,502	570,959
Principal Variable Universal Life Accumulator II	1,359,400	794,930
Principal Variable Universal Life Income	1,747,125	1,618,698
Principal Variable Universal Life Income II	4,141,846	1,902,910

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
SAM Conservative Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	$120,369	$92,747
Benefit Variable Universal Life II	43,338	25,495
Executive Variable Universal Life	773,997	583,908
Executive Variable Universal Life II	8,693,924	2,905,903
Flexible Variable Life	12,320	1,812
PrinFlex Life®	444,282	206,388
Survivorship Flexible Premium Variable Universal Life	17,646	3,957
Principal Variable Universal Life Accumulator	44,653	28,913
Principal Variable Universal Life Accumulator II	442,393	702,413
Principal Variable Universal Life Income	710,969	192,663
Principal Variable Universal Life Income II	1,655,914	556,687

SAM Conservative Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	$124,479	$58,973
Benefit Variable Universal Life II	300,038	207,923
Executive Variable Universal Life	1,585,639	776,750
Executive Variable Universal Life II	4,036,001	3,095,570
Flexible Variable Life	9,863	3,586
PrinFlex Life®	863,739	658,656
Survivorship Flexible Premium Variable Universal Life	24,499	2,738
Principal Variable Universal Life Accumulator	174,779	31,838
Principal Variable Universal Life Accumulator II	947,473	716,039
Principal Variable Universal Life Income	1,801,722	1,061,870
Principal Variable Universal Life Income II	3,985,721	2,066,433

SAM Flexible Income Portfolio Class 1 Division:
Benefit Variable Universal Life	$59,723	$22,713
Benefit Variable Universal Life II	244,809	39,556
Executive Variable Universal Life	1,142,321	360,235
Executive Variable Universal Life II	1,785,762	885,749
Flexible Variable Life	7,662	2,829
PrinFlex Life®	993,896	835,850
Survivorship Flexible Premium Variable Universal Life	213,178	72,721
Principal Variable Universal Life Accumulator	105,049	43,680
Principal Variable Universal Life Accumulator II	358,909	157,196
Principal Variable Universal Life Income	723,277	330,363
Principal Variable Universal Life Income II	406,346	204,605

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
SAM Strategic Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	$271,157	$51,991
Benefit Variable Universal Life II	359,814	301,404
Executive Variable Universal Life	2,024,516	987,611
Executive Variable Universal Life II	3,420,147	2,376,671
Flexible Variable Life	8,853	2,457
PrinFlex Life®	851,464	435,596
Survivorship Flexible Premium Variable Universal Life	24,405	4,015
Principal Variable Universal Life Accumulator	81,519	48,548
Principal Variable Universal Life Accumulator II	942,232	556,974
Principal Variable Universal Life Income	2,550,297	1,255,154
Principal Variable Universal Life Income II	4,450,380	2,131,273

Short-Term Income Class 1 Division:
Benefit Variable Universal Life	$133,142	$292,146
Benefit Variable Universal Life II	291,257	121,998
Executive Variable Universal Life	4,622,407	2,657,330
Executive Variable Universal Life II	8,266,769	5,598,972
Flexible Variable Life	147,316	19,660
PrinFlex Life®	2,244,746	2,218,859
Survivorship Flexible Premium Variable Universal Life	52,593	37,489
Principal Variable Universal Life Accumulator	84,721	157,812
Principal Variable Universal Life Accumulator II	274,393	474,959
Principal Variable Universal Life Income	214,145	314,517
Principal Variable Universal Life Income II	352,875	337,467

SmallCap Blend Class 1 Division:
Benefit Variable Universal Life	$3,728,416	$690,065
Benefit Variable Universal Life II	341,932	139,068
Executive Variable Universal Life	17,788,391	2,243,396
Executive Variable Universal Life II	5,372,757	1,612,660
Flexible Variable Life	141,160	68,515
PrinFlex Life®	26,168,682	3,926,665
Survivorship Flexible Premium Variable Universal Life	2,168,018	337,447
Principal Variable Universal Life Accumulator	4,603,137	2,879,980
Principal Variable Universal Life Accumulator II	5,725,767	835,032
Principal Variable Universal Life Income	6,003,739	988,615
Principal Variable Universal Life Income II	1,490,462	186,629

T. Rowe Price Equity Income Portfolio II Division:
Benefit Variable Universal Life	$11,427	$11,114
Executive Variable Universal Life	873,921	2,126,921

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Templeton Developing Markets VIP Class 2 Division:
Benefit Variable Universal Life	$43,879	$22,483
Benefit Variable Universal Life II	102,423	27,439
Executive Variable Universal Life	1,024,656	649,412
Executive Variable Universal Life II	1,466,215	1,013,419

Templeton Foreign VIP Class 2 Division:
Benefit Variable Universal Life	$16,419	$6,263
Benefit Variable Universal Life II	111,441	30,390
Executive Variable Universal Life	1,641,172	1,229,689
Executive Variable Universal Life II	2,584,537	1,199,649

Templeton Global Bond VIP Class 2 Division:
Benefit Variable Universal Life	$216,522	$426,789
Benefit Variable Universal Life II	292,681	349,259
Executive Variable Universal Life	2,515,602	1,329,183
Executive Variable Universal Life II	4,424,773	3,118,196
Flexible Variable Life	1,252	22,565
PrinFlex Life®	303,540	358,521
Survivorship Flexible Premium Variable Universal Life	1,075	1,540
Principal Variable Universal Life Accumulator	10,738	17,636
Principal Variable Universal Life Accumulator II	262,849	55,796
Principal Variable Universal Life Income	179,047	182,231
Principal Variable Universal Life Income II	237,031	122,545

TOPS Managed Risk Balanced ETF Class 2 Division:
Benefit Variable Universal Life	$2,220	$25,591
Benefit Variable Universal Life II	5,769	345
Executive Variable Universal Life	2,407	23,046
Executive Variable Universal Life II	99,025	18,155
Flexible Variable Life	140	61
PrinFlex Life®	16,238	59,834
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	3,036	352
Principal Variable Universal Life Accumulator II	8,594	148
Principal Variable Universal Life Income	20	6
Principal Variable Universal Life Income II	54,980	37,744

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
TOPS Managed Risk Growth ETF Class 2 Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	179,906	12,655
Executive Variable Universal Life	43,184	40,001
Executive Variable Universal Life II	78,641	23,261
Flexible Variable Life	29	11
PrinFlex Life®	9,186	5,406
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	715	—
Principal Variable Universal Life Accumulator II	13,708	925
Principal Variable Universal Life Income	6,403	1,067
Principal Variable Universal Life Income II	167,851	138,243

TOPS Managed Risk Moderate Growth ETF Class 2 Division:
Benefit Variable Universal Life	$9,893	$98,694
Benefit Variable Universal Life II	25,833	8,281
Executive Variable Universal Life	23,570	23,936
Executive Variable Universal Life II	305,354	15,012
Flexible Variable Life	—	—
PrinFlex Life®	40,746	125,462
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	41,785	762
Principal Variable Universal Life Income	11,034	2,349
Principal Variable Universal Life Income II	80,200	42,788

Van Eck Global Hard Assets Initial Class Division:
Benefit Variable Universal Life	$50,702	$161,649
Benefit Variable Universal Life II	163,834	144,953
Executive Variable Universal Life	1,177,955	849,008
Executive Variable Universal Life II	3,481,061	1,935,640

Van Eck Global Hard Assets Class S Division:
Flexible Variable Life	$149	$178
PrinFlex Life®	87,337	58,779
Survivorship Flexible Premium Variable Universal Life	3,083	1,819
Principal Variable Universal Life Accumulator	10,111	18,244
Principal Variable Universal Life Accumulator II	49,316	64,023
Principal Variable Universal Life Income	61,972	35,259
Principal Variable Universal Life Income II	66,116	59,712

Vanguard VIF Balanced Division:
Benefit Variable Universal Life	$5,404,982	$3,184,191
Executive Variable Universal Life	12,676,687	10,970,373

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Vanguard VIF Equity Index Division:
Benefit Variable Universal Life	$3,807,672	$3,368,648
Executive Variable Universal Life	34,082,144	19,907,293

Vanguard VIF Mid-Cap Index Division:
Benefit Variable Universal Life	$1,379,115	$2,197,926
Benefit Variable Universal Life II	804,655	268,287
Executive Variable Universal Life	9,133,992	9,301,959
Executive Variable Universal Life II	11,384,456	6,170,556

Wanger International Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	685	11
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	6,291	1,128
Flexible Variable Life	—	—
PrinFlex Life®	11,594	234
Survivorship Flexible Premium Variable Universal Life	90,015	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	12,045	80
Principal Variable Universal Life Income	1,873	164
Principal Variable Universal Life Income II	15,994	41

Wells Fargo Advantage VT Index Asset Allocation Class 2 Division:
Benefit Variable Universal Life	$311	$399
Executive Variable Universal Life	276,615	49,348
Flexible Variable Life	5,472	642
PrinFlex Life®	157,668	209,442
Survivorship Flexible Premium Variable Universal Life	1,011	3,614
Principal Variable Universal Life Accumulator	26,885	14,792
Principal Variable Universal Life Accumulator II	115,961	45,321
Principal Variable Universal Life Income	95,495	68,575

Wells Fargo Advantage VT Intrinsic Value Class 2 Division:
Benefit Variable Universal Life	$3,840	$2,371
Executive Variable Universal Life	62,167	12,434
Flexible Variable Life	—	—
PrinFlex Life®	56,593	68,415
Survivorship Flexible Premium Variable Universal Life	38,536	59,364
Principal Variable Universal Life Accumulator	12,628	12,899
Principal Variable Universal Life Accumulator II	35,827	38,398
Principal Variable Universal Life Income	168,321	39,278

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division:	Purchases	Sales
Wells Fargo Advantage VT Omega Growth Class 2 Division:
Benefit Variable Universal Life	$11,067	$2,016
Executive Variable Universal Life	5,518,680	4,845,660
Flexible Variable Life	1,814	519
PrinFlex Life®	177,411	104,417
Survivorship Flexible Premium Variable Universal Life	26,599	1,999
Principal Variable Universal Life Accumulator	51,909	22,319
Principal Variable Universal Life Accumulator II	110,923	38,571
Principal Variable Universal Life Income	121,497	109,687

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

5. Changes in Units Outstanding

Transactions in units were as follows for each of the periods ended December 31:

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions

AllianceBernstein Global Thematic Growth Portfolio Class A Division:
Benefit Variable Universal Life II	563	268	330	41
Executive Variable Universal Life II	28,059	30,572	31,219	13,622

AllianceBernstein International Growth Class A Division:
Benefit Variable Universal Life II	2,959	243	1,962	1,146
Executive Variable Universal Life II	33,998	6,905	25,253	28,449

AllianceBernstein International Value Class A Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	462	63	401	25
Executive Variable Universal Life	11,225	2,951	295	3,239
Executive Variable Universal Life II	58,935	5,820	5,157	158
Principal Variable Universal Life Income II	7,880	3,590	8,448	14,352

AllianceBernstein Small Cap Growth Class A Division:
Benefit Variable Universal Life II	2,026	757	1,643	3,109
Executive Variable Universal Life II	26,054	18,526	33,485	37,639
Principal Variable Universal Life Income II	5,755	2,576	3,744	2,489

AllianceBernstein Small/Mid Cap Value Class A Division:
Benefit Variable Universal Life II	6,825	3,369	6,888	1,867
Executive Variable Universal Life II	103,286	59,849	90,901	31,687
Principal Variable Universal Life Income II	4,686	2,725	8,454	3,858

American Century VP Capital Appreciation Class II Division:
Benefit Variable Universal Life	3,240	4,819	17,170	9,826
Benefit Variable Universal Life II	2,722	627	797	290
Executive Variable Universal Life	37,461	3,935	25,673	5,720
Executive Variable Universal Life II	11,175	735	3,497	2,214
Principal Variable Universal Life Income II	2,523	1,558	7,330	3,674

American Century VP Income & Growth Class I Division:
Flexible Variable Life	198	296	119	127
PrinFlex Life®	9,560	17,960	11,511	25,437
Survivorship Flexible Premium Variable Universal Life	97	141	992	395
Principal Variable Universal Life Accumulator	3,577	6,818	3,549	10,721

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
American Century VP Income & Growth Class II Division:
Benefit Variable Universal Life	459	538	560	313
Benefit Variable Universal Life II	1,229	171	1,490	2,120
Executive Variable Universal Life	36,829	28,258	26,725	36,432
Executive Variable Universal Life II	66,660	32,010	17,289	3,719
Principal Variable Universal Life Accumulator II	3,534	5,473	3,159	4,710
Principal Variable Universal Life Income	5,501	9,303	9,149	6,513
Principal Variable Universal Life Income II	4,596	2,659	8,094	4,287

American Century VP Inflation Protection Class II Division:
Flexible Variable Life	864	768	1,406	267
PrinFlex Life®	12,421	17,040	14,192	10,600
Survivorship Flexible Premium Variable Universal Life	3,931	169	133	8,288
Principal Variable Universal Life Accumulator	301	1,758	1,265	4,771
Principal Variable Universal Life Accumulator II	9,354	14,054	12,029	13,769
Principal Variable Universal Life Income	4,048	5,108	4,799	4,897
Principal Variable Universal Life Income II	7,847	4,175	9,936	4,942

American Century VP International Class II Division:
Benefit Variable Universal Life	23,244	2,827	1,410	6,215
Benefit Variable Universal Life II	113	5,743	5,828	18
Executive Variable Universal Life	18,705	2,405	19,969	22,433
Executive Variable Universal Life II	26,532	17,957	8,093	3,852

American Century VP Mid Cap Value Class II Division:
Benefit Variable Universal Life	1,933	9,536	8,383	7,168
Benefit Variable Universal Life II	11,479	9,103	9,846	5,459
Executive Variable Universal Life	147,770	141,356	256,704	269,192
Executive Variable Universal Life II	134,181	91,432	168,817	135,854
Flexible Variable Life	116	142	115	52
PrinFlex Life®	7,701	8,129	3,798	3,807
Survivorship Flexible Premium Variable Universal Life	—	—	3,566	3,566
Principal Variable Universal Life Accumulator	293	649	397	2,074
Principal Variable Universal Life Accumulator II	914	3,720	4,164	9,622
Principal Variable Universal Life Income	1,312	1,152	983	466
Principal Variable Universal Life Income II	7,351	2,695	7,256	4,574

American Century VP Ultra Class I Division:
Flexible Variable Life	75	22	56	969
PrinFlex Life®	7,708	9,634	9,823	7,233
Survivorship Flexible Premium Variable Universal Life	—	1,812	—	1,564
Principal Variable Universal Life Accumulator	2,887	5,875	3,534	6,786

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
American Century VP Ultra Class II Division:
Benefit Variable Universal Life	965	2,251	3,143	1,886
Executive Variable Universal Life	44,411	19,873	37,171	43,641
Principal Variable Universal Life Accumulator II	6,808	6,165	8,711	14,556
Principal Variable Universal Life Income	3,230	4,698	4,412	5,238

American Century VP Value Class II Division:
Benefit Variable Universal Life	9,985	10,052	11,334	5,910
Benefit Variable Universal Life II	4,908	4,249	3,340	1,724
Executive Variable Universal Life	208,387	207,474	246,891	221,930
Executive Variable Universal Life II	145,964	68,553	107,853	65,868
Flexible Variable Life	186	151	253	77
PrinFlex Life®	9,207	18,474	9,748	16,207
Survivorship Flexible Premium Variable Universal Life	1,901	1,158	13,463	8,016
Principal Variable Universal Life Accumulator	3,073	5,491	3,646	8,848
Principal Variable Universal Life Accumulator II	11,289	17,589	33,219	38,619
Principal Variable Universal Life Income	10,941	11,981	10,171	15,550
Principal Variable Universal Life Income II	10,491	8,623	12,151	10,737

American Funds Insurance Series Blue Chip Income & Growth Class 2 Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	3	—	—	—
Executive Variable Universal Life	24,536	—	—	—
Executive Variable Universal Life II	258	2	—	—
Flexible Variable Life	—	—	—	—
PrinFlex Life®	2,917	96	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	7,106	22	—	—
Principal Variable Universal Life Income	289	15	—	—
Principal Variable Universal Life Income II	3,591	67	—	—

American Funds Insurance Series Global Bond Class 2 Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	—	—	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	—	—	—	—

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
American Funds Insurance Series Growth Fund Class 2 Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	2,047	147	29	1
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	119,979	63,189	1,891	35
Flexible Variable Life	—	—	—	—
PrinFlex Life®	9,702	1,668	7	2
Survivorship Flexible Premium Variable Universal Life	65	49	—	—
Principal Variable Universal Life Accumulator	386	8	—	—
Principal Variable Universal Life Accumulator II	3,983	22	—	—
Principal Variable Universal Life Income	4,456	1,700	420	2
Principal Variable Universal Life Income II	11,981	1,021	372	8

American Funds Insurance Series International Fund Class 2 Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	210	12	—	—
Executive Variable Universal Life	8,777	8,997	1,376	48
Executive Variable Universal Life II	174,539	49,206	21,638	55
Flexible Variable Life	—	—	—	—
PrinFlex Life®	9,894	2,014	3,582	99
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	412	16	7	—
Principal Variable Universal Life Accumulator II	3,915	180	4,385	37
Principal Variable Universal Life Income	6,407	198	—	—
Principal Variable Universal Life Income II	7,813	1,794	14,844	75

American Funds Insurance Series New World Fund Class 2 Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	327	9	—	—
Executive Variable Universal Life	64,613	2,991	27,748	46
Executive Variable Universal Life II	112,953	37,185	40,012	6,152
Flexible Variable Life	—	—	—	—
PrinFlex Life®	4,828	1,180	4,072	23
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	63	58	644	2
Principal Variable Universal Life Accumulator II	3,498	792	6,403	39
Principal Variable Universal Life Income	5,952	117	—	—
Principal Variable Universal Life Income II	5,274	1,262	1,347	17

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Balanced Class 1 Division:
Flexible Variable Life	2,635	6,173	2,441	6,250
PrinFlex Life®	40,991	68,211	56,699	73,430
Survivorship Flexible Premium Variable Universal Life	8,425	23,004	3,636	3,358
Principal Variable Universal Life Accumulator	3,419	5,721	3,598	5,611
Principal Variable Universal Life Accumulator II	3,392	9,349	4,739	6,546
Principal Variable Universal Life Income	3,855	3,938	5,287	9,479

Bond & Mortgage Securities Class 1 Division:
Benefit Variable Universal Life	29,258	27,044	56,616	45,934
Benefit Variable Universal Life II	7,750	4,288	2,290	822
Executive Variable Universal Life	288,376	240,315	164,233	233,664
Executive Variable Universal Life II	77,330	28,405	64,170	71,192
Flexible Variable Life	1,903	5,542	1,822	3,619
PrinFlex Life®	61,821	114,930	92,920	113,743
Survivorship Flexible Premium Variable Universal Life	5,906	8,385	5,514	7,322
Principal Variable Universal Life Accumulator	228,609	24,272	150,406	21,930
Principal Variable Universal Life Accumulator II	31,954	47,485	40,394	38,106
Principal Variable Universal Life Income	24,700	41,413	29,941	28,043
Principal Variable Universal Life Income II	20,685	9,182	15,677	8,187

Bond Market Index Class 1 Division:
Benefit Variable Universal Life	585	170	555	1,061
Benefit Variable Universal Life II	1,981	1,121	1,236	712
Executive Variable Universal Life	52,507	46,169	67,623	54,062
Executive Variable Universal Life II	146,094	22,613	56,198	17,676

Calvert EAFE International Index Class F Division:
Benefit Variable Universal Life II	3,866	2,657	4,317	1,506
Executive Variable Universal Life II	82,589	73,186	153,673	71,071

Calvert Investment Grade Bond Index Class I Division:
Benefit Variable Universal Life II	40	8	108	3
Executive Variable Universal Life II	46,195	22,533	52,294	17,570
Principal Variable Universal Life Income II	9,816	7,555	49,331	4,266

Calvert Russell 2000 Small Cap Index Class F Division:
Benefit Variable Universal Life	6,396	16,045	15,666	20,915
Benefit Variable Universal Life II	7,967	3,314	7,028	6,766
Executive Variable Universal Life	164,872	114,960	264,664	252,011
Executive Variable Universal Life II	153,834	130,705	159,974	84,556
Principal Variable Universal Life Accumulator II	1,066	927	6,162	10,434
Principal Variable Universal Life Income	5,381	3,632	14,562	7,197
Principal Variable Universal Life Income II	5,873	3,787	6,758	6,953

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Calvert S&P 500 Index Class F Division:
Flexible Variable Life	51	45	505	4
PrinFlex Life®	2,474	4,945	8,140	578
Survivorship Flexible Premium Variable Universal Life	—	12	456	1
Principal Variable Universal Life Accumulator	487	113	4,105	77
Principal Variable Universal Life Accumulator II	972	75	2,473	1,851
Principal Variable Universal Life Income	12,998	3,942	16,903	1,359
Principal Variable Universal Life Income II	5,617	2,726	12,224	460

Calvert S&P MidCap 400 Index Class F Division:
Principal Variable Universal Life Accumulator II	1,149	527	1,286	332
Principal Variable Universal Life Income	2,801	5,475	9,516	8,768
Principal Variable Universal Life Income II	11,965	4,524	13,556	2,517

ClearBridge Mid Cap Core Portfolio Class I Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	208	2	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	—	—	—	—
Flexible Variable Life	—	—	—	—
PrinFlex Life®	913	3	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	209	2	—	—
Principal Variable Universal Life Accumulator II	993	1	—	—
Principal Variable Universal Life Income	735	8	—	—
Principal Variable Universal Life Income II	132	22	—	—

ClearBridge Small Cap Growth Class I Division:
Benefit Variable Universal Life	3,342	82	—	—
Benefit Variable Universal Life II	4,617	2,113	1,357	613
Executive Variable Universal Life	347,727	200,522	321,916	298,999
Executive Variable Universal Life II	277,233	123,134	179,490	78,250

Delaware High Yield Service Class Division:
Benefit Variable Universal Life	9,753	4,416	—	—
Benefit Variable Universal Life II	2,835	674	1,174	102
Executive Variable Universal Life	5,108	22,104	51,930	97
Executive Variable Universal Life II	48,493	40,769	47,262	327

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Delaware Small Cap Value Service Class Division:
Benefit Variable Universal Life	8,522	4,467	7,361	4,467
Benefit Variable Universal Life II	5,880	6,698	6,327	4,395
Executive Variable Universal Life	91,839	96,496	98,359	92,949
Executive Variable Universal Life II	137,671	78,356	155,350	129,611
Flexible Variable Life	923	87	34	790
PrinFlex Life®	4,315	9,257	8,784	6,613
Survivorship Flexible Premium Variable Universal Life	—	—	4,053	4,053
Principal Variable Universal Life Accumulator	1,539	1,156	1,660	1,987
Principal Variable Universal Life Accumulator II	1,123	1,179	3,247	2,552
Principal Variable Universal Life Income	4,624	3,212	3,454	2,442
Principal Variable Universal Life Income II	6,122	2,974	7,757	5,175

Delaware Smid Cap Growth Service Class Division:
Flexible Variable Life	1,178	984	5	675
PrinFlex Life®	19,139	8,491	8,477	21,674
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	8,083	1,033	456	15,056
Principal Variable Universal Life Accumulator II	12,234	9,904	9,363	6,490
Principal Variable Universal Life Income	5,665	3,472	7,536	3,106
Principal Variable Universal Life Income II	8,001	3,580	7,341	1,723

Deutsche Alternative Asset Allocation Class B Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	746	31	617	—
Executive Variable Universal Life	784	10	—	—
Executive Variable Universal Life II	40,396	11,233	13,002	7,236

Deutsche Small Mid Cap Value Class B Division:
Benefit Variable Universal Life	453	80	657	887
Benefit Variable Universal Life II	1,214	1,114	1,701	1,212
Executive Variable Universal Life	5,968	62,959	21,515	26,066
Executive Variable Universal Life II	25,901	16,705	26,598	16,064
Flexible Variable Life	6	6	84	16
PrinFlex Life®	874	2,223	2,125	603
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	116
Principal Variable Universal Life Accumulator II	1,185	3,628	541	673
Principal Variable Universal Life Income	368	210	203	19
Principal Variable Universal Life Income II	5,971	1,923	2,180	848

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Diversified International Class 1 Division:
Benefit Variable Universal Life	53,704	36,515	80,377	87,962
Benefit Variable Universal Life II	8,022	5,451	8,621	4,947
Executive Variable Universal Life	268,432	251,133	455,204	466,407
Executive Variable Universal Life II	168,342	120,938	207,567	124,538
Flexible Variable Life	610	472	617	942
PrinFlex Life®	162,793	244,597	168,835	263,256
Survivorship Flexible Premium Variable Universal Life	14,929	25,475	16,469	21,794
Principal Variable Universal Life Accumulator	22,384	91,167	28,240	50,721
Principal Variable Universal Life Accumulator II	67,483	96,283	92,341	104,125
Principal Variable Universal Life Income	101,674	123,226	86,832	83,429
Principal Variable Universal Life Income II	21,805	12,705	27,439	22,013

Dreyfus IP Core Value Service Shares Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	1,178	170	1,210	84
Executive Variable Universal Life	7,733	763	2,917	7,816
Executive Variable Universal Life II	3,994	190	1,291	23

Dreyfus IP MidCap Stock Service Shares Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	643	163	—	—
Executive Variable Universal Life	1,433	457	8,187	12
Executive Variable Universal Life II	14,669	569	2,658	4
Flexible Variable Life	—	—	—	—
PrinFlex Life®	2,216	8	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	116	142	539	—
Principal Variable Universal Life Accumulator II	112	123	3,226	8
Principal Variable Universal Life Income	568	522	—	—
Principal Variable Universal Life Income II	426	67	11	1

Dreyfus IP Technology Growth Service Shares Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	5,257	2,274	3,540	661
Executive Variable Universal Life	2,015	268	—	—
Executive Variable Universal Life II	32,353	14,116	12,208	5,567

Dreyfus Socially Responsible Growth Service Shares Division:
Benefit Variable Universal Life	233	1,651	1,378	1,520
Benefit Variable Universal Life II	89	188	604	3
Executive Variable Universal Life	5,425	8,622	4,105	1,270
Executive Variable Universal Life II	7,354	476	360	129

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Dreyfus VIF Appreciation Service Shares Division:
Benefit Variable Universal Life	10,206	3,008	4,193	6,922
Benefit Variable Universal Life II	1,654	2,519	3,348	1,598
Executive Variable Universal Life	24,185	24,941	15,890	39,695
Executive Variable Universal Life II	14,306	17,447	31,150	18,551

Dreyfus VIF Opportunistic Small Cap Service Shares Division:
Benefit Variable Universal Life	5,006	1,604	2,967	7,653
Executive Variable Universal Life	9,241	4,960	15,725	4,390
Principal Variable Universal Life Accumulator II	9,582	16,357	13,251	25,246
Principal Variable Universal Life Income	13,473	20,628	13,139	14,787

Dreyfus VIF Quality Bond Service Shares Division:
Benefit Variable Universal Life	2,271	5,574	1,850	18,037
Executive Variable Universal Life	38,777	38,499	34,197	23,880

Equity Income Class 1 Division:
Benefit Variable Universal Life	9,187	12,349	21,393	13,468
Benefit Variable Universal Life II	17,530	19,156	16,199	8,275
Executive Variable Universal Life	342,137	174,551	85,603	63,732
Executive Variable Universal Life II	385,727	218,443	318,786	185,559
Flexible Variable Life	491	3,732	1,006	389
PrinFlex Life®	48,130	106,044	79,502	101,381
Survivorship Flexible Premium Variable Universal Life	3,764	7,973	33,670	6,100
Principal Variable Universal Life Accumulator	10,476	24,684	9,188	27,198
Principal Variable Universal Life Accumulator II	42,705	67,888	43,654	73,235
Principal Variable Universal Life Income	57,411	91,416	55,215	70,940
Principal Variable Universal Life Income II	14,035	6,317	16,868	5,727

Fidelity VIP Asset Manager Service Class 2 Division:
Benefit Variable Universal Life	6,282	8,432	15,607	15,666
Executive Variable Universal Life	34,030	12,527	13,888	45,559

Fidelity VIP Contrafund Initial Class Division:
Flexible Variable Life	749	1,052	451	505
PrinFlex Life®	77,900	156,345	83,507	186,645
Survivorship Flexible Premium Variable Universal Life	10,765	12,972	5,505	13,258
Principal Variable Universal Life Accumulator	7,090	15,103	8,570	15,814

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Fidelity VIP Contrafund Service Class 2 Division:
Benefit Variable Universal Life	45,684	43,961	60,561	69,194
Benefit Variable Universal Life II	11,914	7,144	12,111	5,944
Executive Variable Universal Life	319,138	537,911	682,276	809,521
Executive Variable Universal Life II	188,566	246,162	179,963	97,130
Principal Variable Universal Life Accumulator II	24,523	43,186	40,613	62,949
Principal Variable Universal Life Income	49,172	55,088	38,973	54,130
Principal Variable Universal Life Income II	26,851	21,494	33,276	19,656

Fidelity VIP Equity-Income Initial Class Division:
Flexible Variable Life	91	85	99	96
PrinFlex Life®	39,329	77,944	41,695	101,469
Survivorship Flexible Premium Variable Universal Life	5,966	5,779	2,300	5,056
Principal Variable Universal Life Accumulator	5,418	12,623	5,827	12,352

Fidelity VIP Equity-Income Service Class 2 Division:
Benefit Variable Universal Life	8,035	34,373	24,323	20,384
Benefit Variable Universal Life II	2,304	820	2,356	1,492
Executive Variable Universal Life	53,863	99,412	88,243	80,002
Executive Variable Universal Life II	30,363	55,257	35,683	22,931
Principal Variable Universal Life Accumulator II	32,426	51,319	32,052	42,295
Principal Variable Universal Life Income	26,906	41,158	25,269	26,740
Principal Variable Universal Life Income II	11,055	9,251	14,498	6,107

Fidelity VIP Growth Service Class 2 Division:
Benefit Variable Universal Life	12,841	16,283	18,911	27,974
Executive Variable Universal Life	42,383	36,591	80,422	37,689
Flexible Variable Life	136	43	449	257
PrinFlex Life®	6,422	12,348	18,424	11,474
Survivorship Flexible Premium Variable Universal Life	323	859	1,123	4,087
Principal Variable Universal Life Accumulator	3,191	4,046	4,386	17,682
Principal Variable Universal Life Accumulator II	11,057	17,225	19,125	18,280
Principal Variable Universal Life Income	8,779	25,871	15,033	20,853

Fidelity VIP High Income Initial Class Division:
Flexible Variable Life	76	80	547	718
PrinFlex Life®	48,613	65,076	54,809	53,962
Survivorship Flexible Premium Variable Universal Life	3,311	16,124	22,876	28,353
Principal Variable Universal Life Accumulator	2,841	4,187	5,187	5,410

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Fidelity VIP High Income Service Class 2 Division:
Benefit Variable Universal Life	32,872	62,843	87,823	75,295
Benefit Variable Universal Life II	2,190	1,573	2,561	1,663
Executive Variable Universal Life	136,701	274,200	240,327	223,811
Executive Variable Universal Life II	53,441	77,786	90,097	63,554
Principal Variable Universal Life Accumulator II	18,004	13,233	9,654	13,715
Principal Variable Universal Life Income	11,267	8,864	7,505	6,689
Principal Variable Universal Life Income II	16,659	7,571	15,503	9,945

Fidelity VIP Mid Cap Service Class 2 Division:
Benefit Variable Universal Life	19,750	22,053	51,544	47,224
Benefit Variable Universal Life II	8,536	7,129	12,061	14,558
Executive Variable Universal Life	105,981	136,108	208,145	234,978
Executive Variable Universal Life II	177,680	142,601	140,717	108,548
Principal Variable Universal Life Accumulator II	7,627	14,766	8,260	13,348
Principal Variable Universal Life Income	13,615	16,289	18,304	21,186
Principal Variable Universal Life Income II	10,222	8,831	11,184	14,983

Franklin Income VIP Class 2 Division:
Benefit Variable Universal Life	19,883	9,235	15,148	21,254
Benefit Variable Universal Life II	5,289	5,245	7,083	8,596
Executive Variable Universal Life	80,016	156,983	183,702	131,500
Executive Variable Universal Life II	86,741	68,415	87,374	34,114

Franklin Mutual Global Discovery VIP Class 2 Division:
Benefit Variable Universal Life	13,429	18,742	13,944	17,259
Benefit Variable Universal Life II	5,116	3,413	5,447	3,199
Executive Variable Universal Life	105,440	111,587	113,028	129,581
Executive Variable Universal Life II	97,693	74,845	103,238	79,309
Principal Variable Universal Life Income II	10,468	5,404	12,913	8,423

Franklin Mutual Shares VIP Class 2 Division:
Benefit Variable Universal Life	10,252	16,059	11,080	15,874
Benefit Variable Universal Life II	245	105	587	2,190
Executive Variable Universal Life	70,464	91,585	67,577	75,346
Executive Variable Universal Life II	37,773	80,573	59,114	51,062

Franklin Rising Dividends VIP Class 2 Division:
Benefit Variable Universal Life	7,738	5,468	15,136	26,390
Benefit Variable Universal Life II	5,482	3,523	6,920	3,445
Executive Variable Universal Life	48,952	128,811	97,417	130,165
Executive Variable Universal Life II	119,213	123,991	182,168	138,651
Principal Variable Universal Life Income II	12,931	7,412	17,647	6,315

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Franklin Small Cap Value VIP Class 2 Division:
Benefit Variable Universal Life	7,960	19,165	16,442	14,226
Benefit Variable Universal Life II	6,886	2,078	5,932	4,066
Executive Variable Universal Life	91,641	133,656	115,851	117,933
Executive Variable Universal Life II	91,608	64,794	85,861	60,427
Flexible Variable Life	616	5	—	5
PrinFlex Life®	864	2,031	1,677	1,191
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	254	62	342	57
Principal Variable Universal Life Accumulator II	571	577	937	61
Principal Variable Universal Life Income	424	58	160	31
Principal Variable Universal Life Income II	1,032	91	922	359

Franklin Strategic Income VIP Class 2 Division:
Benefit Variable Universal Life	6,683	14,863	12,480	23,239
Benefit Variable Universal Life II	11,084	3,145	8,115	2,578
Executive Variable Universal Life	281,041	278,857	101,100	106,372
Executive Variable Universal Life II	247,010	157,859	250,564	215,830

Franklin U.S. Government Securities VIP Class 2 Division:
Benefit Variable Universal Life	601	1,707	7,615	6,830
Benefit Variable Universal Life II	907	199	1,415	972
Executive Variable Universal Life	4,421	218	2,667	177
Executive Variable Universal Life II	35,502	27,665	44,337	14,569

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
Benefit Variable Universal Life	1,344	2,563	1,870	314
Executive Variable Universal Life	34,701	47,698	16,576	12,132

Government & High Quality Bond Class 1 Division:
Benefit Variable Universal Life	43,147	20,745	55,569	42,538
Benefit Variable Universal Life II	8,415	9,125	13,773	13,277
Executive Variable Universal Life	381,097	278,973	337,318	290,896
Executive Variable Universal Life II	239,277	114,137	166,632	166,385
Flexible Variable Life	502	753	1,287	5,323
PrinFlex Life®	98,875	135,418	116,888	179,584
Survivorship Flexible Premium Variable Universal Life	5,167	13,502	11,346	27,041
Principal Variable Universal Life Accumulator	59,442	69,065	52,680	88,712
Principal Variable Universal Life Accumulator II	68,989	41,739	47,476	59,078
Principal Variable Universal Life Income	45,440	63,703	43,482	45,205
Principal Variable Universal Life Income II	22,081	16,923	36,001	37,313

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
International Emerging Markets Class 1 Division:
Benefit Variable Universal Life	3,157	5,829	6,657	8,162
Benefit Variable Universal Life II	6,506	4,681	8,217	5,284
Executive Variable Universal Life	95,337	74,229	73,432	63,974
Executive Variable Universal Life II	103,325	92,031	147,062	93,841
Flexible Variable Life	342	2,949	259	1,636
PrinFlex Life®	31,952	42,302	28,317	42,127
Survivorship Flexible Premium Variable Universal Life	3,213	1,729	2,487	3,960
Principal Variable Universal Life Accumulator	11,797	13,695	10,572	17,629
Principal Variable Universal Life Accumulator II	24,221	25,268	28,066	32,532
Principal Variable Universal Life Income	39,790	33,787	35,874	31,911
Principal Variable Universal Life Income II	25,438	18,571	25,323	19,717

Invesco American Franchise Series I Division:
Benefit Variable Universal Life	2,465	1,292	495	11,590
Executive Variable Universal Life	12,923	24,065	13,253	17,823
Flexible Variable Life	1,283	52	—	—
PrinFlex Life®	12,411	6,204	5,517	11,445
Survivorship Flexible Premium Variable Universal Life	254	1,991	277	495
Principal Variable Universal Life Accumulator	2,556	2,464	2,466	3,879

Invesco American Franchise Series II Division:
Benefit Variable Universal Life II	2,524	621	4,073	407
Executive Variable Universal Life II	20,272	9,021	11,492	2,225
Principal Variable Universal Life Accumulator II	3,253	4,144	5,410	9,543
Principal Variable Universal Life Income	3,856	2,364	2,311	3,340
Principal Variable Universal Life Income II	1,752	1,485	1,425	1,185

Invesco American Value Series I Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	—	—	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	—	—	—	—
Flexible Variable Life	—	—	—	—
PrinFlex Life®	—	—	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—	—
Principal Variable Universal Life Income	—	—	—	—
Principal Variable Universal Life Income II	56	4	—	—

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Invesco Core Equity Series I Division:
Benefit Variable Universal Life	3,472	1,248	6,784	12,312
Executive Variable Universal Life	15,605	72,234	23,637	70,682
Flexible Variable Life	106	225	456	1,163
PrinFlex Life®	16,154	23,283	11,704	25,623
Survivorship Flexible Premium Variable Universal Life	2,243	2,887	13,530	1,922
Principal Variable Universal Life Accumulator	6,879	11,332	5,501	17,542

Invesco Core Equity Series II Division:
Benefit Variable Universal Life II	846	3,309	3,483	195
Executive Variable Universal Life II	12,246	60,871	15,827	31,584
Principal Variable Universal Life Accumulator II	11,852	19,733	13,587	20,980
Principal Variable Universal Life Income	15,784	32,044	24,644	19,613
Principal Variable Universal Life Income II	2,626	1,744	3,235	3,123

Invesco Global Health Care Series I Division:
Benefit Variable Universal Life	15,067	7,090	19,662	13,307
Benefit Variable Universal Life II	4,542	2,167	4,222	925
Executive Variable Universal Life	167,206	129,751	180,732	132,511
Executive Variable Universal Life II	163,753	132,991	65,867	23,501
Flexible Variable Life	474	230	1,401	397
PrinFlex Life®	31,813	21,603	27,494	37,613
Survivorship Flexible Premium Variable Universal Life	2,611	1,784	2,171	292
Principal Variable Universal Life Accumulator	4,322	9,599	5,298	11,767
Principal Variable Universal Life Accumulator II	16,921	17,848	24,915	20,632
Principal Variable Universal Life Income	28,154	13,605	18,493	11,634
Principal Variable Universal Life Income II	10,787	7,470	7,992	4,033

Invesco Global Real Estate Series I Division:
Benefit Variable Universal Life	262	64	460	265
Benefit Variable Universal Life II	2,261	221	1,321	121
Executive Variable Universal Life	11,734	9,473	2,210	49
Executive Variable Universal Life II	45,000	14,453	25,734	4,056

Invesco International Growth Series I Division:
Benefit Variable Universal Life	3,258	4,663	9,360	10,862
Benefit Variable Universal Life II	5,311	2,848	4,789	4,349
Executive Variable Universal Life	171,536	144,037	178,259	160,490
Executive Variable Universal Life II	123,050	65,914	94,834	67,694

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Invesco Mid Cap Core Equity Series II Division:
Benefit Variable Universal Life	591	788	792	760
Benefit Variable Universal Life II	299	72	564	39
Executive Variable Universal Life	2,340	717	3,932	5,763
Executive Variable Universal Life II	4,830	1,824	4,643	4,281
Flexible Variable Life	8	3	336	220
PrinFlex Life®	1,545	444	1,496	367
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	—	8	286	5
Principal Variable Universal Life Income	1,053	672	505	52
Principal Variable Universal Life Income II	493	214	855	260

Invesco Mid Cap Growth Series I Division:
Benefit Variable Universal Life	2,155	443	2,916	812
Benefit Variable Universal Life II	1,236	305	993	174
Executive Variable Universal Life	42,272	12,503	19,301	29,878
Executive Variable Universal Life II	13,669	1,885	2,638	2,839
Flexible Variable Life	43	51	559	341
PrinFlex Life®	6,105	4,795	10,615	9,664
Survivorship Flexible Premium Variable Universal Life	75	289	1,174	263
Principal Variable Universal Life Accumulator	834	1,519	2,840	1,161

Invesco Small Cap Equity Series I Division:
Benefit Variable Universal Life	11,826	9,356	17,683	35,051
Benefit Variable Universal Life II	3,262	1,344	2,997	6,714
Executive Variable Universal Life	93,038	287,993	196,732	277,814
Executive Variable Universal Life II	52,430	88,520	88,518	70,869
Flexible Variable Life	32	25	117	29
PrinFlex Life®	6,458	15,809	8,737	20,439
Survivorship Flexible Premium Variable Universal Life	2,121	2,741	101	112
Principal Variable Universal Life Accumulator	1,662	1,486	2,256	3,283

Invesco Technology Series I Division:
Benefit Variable Universal Life	6,447	3,864	13,637	13,147
Executive Variable Universal Life	126,527	68,609	95,616	65,074
Flexible Variable Life	2,051	516	1,123	1,280
PrinFlex Life®	16,255	20,875	19,038	19,624
Survivorship Flexible Premium Variable Universal Life	608	7,257	553	601
Principal Variable Universal Life Accumulator	3,513	4,035	4,393	8,259

Janus Aspen Balanced Service Shares Division:
Benefit Variable Universal Life	3,186	5,667	5,966	690
Benefit Variable Universal Life II	11,426	5,361	7,627	4,922
Executive Variable Universal Life	160,463	86,152	156,460	112,206
Executive Variable Universal Life II	157,597	90,089	137,297	109,904

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Janus Aspen Enterprise Service Shares Division:
Benefit Variable Universal Life	12,221	3,821	9,477	15,080
Benefit Variable Universal Life II	7,019	5,057	8,462	5,329
Executive Variable Universal Life	141,374	163,370	187,128	196,603
Executive Variable Universal Life II	284,140	145,038	340,009	129,105
Flexible Variable Life	137	542	571	231
PrinFlex Life®	14,233	17,748	14,507	31,065
Survivorship Flexible Premium Variable Universal Life	410	613	753	283
Principal Variable Universal Life Accumulator	3,678	7,372	4,289	7,033

Janus Aspen Flexible Bond Service Shares Division:
Benefit Variable Universal Life	35,345	27,129	30,156	32,005
Benefit Variable Universal Life II	4,446	6,981	10,235	9,281
Executive Variable Universal Life	290,045	245,864	853,820	776,059
Executive Variable Universal Life II	243,221	192,276	288,601	330,397

Janus Aspen Forty Service Shares Division:
Benefit Variable Universal Life II	4,527	2,524	7,025	6,649
Executive Variable Universal Life II	134,040	74,968	88,891	130,558
Principal Variable Universal Life Income II	20,161	12,550	13,617	12,705

Janus Aspen Global Research Service Shares Division:
Benefit Variable Universal Life	4,533	2,025	7,926	11,194
Benefit Variable Universal Life II	1,303	2,301	3,282	668
Executive Variable Universal Life	11,350	12,093	15,141	9,588
Executive Variable Universal Life II	42,611	27,940	13,741	2,057

Janus Aspen Overseas Service Shares Division:
Benefit Variable Universal Life	2,147	4,528	2,296	13,815
Executive Variable Universal Life	24,083	52,571	41,873	70,050

JP Morgan Core Bond Class I Division:
Benefit Variable Universal Life	7,831	11,867	4,542	7,148
Executive Variable Universal Life	94,151	121,840	62,145	23,226

JP Morgan Small Cap Core Class I Division:
Benefit Variable Universal Life	13,289	6,451	10,770	17,247
Executive Variable Universal Life	67,329	79,127	78,804	58,423

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
LargeCap Growth Class 1 Division:
Benefit Variable Universal Life	4,128	5,751	8,033	9,009
Benefit Variable Universal Life II	2,569	20,331	8,931	1,065
Executive Variable Universal Life	53,485	38,843	28,237	53,263
Executive Variable Universal Life II	35,259	25,502	38,108	46,360
Flexible Variable Life	224	171	243	125
PrinFlex Life®	61,935	121,246	64,645	120,060
Survivorship Flexible Premium Variable Universal Life	5,186	7,760	6,300	4,303
Principal Variable Universal Life Accumulator	2,068	70,655	985,537	9,456
Principal Variable Universal Life Accumulator II	10,033	5,865	3,315	7,894
Principal Variable Universal Life Income	12,663	14,232	8,331	8,764
Principal Variable Universal Life Income II	5,751	2,436	2,369	742

LargeCap Growth I Class 1 Division:
Benefit Variable Universal Life	16,253	7,485	10,685	15,847
Benefit Variable Universal Life II	18,740	17,228	17,157	9,026
Executive Variable Universal Life	190,677	87,230	149,164	126,430
Executive Variable Universal Life II	406,848	210,346	386,188	228,902
Flexible Variable Life	277	336	268	279
PrinFlex Life®	106,532	246,257	130,275	281,258
Survivorship Flexible Premium Variable Universal Life	8,351	18,108	10,417	36,381
Principal Variable Universal Life Accumulator	6,223	8,203	8,777	789,727
Principal Variable Universal Life Accumulator II	15,148	23,142	23,637	37,082
Principal Variable Universal Life Income	13,750	24,179	12,905	17,442
Principal Variable Universal Life Income II	12,456	6,512	11,317	12,077

LargeCap S&P 500 Index Class 1 Division:
Benefit Variable Universal Life II	42,594	36,918	46,578	16,402
Executive Variable Universal Life II	1,504,629	737,774	1,178,815	775,314
Flexible Variable Life	504	977	481	1,749
PrinFlex Life®	109,252	140,965	107,322	174,385
Survivorship Flexible Premium Variable Universal Life	7,744	14,114	9,919	9,278
Principal Variable Universal Life Accumulator	7,951	20,548	8,280	20,690
Principal Variable Universal Life Accumulator II	39,450	51,407	48,157	35,331
Principal Variable Universal Life Income	43,794	39,984	41,031	36,993
Principal Variable Universal Life Income II	38,096	41,268	32,345	24,312

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
LargeCap Value Class 1 Division:
Benefit Variable Universal Life	1,457	1,030	4,158	3,587
Benefit Variable Universal Life II	3,550	968	3,046	796
Executive Variable Universal Life	34,272	51,961	81,982	67,788
Executive Variable Universal Life II	20,572	58,016	39,370	8,691
Flexible Variable Life	3,404	8,673	3,721	7,670
PrinFlex Life®	65,516	119,792	72,451	145,479
Survivorship Flexible Premium Variable Universal Life	10,564	9,413	22,626	7,907
Principal Variable Universal Life Accumulator	7,314	37,744	7,376	27,827
Principal Variable Universal Life Accumulator II	9,725	16,196	17,580	14,846
Principal Variable Universal Life Income	12,777	23,111	16,252	14,489
Principal Variable Universal Life Income II	12,171	9,124	10,987	7,530

MFS International Value Service Class Division:
Benefit Variable Universal Life	473	183	1,001	587
Benefit Variable Universal Life II	3,046	294	1,445	295
Executive Variable Universal Life	122,114	131,263	112,390	29,760
Executive Variable Universal Life II	214,588	50,295	111,326	45,634

MFS VIT Global Equity Service Class Division:
Benefit Variable Universal Life	967	378	2,324	1,020
Benefit Variable Universal Life II	3,067	2,289	5,163	2,679
Executive Variable Universal Life	33,932	45,403	26,527	23,300
Executive Variable Universal Life II	122,258	75,353	108,431	65,088

MFS VIT Growth Service Class Division:
Benefit Variable Universal Life	10,512	16,250	33,912	39,597
Benefit Variable Universal Life II	6,778	4,420	7,304	1,781
Executive Variable Universal Life	150,219	135,582	61,917	60,885
Executive Variable Universal Life II	194,121	97,667	123,603	76,859

MFS VIT Inflation-Adjusted Bond Service Class Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	166	1	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	—	—	—	—

MFS VIT MidCap Growth Service Class Division:
Benefit Variable Universal Life	1,092	1,433	3,443	5,015
Executive Variable Universal Life	5,522	1,030	966	2,108

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
MFS VIT Mid Cap Value Portfolio Service Class Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	326	7	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	146	2	—	—
Flexible Variable Life	—	—	—	—
PrinFlex Life®	837	12	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—	—
Principal Variable Universal Life Income	875	10	—	—
Principal Variable Universal Life Income II	9,597	53	—	—

MFS VIT New Discovery Service Class Division:
Benefit Variable Universal Life	5,505	13,311	17,084	18,969
Benefit Variable Universal Life II	5,720	6,779	7,524	8,197
Executive Variable Universal Life	66,695	131,275	102,193	194,681
Executive Variable Universal Life II	80,397	105,546	133,911	124,753
Flexible Variable Life	—	18	968	7
PrinFlex Life®	1,434	2,355	3,678	8,911
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	368	64	1,090	121
Principal Variable Universal Life Accumulator II	1,842	2,204	2,339	8,910
Principal Variable Universal Life Income	2,978	9,538	2,970	6,054
Principal Variable Universal Life Income II	8,529	3,309	8,790	5,412

MFS VIT Research International Portfolio Service Class Division:
Benefit Variable Universal Life	30,256	761	—	—
Benefit Variable Universal Life II	33,074	12,095	—	—
Executive Variable Universal Life	57,676	14,894	—	—
Executive Variable Universal Life II	381,186	114,377	—	—

MFS VIT Total Return Service Class Division:
Benefit Variable Universal Life II	304	45	367	109
Executive Variable Universal Life II	10,032	14,419	46,901	34,498

MFS VIT Utilities Service Class Division:
Benefit Variable Universal Life II	8,274	6,844	23,293	3,427
Executive Variable Universal Life II	57,588	58,373	57,126	36,879
Principal Variable Universal Life Income II	28,050	8,595	12,495	115,997

MFS VIT Value Service Class Division:
Benefit Variable Universal Life	23,481	10,411	20,552	33,772
Benefit Variable Universal Life II	10,791	8,028	8,512	4,945
Executive Variable Universal Life	153,622	254,872	167,890	237,287
Executive Variable Universal Life II	151,757	103,035	206,123	142,593

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
MidCap Class 1 Division:
Benefit Variable Universal Life	16,484	18,322	23,282	23,474
Benefit Variable Universal Life II	5,585	2,884	5,351	4,776
Executive Variable Universal Life	107,976	147,900	157,961	223,840
Executive Variable Universal Life II	62,670	77,995	72,975	87,111
Flexible Variable Life	2,325	11,108	3,161	10,715
PrinFlex Life®	66,166	144,185	69,204	173,366
Survivorship Flexible Premium Variable Universal Life	5,139	10,658	4,398	11,241
Principal Variable Universal Life Accumulator	13,708	25,255	14,505	28,050
Principal Variable Universal Life Accumulator II	22,244	43,690	35,897	48,484
Principal Variable Universal Life Income	27,108	43,963	34,659	37,028
Principal Variable Universal Life Income II	17,098	9,898	17,712	11,199

Money Market Class 1 Division:
Benefit Variable Universal Life	369,339	383,952	345,506	382,241
Benefit Variable Universal Life II	112,396	67,018	131,040	133,322
Executive Variable Universal Life	2,827,647	3,561,208	2,590,117	2,929,887
Executive Variable Universal Life II	6,765,929	5,439,842	5,353,677	4,387,771
Flexible Variable Life	13,007	14,498	26,335	28,806
PrinFlex Life®	264,365	299,830	508,215	591,467
Survivorship Flexible Premium Variable Universal Life	51,243	61,060	68,453	89,660
Principal Variable Universal Life Accumulator	106,984	69,448	36,107	47,031
Principal Variable Universal Life Accumulator II	184,320	138,179	87,688	144,089
Principal Variable Universal Life Income	183,180	190,208	120,119	266,610
Principal Variable Universal Life Income II	187,171	214,142	300,329	284,802

Neuberger Berman AMT Guardian Class I Division:
Benefit Variable Universal Life	115	663	37	164
Benefit Variable Universal Life II	282	160	292	195
Executive Variable Universal Life	33,314	11,680	25,512	9,320
Executive Variable Universal Life II	29,034	25,199	21,088	16,830

Neuberger Berman AMT Large Cap Value Class I Division:
Benefit Variable Universal Life	7,894	3,607	6,638	2,965
Benefit Variable Universal Life II	464	162	115	98
Executive Variable Universal Life	57,618	76,346	66,072	114,085
Executive Variable Universal Life II	7,796	15,546	5,716	1,807
Principal Variable Universal Life Income II	2,124	1,356	1,636	1,098

Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division:
Benefit Variable Universal Life	16,403	727	—	—
Benefit Variable Universal Life II	3,810	45	—	—
Executive Variable Universal Life	75,022	311	—	—
Executive Variable Universal Life II	10,287	27	—	—

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Oppenheimer Main Street Small Cap Service Shares Division:
Benefit Variable Universal Life	30	4,050	509	195
Benefit Variable Universal Life II	4,259	1,043	4,634	981
Executive Variable Universal Life	21,911	33,421	24,036	6,874
Executive Variable Universal Life II	72,515	37,992	74,979	38,061
Principal Variable Universal Life Income II	5,571	2,870	3,383	9,963

PIMCO All Asset Administrative Class Division:
Benefit Variable Universal Life	3,747	15,441	443	815
Benefit Variable Universal Life II	1,921	358	2,378	161
Executive Variable Universal Life	5,138	1,768	132	396
Executive Variable Universal Life II	76,092	28,616	31,138	11,524

PIMCO Commodity Real Strategy Administrative Class Division:
Benefit Variable Universal Life	33	20	48	17
Benefit Variable Universal Life II	1,543	1,218	1,609	945
Executive Variable Universal Life	8,357	11,469	9,475	240
Executive Variable Universal Life II	40,142	28,064	19,289	12,918

PIMCO Emerging Market Bond Administrative Class Division:
Benefit Variable Universal Life	25	21	48	18
Benefit Variable Universal Life II	2,963	609	2,660	860
Executive Variable Universal Life	11,474	1,528	9,226	11,624
Executive Variable Universal Life II	28,537	10,641	11,642	4,286

PIMCO High Yield Administrative Class Division:
Benefit Variable Universal Life	16	110	33	115
Benefit Variable Universal Life II	12,615	5,850	13,819	4,249
Executive Variable Universal Life	30,865	18,430	52,892	39,933
Executive Variable Universal Life II	156,836	195,965	277,944	216,689

PIMCO Long Term U.S. Government Administrative Class Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	167	97	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	8,460	8,342	1,620	10

PIMCO Real Return Administrative Class Division:
Benefit Variable Universal Life	24,608	3,300	53,298	69,257
Benefit Variable Universal Life II	8,371	8,439	10,954	7,215
Executive Variable Universal Life	88,297	113,940	225,925	243,599
Executive Variable Universal Life II	232,479	239,731	237,150	179,268

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
PIMCO Short-Term Administrative Class Division:
Benefit Variable Universal Life	—	4,981	13,163	13,355
Benefit Variable Universal Life II	11,851	17,156	13,683	8,574
Executive Variable Universal Life	700,880	290,104	636,947	181,854
Executive Variable Universal Life II	583,302	410,113	394,467	414,180

PIMCO Total Return Administrative Class Division:
Benefit Variable Universal Life	1,593	8,876	28,312	25,357
Benefit Variable Universal Life II	12,089	28,349	11,221	10,073
Executive Variable Universal Life	171,485	260,341	276,888	411,723
Executive Variable Universal Life II	714,257	558,689	654,465	571,887

Principal Capital Appreciation Class 1 Division:
Benefit Variable Universal Life	74,246	7,732	—	—
Benefit Variable Universal Life II	44,716	1,764	—	—
Executive Variable Universal Life	244,310	34,458	—	—
Executive Variable Universal Life II	151,570	8,220	—	—
Flexible Variable Life	4,973	238	—	—
PrinFlex Life®	262,025	21,638	—	—
Survivorship Flexible Premium Variable Universal Life	22,067	429	—	—
Principal Variable Universal Life Accumulator	144,304	26,737	—	—
Principal Variable Universal Life Accumulator II	512,155	57,555	—	—
Principal Variable Universal Life Income	425,595	44,587	—	—
Principal Variable Universal Life Income II	67,929	5,615	—	—

Principal LifeTime Strategic Income Class 1 Division:
Benefit Variable Universal Life	4,993	7,752	12,869	8,206
Benefit Variable Universal Life II	6,787	8,613	5,679	3,627
Executive Variable Universal Life	82,411	126,539	84,162	39,746
Executive Variable Universal Life II	97,583	84,441	93,296	77,843
Flexible Variable Life	—	—	—	—
PrinFlex Life®	2,572	14,383	14,609	6,182
Survivorship Flexible Premium Variable Universal Life	—	779	19,144	28,035
Principal Variable Universal Life Accumulator	197	415	1,016	314
Principal Variable Universal Life Accumulator II	520	763	2,759	4,244
Principal Variable Universal Life Income	2,866	6,541	8,106	3,039
Principal Variable Universal Life Income II	1,042	1,252	2,411	526

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Principal LifeTime 2010 Class 1 Division:
Benefit Variable Universal Life	8,214	32,728	30,120	32,702
Benefit Variable Universal Life II	5,610	2,686	9,179	9,755
Executive Variable Universal Life	110,274	189,569	173,163	116,514
Executive Variable Universal Life II	189,361	123,060	195,094	166,120
Flexible Variable Life	—	—	—	—
PrinFlex Life®	8,906	7,306	2,949	2,302
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	217	2,143	290	364
Principal Variable Universal Life Accumulator II	1,049	9,863	1,117	3,340
Principal Variable Universal Life Income	975	4,866	1,272	13,537
Principal Variable Universal Life Income II	1,060	761	2,051	2,098

Principal LifeTime 2020 Class 1 Division:
Benefit Variable Universal Life	46,005	64,573	54,049	52,080
Benefit Variable Universal Life II	48,025	37,659	41,192	13,646
Executive Variable Universal Life	460,446	414,632	559,108	254,328
Executive Variable Universal Life II	771,749	485,688	823,035	492,265
Flexible Variable Life	2,329	27	912	20
PrinFlex Life®	28,082	33,349	14,899	6,370
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	1,836	8,193	9,117	999
Principal Variable Universal Life Accumulator II	2,955	21,018	7,070	7,092
Principal Variable Universal Life Income	15,235	21,409	17,499	40,745
Principal Variable Universal Life Income II	47,363	11,993	8,803	3,702

Principal LifeTime 2030 Class 1 Division:
Benefit Variable Universal Life	31,227	30,000	45,732	55,173
Benefit Variable Universal Life II	36,491	26,948	24,768	14,345
Executive Variable Universal Life	264,190	145,216	286,209	182,285
Executive Variable Universal Life II	484,279	386,214	508,930	314,128
Flexible Variable Life	50	46	1,271	40
PrinFlex Life®	11,039	2,533	29,689	29,733
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	325	1,729	2,822	147
Principal Variable Universal Life Accumulator II	8,464	7,589	9,105	9,779
Principal Variable Universal Life Income	40,773	58,114	39,804	97,092
Principal Variable Universal Life Income II	20,202	18,976	24,851	31,363

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Principal LifeTime 2040 Class 1 Division:
Benefit Variable Universal Life	13,573	44,331	18,770	19,236
Benefit Variable Universal Life II	27,907	19,887	17,195	5,263
Executive Variable Universal Life	232,623	113,218	119,272	80,132
Executive Variable Universal Life II	264,969	168,378	173,229	130,529
Flexible Variable Life	—	—	—	—
PrinFlex Life®	6,148	399	371	224
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	43	16	50	16
Principal Variable Universal Life Accumulator II	7,932	5,767	10,692	8,782
Principal Variable Universal Life Income	47,126	84,649	56,425	72,970
Principal Variable Universal Life Income II	28,018	13,547	26,432	17,078

Principal LifeTime 2050 Class 1 Division:
Benefit Variable Universal Life	7,167	22,956	45,128	133,759
Benefit Variable Universal Life II	7,914	9,723	9,985	5,338
Executive Variable Universal Life	83,485	26,111	73,359	70,069
Executive Variable Universal Life II	116,486	74,189	59,407	43,291
Flexible Variable Life	5	2	8	4
PrinFlex Life®	965	1,655	5,192	5,437
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	42	16	49	16
Principal Variable Universal Life Accumulator II	8,112	10,703	9,366	12,274
Principal Variable Universal Life Income	22,917	40,658	24,933	40,829
Principal Variable Universal Life Income II	12,897	12,589	16,642	9,047

Principal LifeTime 2060 Class 1 Division:
Benefit Variable Universal Life	159	2	—	—
Benefit Variable Universal Life II	11,180	990	3,554	577
Executive Variable Universal Life	46,450	30,254	68,155	20,147
Executive Variable Universal Life II	51,773	6,805	4,311	1,510
Flexible Variable Life	—	—	—	—
PrinFlex Life®	694	24	888	888
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	641	57	—	—
Principal Variable Universal Life Income	1,032	46	716	716
Principal Variable Universal Life Income II	15,467	906	852	265

Putnam VT Growth & Income Class IB Division:
Benefit Variable Universal Life	6,292	2,997	3,226	6,324
Executive Variable Universal Life	22,195	2,194	1,865	1,093

Putnam VT International Equity Class IB Division:
Benefit Variable Universal Life	3,793	2,298	5,317	12,912
Executive Variable Universal Life	9,760	15,638	15,982	10,590

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Putnam VT Voyager Class IB Division:
Benefit Variable Universal Life	4,636	3,884	1,350	2,463
Benefit Variable Universal Life II	1,827	237	1,909	819
Executive Variable Universal Life	29,642	72,754	54,641	21,592
Executive Variable Universal Life II	22,647	14,529	5,811	3,313
Flexible Variable Life	72	55	392	310
PrinFlex Life®	70,523	118,734	88,801	184,206
Survivorship Flexible Premium Variable Universal Life	2,481	7,618	3,171	6,298
Principal Variable Universal Life Accumulator	5,420	6,521	4,747	9,571
Principal Variable Universal Life Accumulator II	110	77	1,327	202
Principal Variable Universal Life Income	222	629	926	323
Principal Variable Universal Life Income II	6,003	2,162	1,729	857

Real Estate Securities Class 1 Division:
Benefit Variable Universal Life	21,550	25,703	34,964	34,185
Benefit Variable Universal Life II	7,079	7,475	10,541	3,754
Executive Variable Universal Life	133,137	179,119	189,797	181,822
Executive Variable Universal Life II	109,317	91,882	145,603	94,481
Flexible Variable Life	298	413	183	175
PrinFlex Life®	19,200	35,707	25,070	39,559
Survivorship Flexible Premium Variable Universal Life	1,259	3,875	6,612	5,251
Principal Variable Universal Life Accumulator	5,018	10,409	5,103	7,931
Principal Variable Universal Life Accumulator II	17,664	23,862	21,252	22,268
Principal Variable Universal Life Income	15,532	22,487	18,694	15,959
Principal Variable Universal Life Income II	8,825	7,639	13,213	6,183

SAM Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	7,134	4,565	13,144	7,053
Benefit Variable Universal Life II	11,362	16,139	9,267	6,128
Executive Variable Universal Life	185,564	110,340	145,044	100,521
Executive Variable Universal Life II	346,972	196,133	308,591	265,991
Flexible Variable Life	11,396	3,640	217	293
PrinFlex Life®	136,957	175,697	219,754	162,580
Survivorship Flexible Premium Variable Universal Life	6,219	12,482	5,502	4,645
Principal Variable Universal Life Accumulator	18,271	37,036	26,314	38,541
Principal Variable Universal Life Accumulator II	55,713	51,036	58,490	42,477
Principal Variable Universal Life Income	63,173	102,883	71,872	77,106
Principal Variable Universal Life Income II	165,915	121,496	206,863	143,487

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
SAM Conservative Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	6,097	6,023	12,819	13,512
Benefit Variable Universal Life II	2,186	1,643	2,784	2,251
Executive Variable Universal Life	39,925	37,726	44,501	43,852
Executive Variable Universal Life II	450,561	188,352	381,931	215,977
Flexible Variable Life	624	90	—	87
PrinFlex Life®	18,665	13,393	21,947	18,887
Survivorship Flexible Premium Variable Universal Life	388	258	426	1,135
Principal Variable Universal Life Accumulator	1,741	1,869	3,641	15,727
Principal Variable Universal Life Accumulator II	24,022	45,070	28,298	39,857
Principal Variable Universal Life Income	39,652	12,476	13,222	22,214
Principal Variable Universal Life Income II	82,072	36,101	64,888	41,629

SAM Conservative Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	4,033	3,849	4,341	2,951
Benefit Variable Universal Life II	12,640	13,707	12,955	6,251
Executive Variable Universal Life	82,436	50,105	37,603	61,485
Executive Variable Universal Life II	222,672	200,447	289,327	157,579
Flexible Variable Life	8	115	33	135
PrinFlex Life®	29,230	42,372	38,363	56,641
Survivorship Flexible Premium Variable Universal Life	297	179	2,217	47,656
Principal Variable Universal Life Accumulator	8,445	2,079	6,292	7,728
Principal Variable Universal Life Accumulator II	45,023	46,356	16,672	22,441
Principal Variable Universal Life Income	56,755	69,711	186,477	64,954
Principal Variable Universal Life Income II	165,729	134,517	186,630	103,943

SAM Flexible Income Portfolio Class 1 Division:
Benefit Variable Universal Life	3,245	1,473	1,703	3,456
Benefit Variable Universal Life II	14,387	2,561	11,357	3,822
Executive Variable Universal Life	60,429	23,253	33,748	32,156
Executive Variable Universal Life II	97,583	57,301	85,435	47,573
Flexible Variable Life	236	135	245	129
PrinFlex Life®	54,302	54,277	93,828	76,050
Survivorship Flexible Premium Variable Universal Life	11,382	4,701	7,080	4,114
Principal Variable Universal Life Accumulator	5,199	2,819	8,068	3,361
Principal Variable Universal Life Accumulator II	18,580	10,199	25,660	33,354
Principal Variable Universal Life Income	35,479	21,376	24,374	19,201
Principal Variable Universal Life Income II	20,001	13,196	22,852	19,376

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
SAM Strategic Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	7,609	3,413	13,671	6,132
Benefit Variable Universal Life II	18,743	19,680	18,284	7,074
Executive Variable Universal Life	90,447	64,801	92,006	97,645
Executive Variable Universal Life II	186,651	155,683	186,039	187,360
Flexible Variable Life	177	82	640	309
PrinFlex Life®	30,438	28,726	31,306	43,948
Survivorship Flexible Premium Variable Universal Life	137	263	108	310
Principal Variable Universal Life Accumulator	1,789	3,256	1,960	4,516
Principal Variable Universal Life Accumulator II	39,745	36,647	30,548	31,985
Principal Variable Universal Life Income	102,238	82,738	81,222	70,424
Principal Variable Universal Life Income II	180,141	139,908	219,207	125,419

Short-Term Income Class 1 Division:
Benefit Variable Universal Life	9,482	23,181	30,438	24,646
Benefit Variable Universal Life II	22,057	9,658	19,175	22,683
Executive Variable Universal Life	346,844	210,643	288,644	279,475
Executive Variable Universal Life II	629,433	443,591	597,640	197,764
Flexible Variable Life	12,175	1,596	193	281
PrinFlex Life®	172,721	175,698	103,507	78,204
Survivorship Flexible Premium Variable Universal Life	3,522	2,967	8,093	942
Principal Variable Universal Life Accumulator	5,363	12,490	15,121	15,751
Principal Variable Universal Life Accumulator II	19,376	37,588	15,492	32,955
Principal Variable Universal Life Income	13,387	24,912	37,353	31,965
Principal Variable Universal Life Income II	21,963	26,719	143,253	13,170

SmallCap Blend Class 1 Division:
Benefit Variable Universal Life	133,020	25,369	6,544	8,250
Benefit Variable Universal Life II	12,234	5,249	1,658	6,927
Executive Variable Universal Life	634,737	82,262	30,953	7,462
Executive Variable Universal Life II	196,086	59,507	21,814	5,265
Flexible Variable Life	6,030	2,953	538	400
PrinFlex Life®	927,618	147,225	26,542	57,251
Survivorship Flexible Premium Variable Universal Life	73,593	12,036	925	3,923
Principal Variable Universal Life Accumulator	146,000	103,568	5,353	23,881
Principal Variable Universal Life Accumulator II	203,142	31,183	8,639	13,324
Principal Variable Universal Life Income	213,187	36,865	9,203	9,385
Principal Variable Universal Life Income II	52,885	6,947	5,972	2,519

T. Rowe Price Equity Income Portfolio II Division:
Benefit Variable Universal Life	293	631	6,951	6,345
Executive Variable Universal Life	45,944	120,525	209,922	209,070

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Templeton Developing Markets VIP Class 2 Division:
Benefit Variable Universal Life	1,210	1,582	4,435	3,451
Benefit Variable Universal Life II	5,782	2,052	3,663	2,051
Executive Variable Universal Life	41,875	47,162	38,093	63,578
Executive Variable Universal Life II	77,793	73,749	69,707	54,456

Templeton Foreign VIP Class 2 Division:
Benefit Variable Universal Life	740	569	4,448	3,115
Benefit Variable Universal Life II	8,951	2,709	7,712	3,984
Executive Variable Universal Life	127,829	109,520	127,256	101,013
Executive Variable Universal Life II	171,231	107,647	176,840	126,733

Templeton Global Bond VIP Class 2 Division:
Benefit Variable Universal Life	10,137	26,689	27,751	21,674
Benefit Variable Universal Life II	13,992	22,219	19,951	11,838
Executive Variable Universal Life	130,829	84,463	111,510	149,661
Executive Variable Universal Life II	232,415	197,474	308,352	169,854
Flexible Variable Life	46	1,433	507	282
PrinFlex Life®	14,306	22,783	28,990	9,807
Survivorship Flexible Premium Variable Universal Life	—	97	73	148
Principal Variable Universal Life Accumulator	193	1,115	1,415	1,791
Principal Variable Universal Life Accumulator II	13,581	3,510	13,057	15,478
Principal Variable Universal Life Income	8,649	11,521	10,991	6,567
Principal Variable Universal Life Income II	11,464	7,768	15,239	6,684

TOPS Managed Risk Balanced ETF Class 2 Division:
Benefit Variable Universal Life	175	2,134	1,982	23
Benefit Variable Universal Life II	459	29	291	22
Executive Variable Universal Life	192	1,893	1,274	796
Executive Variable Universal Life II	8,507	1,535	3,791	9,904
Flexible Variable Life	11	5	35	18
PrinFlex Life®	974	5,098	9,010	110
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	143	30	2,352	125
Principal Variable Universal Life Accumulator II	604	12	2,485	5
Principal Variable Universal Life Income	—	1	—	1,192
Principal Variable Universal Life Income II	4,204	3,080	8,793	606

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
TOPS Managed Risk Growth ETF Class 2 Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	14,658	1,026	6,792	5,192
Executive Variable Universal Life	3,320	3,127	7,994	699
Executive Variable Universal Life II	6,110	1,872	3,309	1,002
Flexible Variable Life	—	—	—	—
PrinFlex Life®	532	436	2,894	1,850
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	44	—	43	114
Principal Variable Universal Life Accumulator II	1,085	74	2,408	51
Principal Variable Universal Life Income	463	86	2,395	3,274
Principal Variable Universal Life Income II	9,453	11,080	13,126	16,840

TOPS Managed Risk Moderate Growth ETF Class 2 Division:
Benefit Variable Universal Life	787	7,634	6,942	95
Benefit Variable Universal Life II	2,042	678	965	37
Executive Variable Universal Life	1,730	1,866	4,641	85
Executive Variable Universal Life II	23,635	1,211	95,777	45,479
Flexible Variable Life	—	—	—	—
PrinFlex Life®	2,804	10,307	12,142	679
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	3,214	62	2,701	45
Principal Variable Universal Life Income	701	190	189	531
Principal Variable Universal Life Income II	5,557	3,514	17,909	7,973

Van Eck Global Hard Assets Initial Class Division:
Benefit Variable Universal Life	6,212	18,589	40,711	38,794
Benefit Variable Universal Life II	20,339	17,270	17,116	10,233
Executive Variable Universal Life	142,797	101,404	177,513	216,456
Executive Variable Universal Life II	420,202	251,091	253,388	144,007

Van Eck Global Hard Assets Class S Division:
Flexible Variable Life	22	26	47	24
PrinFlex Life®	13,435	8,849	6,269	11,290
Survivorship Flexible Premium Variable Universal Life	437	262	499	114
Principal Variable Universal Life Accumulator	1,664	2,563	3,029	4,608
Principal Variable Universal Life Accumulator II	6,515	8,772	7,008	9,454
Principal Variable Universal Life Income	9,397	4,986	8,104	5,540
Principal Variable Universal Life Income II	9,787	8,729	8,912	4,077

Vanguard VIF Balanced Division:
Benefit Variable Universal Life	170,623	121,635	92,712	138,035
Executive Variable Universal Life	374,226	410,157	658,074	579,772

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Vanguard VIF Equity Index Division:
Benefit Variable Universal Life	139,651	141,493	123,976	103,555
Executive Variable Universal Life	1,252,477	830,376	1,494,386	1,328,108

Vanguard VIF Mid-Cap Index Division:
Benefit Variable Universal Life	33,378	67,826	37,638	43,559
Benefit Variable Universal Life II	22,926	8,448	19,521	7,369
Executive Variable Universal Life	230,418	291,985	425,189	337,782
Executive Variable Universal Life II	328,532	193,860	327,640	181,326

Wanger International Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	71	1	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	686	126	—	—
Flexible Variable Life	—	—	—	—
PrinFlex Life®	1,286	26	—	—
Survivorship Flexible Premium Variable Universal Life	9,176	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	1,371	9	—	—
Principal Variable Universal Life Income	205	18	—	—
Principal Variable Universal Life Income II	1,753	5	—	—

Wells Fargo Advantage VT Index Asset Allocation Class 2 Division:
Benefit Variable Universal Life	10	17	13	16
Executive Variable Universal Life	11,347	2,038	5,893	3,593
Flexible Variable Life	243	26	16	22
PrinFlex Life®	6,434	8,734	4,885	4,091
Survivorship Flexible Premium Variable Universal Life	—	150	72	147
Principal Variable Universal Life Accumulator	1,031	618	746	1,997
Principal Variable Universal Life Accumulator II	4,677	1,873	1,590	3,786
Principal Variable Universal Life Income	3,661	2,861	13,806	2,406

Wells Fargo Advantage VT Intrinsic Value Class 2 Division:
Benefit Variable Universal Life	100	119	690	376
Executive Variable Universal Life	2,786	622	—	—
Flexible Variable Life	—	—	—	4,497
PrinFlex Life®	1,809	3,446	2,025	2,862
Survivorship Flexible Premium Variable Universal Life	190	3,005	2,821	655
Principal Variable Universal Life Accumulator	222	657	219	290
Principal Variable Universal Life Accumulator II	498	1,935	1,261	1,531
Principal Variable Universal Life Income	3,054	1,988	14,169	1,491

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Wells Fargo Advantage VT Omega Growth Class 2 Division:
Benefit Variable Universal Life	389	98	916	740
Executive Variable Universal Life	225,133	236,525	211,551	125,744
Flexible Variable Life	32	23	48	271
PrinFlex Life®	3,963	5,061	6,281	15,195
Survivorship Flexible Premium Variable Universal Life	488	97	139	162
Principal Variable Universal Life Accumulator	1,371	1,093	927	1,989
Principal Variable Universal Life Accumulator II	2,559	1,857	2,561	7,539
Principal Variable Universal Life Income	1,903	5,398	2,503	7,731

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

6. Financial Highlights
Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures results in a variety of unit values, expense ratios, and total returns.
The Separate Account has presented the following disclosures for 2015, 2014, 2013, 2012, and 2011 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contact options as discussed in Note 2.

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division

AllianceBernstein Global Thematic Growth Portfolio Class A Division:
2015	27	$13.60	$371	–%	–%	2.87%
2014	29	$13.22	$390	–%	–%	5.09%
2013	12	$12.58	$146	0.29%	–%	23.21%
2012	8	$10.21	$82	–%	–%	13.57%
2011	6	$8.99	$57	0.63%	–%	(23.23)%

AllianceBernstein International Growth Class A Division:
2015	83	$10.00	$830	0.33%	–%	(1.86)%
2014	53	$10.19	$542	–%	–%	(1.16)%
2013	56	$10.31	$573	1.04%	–%	13.67%
2012	48	$9.07	$434	1.85%	–%	15.69%
2011	40	$7.84	$317	3.84%	–%	(15.79)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
AllianceBernstein International Value Class A Division:
2015	108	$7.34	$795	4.25%	–%	2.66%
2014	42	$7.15	$302	3.75%	–%	(6.17)%
2013	46	$7.62	$348	6.02%	–%	23.10%
2012	48	$6.19	$297	2.17%	–%	15.27%
2011	49	$5.37	$264	4.07%	–%	(19.37)%

AllianceBernstein Small Cap Growth Class A Division:
2015	99	$18.05	$1,790	–%	–%	(1.26)%
2014	87	$18.28	$1,594	–%	–%	(1.83)%
2013	92	$18.62	$1,705	–%	–%	45.70%
2012	61	$12.78	$783	–%	–%	15.03%
2011	27	$11.11	$306	–%	–%	4.42%

AllianceBernstein Small/Mid Cap Value Class A Division:
2015	224	$18.05	$4,042	0.80%	–%	(5.50)%
2014	175	$19.10	$3,343	0.71%	–%	9.21%
2013	106	$17.49	$1,858	0.60%	–%	38.04%
2012	87	$12.67	$1,105	0.57%	–%	18.74%
2011	51	$10.67	$541	0.51%	–%	(8.41)%

American Century VP Capital Appreciation Class II Division:
2015	78	$11.08	$867	–%	–%	1.74%
2014 (9)	33	$10.89	$357	–%	–%	10.78%

American Century VP Income & Growth Class I Division:
2015	142	$19.61 to $17.57	$2,778	2.11%	0.00% to 0.75%	(5.63)% to (6.34)%
2014	154	$20.78 to $18.76	$3,188	2.04%	0.00% to 0.75%	12.51% to 11.67%
2013	174	$18.47 to $$16.80	$3,213	2.22%	0.00% to 0.75%	35.81% to 34.83%
2012	184	$13.60 to $12.46	$2,508	2.07%	0.00% to 0.75%	14.77% to 13.89%
2011	221	$11.85 to $10.94	$2,620	1.55%	–%	3.13% to 2.34%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
American Century VP Income & Growth Class II Division:
2015	236	$21.25	$5,020	1.92%	–%	(5.93)%
2014	196	$22.59	$4,425	1.78%	–%	12.33%
2013	187	$20.11	$3,771	2.00%	–%	35.51%
2012	162	$14.84	$2,410	1.84%	–%	14.42%
2011	190	$12.97	$2,464	1.32%	–%	2.85%

American Century VP Inflation Protection Class II Division:
2015	119	$11.35 to $10.88	$1,345	1.97%	0.00% to 0.75%	(2.49)% to (3.20)%
2014	123	$11.64 to $11.24	$1,429	1.32%	0.00% to 0.75%	3.28% to 2.46%
2013	127	$11.27 to $10.97	$1,426	1.63%	0.00% to 0.75%	(8.45)% to (9.11)%
2012	169	$12.31 to $12.07	$2,082	2.31%	0.00% to 0.75%	7.32% to 6.53%
2011	137	$11.47 to $11.33	$1,572	3.75%	0.00% to 0.75%	11.79% to 10.97%

American Century VP International Class II Division:
2015	68	$19.48	$1,328	0.16%	–%	0.52%
2014	29	$19.38	$553	2.40%	–%	(5.65)%
2013	26	$20.54	$529	2.26%	–%	22.48%
2012	37	$16.77	$615	0.81%	–%	21.17%
2011	31	$13.84	$423	1.29%	–%	(12.02)%

American Century VP Mid Cap Value Class II Division:
2015	703	$23.99 to $23.00	$16,871	1.49%	0.00% to 0.75%	(1.56)% to (2.29)%
2014	658	$24.37 to $23.54	$16,042	1.03%	0.00% to 0.75%	16.21% to 15.34%
2013	636	$20.97 to $20.41	$13,336	1.06%	0.00% to 0.75%	29.93% to 28.93%
2012	554	$16.14 to $15.83	$8,938	1.85%	0.00% to 0.75%	16.20% to 15.38%
2011	543	$13.89 to $13.72	$7,537	1.20%	0.00% to 0.75%	(0.86)% to (1.58)%

American Century VP Ultra Class I Division:
2015	102	$19.79 to $17.73	$2,015	0.44%	0.00% to 0.75%	6.28% to 5.47%
2014	109	$18.62 to $16.81	$2,020	0.37%	0.00% to 0.75%	9.98% to 9.16%
2013	112	$16.93 to $15.40	$1,889	0.53%	0.00% to 0.75%	37.09% to 36.04%
2012	120	$12.35 to $11.32	$1,474	–%	0.00% to 0.75%	13.93% to 13.09%
2011	134	$10.84 to $10.01	$1,452	–%	0.00% to 0.75%	1.03% to 0.30%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
American Century VP Ultra Class II Division:
2015	181	$21.67	$3,911	0.29%	–%	6.07%
2014	158	$20.43	$3,230	0.25%	–%	9.84%
2013	170	$18.60	$3,162	0.44%	–%	36.87%
2012	224	$13.59	$3,045	–%	–%	13.82%
2011	204	$11.94	$2,431	–%	–%	0.84%

American Century VP Value Class II Division:
2015	1,209	$23.91 to $21.58	$28,900	2.01%	0.00% to 0.75%	(4.01)% to (4.77)%
2014	1,146	$24.91 to $22.66	$28,554	1.36%	0.00% to 0.75%	12.92% to 12.07%
2013	1,088	$22.06 to $20.22	$24,001	1.49%	0.00% to 0.75%	31.47% to 30.54%
2012	1,085	$16.78 to $15.49	$18,212	1.77%	0.00% to 0.75%	14.54% to 13.65%
2011	1,090	$14.65 to $13.63	$15,962	1.87%	0.00% to 0.75%	0.90% to 0.15%

American Funds Insurance Series Blue Chip Income & Growth Class 2 Division:
2015 (13)	38	$9.35 to $9.30	$360	16.67%	0.00% to 0.75%	(6.69)% to (7.19)%

American Funds Insurance Series Global Bond Fund Class 2 Division:
2015 (13)	–	$9.56	$–	–%	–%	(3.63)%

American Funds Insurance Series Growth Class 2 Division:
2015	87	$11.70 to $11.56	$1,023	0.91%	0.00% to 0.75%	6.85% to 6.06%
2014 (10)	3	$10.95 to $10.90	$29	3.98%	0.00% to 0.75%	8.85% to 8.35%

American Funds Insurance Series International Fund Class 2 Division:
2015	195	$9.16 to $9.05	$1,788	2.27%	0.00% to 0.75%	(4.58)% to (5.24)%
2014 (10)	46	$9.60 to $9.55	$437	6.38%	0.00% to 0.75%	(4.48)% to (4.98)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
American Funds Insurance Series New World Fund Class 2 Division:
2015	228	$8.88 to $8.77	$2,024	0.62%	0.00% to 0.75%	(3.16)% to (3.94)%
2014 (10)	74	$9.17 to $9.13	$678	3.39%	0.00% to 0.75%	(8.76)% to (9.15)%

Balanced Class 1 Division:
2015	525	$19.26 to $51.77	$14,300	1.78%	0.00% to 0.75%	0.42% to (0.35)%
2014	579	$19.18 to $51.95	$15,628	1.71%	0.00% to 0.75%	8.79% to 8.00%
2013	607	$17.63 to $48.10	$15,137	1.78%	0.00% to 0.75%	19.53% to 18.59%
2012	632	$14.75 to $40.56	$13,277	2.00%	0.00% to 0.75%	13.03% to 12.20%
2011	720	$13.05 to $36.15	$13,409	2.27%	0.00% to 0.75%	4.07% to 3.29%

Bond & Mortgage Securities Class 1 Division:
2015	2,535	$20.88 to $42.71	$60,953	3.28%	0.00% to 0.75%	(0.48)% to (1.23)%
2014	2,308	$20.98 to $43.24	$55,847	3.21%	0.00% to 0.75%	5.22% to 4.44%
2013	2,256	$19.94 to $41.40	$51,927	3.36%	0.00% to 0.75%	(0.85)% to (1.59)%
2012	2,466	$20.11 to $42.07	$57,239	3.76%	0.00% to 0.75%	7.54% to 6.75%
2011	2,355	$18.70 to $39.41	$51,235	0.09%	0.00% to 0.75%	7.10% to 6.26%

Bond Market Index Class 1 Division:
2015	247	$10.53	$2,602	1.55%	–%	0.10%
2014	116	$10.52	$1,220	1.17%	–%	5.73%
2013	64	$9.95	$635	0.44%	–%	(2.55)%
2012 (7)	1	$10.21	$11	–%	–%	2.10%

Calvert EAFE International Index Class F Division:
2015	204	$10.04	$2,046	0.03%	–%	(1.76)%
2014	193	$10.22	$1,976	2.57%	–%	(6.67)%
2013	108	$10.95	$1,181	2.89%	–%	20.73%
2012	72	$9.07	$650	7.28%	–%	17.34%
2011	38	$7.73	$293	2.20%	–%	(12.75)%

Calvert Investment Grade Bond Index Class I Division:
2015	106	$10.34	$1,094	0.17%	–%	0.10%
2014 (9)	80	$10.33	$826	3.10%	–%	3.20%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Calvert Investment Grade Bond Index Class I Division:
2015	106	$10.34	$1,094	0.17%	–%	0.10%
2014 (9)	80	$10.33	$826	3.10%	–%	3.20%

Calvert Russell 2000 Small Cap Index Class F Division:
2015	868	$17.76	$15,415	–%	–%	(5.38)%
2014	796	$18.77	$14,943	0.37%	–%	3.93%
2013	710	$18.06	$12,825	0.50%	–%	37.65%
2012	599	$13.12	$7,867	0.81%	–%	15.19%
2011	467	$11.39	$5,318	0.28%	–%	(5.08)%

Calvert S&P 500 Index Class F Division:
2015	51	$11.20 to $11.05	$573	0.20%	0.00% to 0.75%	0.99% to 0.18%
2014 (9)	40	$11.09 to $11.03	$449	3.49%	0.00% to 0.75%	11.79% to 11.19%

Calvert S&P MidCap 400 Index Class F Division:
2015	76	$17.45	$1,318	–%	–%	(2.89)%
2014	70	$17.97	$1,261	0.70%	–%	8.98%
2013	57	$16.49	$946	0.49%	–%	32.45%
2012	48	$12.45	$603	0.69%	–%	17.01%
2011	39	$10.64	$420	0.38%	–%	(2.47)%

ClearBridge Mid Cap Core Portfolio Class I Division:
2015 (13)	3	$9.56 to $9.52	$30	–%	0.00% to 0.75%	(5.35)% to (5.74)%

ClearBridge Small Cap Growth Class I Division:
2015	499	$12.14	$6,053	–%	–%	(4.33)%
2014	192	$12.69	$2,432	–%	–%	4.02%
2013 (8)	67	$12.20	$813	–%	–%	21.51%

Delaware High Yield Service Class Division:
2015	98	$8.92	$875	6.55%	–%	(6.89)%
2014 (10)	100	$9.58	$956	–%	–%	(4.20)%

Delaware Small Cap Value Service Class Division:
2015	782	$18.33 to $17.57	$14,328	0.46%	0.00% to 0.75%	(6.43)% to (7.18)%
2014	723	$19.59 to $18.93	$14,169	0.33%	0.00% to 0.75%	5.61% to 4.88%
2013	682	$18.55 to $18.05	$12,648	0.49%	0.00% to 0.75%	33.17% to 32.14%
2012	558	$13.93 to $13.66	$7,775	0.34%	0.00% to 0.75%	13.62% to 12.80%
2011	453	$12.26 to $12.11	$5,552	0.26%	0.00% to 0.75%	(1.61)% to (2.34)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Delaware Smid Cap Growth Service Class Division:
2015	131	$15.98 to $15.43	$2,090	0.14%	0.00% to 0.75%	7.32% to 6.49%
2014	104	$14.89 to $14.49	$1,548	–%	0.00% to 0.75%	2.90% to 2.11%
2013	120	$14.47 to $14.19	$1,730	–%	0.00% to 0.75%	40.90% to 39.94%
2012	119	$10.27 to $10.14	$1,223	0.01%	0.00% to 0.75%	10.79% to 9.86%
2011 (5)	70	$9.27 to $9.23	$653	–%	0.00% to 0.75%	(5.98)% to (6.39)%

Deutsche Alternative Asset Allocation Class B Division:
2015 (15)	39	$9.43	$372	2.39%	–%	(6.54)%
2014	9	$10.09	$89	0.97%	–%	3.28%
2013 (8)	2	$9.77	$24	–%	–%	(2.40)%

Deutsche Small Mid Cap Value Class B Division:
2015 (16)	146	$17.42 to $16.83	$2,545	–%	0.00% to 0.75%	(2.24)% to (2.94)%
2014	193	$17.82 to $17.34	$3,438	0.45%	0.00% to 0.75%	5.13% to 4.33%
2013	184	$16.95 to $16.62	$3,117	0.81%	0.00% to 0.75%	34.63% to 33.60%
2012	215	$12.59 to $12.44	$2,710	0.81%	0.00% to 0.75%	13.42% to 12.58%
2011	172	$11.10 to $11.05	$1,906	0.59%	0.00% to 0.75%	(11.13%) to (11.53)%

Diversified International Class 1 Division:
2015	5,461	$18.81 to $17.89	$133,721	2.53%	0.00% to 0.75%	(0.32)% to (1.11)%
2014	5,579	$18.87 to $18.09	$137,054	2.21%	0.00% to 0.75%	(3.23)% to (3.93)%
2013	5,637	$19.50 to $18.83	$143,044	2.83%	0.00% to 0.75%	18.76% to 17.83%
2012	5,907	$16.42 to $15.98	$126,161	2.12%	0.00% to 0.75%	18.47% to 17.59%
2011 (4)	6,370	$13.86 to $13.59	$114,882	0.42%	0.00% to 0.75%	(10.87)% to (11.52)%

Dreyfus IP Core Value Service Shares Division:
2015	31	$20.56	$637	0.41%	–%	(2.51)%
2014	19	$21.09	$405	0.57%	–%	10.07%
2013	22	$19.16	$416	0.83%	–%	37.54%
2012	15	$13.93	$209	0.92%	–%	18.05%
2011	43	$11.80	$511	0.87%	–%	(6.05)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Dreyfus IP MidCap Stock Service Shares Division:
2015	33	$10.79 to $10.66	$353	0.25%	0.00% to 0.75%	(2.44)% to (3.18)%
2014 (10)	15	$11.06 to $11.01	$161	–%	0.00% to 0.75%	9.83% to 9.33%

Dreyfus IP Technology Growth Service Shares Division:
2015	43	$16.25	$706	–%	–%	5.93%
2014	20	$15.34	$314	–%	–%	6.60%
2013	11	$14.39	$157	–%	–%	32.50%
2012 (7)	1	$10.86	$8	–%	–%	5.74%

Dreyfus Socially Responsible Growth Service Shares Division:
2015	22	$19.75	$428	0.68%	–%	(3.42)%
2014	19	$20.45	$399	0.75%	–%	13.11%
2013	16	$18.08	$289	1.06%	–%	34.03%
2012	18	$13.49	$237	0.52%	–%	11.67%
2011	13	$12.08	$159	0.63%	–%	0.67%

Dreyfus VIF Appreciation Service Shares Division:
2015	190	$20.26	$3,858	1.45%	–%	(2.69)%
2014	188	$20.82	$3,915	1.58%	–%	7.82%
2013	200	$19.31	$3,866	1.73%	–%	20.84%
2012	173	$15.98	$2,769	3.00%	–%	10.13%
2011	119	$14.51	$1,727	1.31%	–%	8.77%

Dreyfus VIF Opportunistic Small Cap Service Shares Division:
2015	276	$16.66	$4,598	–%	–%	(2.52)%
2014	282	$17.09	$4,823	–%	–%	1.30%
2013	289	$16.87	$4,878	–%	–%	48.24%
2012	291	$11.38	$3,308	–%	–%	20.30%
2011	322	$9.46	$3,049	0.31%	–%	(14.08)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Dreyfus VIF Quality Bond Service Shares Division:
2015	97	$17.11	$1,660	1.80%	–%	(1.89)%
2014	100	$17.44	$1,745	1.84%	–%	4.56%
2013	106	$16.68	$1,767	2.64%	–%	(1.77)%
2012	153	$16.98	$2,603	2.73%	–%	6.66%
2011	149	$15.92	$2,369	3.37%	–%	6.77%

Equity Income Class 1 Division:
2015	3,113	$15.91 to $14.87	$49,506	2.49%	0.00% to 0.75%	(3.93)% to (4.62)%
2014	2,914	$16.56 to $15.59	$48,232	2.45%	0.00% to 0.75%	12.81% to 11.92%
2013	2,789	$14.68 to $13.93	$40,925	3.17%	0.00% to 0.75%	27.32% to 26.41%
2012	2,668	$11.53 to $11.02	$30,757	3.04%	0.00% to 0.75%	13.04% to 12.11%
2011	2,380	$10.20 to $9.83	$24,285	0.58%	0.00% to 0.75%	(3.50)% to 4.69%

Fidelity VIP Asset Manager Service Class 2 Division:
2015	68	$20.41	$1,385	1.50%	–%	(0.10)%
2014	49	$20.43	$991	0.97%	–%	5.58%
2013	80	$19.35	$1,553	1.37%	–%	15.32%
2012	72	$16.78	$1,203	1.10%	–%	12.24%
2011	111	$14.95	$1,657	1.67%	–%	(2.80)%

Fidelity VIP Contrafund Initial Class Division:
2015	1,250	$29.51 to $26.63	$60,510	1.03%	0.00% to 0.75%	0.65% to (0.11)%
2014	1,339	$29.32 to $26.66	$64,549	0.95%	0.00% to 0.75%	11.95% to 11.13%
2013	1,457	$26.19 to $23.99	$62,849	1.06%	0.00% to 0.75%	31.28% to 30.31%
2012	1,608	$19.95 to $18.41	$52,849	1.30%	0.00% to 0.75%	16.46% to 15.57%
2011	1,814	$17.13 to $15.93	$51,273	0.97%	0.00% to 0.75%	(2.56)% to (3.28)%

Fidelity VIP Contrafund Service Class 2 Division:
2015	2,995	$29.22	$87,516	0.77%	–%	0.41%
2014	3,284	$29.10	$95,565	0.75%	–%	11.67%
2013	3,355	$26.06	$87,434	0.83%	–%	30.95%
2012	3,531	$19.90	$70,263	1.12%	–%	16.17%
2011	3,785	$17.13	$64,855	0.80%	–%	(2.78)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Fidelity VIP Equity-Income Initial Class Division:
2015	643	$21.29 to $17.46	$19,554	3.16%	0.00% to 0.75%	(3.97)% to (4.69)%
2014	689	$22.17 to $18.32	$21,879	2.80%	0.00% to 0.75%	8.68% to 7.89%
2013	758	$20.40 to $16.98	$22,205	2.44%	0.00% to 0.75%	28.14% to 27.19%
2012	844	$15.92 to $13.35	$19,347	3.05%	0.00% to 0.75%	17.32% to 16.49%
2011	953	$13.57 to $11.46	$18,629	2.44%	0.00% to 0.75%	0.97% to 0.17%

Fidelity VIP Equity-Income Service Class 2 Division:
2015	1,103	$19.99	$22,060	2.93%	–%	(4.26)%
2014	1,230	$20.88	$25,682	2.74%	–%	8.52%
2013	1,208	$19.24	$23,242	2.23%	–%	27.84%
2012	1,338	$15.05	$20,138	2.96%	–%	17.03%
2011	1,387	$12.86	$17,841	2.28%	–%	0.63%

Fidelity VIP Growth Service Class 2 Division:
2015	697	$22.27 to $20.10	$15,520	0.03%	0.00% to 0.75%	6.91% to 6.12%
2014	725	$20.83 to $18.94	$15,104	–%	0.00% to 0.75%	11.03% to 10.18%
2013	706	$18.76 to $17.19	$13,239	0.04%	0.00% to 0.75%	36.04% to 34.93%
2012	859	$13.79 to $12.74	$11,848	0.36%	0.00% to 0.75%	14.34% to 13.55%
2011	867	$12.06 to $11.22	$10,459	0.13%	0.00% to 0.75%	0.00% to (0.80)%

Fidelity VIP High Income Initial Class Division:
2015	256	$17.60 to $20.62	$5,244	6.35%	0.00% to 0.75%	(3.61)% to (4.36)%
2014	287	$18.26 to $21.56	$6,061	5.72%	0.00% to 0.75%	1.16% to 0.42%
2013	292	$18.05 to $21.47	$6,081	5.65%	0.00% to 0.75%	5.93% to 5.14%
2012	321	$17.04 to $20.42	$6,339	6.05%	0.00% to 0.75%	14.21% to 13.38%
2011	317	$14.92 to $18.01	$5,490	6.60%	0.00% to 0.75%	4.04% to 3.27%

Fidelity VIP High Income Service Class 2 Division:
2015	841	$24.61	$20,685	6.39%	–%	(3.87)%
2014	1,016	$25.60	$25,994	5.84%	–%	0.91%
2013	957	$25.37	$24,270	5.70%	–%	5.71%
2012	969	$24.00	$23,247	5.70%	–%	13.96%
2011	876	$21.06	$18,455	7.02%	–%	3.74%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Fidelity VIP Mid Cap Service Class 2 Division:
2015	1,232	$22.05	$39,390	0.25%	–%	(1.61)%
2014	1,237	$22.41	$40,675	0.02%	–%	6.01%
2013	1,241	$21.14	$38,897	0.28%	–%	35.86%
2012	1,394	$15.56	$32,076	0.37%	–%	14.58%
2011	1,678	$13.58	$34,379	0.02%	–%	(10.83)%

Franklin Income VIP Class 2 Division:
2015	645	$24.33	$15,694	4.59%	–%	(7.03)%
2014	693	$26.17	$18,140	5.13%	–%	4.60%
2013	595	$25.02	$14,892	6.40%	–%	13.93%
2012	610	$21.96	$13,403	6.36%	–%	12.67%
2011	671	$19.49	$13,069	5.58%	–%	2.36%

Franklin Mutual Global Discovery VIP Class 2 Division:
2015	939	$28.92	$27,142	2.85%	–%	(3.63)%
2014	921	$30.01	$27,625	2.15%	–%	5.71%
2013	910	$28.39	$25,827	2.25%	–%	27.60%
2012	816	$22.25	$18,144	2.64%	–%	13.35%
2011	827	$19.63	$16,221	2.27%	–%	(2.92)%

Franklin Mutual Shares VIP Class 2 Division:
2015	506	$21.06	$10,659	3.15%	–%	(4.92)%
2014	576	$22.15	$12,754	2.00%	–%	7.11%
2013	582	$20.68	$12,032	2.13%	–%	28.29%
2012	556	$16.12	$8,969	2.09%	–%	14.25%
2011	774	$14.11	$10,919	2.39%	–%	(1.05)%

Franklin Rising Dividends VIP Class 2 Division:
2015	592	$23.28	$13,777	1.44%	–%	(3.64)%
2014	667	$24.16	$16,108	1.35%	–%	8.73%
2013	652	$22.22	$14,497	1.53%	–%	29.71%
2012	497	$17.13	$8,514	1.60%	–%	11.96%
2011	456	$15.30	$6,980	1.43%	–%	5.96%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Franklin Small Cap Value VIP Class 2 Division:
2015	612	$26.12 to $25.23	$15,984	0.62%	0.00% to 0.75%	(7.41)% to (8.09)%
2014	633	$28.21 to $27.45	$17,842	0.61%	0.00% to 0.75%	0.57% to (0.18)%
2013	603	$28.05 to $27.50	$16,906	1.30%	0.00% to 0.75%	36.23% to 35.20%
2012	575	$20.59 to $20.34	$11,839	0.79%	0.00% to 0.75%	18.40% to 17.50%
2011	645	$17.39 to $17.31	$11,215	0.71%	0.00% to 0.75%	(4.61)% to (5.05)%

Franklin Strategic Income VIP Class 2 Division:
2015	992	$14.50	$14,374	6.78%	–%	(3.85)%
2014	900	$15.08	$13,579	6.07%	–%	1.89%
2013	876	$14.80	$12,972	6.09%	–%	3.28%
2012	806	$14.33	$11,545	6.70%	–%	12.75%
2011	649	$12.71	$8,251	5.68%	–%	2.58%

Franklin U.S. Government Securities VIP Class 2 Division:
2015	89	$11.38	$1,010	2.52%	–%	0.44%
2014	77	$11.33	$873	2.20%	–%	3.47%
2013	44	$10.95	$478	3.21%	–%	(2.32)%
2012	77	$11.21	$866	3.15%	–%	1.91%
2011	19	$11.00	$209	2.14%	–%	5.67%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
2015	69	$16.46	$1,140	0.28%	–%	(2.08)%
2014	84	$16.81	$1,404	0.85%	–%	6.93%
2013	78	$15.72	$1,219	1.27%	–%	35.63%
2012	34	$11.59	$393	0.53%	–%	12.74%
2011	116	$10.28	$1,192	0.83%	–%	0.69%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Government & High Quality Bond Class 1 Division:
2015	3,123	$13.18 to $12.50	$41,159	3.32%	0.00% to 0.75%	0.76% to 0.08%
2014	2,915	$13.08 to $12.49	$38,111	3.86%	0.00% to 0.75%	5.06% to 4.26%
2013	2,988	$12.45 to $11.98	$37,176	3.83%	0.00% to 0.75%	(0.95)% to (1.72)%
2012	3,454	$12.57 to $12.19	$43,422	4.00%	0.00% to 0.75%	3.88% to 3.13%
2011	3,476	$12.10 to $11.82	$42,061	0.18%	0.00% to 0.75%	6.23% to 5.44%

International Emerging Markets Class 1 Division:
2015	1,135	$29.76 to $26.87	$33,774	1.72%	0.00% to 0.75%	(13.81)% to (14.45)%
2014	1,105	$34.53 to $31.41	$38,141	0.94%	0.00% to 0.75%	(3.76)% to (4.47)%
2013	1,060	$35.88 to $32.88	$37,991	2.33%	0.00% to 0.75%	(4.68)% to (5.41)%
2012	1,029	$37.64 to $34.76	$38,704	1.33%	0.00% to 0.75%	20.80% to 19.90%
2011 (4)	984	$31.16 to $28.99	$30,633	0.38%	0.00% to 0.75%	(17.57)% to (18.18)%

Invesco American Franchise Series I Division:
2015	159	$15.58 to $15.15	$2,474	–%	0.00% to 0.75%	5.06% to 4.20%
2014	163	$14.83 to $14.54	$2,418	0.04%	0.00% to 0.75%	8.41% to 7.62%
2013	186	$13.68 to $13.51	$2,548	0.41%	0.00% to 0.75%	40.16% to 39.13%
2012 (6)	245	$9.76 to $9.71	$2,388	–%	0.00% to 0.75%	(2.50)% to (3.00)%

Invesco American Franchise Series II Division:
2015	96	$15.43	$1,479	–%	–%	4.75%
2014	82	$14.73	$1,206	–%	–%	8.15%
2013	74	$13.62	$1,005	0.26%	–%	39.84%
2012 (6)	72	$9.74	$701	–%	–%	(2.70)%

Invesco American Value Series I Division:
2015 (13)	–	$8.71 to $8.67	$–	0.60%	0.00% to 0.75%	(13.51)% to (13.90)%

Invesco Core Equity Series I Division:
2015	423	$18.77 to $16.82	$7,937	1.13%	0.00% to 0.75%	(5.77)% to (6.50)%
2014	490	$19.92 to $17.99	$9,753	0.88%	0.00% to 0.75%	8.14% to 7.34%
2013	557	$18.42 to $16.76	$10,263	1.39%	0.00% to 0.75%	29.26% to 28.33%
2012	641	$14.25 to $13.06	$9,137	0.97%	0.00% to 0.75%	13.91% to 12.98%
2011	675	$12.51 to $11.56	$8,441	0.97%	0.00% to 0.75%	(0.08)% to (0.77)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Invesco Core Equity Series II Division:
2015	345	$26.81	$9,247	0.90%	–%	(6.00)%
2014	419	$28.52	$11,958	0.69%	–%	7.87%
2013	434	$26.44	$11,477	1.26%	–%	28.91%
2012	447	$20.51	$9,160	0.87%	–%	13.63%
2011	425	$18.05	$7,675	0.76%	–%	(0.28)%

Invesco Global Health Care Series I Division:
2015	879	$27.56 to $24.69	$24,203	–%	0.00% to 0.75%	3.18% to 2.36%
2014	777	$26.71 to $24.12	$20,751	–%	0.00% to 0.75%	19.67% to 18.82%
2013	675	$22.32 to $20.30	$15,074	0.69%	0.00% to 0.75%	40.55% to 39.42%
2012	609	$15.88 to $14.56	$9,674	–%	0.00% to 0.75%	20.85% to 20.03%
2011	571	$13.14 to $12.13	$7,497	–%	0.00% to 0.75%	3.96% to 3.15%

Invesco Global Real Estate Series I Division:
2015	63	$10.24	$649	4.12%	–%	(1.44)%
2014	28	$10.39	$294	1.89%	–%	14.68%
2013 (8)	3	$9.06	$28	8.82%	–%	(9.67)%

Invesco International Growth Series I Division:
2015	716	$25.91	$18,549	1.51%	–%	(2.34)%
2014	630	$26.53	$16,720	1.61%	–%	0.30%
2013	586	$26.45	$15,505	1.38%	–%	19.14%
2012	530	$22.20	$11,768	1.69%	–%	15.75%
2011	506	$19.18	$9,716	1.74%	–%	(6.53)%

Invesco Mid Cap Core Equity Series II Division:
2015	21	$17.17 to $16.59	$364	0.11%	0.00% to 0.75%	(4.29)% to (4.98)%
2014	15	$17.94 to $17.46	$265	–%	0.00% to 0.75%	4.18% to 3.37%
2013	13	$17.22 to $16.89	$226	0.33%	0.00% to 0.75%	28.41% to 27.47%
2012	55	$13.41 to $13.25	$734	–%	0.00% to 0.75%	10.64% to 9.87%
2011	59	$2.12 to $12.06	$721	0.08%	0.00% to 0.75%	(12.05%) to (12.48)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Invesco Mid Cap Growth Series I Division:
2015	139	$14.80 to $14.39	$2,063	–%	0.00% to 0.75%	1.23% to 0.42%
2014	95	$14.62 to $14.33	$1,387	–%	0.00% to 0.75%	8.06% to 7.26%
2013	99	$13.53 to $13.36	$1,339	0.31%	0.00% to 0.75%	36.94% to 35.91%
2012 (6)	189	9.88 to $9.83	$1,869	–%	0.00% to 0.75%	(1.69)% to (2.19)%

Invesco Small Cap Equity Series I Division:
2015	628	$15.82 to $14.82	$10,118	–%	0.00% to 0.75%	(5.50)% to (6.20)%
2014	864	$16.74 to $15.80	$14,694	–%	0.00% to 0.75%	2.32% to 1.54%
2013	961	$16.36 to $15.56	$15,934	0.01%	0.00% to 0.75%	37.48% to 36.49%
2012	1,043	$11.90 to $11.40	$12,553	–%	0.00% to 0.75%	13.88% to 12.98%
2011	1,010	$10.45 to $10.09	$10,652	–%	0.00% to 0.75%	(0.67)% to (1.46)%

Invesco Technology Series I Division:
2015	344	$11.63 to $10.42	$3,997	–%	0.00% to 0.75%	6.80% to 6.00%
2014	294	$10.89 to $9.83	$3,196	–%	0.00% to 0.75%	11.01% to 10.20%
2013	268	$9.81 to $8.92	$2,620	–%	0.00% to 0.75%	25.13% to 24.23%
2012	279	$7.84 to $7.18	$2,183	–%	0.00% to 0.75%	11.36% to 10.46%
2011	537	$7.04 to $6.50	$3,779	0.18%	0.00% to 0.75%	(5.12)% to (5.80)%

Janus Aspen Balanced Service Shares Division:
2015	726	$25.51	$18,508	1.73%	–%	0.43%
2014	580	$25.40	$14,738	1.51%	–%	8.22%
2013	501	$23.47	$11,748	2.09%	–%	19.81%
2012	468	$19.59	$9,160	2.56%	–%	13.37%
2011	334	$17.28	$5,769	2.44%	–%	1.35%

Janus Aspen Enterprise Service Shares Division:
2015	1114	$24.58 to $22.02	$27,387	0.79%	0.00% to 0.75%	3.80% to 2.99%
2014	995	$23.68 to $21.38	$23,558	0.03%	0.00% to 0.75%	12.23% to 11.41%
2013	814	$21.10 to $19.19	$17,182	0.36%	0.00% to 0.75%	32.04% to 30.99%
2012	767	$15.98 to $14.65	$12,255	–%	0.00% to 0.75%	16.98% to 16.18%
2011	692	$13.66 to $12.61	$9,458	–%	0.00% to 0.75%	(1.66)% to (2.40)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Janus Aspen Flexible Bond Service Shares Division:
2015	2,067	$20.95	$43,292	1.99%	–%	(0.05)%
2014	1,966	$20.96	$41,206	3.06%	–%	4.70%
2013	1,931	$20.02	$38,656	3.59%	–%	(0.35)%
2012	2,498	$20.09	$50,173	3.42%	–%	8.13%
2011	2,103	$18.58	$39,092	6.87%	–%	6.35%

Janus Aspen Forty Service Shares Division:
2015	409	$16.65	$6,808	1.24%	–%	11.90%
2014	340	$14.88	$5,060	0.03%	–%	8.45%
2013	381	$13.72	$5,219	0.59%	–%	30.92%
2012	401	$10.48	$4,198	0.59%	–%	23.88%
2011	377	$8.46	$3,192	0.21%	–%	(6.93)%

Janus Aspen Global Research Service Shares Division:
2015	100	$16.58	$1,651	0.55%	–%	(2.53)%
2014	84	$17.01	$1,432	0.98%	–%	7.18%
2013	68	$15.87	$1,073	1.09%	–%	28.09%
2012	73	$12.39	$908	0.78%	–%	19.83%
2011	73	$10.34	$759	0.54%	–%	(13.98)%

Janus Aspen Overseas Service Shares Division:
2015	115	$23.07	$2,652	0.52%	–%	(8.78)%
2014	146	$25.29	$3,689	5.71%	–%	(12.10)%
2013	186	$28.77	$5,339	3.26%	–%	14.39%
2012	245	$25.15	$6,158	0.72%	–%	13.29%
2011	306	$22.20	$6,798	0.39%	–%	(32.34)%

JP Morgan Core Bond Class I Division:
2015	256	$13.74	$3,515	3.63%	–%	1.18%
2014	288	$13.58	$3,907	3.87%	–%	4.86%
2013	251	$12.95	$3,254	4.68%	–%	(1.45)%
2012	323	$13.14	$4,245	4.32%	–%	5.29%
2011	225	$12.48	$2,810	5.42%	–%	7.49%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
JP Morgan Small Cap Core Class I Division:
2015	161	$28.59	$4,600	0.15%	–%	(5.27)%
2014	166	$30.18	$5,006	0.14%	–%	9.59%
2013	152	$27.54	$4,185	0.54%	–%	42.33%
2012	159	$19.35	$3,075	0.21%	–%	19.74%
2011	207	$16.16	$3,349	0.12%	–%	(4.77)%

LargeCap Growth Class 1 Division:
2015	2,317	$16.26 to $17.00	$58,019	0.14%	0.00% to 0.75%	4.97% to 4.17%
2014	2,436	$15.49 to $16.32	$58,149	0.65%	0.00% to 0.75%	11.12% to 10.27%
2013	1,543	$13.94 to $14.80	$32,803	1.44%	0.00% to 0.75%	33.91% to 32.97%
2012	1,560	$10.41 to $11.13	$24,782	0.29%	0.00% to 0.75%	16.84% to 15.94%
2011	1,710	$8.91 to $9.60	$23,330	–%	0.00% to 0.75%	(4.19)% to (4.95)%

LargeCap Growth I Class 1 Division:
2015	3,880	$23.00 to $19.99	$145,851	0.23%	0.00% to 0.75%	7.78% to 6.96%
2014	3,734	$21.34 to $18.69	$130,001	0.11%	0.00% to 0.75%	8.60% to 7.85%
2013	4,528	$19.65 to $17.33	$145,294	0.38%	0.00% to 0.75%	36.08% to 35.07%
2012	4,544	$14.44 to $12.83	$107,036	0.07%	0.00% to 0.75%	16.45% to 15.48%
2011	4,679	$12.40 to $11.11	$94,670	–%	0.00% to 0.75%	(0.32)% to (1.07)%

LargeCap S&P 500 Index Class 1 Division:
2015	4,611	$19.82 to $18.12	$91,385	1.48%	0.00% to 0.75%	1.12% to 0.39%
2014	3,901	$19.60 to $18.05	$76,442	1.26%	0.00% to 0.75%	13.29% to 12.46%
2013	3,522	$17.30 to $16.05	$60,928	1.26%	0.00% to 0.75%	32.06% to 31.02%
2012	3,207	$13.10 to $12.25	$42,008	1.10%	0.00% to 0.75%	15.52% to 14.70%
2011	2,653	$11.34 to $10.68	$30,093	0.05%	0.00% to 0.75%	1.70% to 0.95%

LargeCap Value Class 1 Division:
2015	2,431	$19.97 to $69.42	$72,641	1.56%	0.00% to 0.75%	(1.09)% to (1.84)%
2014	2,586	$20.19 to $70.72	$78,329	2.11%	0.00% to 0.75%	11.18% to 10.34%
2013	2,613	$18.16 to $64.09	$71,493	2.53%	0.00% to 0.75%	30.84% to 29.84%
2012	2,632	$13.88 to $49.36	$55,193	1.30%	0.00% to 0.75%	18.53% to 17.69%
2011	2,756	$11.71 to $41.94	$48,939	–%	0.00% to 0.75%	1.21% to 0.43%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
MFS International Value Service Class Division:
2015	433	$11.80	$5,107	1.88%	–%	6.31%
2014	275	$11.10	$3,048	1.90%	–%	2.49%
2013 (8)	125	$10.83	$1,353	0.12%	–%	8.95%

MFS VIT Global Equity Service Class Division:
2015	199	$20.62	$4,099	0.87%	–%	(1.67)%
2014	162	$20.97	$3,397	0.55%	–%	3.66%
2013	112	$20.23	$2,259	0.79%	–%	27.55%
2012	87	$15.86	$1,377	0.94%	–%	23.04%
2011	41	$12.89	$527	0.57%	–%	(4.52)%

MFS VIT Growth Service Class Division:
2015	624	$28.48	$17,778	–%	–%	7.31%
2014	517	$26.54	$13,710	–%	–%	8.68%
2013	469	$24.42	$11,451	0.13%	–%	36.50%
2012	408	$17.89	$7,296	–%	–%	17.08%
2011	249	$15.28	$3,804	0.02%	–%	(0.59)%

MFS VIT Inflation-Adjusted Bond Service Class Division:
2015 (13)	–	$9.43	$2	–%	–%	(4.84)%

MFS VIT MidCap Growth Service Class Division:
2015	30	$19.31	$586	–%	–%	4.43%
2014	26	$18.49	$485	–%	–%	8.51%
2013	29	$17.04	$493	–%	–%	37.20%
2012	31	$12.42	$379	–%	–%	16.51%
2011	36	$10.66	$383	–%	–%	(6.16)%

MFS VIT Mid Cap Value Portfolio Service Class Division:
2015 (13)	12	$9.23 to $9.19	$108	0.02%	0.00% to 0.75%	(8.25)% to (8.65)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
MFS VIT New Discovery Service Class Division:
2015	407	$24.16 to $23.34	$9,834	–%	0.00% to 0.75%	(2.15)% to (2.87)%
2014	508	$24.69 to $24.03	$12,543	–%	0.00% to 0.75%	(7.49)% to (8.21)%
2013	603	$26.69 to $26.18	$16,108	–%	0.00% to 0.75%	41.22% to 40.15%
2012	474	$18.90 to $18.68	$8,958	–%	0.00% to 0.75%	20.84% to 20.05%
2011	488	$15.64 to $15.56	$7,636	–%	0.00% to 0.75%	(18.24)% to (18.66)%

MFS VIT Research International Portfolio Service Class Division:
2015 (11)	360	$9.17	$3,301	2.13%	–%	(8.30)%

MFS VIT Total Return Service Class Division:
2015	50	$15.15	$764	2.61%	–%	(0.59)%
2014	55	$15.24	$831	1.74%	–%	8.24%
2013	42	$14.08	$589	1.55%	–%	18.72%
2012	43	$11.86	$512	2.49%	–%	10.94%
2011	34	$10.69	$367	2.28%	–%	1.62%

MFS VIT Utilities Service Class Division:
2015	204	$13.28	$2,716	4.01%	–%	(14.76)%
2014	184	$15.58	$2,873	1.98%	–%	12.41%
2013	248	$13.86	$3,433	1.82%	–%	20.21%
2012	118	$11.53	$1,365	4.73%	–%	13.26%
2011	91	$10.18	$928	2.95%	–%	6.49%

MFS VIT Value Service Class Division:
2015	1,017	$25.60	$26,025	2.11%	–%	(0.93)%
2014	1,053	$25.84	$27,219	1.38%	–%	10.19%
2013	1,069	$23.45	$25,063	1.01%	–%	35.63%
2012	993	$17.29	$17,177	1.45%	–%	15.88%
2011	901	$14.92	$13,437	1.25%	–%	(0.47)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
MidCap Class 1 Division:
2015	2,615	$52.36 to $191.62	$181,319	0.52%	0.00% to 0.75%	1.65% to 0.88%
2014	2,804	$51.51 to $189.94	$191,838	0.51%	0.00% to 0.75%	12.99% to 12.15%
2013	3,024	$45.59 to $169.37	$183,340	1.45%	0.00% to 0.75%	33.93% to 32.92%
2012	3,083	$34.04 to $127.42	$139,960	0.87%	0.00% to 0.75%	19.44% to 18.55%
2011	3,218	$28.50 to $107.48	$123,200	–%	0.00% to 0.75%	8.28% to 7.48%

Money Market Class 1 Division:
2015	14,885	$13.44 to $19.91	$226,129	–%	0.00% to 0.75%	0.00% to (0.75)%
2014	14,259	$13.44 to $20.06	$216,604	–%	0.00% to 0.75%	0.00% to (0.79)%
2013	13,977	$13.44 to $20.22	$212,297	–%	0.00% to 0.75%	0.00% to (0.74)%
2012	14,370	$13.44 to $20.37	$218,298	–%	0.00% to 0.75%	0.00% to (0.73)%
2011	14,263	$13.44 to $20.52	$216,592	–%	0.00% to 0.75%	0.00% to (0.77)%

Neuberger Berman AMT Guardian Class I Division:
2015	151	$22.86	$3,448	0.72%	–%	(4.95)%
2014	126	$24.05	$3,026	0.47%	–%	9.02%
2013	105	$22.06	$2,325	0.84%	–%	38.83%
2012	131	$15.89	$2,083	0.27%	–%	12.70%
2011	139	$14.10	$1,963	0.54%	–%	(2.89)%

Neuberger Berman AMT Large Cap Value Class I Division:
2015	334	$14.09	$4,708	0.77%	–%	(11.83)%
2014	355	$15.98	$5,676	0.76%	–%	9.83%
2013	395	$14.55	$5,747	1.14%	–%	31.20%
2012	399	$11.09	$4,421	0.41%	–%	16.61%
2011	426	$9.51	$4,052	–%	–%	(11.37)%

Neuberger Berman AMT Mid-Cap Growth Portfolio Class S Division:
2015 (14)	104	$9.61	$1,004	–%	–%	(4.19)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Oppenheimer Main Street Small Cap Service Shares Division:
2015	140	$19.95	$2,787	0.64%	–%	(6.12)%
2014	115	$21.25	$2,439	0.67%	–%	11.67%
2013	63	$19.03	$1,205	0.65%	–%	40.65%
2012	46	$13.53	$619	0.30%	–%	17.65%
2011	29	$11.50	$337	0.36%	–%	(2.38)%

PIMCO All Asset Administrative Class Division:
2015	199	$10.17	$2,029	3.55%	–%	(9.03)%
2014	159	$11.18	$1,774	5.30%	–%	0.54%
2013	138	$11.12	$1,530	7.42%	–%	0.27%
2012 (7)	–	$11.09	$3	27.55%	–%	10.57%

PIMCO Commodity Real Strategy Administrative Class Division:
2015	34	$5.44	$184	3.75%	–%	(25.78)%
2014	24	$7.33	$180	0.41%	–%	(18.46)%
2013	8	$8.99	$74	1.88%	–%	(14.71)%
2012 (7)	4	$10.54	$38	2.80%	–%	5.51%

PIMCO Emerging Market Bond Administrative Class Division:
2015	51	$10.37	$527	5.28%	–%	(2.26)%
2014	21	$10.61	$218	6.60%	–%	1.53%
2013	14	$10.45	$144	4.60%	–%	(6.95)%
2012 (7)	–	$11.23	–	–%	–%	12.08%

PIMCO High Yield Administrative Class Division:
2015	373	$14.97	$5,577	5.28%	–%	(1.64)%
2014	393	$15.22	$5,975	5.28%	–%	3.40%
2013	309	$14.72	$4,549	5.40%	–%	5.75%
2012	283	$13.92	$3,943	5.55%	–%	14.29%
2011	143	$12.18	$1,746	6.63%	–%	3.40%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
PIMCO Long-Term U.S. Government Administrative Class Division:
2015	2	$10.95	$20	2.10%	–%	(1.35)%
2014 (10)	2	$11.10	$18	1.84%	–%	11.67%

PIMCO Real Return Administrative Class Division:
2015	794	$11.82	$9,388	4.28%	–%	(2.72)%
2014	805	$12.15	$9,785	1.32%	–%	3.05%
2013	777	$11.79	$9,162	1.63%	–%	(9.17)%
2012	785	$12.98	$10,196	1.02%	–%	8.71%
2011	422	$11.94	$5,038	1.91%	–%	11.69%

PIMCO Short-Term Administrative Class Division:
2015	1,876	$10.81	$20,275	0.98%	–%	1.12%
2014	1,303	$10.69	$13,921	0.70%	–%	0.75%
2013	862	$10.61	$9,151	0.70%	–%	0.57%
2012	393	$10.55	$4,149	0.92%	–%	2.73%
2011	205	$10.27	$2,102	0.92%	–%	0.49%

PIMCO Total Return Administrative Class Division:
2015	2,583	$12.55	$32,426	5.10%	–%	0.40%
2014	2,540	$12.50	$31,748	2.20%	–%	4.25%
2013	2,588	$11.99	$31,022	2.20%	–%	(1.96)%
2012	2,572	$12.23	$31,487	2.67%	–%	9.69%
2011	1,623	$11.15	$18,109	2.52%	–%	3.53%

Principal Capital Appreciation Class 1 Division:
2015 (12)	1,745	$9.86 to $9.81	$17,214	0.33%	0.00% to 0.75%	(0.40)% to (0.91)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Principal LifeTime Strategic Income Class 1 Division:
2015	461	$15.84 to $16.64	$7,306	2.25%	0.00% to 0.75%	(0.94)% to (1.71)%
2014	514	$15.99 to $16.93	$8,216	2.60%	0.00% to 0.75%	4.58% to 3.80%
2013	442	$15.29 to $16.31	$6,751	2.77%	0.00% to 0.75%	5.16%to 4.35%
2012	489	$14.54 to $15.63	$7,113	1.93%	0.00% to 0.75%	9.65% to 8.84%
2011	359	$13.26 to $14.36	$4,761	3.03%	0.00% to 0.75%	3.51% to 2.72%

Principal LifeTime 2010 Class 1 Division:
2015	729	$17.25 to $19.61	$12,577	2.24%	0.00% to 0.75%	(1.20)% to (1.90)%
2014	776	$17.46 to $19.99	$13,553	2.22%	0.00% to 0.75%	4.80% to 4.06%
2013	708	$16.66 to $19.21	$11,790	2.44%	0.00% to 0.75%	10.84% to 9.96%
2012	620	$15.03 to $17.47	$9,320	1.85%	0.00% to 0.75%	11.83% to 10.99%
2011	722	$13.44 to $15.74	$9,708	2.79%	0.00% to 0.75%	1.43% to 0.70%

Principal LifeTime 2020 Class 1 Division:
2015	3,839	$18.97 to $21.69	$72,833	2.70%	0.00% to 0.75%	(1.15)% to (1.86)%
2014	3,513	$19.19 to $22.10	$67,415	2.40%	0.00% to 0.75%	5.79% to 4.94%
2013	2,849	$18.14 to $21.06	$51,694	2.23%	0.00% to 0.75%	15.98% to 15.14%
2012	2,347	$15.64 to $18.29	$36,711	1.74%	0.00% to 0.75%	14.75% to 13.89%
2011	2,155	$13.63 to $16.06	$29,376	2.46%	0.00% to 0.75%	(1.09)% to (1.77)%

Principal LifeTime 2030 Class 1 Division:
2015	2,443	$19.08 to $22.65	$46,609	2.58%	0.00% to 0.75%	(1.04)% to (1.82)%
2014	2,223	$19.28 to $23.07	$42,871	2.15%	0.00% to 0.75%	6.05% to 5.29%
2013	1,984	$18.18 to $21.91	$36,071	1.96%	0.00% to 0.75%	19.06% to 18.11%
2012	1,870	$15.27 to $18.55	$28,564	1.64%	0.00% to 0.75%	15.59% to 14.72%
2011	1,578	$13.21 to $16.17	$20,856	1.95%	0.00% to 0.75%	(2.22)% to (2.94)%

Principal LifeTime 2040 Class 1 Division:
2015	1,512	$19.89 to $23.89	$30,067	2.55%	0.00% to 0.75%	(0.85)% to (1.57)%
2014	1,334	$20.06 to $24.27	$26,752	2.01%	0.00% to 0.75%	6.25% to 5.38%
2013	1,246	$18.88 to $23.03	$23,523	1.59%	0.00% to 0.75%	22.44% to 21.59%
2012	902	$15.42 to $18.94	$13,901	1.48%	0.00% to 0.75%	16.73% to 15.84%
2011	885	$13.21 to $16.35	$11,694	1.64%	0.00% to 0.75%	(3.22)% to (3.94)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Principal LifeTime 2050 Class 1 Division:
2015	690	$20.01 to $24.34	$13,819	2.64%	0.00% to 0.75%	(0.69)% to (1.46)%
2014	629	$20.15 to $24.70	$12,678	2.05%	0.00% to 0.75%	6.16% to 5.42%
2013	705	$18.98 to $23.43	$13,379	1.61%	0.00% to 0.75%	23.81% to 22.86%
2012	632	$15.33 to $19.07	$9,682	1.43%	0.00% to 0.75%	17.11% to 16.21%
2011	557	$13.09 to $16.41	$7,288	1.56%	0.00% to 0.75%	(3.96)% to (4.65)%

Principal LifeTime 2060 Class 1 Division:
2015	143	$11.65 to $11.42	$1,663	1.28%	0.00% to 0.75%	(0.68)% to (1.47)%
2014	54	$11.73 to $11.59	$639	0.08%	0.00% to 0.75%	5.58% to 4.79%
2013 (8)	–	$11.11 to $11.06	$1	–%	0.00% to 0.75%	10.99% to 10.49%

Putnam VT Growth & Income Class IB Division:
2015	31	$18.84	$586	1.44%	–%	(7.51)%
2014	8	$20.37	$159	1.25%	–%	10.71%
2013	10	$18.40	$187	2.75%	–%	35.69%
2012	14	$13.56	$193	1.98%	–%	19.16%
2011	30	$11.38	$337	1.25%	–%	(4.61)%

Putnam VT International Equity Class IB Division:
2015	67	$17.37	$1,170	1.16%	–%	0.17%
2014	72	$17.34	$1,245	0.95%	–%	(6.77)%
2013	74	$18.60	$1,376	1.44%	–%	28.19%
2012	65	$14.51	$944	2.59%	–%	22.14%
2011	96	$11.88	$1,136	3.80%	–%	(16.75)%

Putnam VT Voyager Class IB Division:
2015	1,119	$18.11 to $14.92	$24,140	1.14%	0.00% to 0.75%	(6.12)% to (6.81)%
2014	1,202	$19.29 to $16.01	$27,632	0.72%	0.00% to 0.75%	9.73% to 8.91%
2013	1,267	$17.58 to $14.70	$26,551	0.78%	0.00% to 0.75%	43.74% to 42.72%
2012	1,373	$12.23 to $10.30	$20,013	0.34%	0.00% to 0.75%	14.19% to 13.31%
2011	1,588	$10.71 to $9.09	$20,287	–%	0.00% to 0.75%	(17.81)% to (18.48)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Real Estate Securities Class 1 Division:
2015	1,134	$66.78 to $51.74	$75,834	1.50%	0.00% to 0.75%	4.21% to 3.44%
2014	1,204	$64.08 to $50.02	$77,251	1.63%	0.00% to 0.75%	32.81% to 31.81%
2013	1,144	$48.25 to $37.95	$55,289	1.31%	0.00% to 0.75%	4.10% to 3.32%
2012	1,187	$46.35 to $36.73	$55,074	1.41%	0.00% to 0.75%	17.16% to 16.31%
2011	1,151	$39.56 to $31.58	$45,597	–%	0.00% to 0.75%	8.95% to 8.11%

SAM Balanced Portfolio Class 1 Division:
2015	4,516	$15.34 to $21.08	$69,369	2.93%	0.00% to 0.75%	(0.78)% to (1.54)%
2014	4,338	$15.46 to $21.41	$67,150	2.75%	0.00% to 0.75%	6.77% to 6.04%
2013	4,122	$14.48 to $20.19	$59,735	2.66%	0.00% to 0.75%	17.72% to 16.84%
2012	2,741	$12.30 to $17.28	$33,720	0.70%	0.00% to 0.75%	12.74% to 11.92%
2011	2,421	$10.91 to $15.44	$26,418	2.62%	0.00% to 0.75%	1.02% to 0.19%

SAM Conservative Balanced Portfolio Class 1 Division:
2015	2,382	$15.18 to $18.67	$36,166	3.21%	0.00% to 0.75%	(0.78)% to (1.53)%
2014	2,059	$15.30 to $18.96	$31,509	3.01%	0.00% to 0.75%	6.25% to 5.45%
2013	1,900	$14.40 to $17.98	$27,370	2.90%	0.00% to 0.75%	11.54% to 10.71%
2012	1,498	$12.91 to $16.24	$19,343	0.87%	0.00% to 0.75%	11.20% to 10.33%
2011	1,189	$11.61 to $14.72	$13,811	3.07%	0.00% to 0.75%	2.29% to 1.52%

SAM Conservative Growth Portfolio Class 1 Division:
2015	3,310	$14.98 to $23.24	$49,631	2.23%	0.00% to 0.75%	(1.12)% to (1.86)%
2014	3,246	$15.15 to $23.68	$49,215	1.79%	0.00% to 0.75%	7.45% to 6.67%
2013	2,997	$14.10 to $22.20	$42,299	1.82%	0.00% to 0.75%	23.14% to 22.18%
2012	2,646	$11.45 to $18.17	$30,335	0.46%	0.00% to 0.75%	14.16% to 13.35%
2011	2,592	$10.03 to $16.03	$26,007	1.96%	0.00% to 0.75%	(0.50)% to (1.23)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
SAM Flexible Income Portfolio Class 1 Division:
2015	1,193	$15.20 to $17.39	$18,145	3.61%	0.00% to 0.75%	(1.30)% to (2.08)%
2014	1,064	$15.40 to $17.76	$16,391	3.66%	0.00% to 0.75%	5.99% to 5.28%
2013	992	$14.53 to $16.87	$14,417	3.44%	0.00% to 0.75%	7.79% to 6.91%
2012	1,104	$13.48 to $15.78	$14,882	1.11%	0.00% to 0.75%	10.67% to 9.81%
2011	845	$12.18 to $14.37	$10,305	3.72%	0.00% to 0.75%	3.40% to 2.64%

SAM Strategic Growth Portfolio Class 1 Division:
2015	3,395	$14.90 to $25.07	$50,623	2.27%	0.00% to 0.75%	(1.65)% to (2.34)%
2014	3,272	$15.15 to $25.67	$49,595	1.56%	0.00% to 0.75%	8.68% to 7.86%
2013	3,173	$13.94 to $23.80	$44,240	1.41%	0.00% to 0.75%	27.42% to 26.46%
2012	2,934	$10.94 to $18.82	$32,092	0.24%	0.00% to 0.75%	15.52% to 14.69%
2011	2,650	$9.47 to $16.41	$25,094	1.46%	0.00% to 0.75%	(1.87)% to (2.61)%

Short-Term Income Class 1 Division:
2015	2,753	$12.63 to $11.98	$34,776	2.60%	0.00% to 0.75%	0.72% to 0.00%
2014	2,466	$12.54 to $11.98	$30,934	1.72%	0.00% to 0.75%	1.70% to 0.93%
2013	1,905	$12.33 to $11.87	$23,490	1.87%	0.00% to 0.75%	1.15% to 0.42%
2012	1,728	$12.19 to $11.82	$21,065	2.14%	0.00% to 0.75%	5.00% to 4.23%
2011	1,374	$11.61 to $11.34	$15,950	0.14%	0.00% to 0.75%	1.31% to 0.53%

SmallCap Blend Class 1 Division:
2015	3,293	$25.53 to $20.94	$84,116	0.07%	0.00% to 0.75%	(0.08)% to (0.85)%
2014	1,208	$25.55 to $21.12	$30,861	0.35%	0.00% to 0.75%	4.89% to 4.09%
2013	1,228	$24.36 to $20.29	$29,924	0.33%	0.00% to 0.75%	47.82% to 46.71%
2012	1,262	$16.48 to $13.83	$20,794	–%	0.00% to 0.75%	14.68% to 13.83%
2011	1,350	$14.37 to $12.15	$19,391	0.35%	0.00% to 0.75%	(1.44)% to (2.17)%

T. Rowe Price Equity Income Portfolio II Division:
2015	119	$16.76	$2,000	1.52%	–%	(7.10)%
2014	194	$18.04	$3,504	1.51%	–%	7.13%
2013	193	$16.84	$3,247	1.34%	–%	29.44%
2012	132	$13.01	$1,713	1.90%	–%	16.89%
2011	118	$11.13	$1,315	1.60%	–%	(1.07)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Templeton Developing Markets VIP Class 2 Division:
2015	441	$11.78	$5,190	2.07%	–%	(19.59)%
2014	438	$14.65	$6,425	1.48%	–%	(8.44)%
2013	446	$16.00	$7,135	2.19%	–%	(0.62)%
2012	409	$16.10	$6,578	1.58%	–%	13.46%
2011	391	$14.19	$5,557	0.97%	–%	(15.89)%

Templeton Foreign VIP Class 2 Division:
2015	1,251	$10.36	$12,960	3.24%	–%	(6.50)%
2014	1,163	$11.08	$12,882	1.88%	–%	(11.08)%
2013	1,082	$12.46	$13,481	2.55%	–%	23.12%
2012	1,132	$10.12	$11,460	3.20%	–%	18.50%
2011	1,109	$8.54	$9,467	1.68%	–%	(10.58)%

Templeton Global Bond VIP Class 2 Division:
2015	1,199	$15.31 to $14.79	$18,360	7.96%	0.00% to 0.75%	(4.31)% to (5.01)%
2014	1,142	$16.00 to $15.57	$18,280	4.92%	0.00% to 0.75%	1.85% to 1.04%
2013	998	$15.71 to $15.41	$15,688	5.04%	0.00% to 0.75%	1.68% to 0.98%
2012	886	$15.45 to $15.26	$13,682	6.09%	0.00% to 0.75%	15.13% to 14.22%
2011	608	$13.42 to $13.36	$8,156	5.60%	0.00% to 0.75%	(4.82)% to (5.25)%

TOPS Managed Risk Balanced ETF Class 2 Division:
2015	33	$11.41 to $11.10	$372	1.19%	0.00% to 0.75%	(4.52)% to (5.29)%
2014	31	$11.95 to $11.72	$372	1.09%	0.00% to 0.75%	3.11% to 2.36%
2013	14	$11.59 to $11.45	$162	0.83%	0.00% to 0.75%	7.91% to 7.11%
2012 (7)	9	$10.74 to $10.69	$95	0.06%	0.00% to 0.75%	6.65% to 6.16%

TOPS Managed Risk Growth ETF Class 2 Division:
2015	305	$11.59 to $11.28	$3,533	1.42%	0.00% to 0.75%	(9.10)% to (9.76)%
2014	287	$12.75 to $12.50	$3,659	0.87%	0.00% to 0.75%	1.27% to 0.56%
2013	277	$12.59 to $12.43	$3,487	0.91%	0.00% to 0.75%	16.04% to 15.09%
2012 (7)	261	$10.85 to $10.80	$2,832	0.03%	0.00% to 0.75%	7.64% to 7.14%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
TOPS Managed Risk Moderate Growth ETF Class 2 Division:
2015	123	$11.73 to $11.41	$1,442	1.25%	0.00% to 0.75%	(6.31)% to (7.08)%
2014	108	$12.52 to $12.28	$1,352	1.17%	0.00% to 0.75%	2.79% to 2.08%
2013	22	$12.18 to $12.03	$263	0.84%	0.00% to 0.75%	12.36% to 11.49%
2012 (7)	15	$10.84 to $10.79	$158	0.20%	0.00% to 0.75%	7.43% to 7.04%

Van Eck Global Hard Assets Initial Class Division:
2015	1,008	$5.91	$5,957	0.03%	–%	(33.45)%
2014	807	$8.88	$7,165	0.08%	–%	(19.05)%
2013	728	$10.97	$7,987	0.66%	–%	10.47%
2012	716	$9.93	$7,104	0.68%	–%	3.44%
2011	447	$9.60	$4,293	1.05%	–%	(16.45)%

Van Eck Global Hard Assets Class S Division:
2015	99	$5.03 to $4.86	$497	0.03%	0.00% to 0.75%	(33.55)% to (34.06)%
2014	92	$7.57 to $7.37	$695	–%	0.00% to 0.75%	(19.38)% to (19.98)%
2013	93	$9.39 to $9.21	$874	0.56%	0.00% to 0.75%	10.34% to 9.51%
2012	116	$8.51 to $8.41	$992	0.71%	0.00% to 0.75%	3.03% to 2.31%
2011 (5)	35	$8.26 to $8.22	$290	–%	0.00% to 0.75%	(16.14)% to (16.55)%

Vanguard VIF Balanced Division:
2015	1,890	$26.41	$49,927	2.36%	–%	0.11%
2014	1,877	$26.38	$49,537	2.21%	–%	9.83%
2013	1,844	$24.02	$44,306	2.42%	–%	19.86%
2012	1,990	$20.04	$39,871	2.68%	–%	12.58%
2011	1,977	$17.80	$35,201	2.61%	–%	3.67%

Vanguard VIF Equity Index Division:
2015	4,257	$24.05	$102,385	1.53%	–%	1.26%
2014	3,837	$23.75	$91,124	1.63%	–%	13.53%
2013	3,650	$20.92	$76,375	1.68%	–%	32.15%
2012	3,507	$15.83	$55,521	1.89%	–%	15.89%
2011	3,484	$13.66	$47,594	1.58%	–%	1.94%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

				For the Year Ended December 31,
	December 31			except as noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Corresponding to Lowest to Highest Expense Ratio

Division
Vanguard VIF Mid-Cap Index Division:
2015	1,543	$30.86	$47,630	1.17%	–%	(1.44)%
2014	1,490	$31.31	$46,660	0.85%	–%	13.61%
2013	1,250	$27.56	$34,462	0.99%	–%	34.90%
2012	1,090	$20.43	$22,271	1.09%	–%	15.82%
2011	1,058	$17.64	$18,657	0.91%	–%	(2.00)%

Wanger International Division:
2015 (13)	14	$9.09 to $9.05	$131	1.65%	0.00% to 0.75%	(9.19)% to (9.59)%

Wells Fargo Advantage VT Index Asset Allocation Class 2 Division:
2015	84	$24.08 to $21.74	$2,015	0.99%	0.00% to 0.75%	1.22% to 0.46%
2014	73	$23.79 to $21.64	$1,727	1.53%	0.00% to 0.75%	18.06% to 17.16%
2013	62	$20.15 to $18.47	$1,242	1.60%	0.00% to 0.75%	19.66% to 18.78%
2012	75	$16.84 to $15.55	$1,255	1.51%	0.00% to 0.75%	13.02% to 12.19%
2011	68	$14.90 to $13.86	$1,013	2.88%	0.00% to 0.75%	6.50% to 5.64%

Wells Fargo Advantage VT Intrinsic Value Class 2 Division:
2015	65	$19.62 to $18.84	$1,272	0.88%	0.00% to 0.75%	(0.56)% to (1.26)%
2014	68	$19.73 to $19.08	$1,340	0.73%	0.00% to 0.75%	10.35% to 9.53%
2013	58	$17.88 to $17.42	$1,043	0.95%	0.00% to 0.75%	30.32% to 29.32%
2012	48	$13.72 to $13.47	$657	1.26%	0.00% to 0.75%	19.41% to 18.57%
2011	82	$11.49 to $11.36	$936	0.50%	0.00% to 0.75%	(2.13)% to (2.91)%

Wells Fargo Advantage VT Omega Growth Class 2 Division:
2015	332	$20.60 to $19.77	$6,840	–%	0.00% to 0.75%	1.38% to 0.61%
2014	346	$20.32 to $19.65	$7,040	–%	0.00% to 0.75%	3.83% to 3.04%
2013	281	$19.57 to $19.07	$5,495	0.12%	0.00% to 0.75%	39.89% to 38.89%
2012	265	$13.99 to $13.73	$3,705	–%	0.00% to 0.75%	20.40% to 19.50%
2011	198	$11.62 to $11.49	$2,299	–%	0.00% to 0.75%	(5.53)% to (6.28)%

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholders accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists then a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)
These divisions received payment from affiliate as compensation for foreign income tax credits.  The total returns for these divisions would have been lower without the inclusion of the payment from affiliate.

(5)	Commencement of operations, May 23, 2011. Investment income ratios have been annualized for the period ended December 31, 2011.
(6)	Commencement of operations, April 27, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(7)	Commencement of operations, May 21, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(8)	Commencement of operations, May 20, 2013. Investment income ratios have been annualized for the period ended December 31, 2013.
(9)	Commencement of operations, April 24, 2014. Investment income ratios have been annualized for the period ended December 31, 2014.
(10)	Commencement of operations, May 17, 2014. Investment income ratios have been annualized for the period ended December 31, 2014.
(11)	Commencement of operations, March 27, 2015. Investment income ratios have been annualized for the period ended December 31, 2015.
(12)	Commencement of operations, April 17, 2015. Investment income ratios have been annualized for the period ended December 31, 2015.
(13)	Commencement of operations, May 18, 2015. Investment income ratios have been annualized for the period ended December 31, 2015.
(14)	Commencement of operations, November 6, 2015. Investment income ratios have been annualized for the period ended December 31, 2015.
(15)	Represented the operations of DWS Alternative Asset Allocation Class B Division until May 18, 2015.
(16)	Represented the operations of DWS Small Mid Cap Value Class B Division until May 18, 2015.

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding unit values and total return.

Division	2015 Unit Value ($)	2015 Total Return (%)
Balanced Class 1 Division	–	0.43
Diversified International Class 1 Division	24.68	–
Fidelity VIP Contrafund Initial Class Division	50.85	0.67
Fidelity VIP Equity-Income Initial Class Division	31.87	–
Fidelity VIP High Income Initial Class Division	20.84	–
Fidelity VIP Mid Cap Service Class 2 Division	35.37	(1.64)
Invesco Small Cap Equity Series I Division	16.55	–
LargeCap Growth Class 1 Division	25.53	4.98
LargeCap Growth I Class 1 Division	38.26	–
LargeCap S&P 500 Index Class 1 Division	19.90	–
Putnam VT Voyager Class IB Division	21.78	–
Real Estate Securities Class 1 Division	71.87	–
SmallCap Blend Class 1 Division	26.56	–

Division	2014 Unit Value ($)	2014 Total Return (%)
Balanced Class 1 Division	–	8.82
Bond & Mortgage Securities Class 1 Division	–	5.24
Diversified International Class 1 Division	24.77	(3.20)
Fidelity VIP Contrafund Initial Class Division	50.51	–
Fidelity VIP Equity-Income Initial Class Division	33.19	8.71
Fidelity VIP High Income Initial Class Division	21.63	1.17
Fidelity VIP Mid Cap Service Class 2 Division	35.96	6.05
Invesco Small Cap Equity Series I Division	17.52	2.40
LargeCap Growth Class 1 Division	24.32	–
LargeCap Growth I Class 1 Division	35.50	8.63
LargeCap S&P 500 Index Class 1 Division	19.68	13.30
Putnam VT Voyager Class IB Division	23.20	9.74
Real Estate Securities Class 1 Division	68.97	–
SmallCap Blend Class 1 Division	26.59	–
SmallCap Growth II Class 1 Division	21.68	–
SmallCap Value I Class 1 Division	49.28	–

Division	2013 Unit Value ($)	2013 Total Return (%)
Diversified International Class 1 Division	25.59	–
Fidelity VIP Contrafund Initial Class Division	45.12	–
Fidelity VIP Equity-Income Initial Class Division	30.53	28.17
Fidelity VIP High Income Initial Class Division	–	5.95
Fidelity VIP Mid Cap Service Class 2 Division	33.91	–
Invesco Small Cap Equity Series I Division	17.11	–

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division	2013 Unit Value ($)	2013 Total Return (%)
LargeCap Growth Class 1 Division	21.89	33.97
LargeCap Growth I Class 1 Division	32.68	36.11
LargeCap S&P 500 Index Class 1 Division	17.37	32.09
MidCap Class 1 Division	–	33.94
Putnam VT Voyager Class IB Division	21.14	–
Real Estate Securities Class 1 Division	51.93	4.11
SmallCap Blend Class 1 Division	25.35	–
SmallCap Growth II Class 1 Division	20.31	–
SmallCap Value I Class 1 Division	45.98	–

Division	2012 Unit Value ($)	2012 Total Return (%)
Asset Allocation Class 1 Division	25.36	–
Balanced Class 1 Division	–	13.06
Diversified International Class 1 Division	21.55	–
Fidelity VIP Contrafund Initial Class Division	34.37	–
Fidelity VIP Equity-Income Initial Class Division	23.82	–
Fidelity VIP Mid Cap Service Class 2 Division	24.96	14.55
Invesco Small Cap Equity Series I Division	12.45	13.91
LargeCap Growth Class 1 Division	16.34	–
LargeCap Growth I Class 1 Division	24.01	–
LargeCap S&P 500 Index Class 1 Division	13.15	–
LargeCap Value Class 1 Division	–	18.57
Putnam VT Voyager Class IB Division	14.71	14.21
Real Estate Securities Class 1 Division	49.88	17.17
SmallCap Blend Class 1 Division	17.15	14.72
SmallCap Growth II Class 1 Division	13.78	16.29
SmallCap Value I Class 1 Division	32.90	21.72

Division	2011 Unit Value ($)	2011 Total Return (%)
Asset Allocation Class 1 Division	22.34	2.15
Diversified International Class 1 Division	18.19	–
DWS Dreman Small Mid Cap Value Class B Division	–	(6.33)
Equity Income Class 1 Division	–	5.37
Fidelity VIP Contrafund Initial Class Division	29.52	(2.54)
Fidelity VIP Equity-Income Initial Class Division	20.31	0.99
Fidelity VIP High Income Initial Class Division	–	4.06
Fidelity VIP Mid Cap Service Class 2 Division	21.79	(10.84)
Franklin Small Cap Value Securities Class 2 Division	–	(3.76)
Invesco Mid Cap Core Equity Series II Division	–	(6.48)

Principal Life Insurance Company
Variable Life Separate Account
Notes to Financial Statements
December 31, 2015

Division	2011 Unit Value ($)	2011 Total Return (%)
Invesco Small Cap Equity Series I Division	10.93	–
LargeCap Growth Class 1 Division	13.99	(5.73)
LargeCap Growth I Class 1 Division	20.63	–
LargeCap S&P 500 Index Class 1 Division	11.39	1.79
MFS VIT New Discovery Service Class Division	–	(10.48)
MidCap Blend Class 1 Division	–	8.30
Putnam VT Voyager Class IB Division	12.88	(16.80)
Real Estate Securities Class 1 Division	42.57	–
SmallCap Blend Class 1 Division	14.95	–
SmallCap Growth II Class 1 Division	11.85	(4.36)
SmallCap Value I Class 1 Division	27.03	–
Templeton Global Bond Securities Class 2 Division	–	(0.89)

7. Subsequent Events

The account has performed any evaluation of subsequent events through April 25, 2016, and has determined that no items required recognition or disclosure.

Report of Independent Auditors
The Board of Directors and Stockholder
Principal Life Insurance Company
We have audited the accompanying consolidated financial statements of Principal Life Insurance Company (“the Company”), which comprise the consolidated statements of financial position as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2015, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2015 and 2014, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Des Moines, Iowa March 11, 2016

1

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2015	December 31, 2014
	(in millions)
Assets
Fixed maturities, available-for-sale (2015 and 2014 include $257.4 million and $278.2 million related to
consolidated variable interest entities)	$46,463.4	$46,549.4
Fixed maturities, trading (2015 and 2014 both include $100.4 million related to consolidated variable
interest entities)	538.8	400.3
Equity securities, available-for-sale	101.8	108.9
Equity securities, trading	204.4	191.6
Mortgage loans	11,791.0	11,164.4
Real estate (2015 and 2014 include $354.5 million and $284.9 million related to consolidated variable
interest entities)	1,447.2	1,340.4
Policy loans	786.3	799.0
Other investments (2015 and 2014 include $29.5 million and $40.6 million related to consolidated variable
interest entities and $53.4 million and $127.2 million measured at fair value under the fair value option)	1,378.0	1,428.4
Total investments	62,710.9	61,982.4
Cash and cash equivalents	1,905.5	1,274.0
Accrued investment income	521.8	497.3
Premiums due and other receivables	1,496.2	1,134.7
Deferred acquisition costs	3,057.3	2,754.6
Property and equipment	590.6	544.8
Goodwill	227.5	295.8
Other intangibles	127.7	144.3
Separate account assets	94,762.8	94,328.4
Other assets	893.3	958.5
Total assets	$166,293.6	$163,914.8
Liabilities
Contractholder funds	$33,151.6	$33,428.3
Future policy benefits and claims	21,838.3	19,691.6
Other policyholder funds	719.5	744.2
Short-term debt	108.8	154.5
Long-term debt (2015 and 2014 include $42.8 million and $82.3 million related to consolidated variable
interest entities)	42.8	82.3
Income taxes currently payable	4.4	5.3
Deferred income taxes	892.8	1,082.8
Separate account liabilities	94,762.8	94,328.4
Other liabilities (2015 and 2014 include $345.9 million and $344.0 million related to consolidated variable interest entities, of which $68.1 million and $71.0 million are measured at fair value under the fair
value option)	6,518.4	6,151.7
Total liabilities	158,039.4	155,669.1

Redeemable noncontrolling interest	—	21.1

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	5,334.4	5,275.0
Retained earnings	2,232.6	1,817.2
Accumulated other comprehensive income	641.3	1,086.7
Total stockholder's equity attributable to Principal Life Insurance Company	8,210.8	8,181.4
Noncontrolling interest	43.4	43.2
Total stockholder's equity	8,254.2	8,224.6
Total liabilities and stockholder's equity	$166,293.6	$163,914.8

See accompanying notes.

2

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2,015	2,014	2,013
	(in millions)
Revenues
Premiums and other considerations	$5,057.4	$3,497.2	$2,862.4
Fees and other revenues	2,537.3	2,392.7	2,234.6
Net investment income	2,552.0	2,663.5	2,681.5
Net realized capital gains (losses), excluding impairment losses on
available-for-sale securities	4.0	136.4	(99.5)
Net other-than-temporary impairment (losses) recoveries on available-
for-sale securities	(0.8)	28.5	(89.8)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from other comprehensive
income	(29.2)	(102.2)	(22)
Net impairment losses on available-for-sale securities	(30)	(73.7)	(111.8)
Net realized capital gains (losses)	(26)	62.7	(211.3)
Total revenues	10,120.7	8,616.1	7,567.2
Expenses
Benefits, claims and settlement expenses	6,135.1	4,610.0	4,114.5
Dividends to policyholders	163.5	177.4	189.0
Operating expenses	2,598.8	2,603.2	2,376.3
Total expenses	8,897.4	7,390.6	6,679.8
Income before income taxes	1,223.3	1,225.5	887.4
Income taxes	281.9	243.0	173.2
Net income	941.4	982.5	714.2
Net income attributable to noncontrolling interest	10.8	30.0	17.6
Net income attributable to Principal Life Insurance Company	$930.6	$952.5	$696.6

See accompanying notes.

3

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2,015	2,014	2,013
	(in millions)
Net income	$941.4	$982.5	$714.2
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	(447.7)	261.2	(477.7)
Noncredit component of impairment losses on fixed maturities, available-for-sale	18.8	61.9	5.1
Net unrealized gains (losses) on derivative instruments	14.3	56.6	(6.5)
Foreign currency translation adjustment	(0.1)	(3.7)	—
Net unrecognized postretirement benefit obligation	(30.8)	(8)	332.6
Other comprehensive income (loss)	(445.5)	368.0	(146.5)
Comprehensive income	495.9	1,350.5	567.7
Comprehensive income attributable to noncontrolling interest	10.7	28.7	18.0
Comprehensive income attributable to Principal Life Insurance Company	$485.2	$1,321.8	$549.7

See accompanying notes.

4

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances at January 1, 2013	$2.5	$5,747.6	$1,167.7	$642.6	$16.9	$7,577.3
Capital distribution to parent	—	(163.8)	—	—	—	(163.8)
Stock-based compensation and
additional related tax benefits	—	47.4	(2.9)	—	—	44.5
Dividends to parent	—	—	(80.0)	—	—	(80.0)
Distributions to noncontrolling interest	—	—	—	—	(2.0)	(2.0)
Contributions from noncontrolling
interest	—	—	—	—	2.5	2.5
Sale of subsidiary shares to noncontrolling interest	—	11.5	—	—	20.3	31.8
Adjustments to redemption amount of redeemable
noncontrolling interest	—	(137.7)	(43.3)	—	(3.5)	(184.5)
Net income (excludes $13.6 million attributable to
redeemable noncontrolling interest)	—	—	696.6	—	4.0	700.6
Other comprehensive loss (excludes $0.4 million
attributable to redeemable noncontrolling interest)	—	—	—	(146.9)	—	(146.9)
Balances at December 31, 2013	2.5	5,505.0	1,738.1	495.7	38.2	7,779.5
Capital distribution to parent	—	(17.7)	—	—	—	(17.7)
Stock-based compensation and additional related
tax benefits	—	50.3	(3.7)	—	—	46.6
Dividends to parent	—	—	(850.0)	—	—	(850.0)
Distributions to noncontrolling interest	—	—	—	—	(22.7)	(22.7)
Contributions from noncontrolling interest	—	—	—	—	7.4	7.4
Adjustments to redemption amount of redeemable
noncontrolling interest	—	(14.9)	(19.7)	—	—	(34.6)
Pension plan transfer due to change in sponsorship	—	(247.7)	—	221.7	—	(26.0)
Net income (excludes $9.7 million attributable to
redeemable noncontrolling interest)	—	—	952.5	—	20.3	972.8
Other comprehensive income (excludes $(1.3) million
attributable to redeemable noncontrolling interest)	—	—	—	369.3	—	369.3
Balances at December 31, 2014	2.5	5,275.0	1,817.2	1,086.7	43.2	8,224.6
Capital distribution to parent	—	(25.5)	—	—	—	(25.5)
Stock-based compensation and additional related
tax benefits	—	57.0	(3.9)	—	0.1	53.2
Transfer to affiliate	—	44.4	(8.2)	—	—	36.2
Dividends to parent	—	—	(503.1)	—	—	(503.1)
Distributions to noncontrolling interest	—	—	—	—	(14.1)	(14.1)
Contributions from noncontrolling interest	—	—	—	—	7.7	7.7
Purchase of subsidiary shares from noncontrolling
interest	—	(16.5)	—	—	(3.5)	(20.0)
Net income (excludes $0.8 million attributable to
redeemable noncontrolling interest)	—	—	930.6	—	10.0	940.6
Other comprehensive loss (excludes $(0.1) million
attributable to redeemable noncontrolling interest)	—	—	—	(445.4)	—	(445.4)
Balances at December 31, 2015	$2.5	$5,334.4	$2,232.6	$641.3	$43.4	$8,254.2

See accompanying notes.
5

Principal Life Insurance Company
Consolidated Statements of Cash Flows
	For the year ended December 31,
	2015	2014	2013
	(in millions)
Operating activities
Net income	$941.4	$982.5	$714.2
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs	251.7	348.5	170.6
Additions to deferred acquisition costs	(356.5)	(347.4)	(393.0)
Accrued investment income	(24.5)	25.9	52.8
Net cash flows for trading securities	(166.3)	14.4	18.5
Premiums due and other receivables	(202.6)	34.5	(152.7)
Contractholder and policyholder liabilities and dividends	2,924.9	1,488.2	1,296.8
Current and deferred income taxes	100.2	239.3	187.6
Net realized capital (gains) losses	26.0	(62.7)	211.3
Depreciation and amortization expense	110.3	107.1	96.8
Mortgage loans held for sale, sold or repaid, net of gain	—	43.3	0.2
Real estate acquired through operating activities	(43.9)	(49.4)	(107.2)
Real estate sold through operating activities	51.9	158.0	20.1
Stock-based compensation	53.4	47.5	45.1
Other	640.2	172.3	324.1
Net adjustments	3,364.8	2,219.5	1,771.0
Net cash provided by operating activities	4,306.2	3,202.0	2,485.2
Investing activities
Available-for-sale securities:
Purchases	(9,314.6)	(8,598.2)	(8,554.0)
Sales	1,069.5	2,100.1	1,521.4
Maturities	6,475.9	6,047.1	7,142.4
Mortgage loans acquired or originated	(2,177.2)	(2,081.6)	(2,049.5)
Mortgage loans sold or repaid	1,532.7	1,671.6	1,989.0
Real estate acquired	(322.0)	(281.7)	(85.6)
Net purchases of property and equipment	(128.7)	(117.9)	(51.2)
Net change in other investments	203.8	266.2	213.0
Net cash provided by (used in) investing activities	(2,660.6)	(994.4)	125.5
Financing activities
Proceeds from financing element derivatives	0.3	15.1	47.0
Payments for financing element derivatives	(82.0)	(58.0)	(48.0)
Excess tax benefits from share-based payment arrangements	11.0	6.8	7.4
Purchase of subsidiary shares from noncontrolling interest	(21.7)	(179.9)	—
Sale of subsidiary shares to noncontrolling interest	—	—	31.8
Dividends paid to parent	(503.1)	(850.0)	(80.0)
Capital contributions from (distributions to) parent	18.9	(17.7)	(163.8)
Issuance of long-term debt	13.2	38.5	38.2
Principal repayments of long-term debt	(52.6)	(100.1)	(14.6)
Net proceeds from (repayments of) short-term borrowings	(45.7)	(137.9)	5.7
Investment contract deposits	6,214.8	5,349.1	6,355.1
Investment contract withdrawals	(6,655.5)	(7,088.8)	(8,846.6)
Net increase (decrease) in banking operation deposits	91.1	30.7	(225.7)
Other	(2.8)	(13.0)	(4.7)
Net cash used in financing activities	(1,014.1)	(3,005.2)	(2,898.2)
Net increase (decrease) in cash and cash equivalents	631.5	(797.6)	(287.5)
Cash and cash equivalents at beginning of period	1,274.0	2,071.6	2,359.1
Cash and cash equivalents at end of period	$1,905.5	$1,274.0	$2,071.6
Supplemental Information:
Cash paid for interest	$0.1	$5.3	$9.2
Cash paid for income taxes	$154.5	$9.0	$19.6
Supplemental disclosure of non-cash investing and financing activities:
Note receivable from parent in consideration of subsidiaries transferred to parent	$156.0	$—	$—
Assets transferred to parent due to change in pension plan sponsorship	$—	$308.2	$—
Liabilities assumed by parent due to change in pension plan sponsorship	$—	$(282.2)	$—
See accompanying notes.

6

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

1. Nature of Operations and Significant Accounting Policies
Description of Business
Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement, asset management and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFSI”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).
Basis of Presentation
The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. Entities in which we have significant management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.
In the fourth quarter of 2015 we implemented changes to our organizational structure to better align businesses, distribution teams and product offerings for future growth. The Retirement and Investor Services segment has been renamed to Retirement and Income Solutions. Additionally, information used by our chief operating decision maker in assessing segment performance has changed to pre-tax operating earnings. Our segment results have been modified to reflect these changes. See Note 17, Segment Information, for financial results of our segments.
We have evaluated subsequent events through March 11, 2016, which was the date our consolidated financial statements were issued.

Recent Accounting Pronouncements

Effect on our consolidated
	Date of	financial statements or
Description	adoption	other significant matters

Standards not yet adopted:
Financial instruments - recognition and measurements	January 1,	We are currently evaluating
This authoritative guidance addresses certain aspects of recognition,	2018	the impact this guidance
measurement, presentation and disclosure of financial instruments. The		will have on our
primary focus of this guidance is to supersede the guidance to classify		consolidated financial
equity securities with readily determinable fair values into different categories		statements.
(trading or available-for-sale) and requires equity securities to be measured at fair value with changes in the fair value recognized through net income.
This guidance requires adoption through a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption.

Revenue recognition	January 1,	We are currently evaluating
This authoritative guidance replaces all general and most industry specific	2018	the impact this guidance
revenue recognition guidance currently prescribed by U.S. GAAP. The core		will have on our
principle is that an entity recognizes revenue to reflect the transfer of a		consolidated financial
promised good or service to customers in an amount that reflects the		statements.
consideration to which the entity expects to be entitled in exchange for that good or service. The guidance may be applied using one of the following two methods: (1) retrospectively to each prior reporting period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

7

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Effect on our consolidated
	Date of	financial statements or
Description	adoption	other significant matters
Short-duration insurance contracts	December 31,	We are currently evaluating
This authoritative guidance requires additional disclosures related to short-	2016	the impact this guidance
duration insurance contracts. Retrospective application through comparative		will have on our
disclosures is required.		consolidated financial
statements.

Net asset value per share as a practical expedient for fair value	January 1,	The guidance will be
This authoritative guidance removes the requirement to categorize within the	2016	adopted retrospectively
fair value hierarchy all investments for which fair value is measured using the		and will not have a material
net asset value per share practical expedient.		impact on our consolidated
financial statements.

Simplifying the presentation of debt issuance costs	January 1,	The guidance will be
This authoritative guidance requires debt issuance costs related to a	2016	adopted retrospectively
recognized debt liability to be presented in the balance sheet as a direct		and will not have a material
deduction from the carrying amount of that debt liability, consistent with		impact on our consolidated
debt discounts.		financial statements.

Consolidations	January 1,	The guidance will be
This authoritative guidance makes changes to both the variable interest	2016	adopted using the modified
and voting interest consolidation models and eliminates the investment		retrospective approach
company deferral for portions of the variable interest model. The amendments		on January 1, 2016, and will
in the standard impact the consolidation analysis for interests in investment		not have a significant
companies and limited partnerships and similar entities.		impact to our consolidated
financial statements.

Standards adopted:
Discontinued operations	January 1,	This guidance was adopted
This authoritative guidance amends the definition of discontinued	2015	prospectively and did not
operations and requires entities to provide additional disclosures associated		have a material impact on
with discontinued operations, as well as disposal transactions that do not		our consolidated financial
meet the discontinued operations criteria. The guidance requires discontinued		statements.
operations treatment for disposals of a component or group of components of an entity that represents a strategic shift that has or will have a major impact on an entity’s operations or financial results. The guidance also expands the scope to disposals of equity method investments and businesses that, upon initial acquisition, qualify as held for sale.

Fair value of financial assets and liabilities of a consolidated collateralized	January 1,	This guidance was adopted
financing entity	2015	using a modified
This authoritative guidance provides a measurement alternative for a		retrospective approach and
reporting entity to measure both the financial assets and financial liabilities		did not have a material
of consolidated collateralized financing entities ("CCFEs") using the more		impact on our consolidated
observable of the fair value of the financial assets or of the financial liabilities		financial statements.
for both the financial assets and financial liabilities.
See Note 15, Fair Value
Measurements, for further
details.

8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Effect on our consolidated
	Date of	financial statements or
Description	adoption	other significant matters
Foreign currency cumulative translation adjustment	January 1,	The guidance was adopted
This authoritative guidance clarifies how the cumulative translation	2014	prospectively and did not
adjustment related to a parent’s investment in a foreign entity should be		have a material impact on
released when certain transactions related to the foreign entity occur.		our consolidated
financial statements.

Accumulated other comprehensive income	January 1,	See Note 14, Stockholder's
This authoritative guidance requires entities to disclose additional	2013	Equity, for further details.
information about items reclassified out of accumulated other comprehensive
income (“AOCI”). Entities are required to disclose information regarding		The guidance was adopted
changes in AOCI balances by component and significant items reclassified		retrospectively and did not
out of AOCI by component either on the face of the income statement or as		have a material impact on
a separate footnote to the financial statements.		our consolidated financial
statements.

Use of Estimates in the Preparation of Financial Statements
The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

•	the fair value of and accounting for derivatives;

•	the deferred acquisition costs (“DAC”) and other actuarial balances where the amortization is based on estimated gross profits;

•	the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•	the liability for future policy benefits and claims;

•	the value of our pension and other postretirement benefit obligations and

•	accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Closed Block
We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Investments
Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain nonredeemable preferred securities. Equity securities include mutual funds, common stock and nonredeemable preferred stock. We classify fixed maturities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to hedged portions of available-for-sale securities in fair value hedging relationships and mark-to-market adjustments on certain trading securities are reflected in net realized capital gains (losses). Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.
The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in other comprehensive income (“OCI”). Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.
Real estate investments are reported at cost less accumulated depreciation. The initial cost basis of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $166.8 million and $171.8 million as of December 31, 2015 and 2014, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.
Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.
Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on certain trading securities, mark-to-market adjustments on certain seed money investments, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance provision, impairments of real estate held for investment and impairments on equity method investments. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).
Policy loans and other investments are primarily reported at cost, excluding seed money investments, other investment funds, derivative assets, commercial mortgage loans of consolidated VIEs for which the fair value option was elected and equity method real estate investments for which the fair value option was elected.

10

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Derivatives
Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, interest rate options, swaptions, futures, currency swaps, equity options, credit default swaps and total return swaps. Derivatives may be exchange traded, cleared through centralized clearinghouses or contracted in the over-the-counter market without being cleared. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.
Accounting and Financial Statement Presentation. We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)
a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)	a derivative not designated as a hedging instrument.
Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.
Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.
Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.
Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.
Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.
We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.
Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.
If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging

11

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities
Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, term life insurance, participating traditional individual life insurance, group life insurance, health insurance and disability income policies, as well as a provision for dividends on participating policies.
Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.
We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.
Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.
Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.
Participating business represented approximately 9%, 11% and 12% of our life insurance in force and 36%, 40% and 43% of the number of life insurance policies in force at December 31, 2015, 2014 and 2013, respectively. Participating business represented approximately 49%, 53% and 58% of life insurance premiums for the years ended December 31, 2015, 2014 and 2013, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.
Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits (“EGPs”).
The liability for unpaid disability and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income.

12

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.
Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.
Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.
Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.
Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when earned, typically when the service is performed.
Deferred Acquisition Costs
Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.
DAC for universal life-type insurance contracts and certain investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of EGPs or, in certain circumstances, estimated gross revenues. This amortization is adjusted in the current period when EGPs or estimated gross revenues are revised. For individual variable universal life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DAC. The DAC on participating life insurance policies are being amortized in proportion to estimated gross margins. The DAC on nonparticipating term life insurance and individual disability policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

13

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition is necessary, DAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our statement of financial position.

Reinsurance
We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2015 and 2014, we had $388.9 million and $320.2 million of net ceded reinsurance recoverables related to claims that have been received, respectively. At December 31, 2015 and 2014, our largest exposures to a single third party reinsurer was in our life insurance business, which totaled $40.6 billion and $38.9 billion of life insurance in force, representing 15% and 16% of total net life insurance in force, respectively. The reinsurance recoverable relating to claims received that are associated to this single third party reinsurer recorded in our consolidated statements of financial position was $58.9 million and $48.1 million at December 31, 2015 and 2014, respectively.
The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Premiums and other considerations:
Direct	$5,275.8	$3,755.4	$3,132.8
Assumed	183.2	143.9	102.0
Ceded	(401.6)	(402.1)	(372.4)
Net premiums and other considerations	$5,057.4	$3,497.2	$2,862.4

Benefits, claims and settlement expenses:
Direct	6,355.4	4,650.6	4,190.1
Assumed	306.0	289.6	204.5
Ceded	(526.3)	(330.2)	(280.1)
Net benefits, claims and settlement expenses	$6,135.1	$4,610.0	$4,114.5

14

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Separate Accounts
The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.
At December 31, 2015 and 2014, the separate accounts include a separate account valued at $158.2 million and $205.4 million, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.
Income Taxes
Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, we file income tax returns in all states in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.
Goodwill and Other Intangibles
Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite‑lived intangible assets are not amortized. Rather, they are tested for impairment during the third quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level, which is a business one level below the operating segment, if financial information is prepared and regularly reviewed by management at that level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value. Impairment testing for indefinite‑lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.
Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.
2. Related Party Transactions
We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2015, 2014 and 2013, we received $266.7 million, $334.5 million and $327.1 million, respectively, of expense reimbursements from affiliated entities.

15

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

We and our direct parent, PFSI, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $385.0 million and $400.7 million at December 31, 2015 and 2014, respectively, and earned interest of $0.5 million, $0.3 million and $0.4 million during 2015, 2014 and 2013, respectively.
We have short-term affiliated debt and long-term affiliated debt with our parent. See Note 10, Debt, for additional information.
During the third quarter of 2015, we transferred our ownership interests in PGI Finisterre Holding Company Ltd., Finisterre Holdings Limited, Finisterre Capital LLP, PGI Origin Holding Company Ltd. and Origin Asset Management LLP to PFSI. We received a $156.0 million 10-year note from PFSI for the carrying value of those subsidiaries. The note bears interest at 2.87% with semi-annual principal and interest payments due in February and August each year. Our ultimate parent, PFG, is a guarantor of the note. We recorded interest income of less than $0.1 million for the year ended December 31, 2015.
We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $2,166.9 million and $1,853.6 million as of December 31, 2015 and 2014, respectively. In addition, we recognized premiums and other fees of $337.4 million, $278.1 million and $223.6 million for the years ended December 31, 2015, 2014 and 2013, respectively, associated with this agreement. Furthermore, we recognized expenses of $493.6 million, $473.1 million and $428.6 million for the years ended December 31, 2015, 2014 and 2013, respectively, associated with this agreement.
We receive commission fees, distribution and services fees from Princor Financial Services Corporation and Principal Management Corporation for distributing proprietary products on their behalf. Furthermore, we receive management and administrative fees for investments our products hold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenue was $446.1 million, $377.4 million and $407.9 million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, we pay commission expense to affiliated registered representatives within Princor Financial Services Corporation to sell proprietary products. Commission expense was $64.4 million, $66.8 million and $87.8 million for the years ended December 31, 2015, 2014 and 2013, respectively.
Effective November 2014, PFG became the sponsor of the defined benefit pension plans for both employees and individual field agents. Prior to November 2014, we were the sponsor of these plans. In connection with the change in sponsorship, we transferred $308.2 million of assets to PFG and PFG assumed $282.2 million of liabilities from us. In addition, we were allocated $86.1 million of pension expense from PFG during 2015 and $9.6 million during 2014 after the change in sponsorship was effective. See Note 12, Employee and Agent Benefits, for further details.
Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

16

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

3. Goodwill and Other Intangible Assets

Goodwill

The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement	Principal	U.S.
	and Income	Global	Insurance
	Solutions	Investors	Solutions	Consolidated
	(in millions)
Balance at January 1, 2014	$18.7	$224.6	$56.4	$299.7
Foreign currency	—	(3.9)	—	(3.9)
Balance at December 31, 2014	18.7	220.7	56.4	295.8
Transfer to affiliate (1)	—	(68.3)	—	(68.3)
Balance at December 31, 2015	$18.7	$152.4	$56.4	$227.5

(1)	See Note 2, Related Party Transactions, for further details.
Finite Lived Intangible Assets
Finite lived intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 16 years were as follows:

	December 31,
	2015	2014
	(in millions)
Gross carrying value	$54.8	$77.4
Accumulated amortization	21.6	27.6
Net carrying value	$33.2	$49.8

During 2015, 2014 and 2013, we fully amortized finite lived intangible assets of $0.5 million, $15.8 million and $5.2 million, respectively.
The amortization expense for intangible assets with finite useful lives was $4.0 million, $6.7 million and $6.5 million for 2015, 2014 and 2013, respectively. At December 31, 2015, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2016	$2.6
2017	2.7
2018	2.6
2019	2.7
2020	2.9

Indefinite Lived Intangible Assets

The net carrying amount of unamortized indefinite lived intangible assets was $94.5 million as of both December 31, 2015 and 2014. This represents our share of the purchase price from our parent’s 2006 acquisition of WM Advisors, Inc. related to investment management contracts that are not subject to amortization based on the fact that we will benefit from our parent’s acquisition.

17

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

4. Variable Interest Entities

We have relationships with and may have a variable interest in various types of special purpose entities. Following is a discussion of our interest in entities that meet the definition of a VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. For VIEs that are investment companies, the primary beneficiary is the enterprise who absorbs the majority of the entity’s expected losses, receives a majority of the expected residual returns or both. On an ongoing basis, we assess whether we are the primary beneficiary of VIEs in which we have a relationship.

Consolidated Variable Interest Entities

Grantor Trusts

We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We have determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our continuing interest in the trusts.

Collateralized Private Investment Vehicles

We invest in synthetic collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities (collectively known as “collateralized private investment vehicles”). The performance of the notes of these structures is primarily linked to a synthetic portfolio by derivatives; each note has a specific loss attachment and detachment point. The notes and related derivatives are collateralized by a pool of permitted investments. The investments are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include derivatives and the notes due at maturity or termination of the trusts. We determined we are the primary beneficiary for one of these entities because we act as the investment manager of the underlying portfolio and we have an ownership interest.

Commercial Mortgage-Backed Securities

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities (“CMBS”) certificates using the cash flows of the underlying commercial mortgages it purchased. This is considered a VIE due to insufficient equity to sustain itself. We have determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick out rights of the special servicer.

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

18

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse are as follows:

		Collateralized
		private investment
	Grantor trusts	vehicles	CMBS	Real estate	Total
	(in millions)
December 31, 2015
Fixed maturities, available-for-sale	$257.4	$—	$—	$—	$257.4
Fixed maturities, trading	—	100.4	—	—	100.4
Real estate	—	—	—	354.5	354.5
Other investments	—	—	18.3	11.2	29.5
Cash	—	—	—	15.3	15.3
Accrued investment income	0.5	—	0.1	2.5	3.1
Premiums due and other receivables	—	—	—	1.6	1.6
Other assets	—	—	—	(0.9)	(0.9)
Total assets	$257.9	$100.4	$18.4	$384.2	$760.9
Long-term debt	$—	$—	$—	$42.8	$42.8
Income taxes currently payable	—	—	—	0.5	0.5
Deferred income taxes	1.5	—	—	(1.7)	(0.2)
Other liabilities (1)	230.3	85.9	—	29.7	345.9
Total liabilities	$231.8	$85.9	$—	$71.3	$389.0
December 31, 2014
Fixed maturities, available-for-sale	$278.2	$—	$—	$—	$278.2
Fixed maturities, trading	—	100.4	—	—	100.4
Real estate	—	—	—	284.9	284.9
Other investments	—	—	35.0	5.6	40.6
Cash	—	—	—	4.7	4.7
Accrued investment income	0.4	—	0.2	1.4	2.0
Other assets	—	—	—	0.3	0.3
Total assets	$278.6	$100.4	$35.2	$296.9	$711.1
Long-term debt	$—	$—	$—	$82.3	$82.3
Income taxes currently payable	—	—	—	10.6	10.6
Deferred income taxes	1.5	—	—	(0.4)	1.1
Other liabilities (1)	239.1	85.6	4.8	14.5	344.0
Total liabilities	$240.6	$85.6	$4.8	$107.0	$438.0

(1)
Grantor trusts contain an embedded derivative of a forecasted transaction to deliver the underlying securities; the collateralized private investment vehicle includes derivative liabilities and an obligation to redeem notes at maturity or termination of the trusts.

We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2015 and 2014.
Unconsolidated Variable Interest Entities
Invested Securities
We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.
Unconsolidated VIEs include CMBS, residential mortgage-backed pass-through securities (“RMBS”) and other ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

19

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

As previously discussed, we invest in several types of collateralized private investment vehicles, which are VIEs. These include cash and synthetic structures that we do not manage. We have determined we are not the primary beneficiary of these collateralized private investment vehicles primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in various VIE trusts as a debt holder. All of these entities are classified as VIEs due to insufficient equity to sustain them. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, some of which are classified as VIEs. Some of these entities have returns in the form of income tax credits. These entities are classified as VIEs as the general partners do not have equity investments at risk in the entities. We have determined we are not the primary beneficiary because we are not the general partner, who makes all the significant decisions for the entities. Other limited partnerships and fund interests have returns from investment income. These entities are classified as VIEs as the decision makers do not have equity investments at risk in the entities. We have determined we are not the primary beneficiary because we do not make the significant decisions for the entities or our variable interest does not absorb the majority of the variability of the entities’ net assets.
The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2015
Fixed maturities, available-for-sale:
Corporate	$453.4	$359.8
Residential mortgage-backed pass-through securities	2,614.2	2,537.2
Commercial mortgage-backed securities	3,850.0	3,862.2
Collateralized debt obligations	663.6	688.8
Other debt obligations	4,471.5	4,467.7
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	25.9	25.9
Commercial mortgage-backed securities	2.3	2.3
Collateralized debt obligations	35.1	35.1
Other investments:
Other limited partnership and fund interests	215.8	215.8

December 31, 2014
Fixed maturities, available-for-sale:
Corporate	$456.7	$353.3
Residential mortgage-backed pass-through securities	2,805.2	2,687.0
Commercial mortgage-backed securities	3,975.5	3,896.9
Collateralized debt obligations	504.1	521.2
Other debt obligations	4,616.4	4,583.4
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	34.4	34.4
Commercial mortgage-backed securities	1.5	1.5
Collateralized debt obligations	39.4	39.4
Other debt obligations	0.2	0.2
Other investments:
Other limited partnership and fund interests	173.1	173.1

(1)
Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale and other investments. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading.

20

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Sponsored Investment Funds
We provide asset management and other services to certain investment structures for which we earn performance-based management fees. These structures are considered VIEs. We are not the primary beneficiary of these entities as we do not have the obligation to absorb losses of the entities that could be potentially significant to the VIE or the right to receive benefits from these entities that could be potentially significant.
5. Investments
Fixed Maturities and Equity Securities
The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of fixed maturities and equity securities available-for-sale are summarized as follows:

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)
	(in millions)
December 31, 2015
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,423.5	$23.4	$8.2	$1,438.7	$—
Non-U.S. governments	349.7	77.1	2.8	424.0	—
States and political subdivisions	4,450.6	232.9	19.2	4,664.3	—
Corporate	27,552.7	1,317.8	595.4	28,275.1	6.0
Residential mortgage-backed pass-through securities	2,537.1	89.0	11.9	2,614.2	—
Commercial mortgage-backed securities	3,862.2	65.3	77.5	3,850.0	80.7
Collateralized debt obligations	688.8	1.4	26.6	663.6	1.3
Other debt obligations	4,529.7	39.2	35.4	4,533.5	58.2
Total fixed maturities, available-for-sale	$45,394.3	$1,846.1	$777.0	$46,463.4	$146.2
Total equity securities, available-for-sale	$110.2	$5.8	$14.2	$101.8
December 31, 2014
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,074.5	$39.1	$2.9	$1,110.7	$—
Non-U.S. governments	357.2	90.8	1.4	446.6	—
States and political subdivisions	3,891.0	289.3	4.1	4,176.2	—
Corporate	26,953.6	2,149.2	188.1	28,914.7	18.3
Residential mortgage-backed pass-through securities	2,687.0	124.5	6.3	2,805.2	—
Commercial mortgage-backed securities	3,896.9	141.5	62.9	3,975.5	88.9
Collateralized debt obligations	521.2	3.5	20.6	504.1	1.3
Other debt obligations	4,583.4	57.5	24.5	4,616.4	66.9
Total fixed maturities, available-for-sale	$43,964.8	$2,895.4	$310.8	$46,549.4	$175.4
Total equity securities, available-for-sale	$113.1	$5.6	$9.8	$108.9

(1)
Excludes $131.5 million and $167.5 million as of December 31, 2015 and December 31, 2014, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

21

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The amortized cost and fair value of fixed maturities available-for-sale at December 31, 2015, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$2,631.3	$2,652.2
Due after one year through five years	12,677.7	12,963.9
Due after five years through ten years	7,742.9	7,846.2
Due after ten years	10,724.6	11,339.8
Subtotal	33,776.5	34,802.1
Mortgage-backed and other asset-backed securities	11,617.8	11,661.3
Total	$45,394.3	$46,463.4

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income
Major components of net investment income are summarized as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Fixed maturities, available-for-sale	$1,923.4	$2,017.0	$2,109.3
Fixed maturities, trading	11.6	12.2	11.2
Equity securities, available-for-sale	5.6	5.4	6.9
Equity securities, trading	9.8	6.5	2.8
Mortgage loans	525.7	563.4	565.2
Real estate	96.6	103.2	60.7
Policy loans	41.4	43.8	43.5
Cash and cash equivalents	4.3	3.7	4.4
Derivatives	(66.6)	(87.9)	(115.2)
Other	75.1	71.1	67.2
Total	2,626.9	2,738.4	2,756.0
Investment expenses	(74.9)	(74.9)	(74.5)
Net investment income	$2,552.0	$2,663.5	$2,681.5

22

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Net Realized Capital Gains and Losses

Major components of net realized capital gains (losses) on investments are summarized as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$17.0	$49.5	$22.9
Gross losses	(4.3)	(23.8)	(10.6)
Net impairment losses	(30.3)	(83.7)	(111.5)
Hedging, net	(58.3)	(21.4)	(115.6)
Fixed maturities, trading	(6.1)	8.8	(5.2)
Equity securities, available-for-sale:
Gross gains	—	—	0.7
Net impairment recoveries (losses)	0.3	10.0	(0.3)
Equity securities, trading	(8.2)	10.7	22.4
Mortgage loans	(0.3)	(9.4)	(16.0)
Derivatives	82.5	60.3	(22.8)
Other	(18.3)	61.7	24.7
Net realized capital gains (losses)	$(26.0)	$62.7	$(211.3)

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,059.6 million, $2,068.9 million and $1,493.7 million in 2015, 2014 and 2013, respectively.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity and equity securities that could potentially have a credit impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine that a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

Impairment losses on equity securities are recognized in net income and are measured as the difference between amortized cost and fair value. The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).

23

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Fixed maturities, available-for-sale	$(1.1)	$18.5	$(89.5)
Equity securities, available-for-sale	0.3	10.0	(0.3)
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	(0.8)	28.5	(89.8)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from OCI (1)	(29.2)	(102.2)	(22.0)
Net impairment losses on available-for-sale securities	$(30.0)	$(73.7)	$(111.8)

(1)
Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Beginning balance	$(140.3)	$(235.4)	$(329.0)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(6.1)	(7.2)	(15.1)
Credit losses for which an other-than-temporary impairment was
previously recognized	(13.8)	(67.4)	(75.9)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	24.7	163.1	172.0
Net reduction for positive changes in cash flows expected
to be collected and amortization (1)	7.5	6.6	12.6
Ending balance	$(128.0)	$(140.3)	$(235.4)
(1) Amounts are recognized in net investment income.

24

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

	December 31, 2015
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$539.2	$7.5	$40.5	$0.7	$579.7	$8.2
Non-U.S. governments	55.1	2.8	—	—	55.1	2.8
States and political subdivisions	677.6	18.8	6.5	0.4	684.1	19.2
Corporate	7,441.3	291.1	1,244.2	304.3	8,685.5	595.4
Residential mortgage-backed pass-
through securities	656.7	6.7	147.9	5.2	804.6	11.9
Commercial mortgage-backed
securities	1,419.8	26.8	299.5	50.7	1,719.3	77.5
Collateralized debt obligations	424.9	3.8	164.0	22.8	588.9	26.6
Other debt obligations	2,459.3	18.8	403.5	16.6	2,862.8	35.4
Total fixed maturities, available-for-sale	$13,673.9	$376.3	$2,306.1	$400.7	$15,980.0	$777.0
Total equity securities, available-for-sale	$0.8	$1.0	$32.7	$13.2	$33.5	$14.2

Our consolidated portfolio consists of available-for-sale fixed maturities where 87% were investment grade (rated AAA through BBB-) with an average price of 95 (carrying value/amortized cost) at December 31, 2015. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2015, due primarily to an increase in interest rates and widening of credit spreads.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,725 securities with a carrying value of $13,673.9 million and unrealized losses of $376.3 million reflecting an average price of 97 at December 31, 2015. Of this portfolio, 90% was investment grade (rated AAA through BBB-) at December 31, 2015, with associated unrealized losses of $298.1 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 404 securities with a carrying value of $2,306.1 million and unrealized losses of $400.7 million. The average rating of this portfolio was BBB+ with an average price of 85 at December 31, 2015. Of the $400.7 million in unrealized losses, the corporate sector accounts for $304.2 million in unrealized losses with an average price of 80 and an average credit rating of BBB-. The remaining unrealized losses consist primarily of $50.7 million within the commercial mortgage-backed securities sector with an average price of 86 and an average credit rating of BBB+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2015.

25

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$200.3	$0.7	$95.0	$2.2	$295.3	$2.9
Non-U.S. governments	13.5	1.4	—	—	13.5	1.4
States and political subdivisions	208.1	0.7	210.5	3.4	418.6	4.1
Corporate	3,005.9	75.1	1,091.1	113.0	4,097.0	188.1
Residential mortgage-backed pass-
through securities	18.0	—	395.3	6.3	413.3	6.3
Commercial mortgage-backed
securities	375.3	3.0	395.0	59.9	770.3	62.9
Collateralized debt obligations	114.8	1.0	112.0	19.6	226.8	20.6
Other debt obligations	971.2	3.5	432.7	21.0	1,403.9	24.5
Total fixed maturities, available-for-sale	$4,907.1	$85.4	$2,731.6	$225.4	$7,638.7	$310.8
Total equity securities, available-for-sale	$10.0	$—	$36.0	$9.8	$46.0	$9.8

Our consolidated portfolio consists of available-for-sale fixed maturities where 80% were investment grade (rated AAA through BBB-) with an average price of 96 (carrying value/amortized cost) at December 31, 2014. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2014, due primarily to a decrease in interest rates.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 685 securities with a carrying value of $4,907.1 million and unrealized losses of $85.4 million reflecting an average price of 98 at December 31, 2014. Of this portfolio, 77% was investment grade (rated AAA through BBB-) at December 31, 2014, with associated unrealized losses of $44.4 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 429 securities with a carrying value of $2,731.6 million and unrealized losses of $225.4 million. The average rating of this portfolio was A with an average price of 92 at December 31, 2014. Of the $225.4 million in unrealized losses, the corporate sector accounts for $113.0 million in unrealized losses with an average price of 91 and an average credit rating of BBB+. The remaining unrealized losses consist primarily of $59.9 million within the commercial mortgage-backed securities sector with an average price of 87 and an average credit rating of A-. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2014.

26

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in fixed maturities available-for-sale, equity securities available-for-sale and derivative instruments in cash flow hedge relationships are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances and applicable income taxes was as follows:

	December 31, 2015	December 31, 2014
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$1,153.0	$2,712.3
Noncredit component of impairment losses on fixed maturities, available-for-sale	(146.2)	(175.4)
Net unrealized losses on equity securities, available-for-sale	(8.4)	(4.2)
Adjustments for assumed changes in amortization patterns	(127.0)	(346.8)
Adjustments for assumed changes in policyholder liabilities	(214.2)	(849.3)
Net unrealized gains on derivative instruments	217.0	203.8
Net unrealized gains on equity method subsidiaries and noncontrolling interest
adjustments	70.4	42.9
Provision for deferred income taxes	(329.4)	(553.5)
Net unrealized gains on available-for-sale securities and derivative instruments	$615.2	$1,029.8

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, including mezzanine loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) home equity mortgages and (2) first lien mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2015	December 31, 2014
	(in millions)
Commercial mortgage loans	$11,222.4	$10,684.0
Residential mortgage loans	620.0	536.4
Total amortized cost	11,842.4	11,220.4

Valuation allowance	(51.4)	(56.0)
Total carrying value	$11,791.0	$11,164.4

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. We purchased $227.3 million, $99.0 million and $44.9 million of residential mortgage loans in 2015, 2014 and 2013, respectively. We sold $0.0 million, $34.6 million and $0.0 million of residential mortgage loans in 2015, 2014 and 2013, respectively. We purchased $193.6 million, $57.3 million and $166.1 million of commercial mortgage loans in 2015, 2014 and 2013, respectively. We sold $1.0 million, $0.2 million and $13.0 million of commercial mortgage loans in 2015, 2014 and 2013, respectively.

27

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2015		December 31, 2014
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$509.4	4.5%	$528.0	4.9%
Middle Atlantic	3,075.6	27.4	2,951.0	27.7
East North Central	451.8	4.0	442.1	4.1
West North Central	264.3	2.4	233.3	2.2
South Atlantic	2,072.7	18.5	1,970.9	18.5
East South Central	215.1	1.9	197.4	1.8
West South Central	1,120.6	10.0	1,023.9	9.6
Mountain	898.8	8.0	772.0	7.2
Pacific	2,614.1	23.3	2,565.4	24.0
Total	$11,222.4	100.0%	$10,684.0	100.0%

Property type distribution
Office	$4,010.0	35.7%	$3,646.1	34.1%
Retail	2,521.6	22.5	2,512.1	23.5
Industrial	1,840.9	16.4	1,916.1	18.0
Apartments	2,474.2	22.0	2,200.5	20.6
Hotel	320.5	2.9	331.5	3.1
Mixed use/other	55.2	0.5	77.7	0.7
Total	$11,222.4	100.0%	$10,684.0	100.0%

Our residential mortgage loan portfolio is composed of home equity mortgages with an amortized cost of $218.8 million and $283.4 million and first lien mortgages with an amortized cost of $401.2 million and $253.0 million as of December 31, 2015 and December 31, 2014, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.
Mortgage Loan Credit Monitoring
Commercial Credit Risk Profile Based on Internal Rating
We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of a Standard & Poor’s (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.
Commercial mortgage loans that require more frequent and detailed attention than other loans in our portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

28

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2015
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$9,825.3	$224.0	$10,049.3
BBB+ thru BBB-	870.1	119.5	989.6
BB+ thru BB-	158.6	0.1	158.7
B+ and below	24.1	0.7	24.8
Total	$10,878.1	$344.3	$11,222.4

	December 31, 2014
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$9,098.6	$168.8	$9,267.4
BBB+ thru BBB-	1,019.4	178.5	1,197.9
BB+ thru BB-	148.3	0	148.3
B+ and below	68.8	1.6	70.4
Total	$10,335.1	$348.9	$10,684.0
Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

The amortized cost of our performing and non-performing residential mortgage loans was as follows:

	December 31, 2015
	Home equity	First liens	Total
	(in millions)
Performing	$208.0	$396.0	$604.0
Nonperforming	10.8	5.2	16.0
Total	$218.8	$401.2	$620.0

	December 31, 2014
	Home equity	First liens	Total
	(in millions)
Performing	$268.4	$247.6	$516.0
Nonperforming	15.0	5.4	20.4
Total	$283.4	$253.0	$536.4
Non-Accrual Mortgage Loans
Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

29

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The amortized cost of mortgage loans on non-accrual status was as follows:

	December 31, 2015	December 31, 2014
	(in millions)
Commercial:
Brick and mortar	$—	$9.6
Residential:
Home equity	10.8	15.0
First liens	5.2	5.4
Total	$16.0	$30.0

The aging of our mortgage loans, based on amortized cost, was as follows:

	December 31, 2015
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$10,878.1	$10,878.1
Commercial-CTL	—	—	—	—	344.3	344.3
Residential-home equity	2.0	1.0	0.6	3.6	215.2	218.8
Residential-first liens	—	0.1	4.0	4.1	397.1	401.2
Total	$2.0	$1.1	$4.6	$7.7	$11,834.7	$11,842.4

	December 31, 2014
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$4.5	$0.7	$5.2	$10,329.9	$10,335.1
Commercial-CTL	—	—	—	—	348.9	348.9
Residential-home equity	2.3	1.2	3.4	6.9	276.5	283.4
Residential-first liens	0.3	1.1	4.3	5.7	247.3	253.0
Total	$2.6	$6.8	$8.4	$17.8	$11,202.6	$11,220.4

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2015 or December 31, 2014.
Mortgage Loan Valuation Allowance
We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

30

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

31

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2015
Beginning balance	$26.9	$29.1	$56.0
Provision	3.9	0.1	4.0
Charge-offs	(3.4)	(8.9)	(12.3)
Recoveries	0.1	3.6	3.7
Ending balance	$27.5	$23.9	$51.4
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$7.5	$7.5
Collectively evaluated for impairment	27.5	16.4	43.9
Allowance ending balance	$27.5	$23.9	$51.4
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$23.1	$23.1
Collectively evaluated for impairment	11,222.4	596.9	11,819.3
Loan ending balance	$11,222.4	$620.0	$11,842.4

For the year ended December 31, 2014
Beginning balance	$28.7	$40.3	$69.0
Provision	(0.9)	7.9	7.0
Charge-offs	(0.9)	(22.7)	(23.6)
Recoveries	—	3.6	3.6
Ending balance	$26.9	$29.1	$56.0
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$8.8	$11.2
Collectively evaluated for impairment	24.5	20.3	44.8
Allowance ending balance	$26.9	$29.1	$56.0
Loan balance by basis of impairment method:
Individually evaluated for impairment	$4.4	$26.4	$30.8
Collectively evaluated for impairment	10,679.6	510.0	11,189.6
Loan ending balance	$10,684.0	$536.4	$11,220.4

For the year ended December 31, 2013
Beginning balance	$51.8	$44.4	$96.2
Provision	4.1	11.1	15.2
Charge-offs	(28.0)	(18.3)	(46.3)
Recoveries	0.8	3.1	3.9
Ending balance	$28.7	$40.3	$69.0
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$9.8	$12.2
Collectively evaluated for impairment	26.3	30.5	56.8
Allowance ending balance	$28.7	$40.3	$69.0
Loan balance by basis of impairment method:
Individually evaluated for impairment	$4.4	$31.4	$35.8
Collectively evaluated for impairment	10,278.1	574.3	10,852.4
Loan ending balance	$10,282.5	$605.7	$10,888.2

32

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Impaired Mortgage Loans

Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a troubled debt restructuring (“TDR”). Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	December 31, 2015
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$3.6	$3.6	$—
With an allowance recorded:
Residential-home equity	13.7	14.8	7.0
Residential-first liens	5.8	5.8	0.5
Total:
Residential	$23.1	$24.2	$7.5

	December 31, 2014
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Commercial-brick and mortar	$5.2	$6.7	$—
Residential-first liens	3.4	3.4	—
With an allowance recorded:
Commercial-brick and mortar	4.4	4.4	2.4
Residential-home equity	16.5	17.1	8.2
Residential-first liens	6.5	6.4	0.6
Total:
Commercial	$9.6	$11.1	$2.4
Residential	$26.4	$26.9	$8.8

33

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	Average
	recorded	Interest income
	investment	recognized
	(in millions)
For the year ended December 31, 2015
With no related allowance recorded:
Commercial-brick and mortar	$2.6	$—
Residential-first liens	3.5	—
With an allowance recorded:
Commercial-brick and mortar	2.2	0.1
Residential-home equity	15.1	0.4
Residential-first liens	6.1	0.2
Total:
Commercial	$4.8	$0.1
Residential	$24.7	$0.6

For the year ended December 31, 2014
With no related allowance recorded:
Commercial-brick and mortar	$13.4	$—
Residential-first liens	4.0	—
With an allowance recorded:
Commercial-brick and mortar	4.4	0.2
Residential-home equity	18.0	0.6
Residential-first liens	6.9	0.2
Total:
Commercial	$17.8	$0.2
Residential	$28.9	$0.8

For the year ended December 31, 2013
With no related allowance recorded:
Commercial-brick and mortar	$22.2	$0.2
Residential-first liens	7.2	—
With an allowance recorded:
Commercial-brick and mortar	4.4	0.3
Residential-home equity	20.2	1.1
Residential-first liens	7.1	0.2
Total:
Commercial	$26.6	$0.5
Residential	$34.5	$1.3
Mortgage Loan Modifications
Our commercial and residential mortgage loan portfolios include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. The commercial mortgage loan TDRs were modified to delay or reduce principal payments and to reduce or delay interest payments. For these TDR assessments, we have determined the loan rates are now considered below market based on current circumstances. The commercial mortgage loan modifications resulted in delayed cash receipts and a decrease in interest income. The residential mortgage loan TDRs include modifications of interest-only payment periods, delays in principal balloon payments, and interest rate reductions. Residential mortgage loan modifications resulted in delayed or decreased cash receipts and a decrease in interest income.

34

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the periods indicated. In addition, the table includes information for loans that were modified and met the criteria of a TDR within the past twelve months that were in payment default during the periods indicated:

	For the year ended December 31, 2015
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Residential-home equity	14	$0.6	2	$—
Total	14	$0.6	2	$—

	For the year ended December 31, 2014
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Commercial-brick and mortar	2	$5.1	1	$0.7
Residential-home equity	75	3.0	3	—
Residential-first liens	1	0.1	—	—
Total	78	$8.2	4	$0.7

	For the year ended December 31, 2013
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Commercial-brick and mortar	2	$0.9	—	$—
Residential-home equity	69	3.8	19	—
Residential-first liens	3	0.6	1	0.3
Total	74	$5.3	20	$0.3

Commercial mortgage loans that have been designated as a TDR have been previously reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

Residential mortgage loans that have been designated as a TDR are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

Real Estate
Depreciation expense on invested real estate was $49.3 million, $46.4 million and $44.4 million in 2015, 2014 and 2013, respectively. Accumulated depreciation was $409.1 million and $387.8 million as of December 31, 2015 and 2014, respectively.

35

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Other Investments
Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2015	2014
		(in millions)
Total assets		$60,234.7	$14,066.7
Total liabilities		14,165.9	3,773.7
Total equity		$46,068.8	$10,293.0
Net investment in unconsolidated entities		$466.1	$521.6

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Total revenues	$7,693.6	$1,485.2	$773.7
Net income	4,443.0	747.3	368.3
Our share of net income of unconsolidated entities	57.4	52.9	43.9
Derivative assets are carried at fair value and reported as a component of other investments. Certain seed money investments are also carried at fair value and reported as a component of other investments, with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.
Securities Posted as Collateral
We posted $935.7 million in fixed maturities, available-for-sale securities at December 31, 2015, to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements and a lending arrangement. In addition, we posted $2,705.5 million in commercial mortgage loans and home equity mortgages as of December 31, 2015, to satisfy collateral requirements associated with our obligation under funding agreements with the Federal Home Loan Bank of Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as fixed maturities, available-for-sale and mortgage loans, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, $295.2 million can be sold or repledged by the secured party.
Balance Sheet Offsetting
Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2015
Derivative assets	$656.5	$(409.7)	$(227.7)	$19.1
December 31, 2014
Derivative assets	$650.8	$(478.9)	$(159.4)	$12.5

(1)
The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amount of derivative assets is not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

36

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

(2)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2015
Derivative liabilities	$729.0	$(409.7)	$(253.9)	$65.4
December 31, 2014
Derivative liabilities	$763.8	$(478.9)	$(220.6)	$64.3

(1)
The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $381.4 million and $395.0 million of derivative liabilities as of December 31, 2015 and December 31, 2014, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amount of derivative liabilities is not netted against offsetting assets for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged is generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.
Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expense on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2015 and December 31, 2014.
6. Derivative Financial Instruments
Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.
Types of Derivative Instruments
Interest Rate Contracts
Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

37

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate collars to manage interest rate risk related to guaranteed minimum interest rate liabilities in our individual annuities contracts and lapse risk associated with higher interest rates.

A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to offset or modify existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained. The premium associated with certain options is paid quarterly over the life of the option contract.

38

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread.  We currently use futures traded on an exchange (“exchange traded”) and total return swaps referencing equity indices to hedge our portfolio from potential credit losses related to systemic events.

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We have investment contracts in which the return is tied to a leveraged inflation index. We economically hedge the risk associated with these investment contracts.

We offer group annuity contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities and universal life contracts that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.

Exposure

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

39

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

We posted $342.7 million and $271.6 million in cash and securities under collateral arrangements as of December 31, 2015 and December 31, 2014, respectively, to satisfy collateral requirements associated with our derivative credit support agreements and FCM agreements. These amounts include initial margin requirements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2015 and December 31, 2014, was $606.5 million and $656.2 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $342.7 million and $271.6 million as of December 31, 2015 and December 31, 2014, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2015, we would be required to post an additional $75.8 million of collateral to our counterparties.

As of December 31, 2015 and December 31, 2014, we had received $211.6 million and $138.7 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

40

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2015	December 31, 2014
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$21,704.2	$19,182.6
Interest rate options	4,900.0	4,900.0
Swaptions	159.0	260.0
Interest rate futures	162.0	147.5
Foreign exchange contracts:
Currency swaps	1,589.2	1,835.1
Equity contracts:
Equity options	3,604.8	3,293.4
Equity futures	514.2	498.1
Credit contracts:
Credit default swaps	1,084.5	1,234.5
Total return swaps	90.0	90.0
Futures	13.1	10.4
Other contracts:
Embedded derivatives	9,294.1	8,646.8
Total notional amounts at end of period	$43,115.1	$40,098.4

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$505.5	$510.8
Interest rate options	34.1	41.0
Foreign exchange contracts:
Currency swaps	99.8	87.6
Equity contracts:
Equity options	39.9	30.2
Credit contracts:
Credit default swaps	13.4	13.3
Total return swaps	0.5	—
Total gross credit exposure	693.2	682.9
Less: collateral received	228.3	173.9
Net credit exposure	$464.9	$509.0

41

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$9.4	$8.8	$132.2	$193.9
Foreign exchange contracts	94.1	80.0	164.2	69.1
Total derivatives designated as hedging
instruments	$103.5	$88.8	$296.4	$263.0

Derivatives not designated as hedging
instruments
Interest rate contracts	$493.0	$508.6	$255.8	$321.5
Foreign exchange contracts	6.1	9.9	24.8	12.0
Equity contracts	40.0	30.2	112.3	131.7
Credit contracts	13.9	13.3	39.7	35.6
Other contracts	—	—	381.4	395.0
Total derivatives not designated as hedging
instruments	553.0	562.0	814.0	895.8

Total derivative instruments	$656.5	$650.8	$1,110.4	$1,158.8

(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivative liabilities with a fair value of $151.1 million and $155.9 million as of December 31, 2015 and December 31, 2014, respectively, are reported with contractholder funds on the consolidated statements of financial position.
Credit Derivatives Sold
When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities. These instruments are either referenced in an over-the-counter credit derivative transaction, or embedded within an investment structure that has been fully consolidated into our financial statements.
These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions. The effect of this purchased protection would reduce our total maximum future payments by $0.0 million as of December 31, 2015 and $10.0 million as of December 31, 2014. These purchased credit derivative transactions had a net asset (liability) fair value of $0.0 million as of December 31, 2015 and $(0.1) million as of December 31, 2014. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.
We purchased an investment structure with embedded credit features that is fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturities that are owned by a special purpose vehicle. These credit derivatives reference several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.

42

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2015
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$0.8	$30.0	3.2
AA	74.0	1.1	74.0	2.3
A	195.0	2.2	195.0	2.2
BBB	310.0	(0.9)	310.0	2.9
BB	30.0	(4.6)	30.0	3.1
CCC	10.0	(6.8)	10.0	4.0
Government/municipalities
AA	30.0	0.6	30.0	3.3
Sovereign
AA	10.0	—	10.0	3.7
BBB	40.0	(0.9)	40.0	3.7
Total single name credit default swaps	729.0	(8.5)	729.0	2.8

Basket and index credit default swaps
Corporate debt
Near default (1)	100.4	(17.7)	100.4	1.2
Government/municipalities
AA	30.0	(1.1)	30.0	1.7
Structured finance
AAA	11.9	—	11.9	0.6
Total basket and index credit default swaps	142.3	(18.8)	142.3	1.3
Total credit default swap protection sold	$871.3	$(27.3)	$871.3	2.5

43

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$1.0	$30.0	4.2
AA	79.0	1.6	79.0	3.3
A	254.5	3.3	254.5	2.8
BBB	345.0	1.2	345.0	3.6
BB	10.0	0.9	10.0	5.0
Government/municipalities
AA	30.0	0.6	30.0	4.3
Sovereign
AA	10.0	0.1	10.0	4.7
BBB	40.0	(0.1)	40.0	4.7
Total single name credit default swaps	798.5	8.6	798.5	3.5

Basket and index credit default swaps
Corporate debt
Near default (1)	100.4	(19.1)	100.4	2.2
Government/municipalities
AA	30.0	(1.8)	30.0	2.7
Structured finance
BBB	16.9	0.1	16.9	3.5
Total basket and index credit default swaps	147.3	(20.8)	147.3	2.5
Total credit default swap protection sold	$945.8	$(12.2)	$945.8	3.3

(1)
Includes $78.0 million as of both December 31, 2015 and 2014, notional of derivatives in consolidated collateralized private investment vehicle VIEs where the credit risk is borne by third party investors.

We also have invested in fixed maturities classified as trading that contain credit default swaps. These securities are subject to the credit risk of the issuer, normally a special purpose vehicle, which consists of the underlying credit default swaps and high quality fixed maturities that serve as collateral. A default event occurs if the cumulative losses exceed a specified attachment point, which is typically not the first loss of the portfolio. If a default event occurs that exceeds the specified attachment point, our investment may not be fully returned. We would have no future potential payments under these investments. The following tables show, by the types of referenced/underlying asset class and external rating, our fixed maturities with embedded credit derivatives.

44

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2015
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
A	$24.6	$24.6	1.0
Total corporate debt	24.6	24.6	1.0

Structured finance
A	52.2	52.2	1.1
BBB	3.4	3.4	1.6
BB	2.3	2.3	1.6
CCC	4.8	4.8	1.9
Total structured finance	62.7	62.7	1.2
Total fixed maturities with credit derivatives	$87.3	$87.3	1.1

	December 31, 2014
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
A	$24.1	$24.1	2.0
Total corporate debt	24.1	24.1	2.0

Structured finance
A	56.1	56.1	1.5
BB	5.8	5.8	2.7
CCC	9.5	9.5	4.7
Total structured finance	71.4	71.4	2.1
Total fixed maturities with credit derivatives	$95.5	$95.5	2.0

Fair Value Hedges
We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.
We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.
The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.
Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

45

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss)				Amount of gain (loss)
	recognized in net income on				recognized in net income on
	derivatives for the year			Hedged items in fair	related hedged item for the year ended
Derivatives in fair value	ended December 31, (1)			fair value hedging	December 31, (1)
hedging relationships	2015	2014	2013	relationships	2015	2014	2013
	(in millions)				(in millions)
				Fixed maturities,
Interest rate contracts	$26.4	$25.4	$139.5	available-for-sale	$(26.1)	$(27.7)	$(133.3)
Interest rate contracts	0.8	2.0	(0.7)	Investment contracts	(0.7)	(1.9)	0.2
Foreign exchange				Fixed maturities,
contracts	3.8	5.5	(0.2)	available-for-sale	(3.8)	(5.4)	0.4
Foreign exchange
contracts	—	0.2	(36.7)	Investment contracts	—	(0.2)	36.5
Total	$31.0	$33.1	$101.9	Total	$(30.6)	$(35.2)	$(96.2)

(1)
The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged Item	2015	2014	2013
	(in millions)
Fixed maturities, available-for-sale (1)	$(72.8)	$(93.0)	$(120.7)
Investment contracts (2)	3.7	4.3	33.2

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.
Cash Flow Hedges
We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.
We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.
The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.
The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 4.5 years. At December 31, 2015, we had $44.1 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income. We reclassified $0.0 million and $0.0 million from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring during the years ended December 31, 2015 and 2014, respectively.

46

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss)				Amount of gain (loss)
		recognized in AOCI on				reclassified from AOCI on
Derivatives in		derivatives (effective portion)			Location of gain (loss)	derivatives (effective portion)
cash flow		for the year ended			reclassified from	for the year ended
hedging	Related	December 31,			AOCI into net income	December 31,
relationships	hedged item	2015	2014	2013	(effective portion)	2015	2014	2013
		(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$33.1	$29.0	$(80.5)	income	$16.8	$13.8	$11.7
Interest rate					Benefits, claims and
contracts	Investment contracts	4.7	2.0	2.5	settlement expenses	—	—	—
Foreign exchange	Fixed maturities,				Net realized capital
contracts	available-for-sale	16.9	68.7	(0.9)	gains (losses)	28.4	(10.2)	(16.7)
Foreign exchange					Benefits, claims and
contracts	Investment contracts	2.4	7.2	5.0	settlement expenses	—	—	—
Total		$57.1	$106.9	$(73.9)	Total	$45.2	$3.6	$(5.0)

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged item	2015	2014	2013
	(in millions)
Fixed maturities, available-for-sale (1)	$6.1	$5.1	$7.7
Investment contracts (2)	(18.3)	(11.1)	(11.0)

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net gain resulting from the ineffective portion of foreign currency contracts in cash flow hedging relationships was $0.0 million, $0.0 million and $0.8 million for the years ended December 31, 2015, 2014 and 2013, respectively.

We expect to reclassify net gains of $6.6 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Derivatives Not Designated as Hedging Instruments

Our use of futures, certain swaptions and swaps, collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

47

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2015	2014	2013
	(in millions)
Interest rate contracts	$74.0	$246.1	$(137.6)
Foreign exchange contracts	(11.2)	(31.4)	6.1
Equity contracts	(50.5)	21.9	(159.4)
Credit contracts	3.5	(34.7)	40.6
Other contracts	(5.7)	(190.2)	148.3
Total	$10.1	$11.7	$(102.0)

7. Closed Block
In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI.

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2015 and 2014, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $88.7 million and $165.2 million as of December 31, 2015 and 2014, respectively.

48

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2015	December 31, 2014
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$4,229.2	$4,366.5
Other policyholder funds	9.2	9.6
Policyholder dividends payable	246.4	259.2
Policyholder dividends obligation	88.7	165.2
Other liabilities	8.2	17.6
Total Closed Block liabilities	4,581.7	4,818.1

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,211.5	2,399.5
Fixed maturities, trading	10.3	11.9
Equity securities, available-for-sale	3.8	3.8
Mortgage loans	899.1	912.1
Policy loans	587.2	610.0
Other investments	81.9	101.1
Total investments	3,793.8	4,038.4
Cash and cash equivalents	88.8	29.2
Accrued investment income	45.3	48.8
Premiums due and other receivables	11.3	13.6
Deferred tax asset	55.2	58.1
Other assets	0.2	—
Total assets designated to the Closed Block	3,994.6	4,188.1
Excess of Closed Block liabilities over assets designated to the Closed Block	587.1	630.0
Amounts included in accumulated other comprehensive income	9.3	18.9
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$596.4	$648.9
Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Revenues
Premiums and other considerations	$325.6	$351.9	$379.9
Net investment income	187.0	201.9	207.7
Net realized capital losses	(0.2)	(2.3)	(12.3)
Total revenues	512.4	551.5	575.3

Expenses
Benefits, claims and settlement expenses	283.2	313.3	320.1
Dividends to policyholders	160.4	173.2	184.4
Operating expenses	3.9	4.3	4.7
Total expenses	447.5	490.8	509.2
Closed Block revenues, net of Closed Block expenses, before income taxes	64.9	60.7	66.1
Income taxes	20.7	19.5	21.1
Closed Block revenues, net of Closed Block expenses and income taxes	44.2	41.2	45.0
Funding adjustment charges	8.3	(4.8)	(6.5)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustment charges	$52.5	$36.4	$38.5

49

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Beginning of year	$648.9	$685.3	$723.8
End of year	596.4	648.9	685.3
Change in maximum future earnings	$(52.5)	$(36.4)	$(38.5)
We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.
8. Deferred Acquisition Costs
Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)

Balance at beginning of year	$2,754.6	$2,848.8	$2,394.7
Cost deferred during the year	356.5	347.4	393.0
Amortized to expense during the year (1)	(251.7)	(348.5)	(170.6)
Adjustment related to unrealized gains on available-for-sale securities and
derivative instruments	197.9	(93.1)	231.7
Balance at end of year	$3,057.3	$2,754.6	$2,848.8
(1) Includes adjustments for revisions to estimated gross profits.
9. Insurance Liabilities
Contractholder Funds
Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

	December 31,
	2015	2014
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$10,147.4	$10,077.7
GICs	10,222.8	10,115.3
Funding agreements	6,863.4	7,338.1
Other investment contracts	996.6	1,008.5
Total liabilities for investment contracts	28,230.2	28,539.6
Universal life and other reserves	4,921.4	4,888.7
Total contractholder funds	$33,151.6	$33,428.3
Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.
Funding agreements include those issued directly to nonqualified institutional investors, as well as under five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

50

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2015 and 2014, $107.5 million and $111.2 million, respectively, of liabilities are outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2015 and 2014, $1,021.0 million and $1,137.1 million, respectively, of liabilities are outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2015 and 2014, $201.4 million and $505.8 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $9.0 billion of funding agreements under a program that was originally established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of December 31, 2015 and 2014, $246.0 million and $549.2 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement‑backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. As of December 31, 2015 and 2014, $3,537.0 million and $3,284.7 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. Similar to the SEC-registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

51

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Future Policy Benefits and Claims

Activity associated with unpaid disability and health claims is summarized as follows:

	December 31,
	2015	2014	2013
	(in millions)

Balance at beginning of year	$1,240.1	$1,144.7	$1,066.0
Incurred:
Current year	810.2	760.5	712.0
Prior years	—	1.2	1.0
Total incurred	810.2	761.7	713.0
Payments:
Current year	484.3	445.5	432.1
Prior years	243.3	220.8	202.2
Total payments	727.6	666.3	634.3
Balance at end of year:
Current year	325.9	315.0	279.9
Prior years	996.8	925.1	864.8
Total balance at end of year	$1,322.7	$1,240.1	$1,144.7

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$51.5	$47.5	$43.4
Reinsurance recoverables for unpaid claims	$325.2	$304.6	$265.8

Incurred liability adjustments relating to prior years, which affected current operations during 2015, 2014 and 2013, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid disability and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid disability and health claims.

10. Debt

Short-Term Debt

As of December 31, 2015 and 2014, we had $108.8 million and $154.5 million, respectively, of outstanding borrowings related to affiliated credit facilities, which consisted of a payable to PFSI, with no assets pledged as support. Interest paid on intercompany debt was $0.4 million, $0.5 million and $0.8 million during 2015, 2014 and 2013, respectively. As of both December 31, 2015 and 2014, we had external short-term credit facilities with various financial institutions in an aggregate amount of $945.0 million. These credit facilities include a $400.0 million 5-year facility that matures in March 2019, with PFG, PFSI and us as co-borrowers, a $300.0 million 364-day facility with us as borrower that matures in March 2015, and a $200.0 million 3-year facility with PFG, PFSI, Principal Financial Services V (UK) LTD and us as the co-borrowers that matures in March 2017. These facilities may be used for general corporate purposes, including commercial paper back-stop. Our commercial paper programs require 100% back-stop support, of which there were no outstanding balances as of December 31, 2015 and 2014.

The weighted‑average interest rate on short-term borrowings as of December 31, 2015 and 2014, was 0.2% and 0.1%, respectively.

52

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
Long-Term Debt

The components of long-term debt were as follows:

	December 31,
	2015	2014
	(in millions)

Non-recourse mortgages and notes payable	$42.8	$82.3
Total long-term debt	$42.8	$82.3

The amounts included above are net of the discount and premium associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.
On March 10, 1994, we issued $100.0 million of surplus notes due March 1, 2044, at an 8% annual interest rate. None of our affiliates held any portion of the notes. Each payment of interest and principal on the notes, however, could be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) and only to the extent that we had sufficient surplus earnings to make such payments. On March 1, 2014, we redeemed the surplus notes in whole at a redemption price equal to 102.3% of par, which was approved by the Commissioner.

The non-recourse mortgages, other mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2015, ranged from $1.7 million to $41.1 million per development with interest rates being variable. Outstanding principal balances as of December 31, 2014, ranged from $1.7 million to $32.6 million per development with interest rates being variable. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $79.5 million and $155.6 million as of December 31, 2015 and 2014, respectively.
At December 31, 2015, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
2016	$42.8
2017	—
2018	—
2019	—
2020	—
Thereafter	—
Total future maturities of the long-term debt	$42.8

53

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

11. Income Taxes
Income Tax Expense
Our income tax expense was as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Current income taxes (benefits):
U.S. federal	$266.2	$218.8	$98.2
State	9.3	6.0	4.9
Foreign	0.7	4.9	17.9
Tax benefit of operating loss carryforward	(42.3)	(161.4)	(130.4)
Total current income taxes (benefits)	233.9	68.3	(9.4)
Deferred income taxes:
U.S. federal	46.4	172.7	181.3
State	1.6	2.0	1.3
Total deferred income taxes	48.0	174.7	182.6
Total income taxes	$281.9	$243.0	$173.2
Effective Income Tax Rate
Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2015	2014	2013
U.S. corporate income tax rate	35%	35%	35%
Dividends received deduction	(13)	(12)	(13)
Interest exclusion from taxable income	(2)	(2)	(2)
Tax credits	(2)	(2)	—
Impact of court ruling on some uncertain tax positions	4	—	—
Other	1	1	—
Effective income tax rate	23%	20%	20%
Unrecognized Tax Benefits
A summary of the changes in unrecognized tax benefits follows.

	For the year ended December 31,
	2015	2014
	(in millions)
Balance at beginning of period	$168.5	$106.0
Additions based on tax positions related to the current year	12.8	12.1
Additions for tax positions of prior years	45.2	58.8
Reductions for tax positions related to the current year	(8.7)	(8.4)
Reductions for tax positions of prior years	(2.6)	—
Balance at end of period (1)	$215.2	$168.5
(1) Of this amount, $75.7 million, if recognized, would reduce the 2015 effective income tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses.

As of December 31, 2015 and 2014, we had recognized $137.9 million and $100.4 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively.

54

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Net Deferred Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our net deferred income taxes were as follows:

	December 31,
	2015	2014
	(in millions)
Deferred income tax assets:
Insurance liabilities	$109.6	$390.8
Investments, including derivatives	354.2	380.6
Net operating loss carryforwards	0.5	42.8
Tax credit carryforwards	158.5	71.6
Employee benefits	158.4	147.3
Foreign currency translation	123.4	61.8
Total deferred income tax assets	904.6	1,094.9
Deferred income tax liabilities:
Deferred acquisition costs	(831.0)	(728.3)
Investments, including derivatives	(355.3)	(374.2)
Net unrealized gains on available-for-sale securities	(373.0)	(901.0)
Real estate	(122.1)	(132.7)
Intangible assets	(16.4)	(22.4)
Other deferred income tax liabilities	(99.6)	(19.1)
Total deferred income tax liabilities	(1,797.4)	(2,177.7)
Total net deferred income tax liabilities	$(892.8)	$(1,082.8)
Net deferred income taxes by jurisdiction were as follows:

	December 31,
	2015	2014
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(887.3)	$(1,078.8)
State	(5.5)	(4.0)
Total net deferred income tax liabilities	$(892.8)	$(1,082.8)
In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2015 and 2014, we have tax credit carryforwards for U.S. federal income tax purposes of $158.5 million and $71.6 million, respectively. Alternative minimum, foreign and general business tax credit carryovers were generated during the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined our consolidated U.S. federal income tax return beginning in 2012 and 2013. Some of these tax credit carryforwards will expire in 2023 while others never expire. As of December 31, 2015, all accumulated U.S. federal tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.
As of December 31, 2015 and 2014, domestic state net operating loss carryforwards were $9.4 million and $11.8 million, respectively, and will expire between 2015 and 2034. We maintain valuation allowances by jurisdiction against the deferred income tax assets related to certain of these carryforwards, as utilization of these income tax benefits fail the more likely than not criteria in certain jurisdictions. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax assets that are more likely than not to be realized. As of December 31, 2015, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

55

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Other Tax Information

The Internal Revenue Service (“IRS”) has completed examination of the consolidated U.S. federal income tax returns for years prior to 2009. We are contesting certain issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. We believe there is a reasonable possibility this litigation can be resolved within the next twelve months. As of December 31, 2015 and 2014, we had $232.1 million and $300.7 million, respectively, of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position.

We filed claims for refund for tax years 2006 through 2008 in 2015. The IRS commenced audit of our U.S. federal income tax return for 2009 in the fourth quarter of 2011, 2010 in the first quarter of 2012, 2011 in the first quarter of 2013, and 2012 in the third quarter of 2015. We do not expect the results of these audits or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

The U.S. Court of Federal Claims denied cross-motions for partial summary judgment on February 4, 2015, and ordered a trial on the previously taxed income issue in the case of Principal Life Insurance Company and Subsidiaries v. the United States. Previously, in the same case, on May 9, 2014, the court ruled against our tax treatment of transactions involving the purchase and sale of principal-only certificates. These recent events caused the re-evaluation of all our pending uncertain tax positions, which resulted in a $30.3 million reduction in net income in the first quarter of 2015 and a $47.5 million reduction in net income in the second quarter of 2014. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues from tax years 1995-2003 or those that might arise in tax years subsequent to 2003 to have a material impact on our net income. We do not believe there is a reasonable possibility the total amount of uncertain tax benefits will significantly increase or decrease in the next twelve months.

12. Employee and Agent Benefits

We participate in postretirement benefit plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, PFG ("affiliated companies"). Actuarial information regarding the status of the postretirement benefit plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies for plans we sponsor and we reimburse PFG for plans it sponsors. The reimbursement is not reflected in our employee and agent benefits disclosures.

Prior to November 2014, we sponsored defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. The policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. The funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. The funding policy for the nonqualified benefit plan is to fund the plan in the years that the employees are providing service, taking into account the funded status of the trust. While assets are designated to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP. Effective November 2014, PFG became the sponsor of these plans. We continue to reflect pension expense through our expense allocation agreement with PFG. In connection with the change in sponsorship, PFG assumed the pension plan liability from us.

56

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

We provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, who retired on or after January 1, 2011, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.
Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service, taking into account the funded status of the trust.
Obligations and Funded Status
The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position, was as follows:

			Other postretirement
	Pension benefits		benefits
	December 31,		December 31,
	2015	2014	2015	2014
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$—	$(2,440.2)	$(169.7)	$(140.6)
Service cost	—	(45.0)	(2.0)	(1.4)
Interest cost	—	(97.6)	(6.6)	(6.6)
Actuarial gain	—	—	(2.7)	(26.0)
Participant contribution	—	—	(6.4)	(6.6)
Benefits paid	—	69.5	12.7	12.2
Plan transfer due to change in sponsorship	—	2,513.3	—	—
Other	—	—	9.0	(0.7)
Benefit obligation at end of year	$—	$—	$(165.7)	$(169.7)

Change in plan assets
Fair value of plan assets at beginning of year	$—	$1,925.6	$639.7	$613.0
Actual return on plan assets	—	110.0	(6.9)	31.9
Employer contribution	—	116.4	0.5	0.4
Participant contributions	—	—	6.4	6.6
Benefits paid	—	(69.5)	(12.7)	(12.2)
Plan transfer due to change in sponsorship	—	(2,082.5)	—	—
Fair value of plan assets at end of year	$—	$—	$627.0	$639.7

Amount recognized in statement of financial position
Other assets	$—	$—	$461.9	$470.7
Other liabilities	—	—	(0.6)	(0.7)
Total	$—	$—	$461.3	$470.0

Amount recognized in accumulated other comprehensive
income
Total net actuarial gain	$—	$—	$(8.6)	$(53.0)
Prior service benefit	—	—	(33.0)	(35.9)
Pre-tax accumulated other comprehensive income	$—	$—	$(41.6)	$(88.9)

57

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Other Postretirement Plan Changes and Plan Gains/Losses

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Medicare Modernization Act”) provides a prescription drug benefit under Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree medical benefit plans. During each of the years ended December 31, 2015, 2014 and 2013, the Medicare subsidies we received and accrued for were $0.7 million, $0.7 million and $0.8 million, respectively.

Effective January 1, 2016, post-65 medical coverage for employees who retired from January 1, 1992, to December 31, 2010, will transition from a traditional medical plan to a stipend health reimbursement arrangement. This plan change reduced our accumulated postretirement benefit obligation by $15.5 million as of December 31, 2015. Offsetting this reduction is an adjustment in accumulated postretirement benefit obligation (recognized in fourth quarter 2015 expense) of $5.8 million related to dental plan benefits.

An actuarial loss occurred during 2015 for the other postretirement benefit plans. This was primarily due to a greater than expected increase in claim costs and a longer trend rate for participants under age 65. An actuarial loss occurred during 2014 for the other postretirement benefit plans. This was due to a decrease in the discount rate, a change in the mortality assumption, a lower than expected increase in the medical premium equivalents for participants over age 65 and a greater than expected increase in the claim costs for participants under age 65.

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2015	2014
	(in millions)
Accumulated postretirement benefit obligation	$1.3	$1.5
Fair value of plan assets	0.7	0.8

Components of Net Periodic Benefit Cost

	Pension benefits			Other postretirement benefits
	For the year ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service cost	$—	$45.0	$57.1	$2.0	$1.4	$1.0
Interest cost	—	97.6	103.8	6.6	6.6	5.7
Expected return on plan assets	—	(110.0)	(127.4)	(34.0)	(32.6)	(28.8)
Amortization of prior service benefit	—	(3.9)	(8.7)	(18.4)	(20.3)	(25.9)
Recognized net actuarial (gain) loss	—	42.1	118.5	(0.8)	(3.4)	1.0
Other	—	—	—	5.8	—	—
Net periodic benefit cost (income)	$—	$70.8	$143.3	$(38.8)	$(48.3)	$(47.0)

58

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

			Other postretirement
	Pension benefits		benefits
	For the year ended December 31,
	2015	2014	2015	2014
	(in millions)
Other changes recognized in accumulated other comprehensive
(income) loss
Net actuarial loss	$—	$—	$43.6	$26.7
Amortization of gain (loss)	—	(42.1)	0.8	3.4
Amortization of prior service benefit	—	3.9	18.4	20.3
Plan changes	—	—	(15.5)	—
Total recognized in pre-tax accumulated other comprehensive (income) loss	$—	$(38.2)	$47.3	$50.4
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive loss	$—	$32.6	$8.5	$2.1
In connection with the pension plan sponsorship change, at December 31, 2014, we transferred $341.1 of pre-tax accumulated other comprehensive loss to PFG.
Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2016 fiscal year are $0.2 million and $(20.3) million, respectively.
Assumptions
Weighted‑average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

	Other postretirement
	benefits
	For the year ended December 31,
	2015	2014
Discount rate	4.15%	4.00%
Rate of compensation increase	4.82%	4.82%

Weighted average assumptions used to determine net periodic benefit cost

	Pension benefits
	For the year ended December 31,
	2015	2014	2013
Discount rate	NA	4.90%	4.00%
Expected long-term return on plan assets	NA	6.75%	7.50%
Rate of compensation increase
Cash balance benefit	NA	5.29%	5.29%
Traditional benefit	NA	3.06%	3.06%

	Other postretirement benefits
	For the year ended December 31,
	2015	2014	2013
Discount rate	4.00%	4.90%	4.00%
Expected long-term return on plan assets	5.36%	5.36%	5.62%
Rate of compensation increase	4.82%	4.83%	4.83%

59

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 5.36% expected long-term return on plan assets for 2015 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 5.4%, 5.0% and 5.85%, respectively.

Assumed Health Care Cost Trend Rates

	December 31,
	2015	2014
Health care cost trend rate assumed for next year under age 65	7.0%	7.0%
Health care cost trend rate assumed for next year age 65 and over	6.0%	6.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate (under age 65)	2023	2019
Year that the rate reaches the ultimate trend rate (65 and older)	2021	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease
	(in millions)
Effect on total of service cost and interest cost components	$0.6	$(0.5)
Effect on accumulated postretirement benefit obligation	(7.1)	6.5

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•
Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds and exchange traded equity securities.

•
Level 2 - Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds.

•	Level 3 - Fair values are based on significant unobservable inputs for the asset. Our Level 3 assets include our general account investment.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of our general account investment is the amount the plan would receive if withdrawing funds from this participating contract. The amount that would be received is calculated using a cash-out factor based on an associated pool of general account fixed income securities. The cash-out factor is a ratio of the asset investment value of these securities to asset book value. As the investment values change, the cash-out factor is adjusted, impacting the amount the plan receives at measurement date. To determine investment value for each category of assets, we project cash flows. This is done using contractual provisions for the assets, with adjustment for expected prepayments and call provisions. Projected cash flows are discounted to present value for each asset category. Interest rates for discounting are based on current rates on similar new assets in the general account based on asset strategy.

60

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date is as follows:

	December 31, 2015
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$5.9	$5.9	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	181.7	173.2	8.5	—
PLIC general account investment (2)	33.5	—	—	33.5
U.S. equity portfolios (3)	339.6	278.8	60.8	—
International equity portfolios (4)	66.3	54.4	11.9	—
Total	$627.0	$512.3	$81.2	$33.5

	December 31, 2014
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$5.5	$5.5	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	164.4	161.1	3.3	—
PLIC general account investment (2)	36.3	—	—	36.3
U.S. equity portfolios (3)	375.6	311.0	64.6	—
International equity portfolios (4)	57.9	44.5	13.4	—
Total	$639.7	$522.1	$81.3	$36.3

(1)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)	The general account is invested in various fixed income securities.

(3)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(4)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.
As of December 31, 2015 and 2014, respectively, $81.2 million and $81.3 million of assets in the U.S. equity and international equity portfolios were included in a trust owned life insurance contract.

61

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2015
Actual return gains (losses)
	Beginning	on plan assets					Ending
	asset	Relating to		Net			asset
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2014	date	period	settlements	Level 3	Level 3	2015
(in millions)
Asset category
PLIC general account
investment	$36.3	$0.2	$—	$(3.0)	$—	$—	$33.5

For the year ended December 31, 2014
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2013	date	period	settlements	Level 3	Level 3	2014
(in millions)
Asset category
PLIC general account
investment	$38.8	$0.8	$—	$(3.3)	$—	$—	$36.3

For the year ended December 31, 2013
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2012	date	period	settlements	Level 3	Level 3	2013
(in millions)
Asset category
PLIC general account
investment	$42.1	$1.1	$—	$(4.4)	$—	$—	$38.8

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset Category	Target allocation
U.S. equity portfolios	45%
International equity portfolios	30%
Fixed income security portfolios	25%

62

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service, and the expected amount of subsidy receipts under Medicare Part D are:

	Other postretirement
	benefits (gross benefit
	payments, including	Amount of Medicare
	prescription drug benefits)	Part D subsidy receipts
	(in millions)
Year ending December 31:
2016	$14.3	$0.2
2017	14.4	0.1
2018	14.5	0.2
2019	14.9	0.1
2020	15.2	0.1
2021-2025	83.9	0.4
The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2015.
The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and nonqualified plans.

	For the year ended December 31,
	2015			2014
	Qualified	Nonqualified		Qualified	Nonqualified
	Plan	Plan	Total	Plan	Plan	Total
	(in millions)
Components of net periodic benefit cost
Service cost	$—	$—	$—	$39.0	$6.0	$45.0
Interest cost	—	—	—	82.6	15.0	97.6
Expected return on plan assets	—	—	—	(110.0)	—	(110.0)
Amortization of prior service benefit	—	—	—	(2.6)	(1.3)	(3.9)
Recognized net actuarial loss	—	—	—	35.8	6.3	42.1
Net periodic benefit cost	$—	$—	$—	$44.8	$26.0	$70.8

Other changes recognized in accumulated other
comprehensive (income) loss
Amortization of net loss	$—	$—	$—	$(35.8)	$(6.3)	$(42.1)
Amortization of prior service benefit	—	—	—	2.6	1.3	3.9
Total recognized in pre-tax accumulated other
comprehensive income	$—	$—	$—	$(33.2)	$(5.0)	$(38.2)
Total recognized in net periodic benefit cost and pre-
tax accumulated other comprehensive loss	$—	$—	$—	$11.6	$21.0	$32.6
We have defined contribution plans that are generally available to all U.S. employees and agents. Eligible participants could not contribute more than $18,000 of their compensation to the plans in 2015. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We match the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum matching contribution of 3% of the participant's

63

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
compensation. For all other participants, we match the participant's contributions at a 75% contribution rate up to a maximum matching contribution of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG’s common stock. We contributed $45.7 million, $41.7 million and $39.8 million in 2015, 2014 and 2013, respectively, to our qualified defined contribution plans.

We also have nonqualified deferred compensation plans available to select employees and agents that allow them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. In 2015, we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $4.5 million, $4.1 million and $5.0 million in 2015, 2014 and 2013, respectively, to our nonqualified deferred compensation plans.

13. Contingencies, Guarantees and Indemnifications

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services; individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the United States Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act ("ERISA") and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

On March 18, 2014, McCaffree Financial Corp. Employee Retirement Program (“McCaffree”) filed a putative class action lawsuit in the United States District Court for the Southern District of Iowa against us. The complaint alleged, among other things, breach of duty of loyalty, breach of duty of prudence and prohibited transactions under ERISA. McCaffree seeks a nationwide class action on behalf of all participants and beneficiaries of defined contribution retirement plans that invested in any Principal Separate Account in the last six years. McCaffree seeks disgorgement of all fees it alleges we improperly retained in addition to other general claims for relief. We filed a motion to dismiss the case and on December 11, 2014, the court granted the motion. On January 8, 2016, the Eighth Circuit Court of Appeals affirmed the district court’s decision dismissing the complaint against us. We will continue to aggressively defend the case.

On August 29, 2013, American Chemicals & Equipment, Inc. 401(k) Retirement Plan (“ACE”) filed a lawsuit in the United States District Court for the Northern District of Alabama against Principal Management Corporation and Principal Global Investors, LLC (the “ACE Defendants”). The lawsuit alleges the ACE Defendants breached their fiduciary duty under Section 36(b) of the Investment Company Act by charging excessive fees on certain of the LifeTime series target date funds. On January 24, 2014, the court granted the motion filed by the ACE Defendants to transfer the case to the Southern District of Iowa. The case is set for trial on April 11, 2016. The ACE Defendants continue to aggressively defend the lawsuit.

64

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

In 2008, we received approximately $440.0 million in connection with the termination of certain structured transactions and the resulting prepayment of our investment in those transactions. The transactions involved Lehman Brothers Special Financing Inc. and Lehman Brothers Holdings Inc. (collectively, “Lehman”) in various capacities. Subsequent to Lehman’s 2008 bankruptcy filing, its bankruptcy estate initiated several lawsuits seeking to recover from numerous sources significant amounts to which it claims entitlement under various theories. We are one of a large group of defendants to this action, and believe that we have meritorious defenses to Lehman’s claims and intend to aggressively defend against them. The estate’s claim against us, including interest through November 2014 (which we also dispute), was approximately $550.0 million.
While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe that any such matter will have a material adverse effect on our business or financial position. As of December 31, 2015, there were no estimated losses accrued related to the legal matters discussed above because we believe the loss from these matters is not probable and cannot be reasonably estimated.
We believe all of the litigation contingencies discussed above involve a chance of loss that is either remote or reasonably possible. Unless otherwise noted, all of these matters involve unspecified claim amounts, in which the respective plaintiffs seek an indeterminate amount of damages. To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith.
The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2015.
Guarantees and Indemnifications
In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plan and to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2015, was approximately $282.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.
We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.
Guaranty Funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2015 and 2014, the liability balance for guaranty fund assessments, which is not discounted, was $15.1 million and $16.8 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2015 and 2014, $5.7 million and $7.1 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

65

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Operating Leases
As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2015, 2014 and 2013 was $29.5 million, $29.5 million and $26.4 million, respectively.
The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2016	$34.9
2017	30.5
2018	22.5
2019	15.5
2020	11.8
2021 and thereafter	37.7
Total operating lease obligations	152.9
Less: Future sublease rental income on noncancelable leases	4.1
Total future minimum lease payments	$148.8

Capital Leases
We lease buildings and hardware storage equipment under capital leases. As of December 31, 2015 and 2014, these leases had a gross asset balance of $57.8 million and $54.5 million and accumulated depreciation of $28.1 million and $17.0 million, respectively. Depreciation expense for the years ended December 31, 2015, 2014 and 2013 was $11.8 million, $11.8 million and $9.3 million, respectively.
The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2016	$5.7
2017	2.8
2018	0.8
2019	—
2020	—
2021 and thereafter	—
Total	9.3
Less: Amounts representing interest	0.3
Net present value of minimum lease payments	$9.0

66

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

14. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2015
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(1,552.7)	$544.0	$(1,008.7)
Reclassification adjustment for losses included in net income (1)	16.7	(5.8)	10.9
Adjustments for assumed changes in amortization patterns	201.2	(70.4)	130.8
Adjustments for assumed changes in policyholder liabilities	645.2	(225.9)	419.3
Net unrealized losses on available-for-sale securities	(689.6)	241.9	(447.7)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	29.2	(10.3)	18.9
Adjustments for assumed changes in amortization patterns	(0.9)	0.3	(0.6)
Adjustments for assumed changes in policyholder liabilities	0.7	(0.2)	0.5
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	29.0	(10.2)	18.8

Net unrealized gains on derivative instruments during the period	58.4	(20.4)	38.0
Reclassification adjustment for gains included in net income (3)	(45.2)	15.9	(29.3)
Adjustments for assumed changes in amortization patterns	19.5	(6.9)	12.6
Adjustments for assumed changes in policyholder liabilities	(10.8)	3.8	(7.0)
Net unrealized gains on derivative instruments	21.9	(7.6)	14.3

Foreign currency translation adjustment	—	(0.1)	(0.1)

Unrecognized postretirement benefit obligation during the period	(28.2)	9.9	(18.3)
Amortization of prior service benefit and actuarial gain included in
net periodic benefit cost (4)	(19.2)	6.7	(12.5)
Net unrecognized postretirement benefit obligation	(47.4)	16.6	(30.8)

Other comprehensive loss	$(686.1)	$240.6	$(445.5)

67

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2014
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$884.2	$(309.9)	$574.3
Reclassification adjustment for gains included in net income (1)	(66.2)	23.1	(43.1)
Adjustments for assumed changes in amortization patterns	(63.4)	22.2	(41.2)
Adjustments for assumed changes in policyholder liabilities	(352.3)	123.5	(228.8)
Net unrealized gains on available-for-sale securities	402.3	(141.1)	261.2

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	102.2	(35.8)	66.4
Adjustments for assumed changes in amortization patterns	(4.7)	1.7	(3.0)
Adjustments for assumed changes in policyholder liabilities	(2.2)	0.7	(1.5)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	95.3	(33.4)	61.9

Net unrealized gains on derivative instruments during the period	100.3	(35.1)	65.2
Reclassification adjustment for gains included in net income (3)	(3.6)	1.2	(2.4)
Adjustments for assumed changes in amortization patterns	(12.8)	4.5	(8.3)
Adjustments for assumed changes in policyholder liabilities	3.2	(1.1)	2.1
Net unrealized gains on derivative instruments	87.1	(30.5)	56.6

Foreign currency translation adjustment	(5.3)	1.6	(3.7)

Unrecognized postretirement benefit obligation during the period	(26.7)	9.3	(17.4)
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	14.5	(5.1)	9.4
Net unrecognized postretirement benefit obligation	(12.2)	4.2	(8.0)

Other comprehensive income	$567.2	$(199.2)	$368.0

68

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2013
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(1,520.2)	$533.0	$(987.2)
Reclassification adjustment for losses included in net income (1)	59.6	(20.8)	38.8
Adjustments for assumed changes in amortization patterns	252.8	(88.5)	164.3
Adjustments for assumed changes in policyholder liabilities	471.8	(165.4)	306.4
Net unrealized losses on available-for-sale securities	(736.0)	258.3	(477.7)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	22.0	(7.6)	14.4
Adjustments for assumed changes in amortization patterns	(14.4)	5.1	(9.3)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	7.6	(2.5)	5.1

Net unrealized losses on derivative instruments during the period	(46.3)	16.2	(30.1)
Reclassification adjustment for losses included in net income (3)	5.0	(1.8)	3.2
Adjustments for assumed changes in amortization patterns	10.9	(3.8)	7.1
Adjustments for assumed changes in policyholder liabilities	20.5	(7.2)	13.3
Net unrealized losses on derivative instruments	(9.9)	3.4	(6.5)

Foreign currency translation adjustment	1.6	(1.6)	—

Unrecognized postretirement benefit obligation during the period	426.7	(149.3)	277.4
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	84.9	(29.7)	55.2
Net unrecognized postretirement benefit obligation	511.6	(179.0)	332.6

Other comprehensive loss	$(225.1)	$78.6	$(146.5)

(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 6, Derivative Financial Instruments - Cash Flow Hedges, for further details.
(4) Pre-tax amortization of prior service cost and actuarial loss included in net periodic benefit cost, which is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, is reported in operating expenses on the consolidated statements of operations. See Note 12, Employee and Agent Benefits - Components of Net Periodic Benefit Cost, for further details.

69

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income
	(in millions)
Balances at January 1, 2013	$1,274.0	$(171.9)	$27.1	$1.9	$(488.5)	$642.6
Other comprehensive loss
during the period, net of
adjustments	(516.5)	—	(9.7)	(0.4)	277.4	(249.2)
Amounts reclassified from AOCI	38.8	5.1	3.2	—	55.2	102.3
Other comprehensive loss	(477.7)	5.1	(6.5)	(0.4)	332.6	(146.9)
Balances at December 31, 2013	796.3	(166.8)	20.6	1.5	(155.9)	495.7
Other comprehensive income
during the period, net of
adjustments	304.3	—	59.0	(2.4)	(17.4)	343.5
Amounts reclassified from AOCI	(43.1)	61.9	(2.4)	—	9.4	25.8
Other comprehensive income	261.2	61.9	56.6	(2.4)	(8.0)	369.3
Pension plan transfer due to
change in sponsorship	—	—	—	—	221.7	221.7
Balances at December 31, 2014	1,057.5	(104.9)	77.2	(0.9)	57.8	1,086.7
Other comprehensive loss
during the period, net of
adjustments	(458.6)	—	43.6	—	(18.3)	(433.3)
Amounts reclassified from AOCI	10.9	18.8	(29.3)	—	(12.5)	(12.1)
Other comprehensive loss	(447.7)	18.8	14.3	—	(30.8)	(445.4)
Balances at December 31, 2015	$609.8	$(86.1)	$91.5	$(0.9)	$27.0	$641.3
Noncontrolling Interest

Interests held by unaffiliated parties in consolidated entities are reflected in noncontrolling interest, which represents the noncontrolling partners’ share of the underlying net assets of our consolidated subsidiaries. Noncontrolling interest that is not redeemable is reported in the equity section of the consolidated statements of financial position.

The noncontrolling interest holders in certain of our consolidated entities maintain an equity interest that is redeemable at the option of the holder, which may be exercised on varying dates. Since redemption of the noncontrolling interest is outside of our control, this interest is presented on the consolidated statements of financial position line item titled “Redeemable noncontrolling interest.” If the interest were to be redeemed, we would be required to purchase such interest at a redemption value based on fair value or a formula that management intended to reasonably approximate fair value based on a fixed multiple of earnings over a measurement period. As such, the carrying value of the redeemable noncontrolling interest is compared to the redemption value at each reporting period. Any adjustments to the carrying amount of the redeemable noncontrolling interest for changes in redemption value prior to exercise of the redemption option are determined after the attribution of net income or loss of the subsidiary and are recognized in the redemption value as they occur. Adjustments to the carrying value of redeemable noncontrolling interest result in adjustments to additional paid-in capital and/or retained earnings. Adjustments are recorded in retained earnings to the extent the redemption value of the redeemable noncontrolling interest exceeds its fair value. All other adjustments to the redeemable noncontrolling interest are recorded in additional paid-in capital.

70

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Following is a reconciliation of the changes in the redeemable noncontrolling interest (in millions):

Balance at January 1, 2013	$23.2
Net income attributable to redeemable noncontrolling interest	13.6
Reclassification from stockholder's equity (1)	166.7
Distributions to redeemable noncontrolling interest	(13.0)
Change in redemption value of redeemable noncontrolling interest	17.8
Foreign currency translation adjustment	0.4
Balance at December 31, 2013	208.7
Net income attributable to redeemable noncontrolling interest	9.7
Distributions to redeemable noncontrolling interest	(14.9)
Purchase of subsidiary shares from redeemable noncontrolling interest (2)	(215.7)
Change in redemption value of redeemable noncontrolling interest	34.6
Foreign currency translation adjustment	(1.3)
Balance at December 31, 2014	21.1
Net income attributable to redeemable noncontrolling interest	0.8
Distributions to redeemable noncontrolling interest	(1.0)
Purchase of subsidiary shares from redeemable noncontrolling interest	(1.7)
Transfer to affiliate (3)	(19.1)
Foreign currency translation adjustment	(0.1)
Balance at December 31, 2015	$—

(1)
During the third quarter of 2013, we identified a classification error of certain of our noncontrolling interests. The classification error had no impact on net income. We evaluated the classification error based on qualitative and quantitative factors in accordance with SEC Staff Accounting Bulletins 99 and 108 and concluded the impact was not material in the current or any prior quarterly or annual periods presented. During the third quarter of 2013, we recorded a $166.7 million increase to redeemable noncontrolling interest and a corresponding decrease to stockholder’s equity.

(2) During the third quarter of 2014 we increased our ownership stake in Columbus Circle Investors.
(3) See Note 2, Related Party Transactions, for additional information.

Dividend Limitations
Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. In general, the current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2015 statutory results, we could pay approximately $937.0 million in stockholder dividends in 2016 without exceeding the statutory limitation.

15. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

71

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•
Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•
Level 2 - Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, derivatives and other investments for which public quotations are not available but that are priced by third-party pricing services or internal models using substantially all observable inputs. Our level 2 assets also include commercial mortgage loan investments of consolidated VIEs for which the fair value option was elected.

•
Level 3 - Fair values are based on at least one significant unobservable input for the asset or liability. Our Level 3 assets and liabilities include certain assets and liabilities priced using broker quotes or other valuation methods that utilize at least one significant unobservable input. These include fixed maturities, private equity securities, real estate and commercial mortgage loan investments of our separate accounts, obligations of consolidated VIEs for which the fair value option was elected, complex derivatives, embedded derivatives and equity method real estate investments for which the fair value option was elected.

Determination of Fair Value
The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair values of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.
Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. Beginning in 2015 a measurement alternative is used for CCFEs utilizing the more observable of the fair value of the financial assets or the financial liabilities for both the financial assets and financial liabilities. We did not make any other significant changes to our valuation processes during 2015.
Fixed Maturities
Fixed maturities include bonds, redeemable preferred stock, ABS and certain nonredeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.
When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds where quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.

72

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized, which are reflected in Level 3 and can include fixed maturities across all asset classes. As of December 31, 2015, less than 1% of our fixed maturities were valued using internal pricing models, which were classified as Level 3 assets accordingly.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.
Equity Securities
Equity securities include mutual funds, common stock and nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the net asset value (“NAV”), which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.
Derivatives
The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily such that their fair value is not reflected in the consolidated statements of financial position. The fair values of derivative instruments cleared through centralized clearinghouses are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap curve in their valuation. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices, and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves, and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.
Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral equal to the difference in the daily market values of those contracts that eliminates the non-performance risk on these trades.

73

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have a limited number of complex inflation-linked interest rate swaps, interest rate collars and swaptions that are valued using broker quotes. These are reflected in Level 3.
Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.
Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.
Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3. In addition, we have a limited number of total return swaps that are valued based on the observable quoted price of underlying equity indices. These are reflected in Level 2.
Other Investments
Other investments reported at fair value include seed money investments, other investment funds, commercial mortgage loans of consolidated VIEs and equity method real estate investments for which the fair value option was elected.
The fair value of seed money and other investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we feel we would be able to initiate a transaction. Seed money investments in mutual funds for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Seed money investments in mutual funds that do not have a quoted price in an active market and other investment funds, which are relatively illiquid due to restrictions on sale, are reflected in Level 2.
Commercial mortgage loans of consolidated VIEs valued using the measurement alternative for CCFEs are reflected in Level 2. These investments are based on the more observable fair value of the liabilities of the consolidated VIEs.
Prior to 2015, commercial mortgage loans of consolidated VIEs for which the fair value option was elected were reflected in Level 3. The fair value of the commercial mortgage loans was computed utilizing a discount rate based on the current market. The market discount rate was then adjusted based on various factors that differentiate it from our pool of loans. Equity method real estate investments for which the fair value option was elected are reflected in Level 3. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.
Cash and Cash Equivalents
Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of less than three months. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.
Separate Account Assets
Separate account assets include equity securities, debt securities and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

74

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Investment Contracts

Certain annuity contracts and other investment contracts include embedded derivatives that have been bifurcated from the host contract and that are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using stochastic models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own non-performance risk for investment contracts and any embedded derivatives bifurcated from certain annuity and investment contracts is based on the current market credit spreads for debt-like instruments that we have issued and are available in the market.

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Additionally, obligations of consolidated VIEs for which the fair value option was elected are included in other liabilities. The VIEs’ obligations are valued either based on prices obtained from third party pricing vendors which are reflected in Level 2, or internal pricing models, which are reflected in Level 3.

75

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

	December 31, 2015
	Assets/
	(liabilities)	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,438.7	$919.8	$518.9	$—
Non-U.S. governments	424.0	—	384.5	39.5
States and political subdivisions	4,664.3	—	4,664.3	—
Corporate	28,275.1	38.0	28,080.8	156.3
Residential mortgage-backed securities	2,614.2	—	2,614.2	—
Commercial mortgage-backed securities	3,850.0	—	3,845.2	4.8
Collateralized debt obligations	663.6	—	600.1	63.5
Other debt obligations	4,533.5	—	4,526.0	7.5
Total fixed maturities, available-for-sale	46,463.4	957.8	45,234.0	271.6
Fixed maturities, trading	538.8	199.2	204.1	135.5
Equity securities, available-for-sale	101.8	62.2	35.5	4.1
Equity securities, trading	204.4	2.7	201.7	—
Derivative assets (1)	656.5	—	609.8	46.7
Other investments (2)	141.5	16.5	89.9	35.1
Cash equivalents (3)	948.9	—	948.9	—
Sub-total excluding separate account assets	49,055.3	1,238.4	47,323.9	493.0

Separate account assets	94,762.8	72,096.2	15,775.1	6,891.5
Total assets	$143,818.1	$73,334.6	$63,099.0	$7,384.5

Liabilities
Investment contracts (4)	$(151.1)	$—	$—	$(151.1)
Derivative liabilities (1)	(729.0)	—	(678.5)	(50.5)
Other liabilities (4)	(298.4)	—	(230.3)	(68.1)
Total liabilities	$(1,178.5)	$—	$(908.8)	$(269.7)

Net assets	$142,639.6	$73,334.6	$62,190.2	$7,114.8

76

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
	Assets/
	(liabilities)	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,110.7	$709.4	$401.3	$—
Non-U.S. governments	446.6	—	436.3	10.3
States and political subdivisions	4,176.2	—	4,176.2	—
Corporate	28,914.7	40.2	28,685.9	188.6
Residential mortgage-backed securities	2,805.2	—	2,805.2	—
Commercial mortgage-backed securities	3,975.5	—	3,975.5	—
Collateralized debt obligations	504.1	—	439.9	64.2
Other debt obligations	4,616.4	—	4,552.7	63.7
Total fixed maturities, available-for-sale	46,549.4	749.6	45,473.0	326.8
Fixed maturities, trading	400.3	—	260.6	139.7
Equity securities, available-for-sale	108.9	53.4	51.4	4.1
Equity securities, trading	191.6	2.0	189.6	—
Derivative assets (1)	650.8	—	597.1	53.7
Other investments (2)	239.6	—	112.4	127.2
Cash equivalents (3)	284.5	—	284.5	—
Sub-total excluding separate account assets	48,425.1	805.0	46,968.6	651.5

Separate account assets	94,328.4	73,181.4	15,289.5	5,857.5
Total assets	$142,753.5	$73,986.4	$62,258.1	$6,509.0

Liabilities
Investment contracts (4)	$(155.9)	$—	$—	$(155.9)
Derivative liabilities (1)	(763.8)	—	(728.3)	(35.5)
Other liabilities (4)	(310.1)	—	(243.8)	(66.3)
Total liabilities	$(1,229.8)	$—	$(972.1)	$(257.7)

Net assets	$141,523.7	$73,986.4	$61,286.0	$6,251.3

(1) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments. Our derivatives are primarily Level 2, with the exception of certain credit default swaps and other swaps that are Level 3.
(2) Primarily includes seed money investments, other investment funds, commercial mortgage loans of consolidated VIEs and equity method investments reported at fair value.
(3) Includes money market instruments and short-term investments with a maturity date of three months or less when purchased.
(4) Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. Other liabilities also include obligations of consolidated VIEs reported at fair value.

77

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are summarized as follows:

	For the year ended December 31, 2015
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2014	(1)	income	(4)	Level 3	Level 3	2015	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$10.3	$—	$(0.7)	$29.9	$—	$—	$39.5	$—
Corporate	188.6	—	(4.8)	17.2	42.8	(87.5)	156.3	—
Commercial
mortgage-backed
securities	—	0.1	—	12.3	—	(7.6)	4.8	—
Collateralized
debt obligations	64.2	—	(0.1)	(0.6)	—	—	63.5	—
Other debt
obligations	63.7	—	0.8	7.0	—	(64.0)	7.5	—
Total fixed
maturities,
available-for-sale	326.8	0.1	(4.8)	65.8	42.8	(159.1)	271.6	—
Fixed maturities,
trading	139.7	(4.0)	—	(0.2)	—	—	135.5	(4.2)
Equity securities,
available-for-sale	4.1	—	—	—	—	—	4.1	—
Derivative assets	53.7	(9.2)	—	2.2	—	—	46.7	(9.0)
Other investments	127.2	7.3	—	(64.4)	—	(35.0)	35.1	7.2
Separate account
assets (2)	5,857.5	983.9	—	41.9	8.5	(0.3)	6,891.5	850.3

Liabilities
Investment contracts	(155.9)	(5.7)	—	10.5	—	—	(151.1)	(10.1)
Derivative liabilities	(35.5)	(17.4)	2.2	0.2	—	—	(50.5)	(18.0)
Other liabilities (3)	(66.3)	(1.8)	—	—	—	—	(68.1)	(1.9)

78

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2014
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2013	(1)	income	(4)	Level 3	Level 3	2014	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$11.7	$—	$(0.2)	$(1.2)	$—	$—	$10.3	$—
States and political
subdivisions	1.8	—	—	(0.1)	—	(1.7)	—	—
Corporate	114.8	(1.4)	(1.5)	48.0	46.6	(17.9)	188.6	(1.3)
Commercial
mortgage-backed
securities	1.6	(1.2)	1.3	(6.0)	6.8	(2.5)	—	—
Collateralized
debt obligations	37.8	—	0.4	46.1	3.9	(24.0)	64.2	—
Other debt
obligations	84.1	—	1.4	7.9	—	(29.7)	63.7	—
Total fixed
maturities,
available-for-sale	251.8	(2.6)	1.4	94.7	57.3	(75.8)	326.8	(1.3)
Fixed maturities,
trading	169.9	9.9	—	(40.1)	—	—	139.7	1.2
Equity securities,
available-for-sale	16.9	4.2	2.8	(20.0)	0.2	—	4.1	(0.3)
Derivative assets	74.2	(32.0)	—	11.5	—	—	53.7	(32.0)
Other investments	142.9	15.7	—	(31.4)	—	—	127.2	15.7
Separate account
assets (2)	5,097.9	653.5	—	115.6	4.4	(13.9)	5,857.5	608.4

Liabilities
Investment contracts	9.5	(190.2)	—	24.8	—	—	(155.9)	(190.6)
Derivative liabilities	(39.6)	3.9	(0.4)	0.6	—	—	(35.5)	(0.9)
Other liabilities (3)	(73.9)	(1.4)	—	9.0	—	—	(66.3)	(0.8)

79

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2013
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2012	(1)	income	(4)	Level 3	Level 3	2013	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$12.9	$—	$—	$(1.2)	$—	$—	$11.7	$—
States and political
subdivisions	1.9	—	—	(0.1)	—	—	1.8	—
Corporate	117.8	(11.4)	2.2	(15.2)	105.3	(83.9)	114.8	(8.6)
Commercial
mortgage-backed
securities	—	—	(0.1)	(0.7)	2.4	—	1.6	—
Collateralized
debt obligations	77.6	2.1	7.2	(56.0)	31.7	(24.8)	37.8	—
Other debt
obligations	14.7	(0.3)	2.8	34.9	32.0	—	84.1	(0.3)
Total fixed
maturities,
available-for-sale	224.9	(9.6)	12.1	(38.3)	171.4	(108.7)	251.8	(8.9)
Fixed maturities,
trading	166.8	3.0	—	0.1	—	—	169.9	3.1
Equity securities,
available-for-sale	15.3	(0.2)	1.8	—	—	—	16.9	(0.2)
Derivative assets	73.3	(20.7)	—	21.6	—	—	74.2	(19.8)
Other investments	113.9	11.2	—	17.8	—	—	142.9	11.2
Separate account
assets (2)	4,450.7	585.2	—	55.8	12.7	(6.5)	5,097.9	556.1

Liabilities
Investment contracts	(148.1)	143.4	—	14.2	—	—	9.5	141.1
Derivative liabilities	(101.7)	54.4	(0.1)	7.8	—	—	(39.6)	53.9
Other liabilities (3)	(39.6)	(34.3)	—	—	—	—	(73.9)	(34.3)

(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain fixed maturities, trading and certain derivatives used in relation to certain trading portfolios are reported in net investment income within the consolidated statements of operations.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Certain embedded derivatives reported in other liabilities are part of a cash flow hedge, with the effective portion of the unrealized gains (losses) recorded in AOCI.
(4) Gross purchases, sales, issuances and settlements were:

80

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2015
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$31.2	$—	$—	$(1.3)	$29.9
Corporate	34.6	—	—	(17.4)	17.2
Commercial mortgage-backed securities	12.4	—	—	(0.1)	12.3
Collateralized debt obligations	0	—	—	(0.6)	(0.6)
Other debt obligations	16.5	—	—	(9.5)	7.0

Total fixed maturities, available-for-sale	94.7	—	—	(28.9)	65.8
Fixed maturities, trading	—	(0.2)	—	—	(0.2)
Derivative assets	2.5	(0.3)	—	—	2.2
Other investments	4.4	(68.8)	—	—	(64.4)
Separate account assets (5)	739.2	(396.4)	(323.4)	22.5	41.9

Liabilities
Investment contracts	—	—	5.1	5.4	10.5
Derivative liabilities	—	0.2	—	—	0.2

	For the year ended December 31, 2014
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.2)	$(1.2)
States and political subdivisions	—	—	—	(0.1)	(0.1)
Corporate	79.3	(23.6)	—	(7.7)	48.0
Commercial mortgage-backed securities	—	(5.8)	—	(0.2)	(6.0)
Collateralized debt obligations	61.3	—	—	(15.2)	46.1
Other debt obligations	19.2	—	—	(11.3)	7.9

Total fixed maturities, available-for-sale	159.8	(29.4)	—	(35.7)	94.7
Fixed maturities, trading	—	(10.0)	—	(30.1)	(40.1)
Equity securities, available-for-sale	—	(20.0)	—	—	(20.0)
Derivative assets	11.8	(0.3)	—	—	11.5
Other investments	0.2	—	—	(31.6)	(31.4)
Separate account assets (5)	537.6	(330.5)	(331.8)	240.3	115.6

Liabilities
Investment contracts	—	—	20.7	4.1	24.8
Derivative liabilities	(1.5)	2.1	—	—	0.6
Other liabilities	—	9.0	—	—	9.0

81

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2013
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.2)	$(1.2)
States and political subdivisions	—	—	—	(0.1)	(0.1)
Corporate	18.0	(17.0)	—	(16.2)	(15.2)
Commercial mortgage-backed securities	—	—	—	(0.7)	(0.7)
Collateralized debt obligations	17.0	(47.4)	—	(25.6)	(56.0)
Other debt obligations	37.8	—	—	(2.9)	34.9
Total fixed maturities, available-for-sale	72.8	(64.4)	—	(46.7)	(38.3)
Fixed maturities, trading	—	—	—	0.1	0.1
Derivative assets	22.1	(0.5)	—	—	21.6
Other investments	30.2	—	—	(12.4)	17.8
Separate account assets (5)	276.0	(170.8)	(21.8)	(27.6)	55.8

Liabilities
Investment contracts	—	—	10.9	3.3	14.2
Derivative liabilities	(3.4)	11.2	—	—	7.8

(1)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels are summarized below.

	For the year ended December 31, 2015
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$42.8	$—	$87.5
Commercial mortgage-backed
securities	—	—	—	—	—	7.6
Other debt obligations	—	—	—	—	—	64.0
Total fixed maturities,
available-for-sale	—	—	—	42.8	—	159.1
Other investments	—	—	22.2	—	—	35.0
Separate account assets	26.9	—	8.1	8.5	—	0.3
82

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2014
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
States and political subdivisions	$—	$—	$—	$—	$—	$1.7
Corporate	—	—	—	46.6	—	17.9
Commercial mortgage-backed
securities	—	—	—	6.8	—	2.5
Collateralized debt obligations	—	—	—	3.9	—	24.0
Other debt obligations	—	—	—	—	—	29.7
Total fixed maturities,
available-for-sale	—	—	—	57.3	—	75.8
Equity securities, available-for-
sale	—	—	—	0.2	—	—
Separate account assets	33.0	—	71.3	4.4	—	13.9

	For the year ended December 31, 2013
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$105.3	$—	$83.9
Commercial mortgage-backed
securities	—	—	—	2.4	—	—
Collateralized debt obligations	—	—	—	31.7	—	24.8
Other debt obligations	—	—	—	32.0	—	—
Total fixed maturities,
available-for-sale	—	—	—	171.4	—	108.7
Separate account assets	253.9	0.1	15.5	12.6	—	6.5
Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.
Assets transferred from Level 2 into Level 1 during 2015, 2014 and 2013, primarily included assets valued using a NAV with a quoted price in an active market for identical assets as a result of additional analysis to clarify the source of the quoted price.
Assets transferred into Level 3 during 2015, 2014 and 2013, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.
Assets transferred out of Level 3 during 2015, 2014 and 2013, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information. In addition, during 2015, assets transferred out of Level 3 included assets valued using the measurement alternative for CCFEs for which the corresponding liabilities have the more observable fair value and are reflected in Level 2.

83

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes or the measurement alternative for CCFEs. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2015
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$8.9	Discounted cash flow	Discount rate (1)	2.2%	2.2%
			Illiquidity premium	50 basis points ("bps")	50bps
Corporate	43.2	Discounted cash flow	Discount rate (1)	0%-7.5%	5.1%
			Comparability adjustment	(4)bps-7bps	0bps
			Illiquidity premium	0bps-60bps	33bps
Collateralized debt obligations	3.1	Discounted cash flow	Discount rate (1)	28.0%	28.0%
			Probability of default	100.0%	100.0%
			Potential loss severity	67.0%	67.0%
Other debt obligations	7.5	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	750bps	750bps
Fixed maturities, trading	10.5	Discounted cash flow	Discount rate (1)	1.1%-2.7%	2.6%
			Illiquidity premium	0bps-300bps	240bps
Other investments	35.1	Discounted cash flow - equity method real estate investments	Discount rate (1)	7.8%	7.8%
			Terminal capitalization rate	6.8%	6.8%
			Average market rent growth rate	3.2%	3.2%
		Discounted cash flow - equity method real estate investments - debt	Loan to value	52.3%	52.3%
			Credit spread rate	2.3%	2.3%

84

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2015
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	6,881.8	Discounted cash flow - mortgage loans	Discount rate (1)	1.4%-8.2%	3.9%
			Illiquidity premium	0bps-60bps	7bps
			Credit spread rate	81bps-750bps	241bps
		Discounted cash flow - real estate	Discount rate (1)	5.3%-16.4%	7.2%
			Terminal capitalization rate	4.3%-9.8%	6.2%
			Average market rent growth rate	2.0%-4.3%	3.0%
		Discounted cash flow - real estate debt	Loan to value	7.8%-63.1%	47.4%
			Credit spread rate	1.4%-4.6%	2.2%

Liabilities
Investment contracts	(151.1)	Discounted cash flow	Long duration interest rate	2.5%-2.6% (3)
			Long-term equity market volatility	18.4%-44.4%
			Non-performance risk	0.4%-1.9%
			Utilization rate	See note (4)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (5)

December 31, 2014
Assets /
(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$10.3	Discounted cash flow	Discount rate (1)	2.2%	2.2%
			Illiquidity premium	50 bps	50bps
Corporate	83.0	Discounted cash flow	Discount rate (1)	1.8%-6.7%	4.0%
			Comparability adjustment	0bps-1bps	0bps
			Illiquidity premium	0bps-25bps	13bps

85

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Collateralized debt obligations	12.7	Discounted cash flow	Discount rate (1)	2.7%-17.1%	6.1%
			Probability of default	0%-100%	23.5%
			Potential loss severity	0%-70%	16.4%
Other debt obligations	49.3	Discounted cash flow	Discount rate (1)	1.4%-5.0%	2.3%
			Illiquidity premium	0bps-1,000bps	175bps
Fixed maturities, trading	15.2	Discounted cash flow	Discount rate (1)	1.8%-126.9%	3.5%
			Illiquidity premium	200bps-1,400bps	460bps
	100.4	See note (2)
Other investments	35.0	Discounted cash flow - commercial mortgage loans of consolidated VIEs	Discount rate (1)	4.2%	4.2%
			Illiquidity premium	76bps	76bps
	92.2	Discounted cash flow - equity method real estate investments	Discount rate (1)	7.3%-8.0%	7.6%
			Terminal capitalization rate	5.5%-6.8%	6.1%
			Average market rent growth rate	3.3%-3.7%	3.5%
		Discounted cash flow - equity method real estate investments - debt	Loan to value	34.2%-58.9%	46.5%
			Credit spread rate	1.8%-2.0%	1.9%

86

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	5,857.4	Discounted cash flow - mortgage loans	Discount rate (1)	1.1%-6.9%	3.2%
			Illiquidity premium	0bps-60bps	7bps
			Credit spread rate	70bps-632bps	221bps
		Discounted cash flow - real estate	Discount rate (1)	6.0%-24.6%	7.4%
			Terminal capitalization rate	4.5%-9.5%	6.4%
			Average market rent growth rate	1.3%-4.4%	3.0%
		Discounted cash flow - real estate debt	Loan to value	6.8%-64.1%	46.5%
			Credit spread rate	2.1%-4.8%	3.4%

Liabilities
Investment contracts	(155.9)	Discounted cash flow	Long duration interest rate	2.6%-2.7% (3)
			Long-term equity market volatility	18.4%-39.5%
			Non-performance risk	0.1%-1.4%
			Utilization rate	See note (4)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (5)
Derivative liabilities	(19.3)	See note (2)
Other liabilities	(66.3)	See note (2)

(1)
Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any credit spread, illiquidity or other adjustments, where applicable.

(2)
Prior to 2015, the assets and liabilities fair values relate to a consolidated collateralized private investment vehicle that is a VIE. Fixed maturities, trading represents the underlying collateral of the investment structure and consists of high-grade fixed maturity investments, which are over-collateralized based on outstanding notes priced at par. The derivative liability represents credit default swaps that are valued using a correlation model to the credit default swap (“CDS”) Index (“CDX”) and inputs to the valuation are based on observable market data such as the end of period swap curve, CDS constituents of the index and spread levels of the index, as well as CDX tranche spreads. The value of the obligations, which are due at maturity or termination of the trust, reflect the third parties’ interest in the investment structure.

(3)
Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.

(4)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(5)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

87

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.
Embedded derivatives can be either assets or liabilities within the investment contracts line item, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.
Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Certain assets are measured at fair value on a nonrecurring basis. During 2015, certain mortgage loans had been marked to fair value of $9.2 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $3.2 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.
During 2015, certain real estate had been written down to fair value of $30.9 million. This write down resulted in a loss of $2.9 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2015 were:
Discount rate = 8.6% - 10.5%
Terminal capitalization rate = 7.3% - 8.5%
Average market rent growth = 2.7% - 3.0%

88

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

During 2014, certain mortgage loans had been marked to fair value of $68.1 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $10.0 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during 2014 were:

Discount rate = 8.8% - 11.0%
Terminal capitalization rate = 7.3% - 9.0%
Average market rent growth = 2.0% - 10.9%

During 2014, certain real estate had been written down to fair value of $22.3 million. This write down resulted in a loss of $6.2 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2014 were:

Discount rate = 9.6% - 11.8%
Terminal capitalization rate = 8.3% - 8.5%
Average market rent growth = 3.0% - 3.6%

During 2013, certain mortgage loans had been marked to fair value of $151.5 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $28.5 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during 2013 were:

Discount rate = 8.0% - 20.0%
Terminal capitalization rate = 7.3% - 10.5%
Average market rent growth = 1.0% - 10.9%

During 2013, certain mortgage servicing rights had been marked to fair value of $7.3 million. The net impact of impairments and subsequent improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net gain of $1.3 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans. The discount rate used in calculating the present value of the future servicing cash flows was 4.3% for the year ended December 31, 2013.

89

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Fair Value Option

We elected fair value accounting for certain assets and liabilities of consolidated VIEs for which it was not practicable for us to determine the carrying value. The fair value option was elected for commercial mortgage loans reported with other investments and obligations reported with other liabilities in the consolidated statements of financial position. The changes in fair value of these items are reported in net realized capital gains (losses) on the consolidated statements of operations.
The fair value and aggregate contractual principal amounts of commercial mortgage loans for which the fair value option has been elected were $18.3 million and $17.8 million as of December 31, 2015, and $35.0 million and $32.4 million as of December 31, 2014, respectively. The change in fair value of the loans resulted in a $(2.0) million, $(1.5) million and $0.2 million pre-tax gain (loss) for the years ended December 31, 2015, 2014 and 2013, respectively, none of which related to instrument-specific credit risk. None of these loans were more than 90 days past due or in nonaccrual status. Interest income on these commercial mortgage loans is included in net investment income on the consolidated statements of operations and is recorded based on the effective interest rates as determined at the closing of the loan. Interest income recorded on these commercial mortgage loans was $3.6 million, $6.2 million and $5.7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The fair value and aggregate unpaid principal amounts of obligations for which the fair value option has been elected were $68.1 million and $118.2 million as of December 31, 2015, and $71.0 million and $132.8 million as of December 31, 2014, respectively. For the years ended December 31, 2015, 2014 and 2013, the change in fair value of the obligations resulted in a pre-tax loss of $2.1 million, $0.7 million and $32.8 million, which includes a pre-tax loss of $1.9 million, $2.4 million and $34.3 million related to instrument-specific credit risk that is estimated based on credit spreads and quality ratings, respectively. Interest expense recorded on these obligations is included in operating expenses on the consolidated statements of operations and was $1.1 million, $3.0 million and $3.6 million for the years ended December 31, 2015, 2014 and 2013, respectively.

We invest in real estate ventures for the purpose of earning investment returns and for capital appreciation. We elected the fair value option for certain ventures that are subject to the equity method of accounting because the nature of the investments is to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties. These investments are reported with other investments in the consolidated statements of financial position. The changes in fair value are reported in net investment income on the consolidated statements of operations. The fair value of the equity method investments for which the fair value option has been elected was $35.1 million and $92.2 million as of December 31, 2015 and 2014, respectively. The change in fair value of the investments resulted in a $7.2 million, $17.3 million and $11.0 million pre-tax gain for the years ended December 31, 2015, 2014 and 2013, respectively.
Financial Instruments Not Reported at Fair Value
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2015
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$11,791.0	$12,105.1	$—	$—	$12,105.1
Policy loans	786.3	990.3	—	—	990.3
Other investments	148.5	160.0	—	81.1	78.9
Cash and cash equivalents	956.6	956.6	956.6	—	—
Investment contracts	(28,079.1)	(27,744.2)	—	(4,925.0)	(22,819.2)
Short-term debt	(108.8)	(108.8)	—	(108.8)	—
Long-term debt	(42.8)	(42.8)	—	—	(42.8)
Separate account liabilities	(83,316.9)	(82,582.6)	—	—	(82,582.6)
Bank deposits	(2,070.8)	(2,074.4)	(1,457.4)	(617.0)	—
Cash collateral payable	(210.4)	(210.4)	(210.4)	—	—

90

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$11,164.4	$11,703.0	$—	$—	$11,703.0
Policy loans	799.0	1,051.4	—	—	1,051.4
Other investments	108.5	108.9	—	81.0	27.9
Cash and cash equivalents	989.5	989.5	989.5	—	—
Investment contracts	(28,383.7)	(28,430.7)	—	(5,455.4)	(22,975.3)
Short-term debt	(154.5)	(154.5)	—	(154.5)	—
Long-term debt	(82.3)	(82.3)	—	—	(82.3)
Separate account liabilities	(82,986.8)	(82,265.5)	—	—	(82,265.5)
Bank deposits	(1,979.7)	(1,985.5)	(1,343.8)	(641.7)	—
Cash collateral payable	(138.7)	(138.7)	(138.7)	—	—
Mortgage Loans
Fair values of commercial and residential mortgage loans are primarily determined by discounting the expected cash flows at current treasury rates plus an applicable risk spread, which reflects credit quality and maturity of the loans. The risk spread is based on market clearing levels for loans with comparable credit quality, maturities and risk. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral less cost to sell, which is estimated using appraised values. These are reflected in Level 3.
Policy Loans
Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the Treasury curve. The expected cash flows reflect an estimate of timing of the repayment of the loans. These are reflected in Level 3.
Other Investments
The fair value of commercial loans and certain consumer loans included in other investments is calculated by discounting expected cash flows through the estimated maturity date using market interest rates that reflect the credit and interest rate risk inherent in the loans. The estimate of term to maturity is based on historical experience, adjusted as required, for current economic and lending conditions. The effect of nonperforming loans is considered in assessing the credit risk inherent in the fair value estimate. These are reflected in Level 3. The fair value of certain tax credit investments are estimated by discounting expected future tax benefits using estimated investment return rates. These are reflected in Level 3. The carrying value of the remaining investments reported in this line item approximate their fair value. These are reflected in Level 2.
Cash and Cash Equivalents
Certain cash equivalents not reported at fair value include short-term investments with maturities of less than three months for which public quotations are not available to use in determining fair value. Because of the highly liquid nature of these assets, carrying amounts are used to approximate fair value, which are reflected in Level 2. The carrying amounts of the remaining cash and cash equivalents that are not reported at fair value on a recurring basis approximate their fair value, which are reflected in Level 1 given the nature of cash.
Investment Contracts
The fair values of our reserves and liabilities for investment contracts are determined via a third party pricing vendor or using discounted cash flow analyses when we are unable to find a price from third party pricing vendors. Third party pricing on various outstanding medium-term notes and funding agreements is based on observable inputs such as benchmark yields and spreads based on reported trades for our medium-term notes and funding agreement issuances. These are reflected in Level 2. The discounted cash flow analyses for the remaining contracts is based on current interest rates, including non-performance risk, being offered for similar contracts with maturities consistent with those remaining for the investment contracts being valued. These are reflected in Level 3. Investment contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment contracts, are not required to be disclosed.

91

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
Short-Term Debt
The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity, which is reflected in Level 2.
Long-Term Debt
Long-term debt primarily includes senior note issuances for which the fair values are determined using inputs that are observable in the market or that can be derived from or corroborated with observable market data. These are reflected in Level 2. Additionally, our long-term debt includes non-recourse mortgages and notes payable that are primarily financings for real estate developments for which the fair values are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. These are reflected in Level 3.
Separate Account Liabilities

Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-free rate as measured by the yield on Treasury securities at maturities aligned with the estimated timing of fee collection. These are reflected in Level 3.

Bank Deposits

The fair value of deposits of our Principal Bank subsidiary with no stated maturity is equal to the amount payable on demand (i.e., their carrying amounts). These are reflected in Level 1. The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount is estimated using the rates currently offered for deposits of similar remaining maturities. These are reflected in Level 2.

Cash Collateral Payable

The carrying amount of the payable associated with our obligation to return the cash collateral received under derivative credit support annex (collateral) agreements approximates its fair value, which is reflected in Level 1.

16. Statutory Insurance Financial Information
We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. As of December 31, 2015, our use of prescribed statutory accounting practices has resulted in lower statutory net income of $2.1 million relative to the accounting practices and procedures of the NAIC due to our accounting for derivatives that hedge some of our equity indexed products. In addition, as of December 31, 2015, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $158.1 million relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

92

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

We cede certain term and universal life insurance statutory reserves to affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2015, affiliated reinsurance entities assumed statutory reserves of $3,934.2 million from us. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2015, assets admitted under these practices totaled $1,447.0 million.
Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2015, we meet the minimum RBC requirements.
Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2015	2014	2013
	(in millions)
Statutory net income	$948.6	$535.5	$607.9
Statutory capital and surplus	4,496.7	4,202.1	4,142.2

17. Segment Information

We provide financial products and services through the following segments: Retirement and Income Solutions, Principal Global Investors and U.S. Insurance Solutions. In addition, we have a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

In the fourth quarter of 2015 we implemented changes to our organizational structure to better align businesses, distribution teams and product offerings for future growth. The Retirement and Investor Services segment has been renamed to Retirement and Income Solutions.

The Retirement and Income Solutions segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.

The Principal Global Investors segment provides asset management services to our asset accumulation business, our insurance operations, the Corporate segment and third party clients.

The U.S. Insurance Solutions segment provides specialty benefits insurance, which consists of group dental and vision insurance, individual and group disability insurance, group life insurance and non-medical fee-for-service claims administration, and individual life insurance throughout the United States.

The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter‑segment eliminations, income tax risks and certain income, expenses and other adjustments not allocated to the segments based on the nature of such items. Results of our exited group medical insurance business are reported in this segment.

Concurrent with the changes in our organizational structure, we changed our measure of segment profit or loss to pre-tax operating earnings. Management uses segment pre-tax operating earnings in evaluating performance and is consistent with financial results provided to securities analysts. We determine segment pre-tax operating earnings by adjusting U.S. GAAP income before income taxes for pre-tax net realized capital gains (losses), as adjusted, pre-tax other adjustments that management believes are not indicative of overall operating trends and certain adjustments related to equity method investments. Pre-tax net realized capital gains (losses), as adjusted, are net of related changes in the amortization pattern of DAC and related actuarial balances, recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services, amortization of hedge accounting book value adjustments for certain discontinued hedges, net realized capital gains and losses distributed, noncontrolling interest capital gains and losses and certain market value adjustments to fee revenues. Pre-tax net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on derivative instruments not designated as hedging instruments and exclude

93

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

certain market value adjustments of embedded derivatives and realized capital gains (losses) associated with our exited group medical insurance business. Segment operating revenues exclude net realized capital gains (losses) (except periodic settlements and accruals on derivatives not designated as hedging instruments), including their impact on recognition of front-end fee revenues, certain market value adjustments to fee revenues and amortization of hedge accounting book value adjustments for certain discontinued hedges and revenue from our exited group medical insurance business. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment pre-tax operating earnings enhances the understanding of our results of operations by highlighting pre-tax earnings attributable to the normal, ongoing operations of the business. The change to our new measure of segment profit or loss has been applied retrospectively.
The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. For purposes of determining operating earnings, the segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.
The following tables summarize select financial information by segment, including operating revenues for our products and services, and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2015	December 31, 2014
	(in millions)
Assets:
Retirement and Income Solutions	$139,639.9	$137,821.9
Principal Global Investors	736.9	928.9
U.S. Insurance Solutions	21,939.3	21,382.2
Corporate	3,977.5	3,781.8
Total consolidated assets	$166,293.6	$163,914.8

94

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31,
	2015	2014	2013

	(in millions)
Operating revenues by segment:
Retirement and Income Solutions:
Retirement and Income Solutions - Fee	$1,774.0	$1,778.9	$1,645.8
Retirement and Income Solutions - Spread	4,392.9	3,020.8	2,566.7
Total Retirement and Income Solutions	6,166.9	4,799.7	4,212.5
Principal Global Investors (1)	692.5	668.2	664.1
U.S. Insurance Solutions
Specialty benefits insurance	1,866.0	1,724.7	1,616.8
Individual life insurance	1,569.3	1,532.8	1,480.9
Eliminations	(0.1)	—	—
Total U.S. Insurance Solutions	3,435.2	3,257.5	3,097.7
Corporate	(111.0)	(99.9)	(109.9)
Total segment operating revenues	10,183.6	8,625.5	7,864.4
Net realized capital losses, net of related revenue adjustments	(124.4)	(9.6)	(299.2)
Other income on an indemnified uncertain tax position	60.2	—	—
Exited group medical insurance business	1.3	0.2	2.0
Total revenues per consolidated statements of operations	$10,120.7	$8,616.1	$7,567.2

Pre-tax operating earnings (loss) by segment:
Retirement and Income Solutions	$740.1	$851.2	$752.5
Principal Global Investors	178.7	159.7	135.3
U.S. Insurance Solutions	428.6	343.3	295.8
Corporate	(23.5)	(30.2)	(54.9)
Total segment pre-tax operating earnings	1,323.9	1,324.0	1,128.7
Pre-tax net realized capital losses, as adjusted (2)	(123.1)	(65.3)	(257.3)
Pre-tax other adjustments (3)	11.7	(63.1)	(1.7)
Certain adjustments related to equity method investments	10.8	29.9	17.7
Income before income taxes per consolidated statements
of operations	$1,223.3	$1,225.5	$887.4

(1)	Reflects inter-segment revenues of $294.5 million, $276.5 million and $250.1 million for the years ended December 31, 2015, 2014 and 2013, respectively.
(2) Pre-tax net realized capital gains (losses), as adjusted, is derived as follows:

95

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31,
	2015	2014	2013

	(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$(26.0)	$62.7	$(211.3)
Certain derivative and hedging-related adjustments	(97.2)	(73.0)	(87.0)
Certain market value adjustments to fee revenues	(1.1)	—	—
Recognition of front-end fee (revenue) expense	(0.1)	0.7	(0.9)
Net realized capital losses, net of related revenue adjustments	(124.4)	(9.6)	(299.2)
Amortization of deferred acquisition costs and other actuarial balances	(13.6)	(49.6)	47.8
Capital (gains) losses distributed	15.1	(10.9)	(24.3)
Certain market value adjustments of embedded derivatives	(0.2)	4.8	18.4
Pre-tax net realized capital losses, as adjusted (a)	$(123.1)	$(65.3)	$(257.3)

(a)	As adjusted before noncontrolling interest capital gains (losses) and net realized capital gains (losses) associated with exited group medical insurance business.

(1)
For the year ended December 31, 2015, pre-tax other adjustments included the positive effect of the impact of a court ruling on some uncertain tax positions ($15.1 million) and the negative effect of losses associated with our exited group medical insurance business that did not qualify for discontinued operations accounting treatment under U.S. GAAP ($3.4 million).

For the year ended December 31, 2014, pre-tax other adjustments included the negative effect of the impact of (a) a court ruling on some uncertain tax positions ($62.2 million) and (b) the effect of losses associated with our exited group medical insurance business that did not qualify for discontinued operations accounting treatment under U.S. GAAP ($0.9 million).

For the year ended December 31, 2013, pre-tax other adjustments included the negative effect of losses associated with our exited group medical insurance business that did not qualify for discontinued operations accounting treatment under U.S. GAAP.

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2015	2014	2013

	(in millions)
Income tax expense (benefit) by segment:
Retirement and Income Solutions	$76.1	$128.5	$139.2
Principal Global Investors	64.0	56.3	48.3
U.S. Insurance Solutions	142.9	112.5	95.9
Corporate	(8.8)	(17.5)	(19.6)
Total segment income taxes from operating earnings	274.2	279.8	263.8
Tax benefit related to net realized capital losses, as adjusted	(36.5)	(21.9)	(90.0)
Tax expense (benefit) related to other after-tax adjustments	44.2	(14.9)	(0.6)
Total income taxes per consolidated statements of operations	$281.9	$243.0	$173.2

96

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining pre-tax operating earnings. Segment depreciation and amortization is reconciled to depreciation and amortization included in operating expenses in our consolidated statements of operations.

	For the year ended December 31,
	2015	2014	2013

	(in millions)
Depreciation and amortization expense by segment:
Retirement and Income Solutions	$28.3	$27.5	$23.1
Principal Global Investors	11.1	12.9	10.2
U.S. Insurance Solutions	17.3	16.7	13.7
Corporate	4.3	3.3	3.9
Total segment depreciation and amortization expense included in
pre-tax operating earnings	61.0	60.4	50.9
Depreciation and amortization expense related to pre-tax
other adjustments	—	—	1.4
Total depreciation and amortization expense included in our
consolidated statements of operations	$61.0	$60.4	$52.3

18. Stock‑Based Compensation Plans

As of December 31, 2015, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Long-Term Performance Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock Based Compensation Plans"). As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan or the Long-Term Performance Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Compensation cost	$43.3	$41.2	$42.9
Related income tax benefit	14.6	14.0	12.8
Capitalized as part of an asset	2.2	2.5	2.6

Nonqualified Stock Options
Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

97

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2015	2014	2013
Expected volatility	52.2%	53.2%	53.3%
Expected term (in years)	6.5	6.5	6.5
Risk-free interest rate	1.8%	2.0%	1.1%
Expected dividend yield	2.81%	2.50%	3.00%
Weighted average estimated fair value	$20.43	$18.89	$11.95

We previously determined expected volatility based on, among other factors, historical volatility using daily price observations. Beginning with nonqualified stock options granted in 2013, we determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into the expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.
As of December 31, 2015, there was $2.3 million of total unrecognized compensation costs related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.8 years.
Performance Share Awards
Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors, including return on common equity, operating income and book value per common share, must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost is recognized and any previously recognized compensation cost is reversed. There is no maximum contractual term on these awards. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.
The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2015, 2014 and 2013 was $51.33, $44.88 and $30.70, respectively.
As of December 31, 2015, there was $6.0 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.8 years.
Restricted Stock Units
Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. There is no maximum contractual term on these awards. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.
The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2015, 2014 and 2013 was $51.31, $45.00 and $30.80, respectively.

98

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

As of December 31, 2015, there was $34.1 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.7 years.

Employee Stock Purchase Plan
Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $7.30, $8.94 and $14.16 during 2015, 2014 and 2013, respectively.

19. Quarterly Results of Operations (Unaudited)
The following is a summary of unaudited quarterly results of operations.

	For the three months ended
	December 31	September 30	June 30	March 31
	(in millions)
2015
Total revenues	$2,325.5	$2,792.1	$2,775.7	$2,227.4
Total expenses	2,074.1	2,418.8	2,538.1	1,866.4
Net income	201.6	291.6	206.8	241.4
Net income attributable to PLIC	200.8	290.8	198.9	240.1

2014
Total revenues	$2,472.5	$2,042.3	$2,074.1	$2,027.2
Total expenses	2,169.7	1,725.3	1,766.7	1,728.9
Net income	240.3	253.2	233.5	255.5
Net income attributable to PLIC	239.7	248.6	229.6	234.6

99

Part C
Other Information
Item 26. Exhibits

(a)	Resolution of Board of Directors of the Depositor - filed with the Commission on 4/12/96

(b)	Custodian Agreements - N/A

(c)	Underwriting Contracts
	(c1)	Distribution Agreement (filed 4/12/96)
	(c2)	Selling Agreement (filed 4/12/97)
	(c3)	Registered Representative Agreement (filed 4/12/96)
	(c4)	Schedule of sales commissions (filed 4/12/96)

(d)	Contracts
	(d1)	Form of Variable Life Contract (filed 4/12/96)
	(d2)	Form of Accelerated Benefits Rider (filed 4/12/96)
	(d3)	Form of Accounting Benefit Rider (filed 4/12/96)
	(d4)	Form of Accidental Death Benefit Rider (filed 4/12/96)
	(d5)	Form of Change of Insured Rider (filed 4/12/96)
	(d6)	Form of Children Term Insurance Rider (filed 4/12/96)
	(d7)	Form of Cost of Living Increase Rider (filed 4/12/96)
	(d8)	Form of Death Benefit Guarantee Rider (filed 4/12/96)
	(d9)	Form of Guaranteed Increase Option Rider (filed 4/12/96)
	(d10)	Form of Spouse Term Insurance Rider (filed 4/12/96)
	(d13)	Form of Waiver of Monthly Policy Charge Rider (filed 4/12/96)
	(d14)	Form of Variable Life Contract - Unisex Version (filed 4/12/96)
	(d15)	Form of Accelerated Benefits Rider (filed 4/12/96)
	(d16)	Form of Accounting Benefit Rider (filed 4/12/96)
	(d17)	Form of Accidental Death Benefit Rider (filed 4/12/96)
	(d18)	Form of Change of Insured Rider (filed 4/12/96)
	(d19)	Form of Children Term Insurance Rider (filed 4/12/96)
	(d20)	Form of Cost of Living Increase Rider (filed 4/12/96)
	(d21)	Form of Death Benefit Guarantee Rider (filed 4/12/96)
	(d22)	Form of Guaranteed Increase Option Rider (filed 4/12/96)
	(d23)	Form of Spouse Term Insurance Rider (filed 4/12/96)
	(d24)	Form of Waiver of Monthly Deduction Rider (filed 4/12/96)

(e)	Applications
	(e1)	Form of Life Insurance Application (filed 4/12/96)
	(e2)	Form of Supplemental Application (filed 4/12/96)

(f)	Depositor's Certificate of Incorporation and By-laws
	(f1)	Articles of Incorporation of the Depositor, as amended (filed 4/19/99)
	(f2)	Bylaws of Depositor (filed 4/20/99)

(g)	Reinsurance Contracts
The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

(h)	Participation Agreements

1. American Century
(a) Shareholder Services Agreement dated April 1, 1999 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

1

(b)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(3)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(g)
Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)1(j) on 04/28/2014 (Accession No. 0000812797-14-000026)

2. American Funds
(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h02(a) on 04/27/2015 (Accession No. 0000812797-15-000031)
(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h02(b) on 04/27/2015 (Accession No. 0000812797-15-000031)
(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h02(c) on 04/27/2015 (Accession No. 0000812797-15-000031)
(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h02(d) on 04/27/2015 (Accession No. 0000812797-15-000031)

3. Calvert Variable Series, Inc.
(a)
Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0000812797-15-000031)
(c)
Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0000812797-15-000031)
(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0000812797-15-000031)
(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0000812797-15-000031)

4. ClearBridge (Legg Mason)
(a)	Participation Agreement dated April 26, 2013 (Incorporated by Reference from Exhibit (h)(5)(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(b)	Administrative Services Agreement dated April 26, 2013 (Incorporated by Reference from Exhibit (h)(5)(b) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

5. Delaware Distributors
(a)	Participation Agreement dated April 26, 2010 (Filed as Exhibit (h)4(a) on 04/28/2014 (Accession No. 0000812797-14-000026)

2

(b)	Administrative Services Agreement dated April 26, 2010 (Filed as Exhibit (h)4(b) on 04/28/2014 (Accession No. 0000812797-14-000026)
(c)	Amendment 1 to Participation Agreement dated December 30, 2010 (Filed as Exhibit (h)4(c) on 04/28/2014 (Accession No. 0000812797-14-000026)
(d)	Amendment 2 to Participation Agreement dated April 4, 2014 (Filed as Exhibit (h)4(d) on 04/28/2014 (Accession No. 0000812797-14-000026)
(e)	Amendment 3 to Participation Agreement dated July 1, 2015 *

6. Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0000812797-15-000031)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0000812797-15-000031)

7. DWS
(a)	Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 04/27/11)(Accession No. 0000898745-11-000198)
(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)6(c) on 04/28/2014 (Accession No. 0000812797-14-000026)
(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Filed as Exhibit (h)6(d) on 04/28/2014 (Accession No. 0000812797-14-000026)
(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Filed as Exhibit (h)6(e) on 04/28/2014 (Accession No. 0000812797-14-000026)

8. Fidelity Distributors Corporation
(a)
Amended and Restated Participation Agreement dated December 20, 2004 (Incorporated by Reference from Exhibit (h)(6)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(b)	Services Agreement dated July 1, 1999 (Incorporated by Reference from Exhibit (h)(6)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

3

(c)	Service Contract (Service Class Shares) dated August 2, 1999 (Incorporated by Reference from Exhibit (h)(6)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Service Contract (Initial Class Shares) dated March 1, 2000 (Incorporated by Reference from Exhibit (h)(6)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Service Contract (Class 2 shares) dated April 1, 2002 (Incorporated by Reference from Exhibit (h)(6)(e) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Rule 22c-2 Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(6)(f) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

9. Franklin Templeton
(a)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0000812797-15-000031)
(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0000812797-15-000031)
(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as exhibit 99.h10(m) on 04/27/2015 (Accession No. 0000812797-15-000031)
(n)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0000812797-15-000031)
(p)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0000812797-15-000031)

10. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

4

(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(p) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(n)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(p)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(8)(o) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(q)
Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

11. Janus
(a)
Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)
Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

5

(h)
Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
(j)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(k)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h13(k) on 04/27/2015 (Accession No. 0000812797-15-000031)
(l)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(n)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h13(n) on 04/27/2015 (Accession No. 0000812797-15-000031)
(o)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(p)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h13(p) on 04/27/2015 (Accession No. 0000812797-15-000031)

(q)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(s)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h13(s) on 04/27/2015 (Accession No. 0000812797-15-000031)

12. MFS
(a)	Amended and Restated Participation Agreement dated May 1, 2013 (Filed as Exhibit (h)11(a) on 04/28/2014 (Accession No. 0000812797-14-000026)
(b)	Amendment and Restated Fund/Serv Supplement dated May 1, 2013 (Filed as Exhibit (h)11(b) on 04/28/2014 (Accession No. 0000812797-14-000026)
(c)	Administrative Services Letter dated May 1, 2013 (Filed as Exhibit (h)11(c) on 04/28/2014 (Accession No. 0000812797-14-000026)
(d)	Form of Administrative Services Letter dated April 1, 2016 *
(e)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

13. Principal Variable Contracts Funds, Inc.
(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)
Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h19(d) on 04/27/2015 (Accession No. 0000812797-15-000031)

6

(e)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h19(f) on 04/27/2015 (Accession No. 0000812797-15-000031)
(g)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
(j)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h19(j) on 04/27/2015 (Accession No. 0000812797-15-000031)

14. Putnam
(a)
Participation Agreement dated May 1, 1998 (Incorporated by Reference from Exhibit (h)(14)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(14)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(e)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h18(e) on 04/27/2015 (Accession No. 0000812797-15-000031)
(f)
Rule 22c-2 Agreement dated March 9, 2007 (Incorporated by Reference from Exhibit (h)(14)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)	Consent dated May 15, 2007 -- Filed as exhibit 99.h18(g) on 04/27/2015 (Accession No. 0000812797-15-000031)

15. TOPS (Northern Lights)
(a)	Participation Agreement dated May 1, 2012 (Filed as Exhibit (h)14(a) on 04/28/2014 (Accession No. 0000812797-14-000026)

16. Van Eck
(a)
Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Service Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(15)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

7

(g)
Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(j)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)15(j) on 04/28/2014 (Accession No. 0000812797-14-000026)

17. Wanger International
	(a)	Wanger Advisors Trust Participation Agreement dated April 28, 2015 *
	(b)	Services Agreement dated May 1, 2015 *

18. Wells Fargo
	(a)	Participation Agreement dated February 28, 2006 (Filed as Exhibit (h)16(a) on 04/28/2014 (Accession No. 0000812797-14-000026)
	(b)	Amendment 1 to Participation Agreement dated April 1, 2012 (Filed as Exhibit (h)16(b) on 04/28/2014 (Accession No. 0000812797-14-000026)
	(c)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)16(c) on 04/28/2014 (Accession No. 0000812797-14-000026)
	(d)	Amendment 1 to Rule 22c-2 Agreement dated March 20, 2012 (Filed as Exhibit (h)16(d) on 04/28/2014 (Accession No. 0000812797-14-000026)

(i)	Administrative Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion - filed with the Commission on 2/1/99

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions
	(n1)	Consent of Ernst & Young LLP *
	(n2)	Powers of Attorney *
	(n3)	Opinion of Counsel *

(o)	Financial Statements Schedules

Principal Life Insurance Company

Report of Independent Registered Public Accounting Firm on Schedules *

Schedule I - Summary of Investments - Other Than Investments in Related Parties as of December 31, 2015 *

Schedule III - Supplementary Insurance Information As of December 31, 2015, 2014 and 2013 and for each of the years then ended *

Schedule IV - Reinsurance As of December 31, 2015, 2014 and 2013 and for each of the years then ended *

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements -- N/A

(q)	Redeemability Exemption -- Filed as Exhibit 99.q on 04/27/2015 (Accession No. 0000812797-15-000031)

* Filed herein

8

Item 27. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 40 Shalebrook Drive Morristown, NJ 07960	Director Chair, Nominating and Governance Committee Member, Executive Committee
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
GARY E. COSTLEY 520 Sandhill Ct. Marco Island, FL 34145	Director Member, Audit and Human Resources Committees
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee Member, Nominating and Governance Committee
DENNIS H. FERRO 21 Sago Palm Road Vero Beach, FL 32963	Director Member, Audit Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Member, Audit and Human Resources Committees
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Member, Executive Committee Principal Life: President and Chief Executive Officer
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
ELIZABETH E. TALLETT 21 Deepwater Point Moultonborough, NH 03254	Director Member, Executive, Human Resources and Nominating and Governance Committees
LARRY D. ZIMPLEMAN Principal Financial Group Des Moines, IA 50392	Chairman of the Board and Chair, Executive Committee

9

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG(1)	Chairman - Principal Financial Group - Asia
DAVID M. BLAKE(2)	Senior Executive Director and Head Global Fixed Income
ELIZABETH S. BRADY(2)	Senior Vice President and Chief Marketing Officer
GREGORY J. BURROWS(2)	Senior Vice President Retirement and Income Solutions
NICHOLAS M. CECERE(2)	Senior Vice President - USIS Distribution
TIMOTHY M. DUNBAR(2)	Executive Vice President and Chief Investment Officer
GREGORY B. ELMING(2)	Senior Vice President and Chief Risk Officer
NORA M. EVERETT(2)	President Retirement and Income Solutions
AMY C. FRIEDRICH(2)	Senior Vice President, Specialty Benefits Division
GINA L. GRAHAM(2)	Vice President and Treasurer
PATRICK G. HALTER(2)	Senior Executive Director Principal Real Estate Investors
MARK S. LAGOMARCINO	Senior Vice President and Deputy General Counsel
JULIA M. LAWLER(2)	Senior Executive Director - Principal Portfolio Strategies
TERRANCE J. LILLIS(2)	Executive Vice President and Chief Financial Officer
GREGORY A. LINDE(2)	Senior Vice President Individual Life
JAMES P. MCCAUGHAN(2)	President - Global Asset Management
BARBARA A. MCKENZIE(2)	Senior Executive Director and Chief Operating Officer - Boutique Operations (PGI)
DENNIS J. MENKEN(2)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(2)	Senior Vice President Retirement and Income Solutions
ELIZABETH L. RAYMOND(2)	Senior Vice President and Chief Human Resources Officer
ANGELA R. SANDERS(2)	Senior Vice President and Controller
RENEE V. SCHAFF(2)	Senior Vice President and Chief Operating Officer, Principal International
GARY P. SCHOLTEN(2)	Executive Vice President and Chief Information Officer
KAREN E. SHAFF(2)	Executive Vice President, General Counsel and Secretary
ELLEN W. SHUMWAY(2)	Senior Executive Director - Strategy and Boutique Operations (PGI)
DEANNA D. STRABLE(2)	President - U.S. Insurance Solutions
LUIS E. VALDES(2)	President - International Asset Management and Accumulation
LEANNE M. VALENTINE	Senior Vice President and Deputy General Counsel
ROBERTO WALKER(3)	Senior Vice President and President, Principal Financial Group - Latin America

(1)	Unit 1001-3, Central Plaza
18 Harbour Road
Wanchai
Hong Kong, China

(2)	711 High Street
Des Moines, IA 50392

(3)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2015 appears below:

10

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2015)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->Princor Financial Services Corporation*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	74
-->Claritas Participacoes S.A.*#	Brazil	86
-->Claritas Administracao de Recursos LTDA *#	Brazil	82
-->Principal International, Inc.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->CIMB - Principal Asset Management Berhad*	Malaysia	40
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (S) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->Finansa Asset Management Limited *#<	Thailand	100
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal International Mexico, LLC *#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Distribuidora Principal Mexico, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero.*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion,	Mexico	100
Principal Grupo Financiero *#
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited *	Wales/United Kingdom	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	76
-->PGI Finisterre Holding Company LTD *	Wales/United Kingdom	100
-->Finisterre Holdings Limited *	Malta	56.5
-->Finisterre Capital UK Limited *	Wales/United Kingdom	100
-->Finisterre Capital LLP *	Wales/United Kingdom	86
-->Finisterre Hong Kong Limited *	Hong Kong	100
-->Finisterre Malta Limited *	Malta	100
-->Finisterre USA, Inc. *	Delaware	100
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100

11

-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	50
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal PNB Asset Management Company Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company +#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Global Columbus Circle, LLC*#<	Delaware	100
-->CCI Capital Partners, LLC *#<	Delaware	100
-->Post Advisory Group, LLC*#<	Delaware	80
-->Post Advisory Europe Limited *#<	Wales/United Kingdom	100
-->Principal Global Investors Trust*#<	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->CCIP, LLC*#<	Delaware	95
-->Columbus Circle Investors*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC *#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health *#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Financial Services (Australia), Inc.*#	Iowa	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Management Corporation*#	Iowa	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Edge Asset Management, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC *#	Delaware	100
-->Principal Financial Services II (US), LLC *#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP *#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD. *#	Wales/United Kingdom	100

12

-->Principal Financial Services VI (UK) LTD *#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD *#	United Kingdom	100
-->Liongate Capital Management LLP *	Wales/United Kingdom	55
-->Liongate Limited *	Malta	55
-->Liongate Capital Management (Cayman) Limited *	Cayman Islands	100
-->Liongate Capital Management (UK) Limited *	Wales/United Kingdom	100
-->Liongate Multi-Strategy GP Limited *	Cayman Islands	100
-->Liongate Capital Management Limited *	Malta	100
-->Liongate Capital Management (India) Private Limited *	India	100
-->Liongate Capital Management Inc.	Delaware	100
-->Liongate Capital Management (US) LP *	Delaware	100
-->Principal Financial Services Latin America LTD. *#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile *#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Asset Management Chile S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.	Chile	100
-->Hipotecaria Cruz Del Sur Principal, S.A *	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A. *#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Morley Financial Services, Inc. *#	Oregon	100
-->Morley Capital Management, Inc.*#	Oregon	100
-->Union Bond & Trust Company*#	Oregon	100
-->Principal Investors Corporation*#	New Jersey	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.
Item 29. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

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Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust, and for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust.
(b)    Management

(b1)	(b2)
Positions and offices
Name and principal	with principal
business address	underwriter
Deborah J. Barnhart	Director/Distribution (PPN)
Principal Financial Group (1)

Patricia A. Barry	Assistant Secretary
Principal Financial Group (1)

Teresa M. Button	Vice President and Treasurer
Principal Financial Group (1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group (1)

Scott A. Christensen	Chief Financial Officer
Principal Financial Group (1)

William Dunker	AML Officer
Principal Financial Group (1)

Gregory B. Elming	Director
Principal Financial Group (1)

Nora M. Everett	Director
Principal Financial Group (1)

Stephen G. Gallaher	Assistant General Counsel
Principal Financial Group (1)	and Assistant Secretary

Kara Hoogensen	Chairman, Chief Executive Officer and President
Principal Financial Group (1)

Julie LeClere	Senior Vice President and Managing Director
Principal Financial Group (1)

Jennifer Litchfield	Vice President and Chief Compliance Officer
Principal Financial Group (1)

Martin R. Richardson	Vice President - Broker Dealer Operations
Principal Financial Group (1)

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(b1)	(b2)
Positions and offices
Name and principal	with principal
business address	underwriter
Karen E. Shaff	Executive Vice President, General Counsel
Principal Financial Group (1)	and Secretary

Deanna D. Strable-Soethout	Director
Principal Financial Group (1)

Jeffrey A. Van Baale	Chief Information Officer
Principal Financial Group (1)

Traci L. Weldon	Senior Vice President
Principal Financial Group (1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group (1)

John Wetherell	Private Funds Chief Compliance Officer
Principal Financial Group (1)

(1) 655 9th Street
Des Moines, IA 50392
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. formerly Princor Financial Services Corporation	$15,432,174.16	—	—	—

Item 31. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.
Item 32. Management Services
N/A
Item 33. Fee Representation
Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

15

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 25th day of April, 2016.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE
SEPARATE ACCOUNT
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Director, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

16

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ D. J. Houston	Director, President, and	April 25, 2016
D. J. Houston	Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	April 25, 2016
A. R. Sanders	(Principal Accounting Officer)

/s/ T. J. Lillis	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 25, 2016
T. J. Lillis

(B. J. Bernard)*	Director	April 25, 2016
B. J. Bernard

(J. Carter-Miller)*	Director	April 25, 2016
J. Carter-Miller

(G. E. Costley)*	Director	April 25, 2016
G. E. Costley

(M.T. Dan)*	Director	April 25, 2016
M. T. Dan

(D. H. Ferro)*	Director	April 25, 2016
D. H. Ferro

(C. D. Gelatt, Jr.)*	Director	April 25, 2016
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	April 25, 2016
S. L. Helton

(R. C. Hochschild)*	Director	April 25, 2016
R. C. Hochschild

(B. C. Pickerell)*	Director	April 25, 2016
B. C. Pickerell

(E. E. Tallett)*	Director	April 25, 2016
E. E. Tallett

(L. D. Zimpleman)*	Chairman of the Board	April 25, 2016
L. D. Zimpleman

*By	/s/ D. J. Houston
D. J. Houston
Director, President, and Chief Executive Officer

*	Powers of Attorney filed herein

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